NYLI VP Balanced Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 32.2%
Asset-Backed Securities 1.0%
Other Asset-Backed Securities 1.0%
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
7.265% (3 Month SOFR + 1.98%), due 4/25/36 (Jersey, C.I.) (a)(b)	$ 600,000	$ 603,486
Barings CLO Ltd.
Series 2024-1A, Class B
7.369% (3 Month SOFR + 2.10%), due 1/20/37 (Cayman Islands) (a)(b)	500,000	504,111
Benefit Street Partners CLO XXX Ltd.
Series 2023-30A, Class A
7.385% (3 Month SOFR + 2.10%), due 4/25/36 (Jersey, C.I.) (a)(b)	600,000	603,047
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
6.963% (3 Month SOFR + 1.662%), due 10/15/30 (Cayman Islands) (a)(b)	800,000	801,472
Invesco US CLO Ltd.
Series 2024-3A, Class A
6.829% (3 Month SOFR + 1.51%), due 7/20/37 (Jersey, C.I.) (a)(b)	444,444	446,061
Juniper Valley Park CLO Ltd.
Series 2023-1A, Class BR
6.832% (3 Month SOFR + 1.55%), due 7/20/36 (Jersey, C.I.) (a)(b)	500,000	500,540
Store Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	239,789	216,162
		3,674,879
Total Asset-Backed Securities (Cost $3,681,518)		3,674,879
Corporate Bonds 13.9%
Aerospace & Defense 0.3%
BAE Systems plc
5.125%, due 3/26/29 (United Kingdom) (a)	670,000	689,384
Boeing Co. (The)
5.15%, due 5/1/30	230,000	230,552
5.805%, due 5/1/50	95,000	91,781
HEICO Corp.
5.35%, due 8/1/33 (c)	170,000	176,708
		1,188,425
Auto Manufacturers 0.6%
Ford Motor Co.
3.25%, due 2/12/32 (c)	175,000	149,034
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	355,000	351,981
General Motors Financial Co., Inc. (c)
4.90%, due 10/6/29	485,000	485,550
6.05%, due 10/10/25	505,000	511,199
Hyundai Capital America
5.68%, due 6/26/28 (a)(c)	460,000	477,149

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
Volkswagen Group of America Finance LLC
5.60%, due 3/22/34 (Germany) (a)	$ 230,000	$ 235,357
		2,210,270
Auto Parts & Equipment 0.1%
Aptiv plc
3.25%, due 3/1/32 (c)	260,000	232,709
BorgWarner, Inc.
4.95%, due 8/15/29	265,000	269,409
		502,118
Banks 4.4%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (Netherlands) (a)(b)	315,000	326,092
Bank of America Corp. (d)
1.734%, due 7/22/27	845,000	806,712
2.087%, due 6/14/29	675,000	623,332
5.202%, due 4/25/29	530,000	544,950
5.468%, due 1/23/35	155,000	162,999
Bank of New York Mellon Corp. (The)
6.474%, due 10/25/34 (d)	140,000	158,230
Barclays plc
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (United Kingdom) (b)	325,000	351,023
Citigroup, Inc. (d)
2.014%, due 1/25/26 (c)	733,000	725,589
5.61%, due 9/29/26	885,000	892,671
6.174%, due 5/25/34	325,000	346,773
Citizens Bank NA
6.064%, due 10/24/25 (d)	320,000	319,994
Citizens Financial Group, Inc.
6.645%, due 4/25/35 (d)	210,000	230,558
Danske Bank A/S
6.466% (1 Year Treasury Constant Maturity Rate + 2.10%), due 1/9/26 (Denmark) (a)(b)	690,000	692,285
Deutsche Bank AG
7.079%, due 2/10/34 (Germany) (d)	210,000	226,186
Goldman Sachs Group, Inc. (The)
6.484%, due 10/24/29 (d)	275,000	296,131
HSBC Holdings plc (United Kingdom) (d)
6.547%, due 6/20/34	260,000	284,483
7.39%, due 11/3/28	395,000	427,626
JPMorgan Chase & Co. (d)
5.012%, due 1/23/30	475,000	487,162
5.04%, due 1/23/28	490,000	498,196
5.546%, due 12/15/25	595,000	595,343
5.571%, due 4/22/28	235,000	242,301
5.581%, due 4/22/30	470,000	493,307
Morgan Stanley (d)
4.679%, due 7/17/26	1,150,000	1,148,378

	Principal Amount	Value
Corporate Bonds
Banks
Morgan Stanley (d)
5.173%, due 1/16/30	$ 125,000	$ 128,856
5.32%, due 7/19/35	150,000	155,763
5.656%, due 4/18/30	245,000	257,719
Morgan Stanley Bank NA
4.754%, due 4/21/26	340,000	343,135
4.952%, due 1/14/28 (d)	250,000	253,770
PNC Financial Services Group, Inc. (The) (d)
6.615%, due 10/20/27	430,000	449,381
6.875%, due 10/20/34	60,000	68,699
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (Canada) (b)(c)	270,000	272,578
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	250,000	248,642
Truist Financial Corp.
5.122%, due 1/26/34 (d)	130,000	131,428
U.S. Bancorp (d)
4.653%, due 2/1/29	135,000	136,307
6.787%, due 10/26/27	305,000	320,304
UBS AG
7.95%, due 1/9/25 (Switzerland)	805,000	811,231
UBS Group AG (Switzerland) (a)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (b)	265,000	273,963
6.442%, due 8/11/28 (d)	440,000	462,881
Wells Fargo & Co. (d)
5.198%, due 1/23/30	690,000	711,333
5.499%, due 1/23/35	300,000	314,487
		16,220,798
Beverages 0.1%
Constellation Brands, Inc.
4.90%, due 5/1/33 (c)	270,000	272,817
Keurig Dr Pepper, Inc.
Series 10
5.20%, due 3/15/31	100,000	104,404
		377,221
Biotechnology 0.1%
Amgen, Inc.
5.15%, due 3/2/28	250,000	257,428
Chemicals 0.2%
Celanese US Holdings LLC
6.33%, due 7/15/29 (c)	335,000	355,243
6.55%, due 11/15/30	185,000	199,409
		554,652

	Principal Amount	Value
Corporate Bonds
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	$ 325,000	$ 309,761
Computers 0.1%
Dell International LLC
5.40%, due 4/15/34 (c)	105,000	109,568
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	425,000	423,909
		533,477
Diversified Financial Services 0.6%
AerCap Ireland Capital DAC
4.625%, due 9/10/29 (Ireland)	425,000	425,210
American Express Co.
6.489%, due 10/30/31 (d)	305,000	337,175
Ares Management Corp.
6.375%, due 11/10/28	335,000	360,251
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)(c)	500,000	523,244
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (d)	370,000	395,526
Intercontinental Exchange, Inc.
3.625%, due 9/1/28 (c)	100,000	97,660
		2,139,066
Electric 1.7%
AEP Texas, Inc.
4.70%, due 5/15/32	45,000	45,160
American Electric Power Co., Inc.
5.625%, due 3/1/33	175,000	184,633
Appalachian Power Co.
Series BB
4.50%, due 8/1/32	35,000	34,531
Arizona Public Service Co.
5.55%, due 8/1/33	330,000	344,047
Connecticut Light and Power Co. (The)
4.95%, due 8/15/34	305,000	313,604
Duke Energy Carolinas LLC
4.95%, due 1/15/33	170,000	175,246
Duke Energy Corp.
2.45%, due 6/1/30	195,000	175,908
4.50%, due 8/15/32	130,000	128,548
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	60,000	62,634
Enel Finance America LLC
7.10%, due 10/14/27 (Italy) (a)	200,000	214,846
Entergy Arkansas LLC
5.15%, due 1/15/33 (c)	180,000	187,199

	Principal Amount	Value
Corporate Bonds
Electric
Entergy Louisiana LLC
5.15%, due 9/15/34	$ 300,000	$ 309,064
Florida Power & Light Co.
5.05%, due 4/1/28	520,000	536,676
Georgia Power Co.
4.65%, due 5/16/28	605,000	615,966
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	260,000	268,504
Pacific Gas and Electric Co.
5.45%, due 6/15/27	320,000	327,615
6.10%, due 1/15/29 (c)	190,000	200,600
6.15%, due 1/15/33 (c)	365,000	391,832
6.40%, due 6/15/33 (c)	90,000	98,371
PECO Energy Co.
4.90%, due 6/15/33	245,000	251,372
Southern California Edison Co.
5.30%, due 3/1/28	310,000	320,658
5.95%, due 11/1/32	145,000	157,808
Southern Co. (The)
5.15%, due 10/6/25 (c)	190,000	191,385
5.70%, due 10/15/32	90,000	96,448
Virginia Electric and Power Co.
5.05%, due 8/15/34	300,000	307,960
Xcel Energy, Inc.
5.50%, due 3/15/34	230,000	239,213
		6,179,828
Electronics 0.1%
Honeywell International, Inc.
5.00%, due 3/1/35	300,000	312,273
Entertainment 0.0% ‡
Warnermedia Holdings, Inc.
4.054%, due 3/15/29	192,000	181,888
Environmental Control 0.3%
Waste Connections, Inc.
2.60%, due 2/1/30 (c)	380,000	350,775
Waste Management, Inc.
4.95%, due 7/3/31 (c)	570,000	593,256
		944,031
Food 0.1%
Kraft Heinz Foods Co.
3.75%, due 4/1/30	105,000	102,431

	Principal Amount	Value
Corporate Bonds
Food
Tyson Foods, Inc.
5.40%, due 3/15/29	$ 420,000	$ 436,111
		538,542
Gas 0.1%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	420,000	361,169
Southwest Gas Corp.
5.45%, due 3/23/28	180,000	185,614
		546,783
Healthcare-Products 0.3%
Baxter International, Inc.
3.95%, due 4/1/30	480,000	469,149
Solventum Corp.
5.45%, due 2/25/27 (a)	480,000	489,914
		959,063
Healthcare-Services 0.1%
Cigna Group (The)
5.25%, due 2/15/34	155,000	160,509
HCA, Inc.
3.625%, due 3/15/32	420,000	388,380
		548,889
Home Furnishings 0.1%
Leggett & Platt, Inc.
4.40%, due 3/15/29 (c)	511,000	492,109
Insurance 0.4%
Corebridge Global Funding (a)
5.20%, due 1/12/29	430,000	441,734
5.20%, due 6/24/29	275,000	283,775
RGA Global Funding
6.00%, due 11/21/28 (a)	555,000	588,599
		1,314,108
Internet 0.2%
Amazon.com, Inc.
2.10%, due 5/12/31	355,000	314,255
Meta Platforms, Inc.
3.85%, due 8/15/32	365,000	354,820
		669,075
Investment Companies 0.1%
Blackstone Private Credit Fund
7.05%, due 9/29/25 (c)	350,000	356,571

	Principal Amount	Value
Corporate Bonds
Media 0.1%
Paramount Global
4.20%, due 5/19/32	$ 490,000	$ 434,515
Mining 0.0% ‡
Newmont Corp.
5.35%, due 3/15/34	155,000	162,435
Miscellaneous—Manufacturing 0.0% ‡
3M Co.
3.05%, due 4/15/30	169,000	160,297
Oil & Gas 0.2%
Occidental Petroleum Corp.
5.20%, due 8/1/29	455,000	462,553
Patterson-UTI Energy, Inc.
7.15%, due 10/1/33	325,000	349,962
		812,515
Packaging & Containers 0.1%
Berry Global, Inc.
5.65%, due 1/15/34 (a)	240,000	246,390
Pharmaceuticals 0.5%
AbbVie, Inc.
2.95%, due 11/21/26 (c)	190,000	185,998
5.05%, due 3/15/34	305,000	318,579
CVS Health Corp.
3.75%, due 4/1/30	140,000	134,157
5.30%, due 6/1/33	55,000	56,205
5.40%, due 6/1/29	550,000	570,535
Merck & Co., Inc.
2.15%, due 12/10/31	385,000	337,387
Pfizer Investment Enterprises Pte. Ltd.
4.75%, due 5/19/33	175,000	178,377
		1,781,238
Pipelines 0.5%
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	215,000	227,694
Energy Transfer LP
3.75%, due 5/15/30	150,000	143,291
5.75%, due 2/15/33	165,000	172,567
Enterprise Products Operating LLC
4.85%, due 1/31/34 (c)	330,000	334,772
MPLX LP
5.50%, due 6/1/34	305,000	313,351

	Principal Amount	Value
Corporate Bonds
Pipelines
Targa Resources Corp.
5.50%, due 2/15/35 (c)	$ 200,000	$ 205,976
Targa Resources Partners LP
5.50%, due 3/1/30 (c)	595,000	605,888
		2,003,539
Real Estate Investment Trusts 0.6%
American Tower Corp.
2.10%, due 6/15/30	515,000	453,580
CubeSmart LP
2.25%, due 12/15/28	290,000	266,705
Host Hotels & Resorts LP
Series I
3.50%, due 9/15/30	250,000	231,851
5.50%, due 4/15/35 (c)	290,000	294,204
5.70%, due 7/1/34	230,000	237,481
Simon Property Group LP
1.75%, due 2/1/28 (c)	375,000	347,402
Sun Communities Operating LP
2.70%, due 7/15/31	345,000	301,679
		2,132,902
Retail 0.3%
Home Depot, Inc. (The)
1.875%, due 9/15/31	310,000	266,882
4.95%, due 6/25/34	300,000	311,888
Lowe's Cos., Inc.
4.80%, due 4/1/26	245,000	246,959
5.00%, due 4/15/33	170,000	175,323
5.15%, due 7/1/33	85,000	88,586
		1,089,638
Semiconductors 0.3%
Broadcom, Inc.
2.45%, due 2/15/31 (a)(c)	315,000	279,146
Intel Corp.
5.125%, due 2/10/30	235,000	240,105
5.15%, due 2/21/34 (c)	155,000	156,606
QUALCOMM, Inc.
2.15%, due 5/20/30 (c)	410,000	370,945
		1,046,802
Software 0.3%
Fiserv, Inc.
5.35%, due 3/15/31	405,000	423,634
Oracle Corp.
4.30%, due 7/8/34	250,000	241,956

	Principal Amount	Value
Corporate Bonds
Software
Oracle Corp.
4.50%, due 5/6/28 (c)	$ 180,000	$ 182,215
6.15%, due 11/9/29	160,000	173,087
		1,020,892
Telecommunications 0.6%
AT&T, Inc.
2.25%, due 2/1/32	60,000	51,501
4.35%, due 3/1/29	775,000	779,688
T-Mobile USA, Inc.
2.625%, due 4/15/26	545,000	531,116
2.625%, due 2/15/29	130,000	121,095
5.75%, due 1/15/34	320,000	343,642
Verizon Communications, Inc.
2.10%, due 3/22/28	300,000	279,910
4.016%, due 12/3/29	2,000	1,971
		2,108,923
Transportation 0.2%
Norfolk Southern Corp.
3.00%, due 3/15/32	200,000	182,214
Union Pacific Corp.
2.80%, due 2/14/32	200,000	181,961
United Parcel Service, Inc.
4.45%, due 4/1/30	180,000	183,561
5.15%, due 5/22/34	300,000	315,313
		863,049
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP
5.75%, due 5/24/26 (a)	190,000	193,442
Total Corporate Bonds (Cost $49,968,766)		51,392,953
Foreign Government Bond 0.1%
France 0.1%
Electricite de France SA
5.65%, due 4/22/29 (a)	295,000	309,764
Total Foreign Government Bond (Cost $294,614)		309,764
Mortgage-Backed Securities 0.4%
Agency (Collateralized Mortgage Obligation) 0.2%
FHLMC
REMIC, Series 5425, Class KB
6.00%, due 6/25/54	750,000	777,073

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.1%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	$ 500,000	$ 455,818
Whole Loan (Collateralized Mortgage Obligation) 0.1%
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(e)	441,665	448,726
Total Mortgage-Backed Securities (Cost $1,735,807)		1,681,617
U.S. Government & Federal Agencies 16.8%
United States Treasury Bonds 0.1%
U.S. Treasury Bonds
4.25%, due 8/15/54	210,000	214,430
4.625%, due 5/15/44	200,000	211,969
		426,399
United States Treasury Notes 16.7%
U.S. Treasury Notes
2.75%, due 6/30/25	7,630,000	7,556,532
3.375%, due 9/15/27	15,000,000	14,923,828
3.50%, due 9/30/26	22,525,000	22,462,528
3.50%, due 9/30/29	4,875,000	4,860,527
3.625%, due 9/30/31	11,085,000	11,064,216
3.875%, due 8/15/34	710,000	714,992
		61,582,623
Total U.S. Government & Federal Agencies (Cost $62,104,724)		62,009,022
Total Long-Term Bonds (Cost $117,785,429)		119,068,235

	Shares

Common Stocks 59.1%
Aerospace & Defense 1.7%
General Dynamics Corp.	9,292	2,808,043
L3Harris Technologies, Inc.	14,613	3,475,994
		6,284,037
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	26,458	3,607,284
Automobile Components 0.8%
Gentex Corp.	99,677	2,959,410

	Shares	Value
Common Stocks
Banks 4.2%
JPMorgan Chase & Co.	39,471	$ 8,322,855
M&T Bank Corp.	21,930	3,906,171
PNC Financial Services Group, Inc. (The)	17,762	3,283,306
		15,512,332
Beverages 1.4%
Keurig Dr Pepper, Inc.	79,550	2,981,534
Pernod Ricard SA, Sponsored ADR (France)	75,101	2,278,564
		5,260,098
Biotechnology 1.0%
Gilead Sciences, Inc.	44,292	3,713,441
Building Products 1.7%
Fortune Brands Innovations, Inc.	29,776	2,665,845
Johnson Controls International plc	45,027	3,494,546
		6,160,391
Capital Markets 5.7%
Ares Management Corp.	20,130	3,137,059
Intercontinental Exchange, Inc.	18,539	2,978,105
KKR & Co., Inc.	23,194	3,028,672
LPL Financial Holdings, Inc.	10,820	2,517,057
Morgan Stanley	33,467	3,488,600
Nasdaq, Inc.	31,066	2,268,129
Raymond James Financial, Inc.	29,555	3,619,305
		21,036,927
Chemicals 1.3%
Axalta Coating Systems Ltd. (f)	67,052	2,426,612
Celanese Corp.	17,581	2,390,313
		4,816,925
Communications Equipment 2.4%
Cisco Systems, Inc.	101,644	5,409,494
F5, Inc. (f)	15,763	3,471,012
		8,880,506
Consumer Staples Distribution & Retail 0.8%
U.S. Foods Holding Corp. (f)	46,859	2,881,828
Distributors 0.3%
LKQ Corp.	27,361	1,092,251
Diversified Consumer Services 0.6%
H&R Block, Inc.	34,540	2,195,017

	Shares	Value
Common Stocks
Electrical Equipment 0.9%
Emerson Electric Co.	30,741	$ 3,362,143
Electronic Equipment, Instruments & Components 0.9%
Corning, Inc.	73,650	3,325,297
Entertainment 0.9%
Electronic Arts, Inc.	22,159	3,178,487
Food Products 0.7%
Archer-Daniels-Midland Co.	46,425	2,773,430
Gas Utilities 0.9%
Atmos Energy Corp.	24,045	3,335,282
Ground Transportation 0.6%
Knight-Swift Transportation Holdings, Inc.	40,609	2,190,856
Health Care Equipment & Supplies 0.9%
Boston Scientific Corp. (f)	38,516	3,227,641
Health Care Providers & Services 4.4%
Centene Corp. (f)	49,468	3,723,951
Elevance Health, Inc.	8,219	4,273,880
UnitedHealth Group, Inc.	14,295	8,358,001
		16,355,832
Hotels, Restaurants & Leisure 1.3%
Starbucks Corp.	27,799	2,710,125
Wyndham Hotels & Resorts, Inc.	29,288	2,288,564
		4,998,689
Household Durables 0.7%
Lennar Corp., Class A	13,903	2,606,534
Industrial Conglomerates 0.8%
3M Co.	21,406	2,926,200
Insurance 2.8%
American International Group, Inc.	47,971	3,512,916
Everest Group Ltd.	6,660	2,609,588
MetLife, Inc.	51,828	4,274,774
		10,397,278
Interactive Media & Services 0.6%
Alphabet, Inc., Class C	14,202	2,374,432

	Shares	Value
Common Stocks
IT Services 0.8%
Amdocs Ltd.	32,254	$ 2,821,580
Machinery 0.7%
Middleby Corp. (The) (f)	17,462	2,429,488
Media 0.8%
Omnicom Group, Inc.	29,294	3,028,707
Multi-Utilities 1.6%
Sempra	42,166	3,526,343
WEC Energy Group, Inc.	26,103	2,510,586
		6,036,929
Oil, Gas & Consumable Fuels 4.9%
Antero Resources Corp. (f)	87,039	2,493,667
ConocoPhillips	31,400	3,305,792
Coterra Energy, Inc.	107,944	2,585,259
EOG Resources, Inc.	22,332	2,745,273
Hess Corp.	13,722	1,863,448
Phillips 66	22,440	2,949,738
Targa Resources Corp.	14,358	2,125,127
		18,068,304
Personal Care Products 1.4%
Kenvue, Inc.	121,497	2,810,225
Unilever plc, Sponsored ADR (United Kingdom)	35,805	2,325,893
		5,136,118
Pharmaceuticals 5.1%
AstraZeneca plc, Sponsored ADR (United Kingdom)	30,328	2,362,854
Johnson & Johnson	39,016	6,322,933
Merck & Co., Inc.	25,919	2,943,362
Pfizer, Inc.	161,346	4,669,353
Roche Holding AG	8,266	2,642,854
		18,941,356
Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A (f)	23,493	2,924,409
Semiconductors & Semiconductor Equipment 1.4%
NXP Semiconductors NV (China)	13,691	3,285,977
QUALCOMM, Inc.	12,212	2,076,651
		5,362,628
Software 0.6%
Adobe, Inc. (f)	4,088	2,116,685

	Shares	Value
Common Stocks
Specialized REITs 1.7%
Crown Castle, Inc.	26,854	$ 3,185,690
Gaming and Leisure Properties, Inc.	60,949	3,135,826
		6,321,516
Total Common Stocks (Cost $175,672,983)		218,640,268
Exchange-Traded Funds 6.3%
iShares Intermediate Government/Credit Bond ETF (c)	75,230	8,057,133
iShares Russell 1000 Value ETF	48,509	9,207,008
Vanguard Russell 1000 Value (c)	71,403	5,950,012
Total Exchange-Traded Funds (Cost $19,939,158)		23,214,153
Short-Term Investments 1.8%
Affiliated Investment Company 0.3%
NYLI U.S. Government Liquidity Fund, 4.88% (g)	1,053,472	1,053,472
Unaffiliated Investment Company 1.5%
Invesco Government & Agency Portfolio, 4.917% (g)(h)	5,861,549	5,861,549
Total Short-Term Investments (Cost $6,915,021)		6,915,021
Total Investments (Cost $320,312,591)	99.4%	367,837,677
Other Assets, Less Liabilities	0.6	2,124,759
Net Assets	100.0%	$ 369,962,436

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2024.
(c)	All or a portion of this security was held on loan. As of September 30, 2024, the aggregate market value of securities on loan was $6,384,127; the total market value of collateral held by the Portfolio was $6,640,526. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $778,977. The Portfolio received cash collateral with a value of $5,861,549.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2024.
(e)	Step coupon—Rate shown was the rate in effect as of September 30, 2024.
(f)	Non-income producing security.
(g)	Current yield as of September 30, 2024.
(h)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,725	$ 31,502	$ (32,174)	$ —	$ —	$ 1,053	$ 78	$ —	1,053
Futures Contracts
As of September 30, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	108	December 2024	$ 11,847,483	$ 11,867,344	$ 19,861
U.S. Treasury 10 Year Ultra Bonds	11	December 2024	1,301,232	1,301,265	33
Total Long Contracts					19,894
Short Contracts
U.S. Treasury 2 Year Notes	(17)	December 2024	(3,530,526)	(3,540,117)	(9,591)
U.S. Treasury Long Bonds	(2)	December 2024	(249,387)	(248,375)	1,012
U.S. Treasury Ultra Bonds	(3)	December 2024	(402,291)	(399,281)	3,010
Total Short Contracts					(5,569)
Net Unrealized Appreciation					$ 14,325

1.	As of September 30, 2024, cash in the amount of $154,740 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2024.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FHLMC—Federal Home Loan Mortgage Corp.
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 3,674,879	$ —	$ 3,674,879
Corporate Bonds	—	51,392,953	—	51,392,953
Foreign Government Bond	—	309,764	—	309,764
Mortgage-Backed Securities	—	1,681,617	—	1,681,617
U.S. Government & Federal Agencies	—	62,009,022	—	62,009,022
Total Long-Term Bonds	—	119,068,235	—	119,068,235
Common Stocks	218,640,268	—	—	218,640,268
Exchange-Traded Funds	23,214,153	—	—	23,214,153
Short-Term Investments
Affiliated Investment Company	1,053,472	—	—	1,053,472
Unaffiliated Investment Company	5,861,549	—	—	5,861,549
Total Short-Term Investments	6,915,021	—	—	6,915,021
Total Investments in Securities	248,769,442	119,068,235	—	367,837,677
Other Financial Instruments
Futures Contracts (b)	23,916	—	—	23,916
Total Investments in Securities and Other Financial Instruments	$ 248,793,358	$ 119,068,235	$ —	$ 367,861,593
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (9,591)	$ —	$ —	$ (9,591)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Bond Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.1%
Asset-Backed Securities 7.4%
Home Equity Asset-Backed Securities 0.1%
Chase Funding Trust
Series 2002-2, Class 1A5
6.333%, due 4/25/32 (a)	$ 4,363	$ 4,341
J.P. Morgan Mortgage Acquisition Trust
Series 2007-CH2, Class AF3
4.347%, due 10/25/30 (a)	387,950	198,961
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A
6.151%, due 10/25/46 (a)	751,078	222,075
		425,377
Other Asset-Backed Securities 7.3%
AGL CLO 29 Ltd.
Series 2024-29A, Class B
7.332% (3 Month SOFR + 2.05%), due 4/21/37 (b)(c)	2,250,000	2,267,973
ALLO Issuer LLC
Series 2023-1A, Class A2
6.20%, due 6/20/53 (b)	2,200,000	2,256,679
Barings CLO Ltd.
Series 2024-1A, Class B
7.369% (3 Month SOFR + 2.10%), due 1/20/37 (b)(c)	1,000,000	1,008,222
Barings Loan Partners CLO Ltd. 3
Series LP-3A, Class BR
7.382% (3 Month SOFR + 2.10%), due 7/20/33 (b)(c)	2,250,000	2,251,712
Benefit Street Partners CLO XIX Ltd.
Series 2019-19A, Class BR
6.901% (3 Month SOFR + 1.60%), due 1/15/33 (b)(c)	2,000,000	2,000,500
Capital Automotive REIT
Series 2024-2A, Class A2
5.25%, due 5/15/54 (b)	1,742,708	1,741,260
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A2
2.48%, due 12/15/50 (b)	1,942,500	1,652,544
CARS-DB7 LP
Series 2023-1A, Class A2
6.50%, due 9/15/53 (b)	1,728,125	1,770,787
College Ave Student Loans LLC
Series 2024-B, Class A1A
5.69%, due 8/25/54 (b)	2,451,167	2,513,287
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2
4.30%, due 4/20/48 (b)	2,750,000	2,662,722
Frontier Issuer LLC
Series 2024-1, Class A2
6.19%, due 6/20/54 (b)	2,000,000	2,083,159

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Juniper Valley Park CLO Ltd.
Series 2023-1A, Class BR
6.832% (3 Month SOFR + 1.55%), due 7/20/36 (b)(c)	$ 2,000,000	$ 2,002,162
Lewey Park CLO Ltd.
Series 2024-1A, Class B1
(zero coupon) (3 Month SOFR + 1.70%), due 10/20/37 (b)(c)(d)	2,000,000	2,000,000
Onemain Financial Issuance Trust
Series 2024-1A, Class C
6.42%, due 5/14/41 (b)	1,500,000	1,615,294
Owl Rock CLO XIV LLC
Series 2023-14A, Class A
7.682% (3 Month SOFR + 2.40%), due 10/20/35 (b)(c)	2,500,000	2,521,690
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, due 1/15/53 (b)	2,011,499	1,920,955
Subway Funding LLC
Series 2024-3A, Class A2II
5.566%, due 7/30/54 (b)	2,000,000	2,002,945
Sunnova Helios XIII Issuer LLC
Series 2024-A, Class A
5.30%, due 2/20/51 (b)	1,499,707	1,458,872
Sunnova Helios XIV Issuer LLC
Series 2024-B, Class A
6.15%, due 5/22/51 (b)	3,156,818	3,176,955
Voya CLO Ltd.
Series 2022-4A, Class BR
7.232% (3 Month SOFR + 1.95%), due 4/20/37 (b)(c)	2,000,000	2,012,340
Ziply Fiber Issuer LLC
Series 2024-1A, Class A2
6.64%, due 4/20/54 (b)	2,400,000	2,477,335
		43,397,393
Total Asset-Backed Securities (Cost $43,389,977)		43,822,770
Corporate Bonds 46.3%
Aerospace & Defense 1.3%
BAE Systems plc (b)
5.125%, due 3/26/29	1,380,000	1,419,925
5.50%, due 3/26/54	430,000	450,646
Boeing Co. (The)
5.15%, due 5/1/30	1,190,000	1,192,859
5.805%, due 5/1/50	495,000	478,229
HEICO Corp.
5.35%, due 8/1/33	865,000	899,131
L3Harris Technologies, Inc.
5.40%, due 7/31/33	430,000	449,155

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
Lockheed Martin Corp.
4.75%, due 2/15/34	$ 1,095,000	$ 1,123,135
RTX Corp.
6.40%, due 3/15/54	1,225,000	1,446,367
		7,459,447
Auto Manufacturers 2.4%
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	1,870,000	1,854,095
7.122%, due 11/7/33	1,780,000	1,924,361
General Motors Financial Co., Inc.
4.90%, due 10/6/29	2,350,000	2,352,664
5.80%, due 1/7/29	980,000	1,019,307
6.05%, due 10/10/25	3,295,000	3,335,449
Hyundai Capital America
5.68%, due 6/26/28 (b)	2,350,000	2,437,608
Volkswagen Group of America Finance LLC
5.60%, due 3/22/34 (b)	1,390,000	1,422,374
		14,345,858
Auto Parts & Equipment 0.2%
Aptiv plc
4.15%, due 5/1/52	730,000	565,978
BorgWarner, Inc.
5.40%, due 8/15/34	765,000	781,075
		1,347,053
Banks 13.3%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (b)(c)	1,655,000	1,713,278
Bank of America Corp. (e)
1.734%, due 7/22/27	3,345,000	3,193,433
2.087%, due 6/14/29	1,590,000	1,468,293
5.288%, due 4/25/34	1,350,000	1,403,565
5.468%, due 1/23/35	1,290,000	1,356,569
Bank of New York Mellon Corp. (The)
6.474%, due 10/25/34 (e)	725,000	819,404
Barclays plc
7.119%, due 6/27/34 (e)	930,000	1,035,586
Citigroup, Inc. (e)
5.61%, due 9/29/26	3,705,000	3,737,115
6.174%, due 5/25/34	1,640,000	1,749,871
Citizens Bank NA
6.064%, due 10/24/25 (e)	1,750,000	1,749,969
Citizens Financial Group, Inc.
6.645%, due 4/25/35 (e)	1,080,000	1,185,724
Cooperatieve Rabobank UA
4.655% (1 Year Treasury Constant Maturity Rate + 1.75%), due 8/22/28 (b)(c)	1,495,000	1,506,598

	Principal Amount	Value
Corporate Bonds
Banks
Danske Bank A/S
6.466% (1 Year Treasury Constant Maturity Rate + 2.10%), due 1/9/26 (b)(c)	$ 3,420,000	$ 3,431,327
Deutsche Bank AG
7.079%, due 2/10/34 (e)	1,200,000	1,292,491
Goldman Sachs Group, Inc. (The)
6.484%, due 10/24/29 (e)	2,835,000	3,052,837
HSBC Holdings plc (e)
6.547%, due 6/20/34	1,320,000	1,444,299
7.39%, due 11/3/28	2,415,000	2,614,474
HSBC USA, Inc.
5.625%, due 3/17/25	3,405,000	3,416,798
JPMorgan Chase & Co. (e)
2.005%, due 3/13/26	1,440,000	1,420,792
5.012%, due 1/23/30	1,675,000	1,717,886
5.04%, due 1/23/28	3,090,000	3,141,684
5.546%, due 12/15/25	2,685,000	2,686,550
5.571%, due 4/22/28	1,115,000	1,149,642
5.581%, due 4/22/30	2,235,000	2,345,834
Morgan Stanley (e)
4.679%, due 7/17/26	2,590,000	2,586,348
5.173%, due 1/16/30	645,000	664,897
5.32%, due 7/19/35	735,000	763,241
5.466%, due 1/18/35	850,000	888,753
5.831%, due 4/19/35	715,000	768,014
Morgan Stanley Bank NA
4.754%, due 4/21/26	1,730,000	1,745,952
4.952%, due 1/14/28 (e)	895,000	908,498
National Securities Clearing Corp.
5.00%, due 5/30/28 (b)	1,490,000	1,531,415
PNC Financial Services Group, Inc. (The) (e)
5.812%, due 6/12/26	1,670,000	1,680,828
6.875%, due 10/20/34	620,000	709,887
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (c)	1,310,000	1,322,507
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (c)	1,005,000	999,541
Truist Financial Corp.
5.122%, due 1/26/34 (e)	825,000	834,064
U.S. Bancorp (e)
4.653%, due 2/1/29	700,000	706,775
6.787%, due 10/26/27	1,580,000	1,659,277
UBS AG
7.95%, due 1/9/25	3,360,000	3,386,008
UBS Group AG (b)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (c)	800,000	827,057
5.699% (1 Year Treasury Constant Maturity Rate + 1.77%), due 2/8/35 (c)	760,000	802,242
6.442%, due 8/11/28 (e)	1,445,000	1,520,145

	Principal Amount	Value
Corporate Bonds
Banks
Wells Fargo & Co. (e)
4.54%, due 8/15/26	$ 2,260,000	$ 2,256,059
5.198%, due 1/23/30	1,125,000	1,159,781
5.499%, due 1/23/35	2,550,000	2,673,138
		79,028,446
Beverages 1.1%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, due 1/23/49	1,770,000	1,908,070
Constellation Brands, Inc.
4.90%, due 5/1/33	1,595,000	1,611,639
Keurig Dr Pepper, Inc.
3.20%, due 5/1/30	825,000	778,622
Series 10
5.20%, due 3/15/31	1,045,000	1,091,022
PepsiCo, Inc.
2.625%, due 10/21/41	1,230,000	919,002
		6,308,355
Biotechnology 0.4%
Amgen, Inc.
4.875%, due 3/1/53	605,000	568,871
5.25%, due 3/2/30	805,000	839,945
Biogen, Inc.
2.25%, due 5/1/30	1,300,000	1,160,977
		2,569,793
Chemicals 0.6%
Celanese US Holdings LLC
6.33%, due 7/15/29	1,000,000	1,060,426
6.55%, due 11/15/30	955,000	1,029,383
Solvay Finance America LLC
5.85%, due 6/4/34 (b)	1,620,000	1,700,138
		3,789,947
Computers 0.3%
Dell International LLC
5.40%, due 4/15/34	1,335,000	1,393,081
Hewlett Packard Enterprise Co.
5.60%, due 10/15/54	635,000	623,392
		2,016,473
Diversified Financial Services 2.2%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	2,055,000	2,056,018
American Express Co.
6.489%, due 10/30/31 (e)	1,585,000	1,752,203
Ares Management Corp.
6.375%, due 11/10/28	1,750,000	1,881,906

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (b)	$ 3,000,000	$ 3,139,464
Blue Owl Finance LLC
6.25%, due 4/18/34 (b)	1,225,000	1,282,921
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (e)	1,945,000	2,079,184
Intercontinental Exchange, Inc.
3.625%, due 9/1/28	825,000	805,696
		12,997,392
Electric 5.4%
AEP Texas, Inc.
5.40%, due 6/1/33	90,000	92,444
AEP Transmission Co. LLC
Series O
4.50%, due 6/15/52	235,000	212,035
American Electric Power Co., Inc.
5.625%, due 3/1/33	865,000	912,616
Arizona Public Service Co.
5.55%, due 8/1/33	1,700,000	1,772,365
Baltimore Gas and Electric Co.
5.40%, due 6/1/53	505,000	523,287
Connecticut Light and Power Co. (The)
4.95%, due 8/15/34	1,525,000	1,568,022
Dayton Power & Light Co. (The)
3.95%, due 6/15/49	500,000	394,792
Duke Energy Corp.
2.45%, due 6/1/30	960,000	866,008
5.00%, due 8/15/52	365,000	345,605
Duke Energy Indiana LLC
6.45%, due 4/1/39	600,000	687,957
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	205,000	214,001
5.65%, due 4/1/53	110,000	116,447
Enel Finance America LLC
7.10%, due 10/14/27 (b)	2,280,000	2,449,244
Entergy Arkansas LLC
5.15%, due 1/15/33	1,695,000	1,762,792
Entergy Louisiana LLC
5.15%, due 9/15/34	1,500,000	1,545,320
Florida Power & Light Co.
5.05%, due 4/1/28	2,550,000	2,631,776
Georgia Power Co.
4.30%, due 3/15/42	141,000	128,358
4.95%, due 5/17/33	1,735,000	1,783,563
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	1,345,000	1,388,990

	Principal Amount	Value
Corporate Bonds
Electric
NSTAR Electric Co.
4.55%, due 6/1/52	$ 1,060,000	$ 972,508
Oklahoma Gas and Electric Co.
5.60%, due 4/1/53	700,000	737,660
Pacific Gas and Electric Co.
5.45%, due 6/15/27	1,460,000	1,494,743
6.10%, due 1/15/29	675,000	712,659
6.40%, due 6/15/33	310,000	338,833
6.75%, due 1/15/53	400,000	456,069
6.95%, due 3/15/34	600,000	681,923
PECO Energy Co.
4.90%, due 6/15/33	1,255,000	1,287,639
Southern California Edison Co.
5.30%, due 3/1/28	760,000	786,130
5.70%, due 3/1/53	195,000	205,760
5.95%, due 11/1/32	885,000	963,172
Southern Co. (The)
5.15%, due 10/6/25	770,000	775,612
5.70%, due 10/15/32	370,000	396,508
Virginia Electric and Power Co.
5.05%, due 8/15/34	1,510,000	1,550,064
Xcel Energy, Inc.
5.50%, due 3/15/34	1,180,000	1,227,266
		31,982,168
Electronics 0.3%
Honeywell International, Inc.
5.00%, due 3/1/35	1,500,000	1,561,364
Engineering & Construction 0.4%
Jacobs Engineering Group, Inc.
5.90%, due 3/1/33	805,000	844,576
6.35%, due 8/18/28	1,300,000	1,383,299
		2,227,875
Entertainment 0.2%
Warnermedia Holdings, Inc.
4.054%, due 3/15/29	535,000	506,824
5.141%, due 3/15/52	560,000	431,914
		938,738
Environmental Control 0.6%
Waste Connections, Inc.
2.60%, due 2/1/30	1,785,000	1,647,721
Waste Management, Inc.
4.95%, due 7/3/31	1,575,000	1,639,260
		3,286,981

	Principal Amount	Value
Corporate Bonds
Food 0.4%
Kraft Heinz Foods Co.
4.875%, due 10/1/49	$ 275,000	$ 259,197
Tyson Foods, Inc.
5.40%, due 3/15/29	1,225,000	1,271,990
5.70%, due 3/15/34	775,000	816,597
		2,347,784
Gas 0.5%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	1,945,000	1,672,556
NiSource, Inc.
5.65%, due 2/1/45	590,000	611,528
Southwest Gas Corp.
5.45%, due 3/23/28	445,000	458,878
		2,742,962
Healthcare-Products 0.4%
Solventum Corp.
5.90%, due 4/30/54 (b)	815,000	844,249
Thermo Fisher Scientific, Inc.
4.95%, due 11/21/32	1,305,000	1,359,001
		2,203,250
Healthcare-Services 0.7%
Cigna Group (The)
4.90%, due 12/15/48	870,000	819,343
5.25%, due 2/15/34	680,000	704,166
HCA, Inc.
3.625%, due 3/15/32	2,035,000	1,881,795
4.625%, due 3/15/52	85,000	73,774
UnitedHealth Group, Inc.
6.05%, due 2/15/63	825,000	934,029
		4,413,107
Home Furnishings 0.4%
Leggett & Platt, Inc.
4.40%, due 3/15/29	2,455,000	2,364,242
Insurance 1.6%
CNA Financial Corp.
5.125%, due 2/15/34	805,000	823,188
Corebridge Financial, Inc.
4.35%, due 4/5/42	190,000	168,249
Corebridge Global Funding
5.20%, due 1/12/29 (b)	2,230,000	2,290,855
MetLife, Inc.
5.875%, due 2/6/41	660,000	719,617

	Principal Amount	Value
Corporate Bonds
Insurance
Metropolitan Life Global Funding I
5.15%, due 3/28/33 (b)	$ 1,300,000	$ 1,349,309
Pine Street Trust III
6.223%, due 5/15/54 (b)	840,000	910,600
Prudential Financial, Inc.
3.935%, due 12/7/49	225,000	186,079
RGA Global Funding
6.00%, due 11/21/28 (b)	2,870,000	3,043,743
		9,491,640
Internet 0.7%
Amazon.com, Inc.
3.10%, due 5/12/51	950,000	705,722
3.95%, due 4/13/52	650,000	564,985
Meta Platforms, Inc.
3.85%, due 8/15/32	990,000	962,389
4.45%, due 8/15/52	890,000	820,665
5.55%, due 8/15/64	800,000	854,456
		3,908,217
Investment Companies 0.3%
Blackstone Private Credit Fund
7.05%, due 9/29/25	1,870,000	1,905,109
Media 0.5%
Charter Communications Operating LLC
6.65%, due 2/1/34	1,695,000	1,774,046
Comcast Corp.
4.60%, due 10/15/38	740,000	719,274
Paramount Global
4.85%, due 7/1/42	780,000	622,147
		3,115,467
Mining 0.1%
Newmont Corp.
5.35%, due 3/15/34	790,000	827,894
Miscellaneous—Manufacturing 0.1%
3M Co.
3.625%, due 10/15/47	410,000	327,258
Oil & Gas 0.8%
Occidental Petroleum Corp.
5.20%, due 8/1/29	2,395,000	2,434,760
6.45%, due 9/15/36	720,000	777,571

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Patterson-UTI Energy, Inc.
7.15%, due 10/1/33	$ 1,595,000	$ 1,717,505
		4,929,836
Packaging & Containers 0.3%
Berry Global, Inc.
5.50%, due 4/15/28	550,000	563,576
5.65%, due 1/15/34 (b)	1,065,000	1,093,355
		1,656,931
Pharmaceuticals 1.0%
AbbVie, Inc.
2.95%, due 11/21/26	850,000	832,097
4.05%, due 11/21/39	135,000	124,702
5.05%, due 3/15/34	1,560,000	1,629,450
CVS Health Corp.
5.30%, due 6/1/33	850,000	868,626
6.05%, due 6/1/54	675,000	704,220
Eli Lilly & Co.
3.375%, due 3/15/29	1,215,000	1,187,748
Pfizer Investment Enterprises Pte. Ltd.
5.30%, due 5/19/53	370,000	382,744
		5,729,587
Pipelines 2.3%
Cheniere Energy Partners LP
4.00%, due 3/1/31	1,280,000	1,211,377
Energy Transfer LP
5.00%, due 5/15/50	1,045,000	944,074
Enterprise Products Operating LLC
4.80%, due 2/1/49	390,000	364,297
4.85%, due 1/31/34	1,210,000	1,227,499
Kinder Morgan, Inc.
5.45%, due 8/1/52	390,000	379,121
MPLX LP
5.50%, due 6/1/34	1,480,000	1,520,525
ONEOK, Inc.
5.55%, due 11/1/26	980,000	1,002,208
5.70%, due 11/1/54	505,000	502,127
5.85%, due 1/15/26	1,615,000	1,639,490
Targa Resources Corp.
5.50%, due 2/15/35	1,030,000	1,060,778
Targa Resources Partners LP
5.50%, due 3/1/30	3,075,000	3,131,268
Williams Cos., Inc. (The)
4.85%, due 3/1/48	570,000	519,857
		13,502,621

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts 1.6%
American Tower Corp.
2.10%, due 6/15/30	$ 2,695,000	$ 2,373,590
Crown Castle, Inc.
5.80%, due 3/1/34	1,225,000	1,299,203
Host Hotels & Resorts LP
Series I
3.50%, due 9/15/30	750,000	695,554
5.50%, due 4/15/35	725,000	735,510
5.70%, due 7/1/34	1,195,000	1,233,868
Simon Property Group LP
1.75%, due 2/1/28	1,950,000	1,806,491
Sun Communities Operating LP
2.70%, due 7/15/31	1,800,000	1,573,974
		9,718,190
Retail 1.1%
Alimentation Couche-Tard, Inc.
5.267%, due 2/12/34 (b)	1,545,000	1,573,937
AutoZone, Inc.
5.20%, due 8/1/33	905,000	929,669
Home Depot, Inc. (The)
4.95%, due 6/25/34	1,500,000	1,559,440
4.95%, due 9/15/52	1,070,000	1,067,504
Lowe's Cos., Inc.
3.00%, due 10/15/50	890,000	605,016
5.15%, due 7/1/33	450,000	468,987
5.75%, due 7/1/53	230,000	242,689
		6,447,242
Semiconductors 0.9%
Broadcom, Inc. (b)
2.45%, due 2/15/31	1,250,000	1,107,720
3.137%, due 11/15/35	925,000	791,000
3.469%, due 4/15/34	835,000	751,914
Intel Corp.
5.15%, due 2/21/34	535,000	540,544
5.70%, due 2/10/53	910,000	896,510
5.90%, due 2/10/63	195,000	195,736
NXP BV
5.00%, due 1/15/33	955,000	966,408
QUALCOMM, Inc.
4.50%, due 5/20/52	260,000	239,411
Texas Instruments, Inc.
5.05%, due 5/18/63	90,000	90,310
		5,579,553
Software 0.7%
Fiserv, Inc.
5.35%, due 3/15/31	1,770,000	1,851,438

	Principal Amount	Value
Corporate Bonds
Software
Oracle Corp.
3.95%, due 3/25/51	$ 360,000	$ 289,729
4.30%, due 7/8/34	1,250,000	1,209,781
5.55%, due 2/6/53	850,000	869,848
		4,220,796
Telecommunications 2.0%
AT&T, Inc.
2.25%, due 2/1/32	1,695,000	1,454,892
3.50%, due 9/15/53	585,000	429,784
3.55%, due 9/15/55	797,000	582,953
4.35%, due 3/1/29	1,174,000	1,181,101
Cisco Systems, Inc.
5.30%, due 2/26/54	870,000	923,061
Rogers Communications, Inc.
3.80%, due 3/15/32	1,200,000	1,113,389
4.55%, due 3/15/52	385,000	333,386
T-Mobile USA, Inc.
2.625%, due 2/15/29	1,530,000	1,425,198
3.40%, due 10/15/52	290,000	212,276
5.50%, due 1/15/55	315,000	326,306
5.75%, due 1/15/34	1,225,000	1,315,503
Verizon Communications, Inc.
3.40%, due 3/22/41	685,000	559,431
4.50%, due 8/10/33	705,000	696,623
5.05%, due 5/9/33	1,285,000	1,326,226
		11,880,129
Transportation 0.9%
FedEx Corp.
5.25%, due 5/15/50	970,000	956,837
Norfolk Southern Corp.
3.00%, due 3/15/32	1,005,000	915,627
3.05%, due 5/15/50	605,000	426,176
Union Pacific Corp.
2.80%, due 2/14/32	2,060,000	1,874,199
United Parcel Service, Inc.
4.25%, due 3/15/49	480,000	425,374
5.50%, due 5/22/54	750,000	799,951
		5,398,164
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP (b)
5.75%, due 5/24/26	940,000	957,029
6.05%, due 8/1/28	670,000	705,221
		1,662,250
Total Corporate Bonds (Cost $265,471,683)		274,232,119

	Principal Amount	Value
Foreign Government Bonds 0.3%
France 0.3%
Electricite de France SA (b)
5.65%, due 4/22/29	$ 1,050,000	$ 1,102,549
6.00%, due 4/22/64	585,000	593,728
		1,696,277
Total Foreign Government Bonds (Cost $1,586,807)		1,696,277
Mortgage-Backed Securities 8.0%
Agency (Collateralized Mortgage Obligations) 2.4%
FHLMC
REMIC, Series 5366, Class MZ
6.00%, due 12/25/53	2,102,280	2,187,298
REMIC, Series 5425, Class KB
6.00%, due 6/25/54	2,500,000	2,590,245
FNMA
REMIC, Series 2021-61, Class MI
2.50%, due 4/25/51 (f)	7,154,660	808,463
REMIC, Series 2024-34, Class B
6.00%, due 6/25/54	2,250,000	2,333,079
GNMA
REMIC, Series 2021-24, Class TI
2.00%, due 2/20/51 (f)	12,318,251	1,593,597
REMIC, Series 2021-46, Class BI
2.00%, due 3/20/51 (f)	15,018,088	1,911,106
REMIC, Series 2023-40, Class DL
5.50%, due 3/20/53	2,500,000	2,535,108
		13,958,896
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.4%
CENT Trust
Series 2023-CITY, Class A
7.717% (1 Month SOFR + 2.62%), due 9/15/38 (b)(c)	2,400,000	2,404,500
FNMA, ACES
Series 2019-M12, Class X3
0.717%, due 6/25/29 (f)(g)	77,000,000	1,959,504
GNMA (f)(g)
REMIC, Series 2023-179
0.611%, due 9/16/63	49,032,997	2,064,701
REMIC, Series 2024-32
0.706%, due 6/16/63	46,875,125	2,349,658
REMIC, Series 2021-106
0.86%, due 4/16/63	39,796,892	2,667,203
LBA Trust
Series 2024-BOLT, Class A
6.688% (1 Month SOFR + 1.591%), due 6/15/26 (b)(c)	2,000,000	2,000,000

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
OPEN Trust
Series 2023-AIR, Class A
8.186% (1 Month SOFR + 3.089%), due 10/15/28 (b)(c)	$ 2,067,855	$ 2,087,242
SHR Trust
Series 2024-LXRY, Class A
6.754% (1 Month SOFR + 1.95%), due 10/15/41 (b)(c)(d)	2,750,000	2,750,000
VLS Commercial Mortgage Trust
Series 2020-LAB, Class A
2.13%, due 10/10/42 (b)	2,500,000	2,065,022
		20,347,830
Whole Loan (Collateralized Mortgage Obligations) 2.2%
A&D Mortgage Trust (a)(b)
Series 2023-NQM4, Class A1
7.472%, due 9/25/68	2,458,809	2,526,369
Series 2023-NQM4, Class A2
7.826%, due 9/25/68	1,788,225	1,833,287
COLT Mortgage Loan Trust (a)(b)
Series 2023-4, Class A1
7.163%, due 10/25/68	2,336,719	2,392,871
Series 2023-3, Class A1
7.18%, due 9/25/68	1,684,904	1,723,880
GCAT Trust
Series 2023-NQM3, Class A1
6.889%, due 8/25/68 (a)(b)	2,511,781	2,559,422
PRKCM Trust
Series 2024-HOME1, Class A1
6.431%, due 5/25/59 (a)(b)	2,064,945	2,105,930
		13,141,759
Total Mortgage-Backed Securities (Cost $46,736,252)		47,448,485
U.S. Government & Federal Agencies 36.1%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.2%
FHLMC Gold Pools, 30 Year
6.50%, due 11/1/35	1,454	1,500
6.50%, due 8/1/37	12,616	13,183
UMBS Pool, 30 Year
2.00%, due 11/1/50	2,442,053	2,056,658
2.00%, due 1/1/52	3,114,349	2,603,970
2.00%, due 2/1/52	4,279,706	3,580,987
2.50%, due 7/1/50	3,934,310	3,462,938
2.50%, due 11/1/50	2,389,961	2,113,698
2.50%, due 2/1/51	3,834,073	3,380,880
2.50%, due 4/1/52	2,200,835	1,934,667
3.00%, due 5/1/51	4,336,439	3,971,953
3.00%, due 5/1/52	1,790,316	1,632,298

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 30 Year
3.00%, due 6/1/52	$ 4,578,267	$ 4,135,675
3.50%, due 11/1/51	2,861,756	2,683,777
4.00%, due 10/1/52	2,740,258	2,650,141
5.00%, due 11/1/52	2,679,076	2,682,681
5.00%, due 12/1/52	2,402,657	2,412,260
5.50%, due 10/1/52	1,543,465	1,569,108
5.50%, due 8/1/53	1,658,967	1,705,685
		42,592,059
Federal National Mortgage Association (Mortgage Pass-Through Securities) 8.3%
UMBS, 30 Year
2.00%, due 8/1/50	4,290,610	3,598,901
2.00%, due 12/1/50	3,897,495	3,271,957
2.00%, due 3/1/51	4,012,749	3,384,902
2.00%, due 3/1/51	5,104,381	4,292,227
2.50%, due 5/1/43	215,812	191,065
2.50%, due 9/1/50	4,640,188	4,096,744
2.50%, due 8/1/51	4,677,914	4,125,274
2.50%, due 10/1/51	3,385,562	2,970,701
2.50%, due 4/1/52	2,176,142	1,910,540
3.50%, due 2/1/52	2,025,385	1,897,722
4.50%, due 7/1/52	2,564,299	2,523,926
4.50%, due 7/1/52	1,782,306	1,769,114
5.50%, due 10/1/52	2,445,135	2,485,722
5.50%, due 11/1/52	3,513,368	3,578,656
6.00%, due 11/1/52	2,659,992	2,731,998
6.50%, due 10/1/36	9,362	9,854
6.50%, due 8/1/37	1,770	1,840
7.00%, due 9/1/37	15,240	16,057
7.00%, due 10/1/37	239	255
7.00%, due 11/1/37	3,313	3,458
7.50%, due 7/1/28	2,092	2,094
UMBS, Single Family, 30 Year TBA (h)
2.50%, due 10/25/54	1,250,000	1,078,858
3.50%, due 10/25/54	2,200,000	2,048,568
6.00%, due 10/25/54	3,000,000	3,066,087
		49,056,520
Government National Mortgage Association (Mortgage Pass-Through Securities) 4.1%
GNMA I, Single Family, 30 Year
4.00%, due 3/15/44	18,654	18,363
4.00%, due 7/15/44	112,827	110,419
4.00%, due 7/15/45	55,008	54,060
4.50%, due 6/15/39	280,944	286,002
4.50%, due 6/15/40	116,709	117,924
GNMA II, 30 Year
2.00%, due 3/20/51	3,600,130	3,009,594

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA II, 30 Year
2.50%, due 3/20/51	$ 3,479,210	$ 3,053,078
2.50%, due 4/20/51	4,387,663	3,850,086
3.50%, due 5/20/52	3,036,239	2,868,452
4.50%, due 9/20/52	2,745,291	2,718,877
GNMA II, Single Family, 30 Year
3.00%, due 10/20/51	3,013,767	2,749,869
4.00%, due 4/20/52	2,050,298	1,983,816
5.00%, due 7/20/52	1,476,006	1,481,170
5.50%, due 10/15/54 TBA (h)	2,000,000	2,019,259
		24,320,969
United States Treasury Bonds 2.7%
U.S. Treasury Bonds
2.00%, due 11/15/41	3,420,000	2,514,502
2.375%, due 2/15/42	2,140,000	1,666,692
2.875%, due 5/15/52	5,285,000	4,139,022
3.25%, due 5/15/42	500,000	444,531
4.25%, due 8/15/54	1,930,000	1,970,711
4.625%, due 5/15/44	5,050,000	5,352,211
		16,087,669
United States Treasury Notes 13.8%
U.S. Treasury Notes
2.75%, due 6/30/25	9,500,000	9,408,525
3.375%, due 9/15/27	22,400,000	22,286,250
3.50%, due 9/30/26	19,685,000	19,630,405
3.50%, due 9/30/29	14,240,000	14,197,725
3.625%, due 9/30/31	9,295,000	9,277,572
3.875%, due 8/15/34	7,240,000	7,290,906
		82,091,383
Total U.S. Government & Federal Agencies (Cost $212,440,406)		214,148,600
Total Long-Term Bonds (Cost $569,625,125)		581,348,251
Total Investments (Cost $569,625,125)	98.1%	581,348,251
Other Assets, Less Liabilities	1.9	11,406,876
Net Assets	100.0%	$ 592,755,127

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Step coupon—Rate shown was the rate in effect as of September 30, 2024.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate—Rate shown was the rate in effect as of September 30, 2024.

(d)	Delayed delivery security.
(e)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2024.
(f)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2024.
(h)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2024, the total net market value was $8,212,772, which represented 1.4% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
Futures Contracts
As of September 30, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	103	December 2024	$ 21,402,967	$ 21,448,945	$ 45,978
U.S. Treasury 5 Year Notes	90	December 2024	9,869,363	9,889,453	20,090
U.S. Treasury Ultra Bonds	333	December 2024	44,644,741	44,320,219	(324,522)
Total Long Contracts					(258,454)
Short Contracts
U.S. Treasury 10 Year Notes	(5)	December 2024	(573,131)	(571,406)	1,725
U.S. Treasury 10 Year Ultra Bonds	(254)	December 2024	(30,073,277)	(30,047,406)	25,871
Total Short Contracts					27,596
Net Unrealized Depreciation					$ (230,858)

1.	As of September 30, 2024, cash in the amount of $1,631,190 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2024.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 43,822,770	$ —	$ 43,822,770
Corporate Bonds	—	274,232,119	—	274,232,119
Foreign Government Bonds	—	1,696,277	—	1,696,277
Mortgage-Backed Securities	—	47,448,485	—	47,448,485
U.S. Government & Federal Agencies	—	214,148,600	—	214,148,600
Total Investments in Securities	—	581,348,251	—	581,348,251
Other Financial Instruments
Futures Contracts (b)	93,664	—	—	93,664
Total Investments in Securities and Other Financial Instruments	$ 93,664	$ 581,348,251	$ —	$ 581,441,915
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (324,522)	$ —	$ —	$ (324,522)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Conservative Allocation Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.9%
Equity Funds 38.9%
NYLI 500 International ETF	153,649	$ 5,391,036
NYLI Candriam International Equity ETF	170,151	5,345,158
NYLI Candriam U.S. Large Cap Equity ETF	183,935	8,804,858
NYLI Candriam U.S. Mid Cap Equity ETF	203,345	6,684,845
NYLI CBRE NextGen Real Estate ETF (a)	432,366	9,581,231
NYLI Epoch Capital Growth Fund Class I	95,182	1,513,132
NYLI Epoch International Choice Fund Class I	122,882	5,247,404
NYLI Fiera SMID Growth Fund Class R6	397,899	6,830,738
NYLI FTSE International Equity Currency Neutral ETF	306,935	8,483,683
NYLI PineStone U.S. Equity Fund Class R6	421,021	8,380,213
NYLI VP American Century Sustainable Equity Portfolio Initial Class	844,430	8,983,640
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	819,423	6,713,939
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	163,749	5,287,219
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	388,582	7,814,237
NYLI VP MacKay Convertible Portfolio Initial Class	540,940	8,490,756
NYLI VP PineStone International Equity Portfolio Initial Class	439,550	5,370,515
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	737,932	6,676,441
NYLI VP Small Cap Growth Portfolio Initial Class	532,635	6,321,258
NYLI VP Wellington Growth Portfolio Initial Class	312,611	9,285,833
NYLI VP Wellington Small Cap Portfolio Initial Class	582,634	5,673,282
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	295,177	9,521,131
NYLI WMC Enduring Capital Fund Class R6	93,316	3,773,114
NYLI WMC International Research Equity Fund Class I	655,608	5,459,642
NYLI WMC Value Fund Class R6	215,234	7,344,824
Total Equity Funds (Cost $135,537,140)		162,978,129
Fixed Income Funds 51.0%
NYLI MacKay ESG Core Plus Bond ETF (a)	1,245,721	27,094,432
NYLI MacKay ESG High Income ETF (a)	254,728	6,908,223
NYLI MacKay Securitized Income ETF (a)	272,539	7,261,366
NYLI MacKay Short Duration High Income Fund Class I	1,827,594	17,526,445
NYLI Short Term Bond Fund Class I (a)	452,337	4,159,784
NYLI VP Bond Portfolio Initial Class	345,569	4,480,574
NYLI VP Floating Rate Portfolio Initial Class (a)	2,433,111	20,838,134
NYLI VP Indexed Bond Portfolio Initial Class (a)	11,820,952	107,496,190
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	711,841	6,900,654
NYLI VP MacKay U.S. Infrastructure Bond Portfolio (a)	723,906	7,272,216
NYLI VP PIMCO Real Return Portfolio Initial Class	510,544	4,185,948
Total Fixed Income Funds (Cost $227,601,255)		214,123,966
Total Affiliated Investment Companies (Cost $363,138,395)		377,102,095

	Shares	Value
Short-Term Investment 9.5%
Affiliated Investment Company 9.5%
NYLI U.S. Government Liquidity Fund, 4.88% (b)	39,741,625	$ 39,741,625
Total Short-Term Investment (Cost $39,741,625)	9.5%	39,741,625
Total Investments (Cost $402,880,020)	99.4%	416,843,720
Other Assets, Less Liabilities	0.6	2,443,588
Net Assets	100.0%	$ 419,287,308

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of September 30, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ U.S. Small Cap ETF	$ 3,697	$ —	$ (3,739)	$ 495	$ (453)	$ —	$ 12	$ —	—
NYLI 500 International ETF	7,613	193	(2,785)	401	(31)	5,391	138	—	154
NYLI Candriam International Equity ETF	7,669	101	(3,108)	620	63	5,345	119	—	170
NYLI Candriam U.S. Large Cap Equity ETF	9,998	81	(2,484)	898	312	8,805	77	—	184
NYLI Candriam U.S. Mid Cap Equity ETF	6,437	865	(1,166)	106	443	6,685	53	—	203
NYLI CBRE NextGen Real Estate ETF	10,434	294	(1,916)	122	647	9,581	211	—	432
NYLI Epoch Capital Growth Fund Class I	1,665	4	(361)	32	173	1,513	—	—	95
NYLI Epoch International Choice Fund Class I	4,667	1,108	(919)	132	259	5,247	—	—	123
NYLI Fiera SMID Growth Fund Class R6	6,650	954	(992)	75	144	6,831	—	—	398
NYLI FTSE International Equity Currency Neutral ETF	9,193	142	(1,787)	427	509	8,484	136	—	307
NYLI MacKay ESG Core Plus Bond ETF	29,621	6,167	(9,468)	(1,044)	1,818	27,094	1,145	—	1,246
NYLI MacKay ESG High Income ETF	7,538	—	(765)	16	119	6,908	351	—	255
NYLI MacKay Securitized Income ETF	—	7,830	(937)	18	350	7,261	86	—	273
NYLI MacKay Short Duration High Income Fund Class I	18,896	950	(2,522)	(89)	292	17,527	859	—	1,828
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	6,062	7,078	(12,981)	17	(176)	—	218	—	—
NYLI PineStone U.S. Equity Fund Class R6	9,160	14	(1,979)	214	971	8,380	—	—	421
NYLI Short Term Bond Fund Class I	8,999	251	(5,093)	(34)	37	4,160	225	—	452
NYLI U.S. Government Liquidity Fund	43,091	82,566	(85,915)	—	—	39,742	1,513	—	39,742
NYLI VP American Century Sustainable Equity Portfolio Initial Class	8,083	1,149	(1,835)	(679)	2,266	8,984	—	—	844
NYLI VP Bond Portfolio Initial Class	14,947	4,565	(15,155)	(2,010)	2,134	4,481	—	—	346
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	6,944	33	(1,360)	(138)	1,235	6,714	—	—	819
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	4,503	1,368	(1,721)	(184)	1,321	5,287	—	—	164
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	6,772	1,259	(1,756)	207	1,332	7,814	—	—	389
NYLI VP Floating Rate Portfolio Initial Class	24,784	1,510	(5,402)	(187)	133	20,838	1,393	—	2,433
NYLI VP Indexed Bond Portfolio Initial Class	117,998	3	(14,904)	(2,933)	7,332	107,496	—	—	11,821

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI VP MacKay Convertible Portfolio Initial Class	$ —	$ 9,042	$ (981)	$ 1	$ 429	$ 8,491	$ 242	$ —	541
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	7,522	11	(1,097)	35	430	6,901	—	—	712
NYLI VP MacKay U.S. Infrastructure Bond Portfolio	—	7,413	(510)	15	354	7,272	—	—	724
NYLI VP PIMCO Real Return Portfolio Initial Class	4,531	11	(579)	(59)	282	4,186	—	—	511
NYLI VP PineStone International Equity Portfolio Initial Class	4,572	1,134	(1,000)	(555)	1,220	5,371	—	—	440
NYLI VP S&P 500 Index Portfolio Initial Class	6,951	—	(7,098)	1,489	(1,342)	—	—	—	—
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	6,429	900	(1,090)	(585)	1,022	6,676	—	—	738
NYLI VP Small Cap Growth Portfolio Initial Class	5,711	1,168	(1,124)	(713)	1,279	6,321	—	—	533
NYLI VP Wellington Growth Portfolio Initial Class	10,244	525	(3,410)	(878)	2,805	9,286	—	—	313
NYLI VP Wellington Small Cap Portfolio Initial Class	4,709	1,583	(1,193)	(281)	855	5,673	—	—	583
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	10,431	473	(3,534)	(363)	2,514	9,521	—	—	295
NYLI WMC Enduring Capital Fund Class R6	4,215	—	(1,055)	121	492	3,773	—	—	93
NYLI WMC International Research Equity Fund Class I	4,678	1,084	(1,069)	80	687	5,460	—	—	656
NYLI WMC Value Fund Class R6	6,095	1,393	(1,092)	65	884	7,345	—	—	215
	$451,509	$143,222	$(205,882)	$(5,146)	$33,141	$416,844	$6,778	$—
Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/2/24	Daily	4,297	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/2/24	Daily	(8,739)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.00% - 0.50%	10/7/24 - 11/12/24	Daily	12,146	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/2/24	Daily	7,397	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.75%	12/2/24	Daily	(36,104)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.61%	12/2/24	Daily	10,720	—
Citibank NA	iShares MSCI Hong Kong ETF	1 day FEDF plus 0.40%	12/2/24	Daily	8,527	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.40%	12/2/24	Daily	8,593	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.00% - 0.55%	4/24/25	Daily	6,317	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10% - 0.13%	4/9/25	Daily	(19,027)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/2/24	Daily	(7,603)	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	28,334	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	15,949	—
						$ —

The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of September 30, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Alphabet Inc.	1,257	128,778	—	3.00
Amazon.com Inc.	1,340	137,231	—	3.19
AppLovin Corp.	2,196	224,954	—	5.24
Aptiv plc	1,214	124,381	—	2.89
Autoliv Inc.	368	37,712	—	0.88
BILL Holdings Inc.	614	62,934	—	1.46
Block Inc.	1,497	153,403	—	3.57
Booking Holdings Inc.	1,515	155,156	—	3.61
Broadcom Inc.	1,416	145,022	—	3.38
DocuSign Inc.	1,010	103,514	—	2.41
Etsy Inc.	1,178	120,704	—	2.81
Expedia Group Inc.	1,690	173,114	—	4.03
Fidelity National Information Services Inc.	1,603	164,228	—	3.82
Fiserv Inc.	1,705	174,648	—	4.06
Fortive Corp.	826	84,618	—	1.97
Globant SA	689	70,632	—	1.64
Informatica Inc.	291	29,795	—	0.69
Intel Corp.	989	101,305	—	2.36
Lear Corp.	490	50,243	—	1.17
Magna International Inc.	442	45,291	—	1.05
Marvell Technology Inc.	1,379	141,310	—	3.29
Meta Platforms Inc.	1,550	158,733	—	3.69
MKS Instruments Inc.	556	56,961	—	1.33
Northrop Grumman Corp.	1,759	180,147	—	4.19
Okta Inc.	925	94,750	—	2.21
Pinterest Inc.	1,068	109,373	—	2.55
PTC Inc.	884	90,597	—	2.11
QUALCOMM Inc.	1,172	120,060	—	2.79
RTX Corp.	1,734	177,656	—	4.13
Salesforce Inc.	1,524	156,095	—	3.63
Smartsheet Inc.	601	61,583	—	1.43
TE Connectivity Ltd.	1,438	147,322	—	3.43
Teradyne Inc.	1,245	127,507	—	2.97
Veeva Systems Inc.	1,372	140,518	—	3.27
Visa Inc.	1,479	151,487	—	3.53
Wix.com Ltd.	669	68,513	—	1.59
Zillow Group Inc.	257	26,366	—	0.61
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of September 30, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Akero Therapeutics Inc.	(603)	(77,041)	—	0.88
AMC Entertainment Holdings Inc.	(1,716)	(219,174)	—	2.51
Arcutis Biotherapeutics Inc.	(1,066)	(136,173)	—	1.56
BioCryst Pharmaceuticals Inc.	(619)	(78,993)	—	0.90
Bloom Energy Corp.	(1,575)	(201,081)	—	2.30
Bridgebio Pharma Inc.	(1,097)	(140,097)	—	1.60
Cardlytics Inc.	(125)	(15,920)	—	0.18
Carvana Co.	(4,986)	(636,806)	—	7.29
Chegg Inc.	(235)	(30,004)	—	0.34
Chemours Co/The	(616)	(78,695)	—	0.90
Coeur Mining Inc.	(1,890)	(241,428)	—	2.76
Compass Inc.	(493)	(62,912)	—	0.72
Cytokinetics Inc.	(2,043)	(260,911)	—	2.99
EchoStar Corp.	(885)	(113,055)	—	1.29
FuelCell Energy Inc.	(394)	(50,254)	—	0.58
Global Net Lease Inc.	(373)	(47,676)	—	0.55
Goodyear Tire & Rubber Co/The	(620)	(79,219)	—	0.91

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Guardant Health Inc.	(928)	(118,522)	—	1.36
Hudson Pacific Properties Inc.	(320)	(40,839)	—	0.47
Infinera Corp.	(607)	(77,565)	—	0.89
Ironwood Pharmaceuticals Inc.	(377)	(48,097)	—	0.55
JBG SMITH Properties	(442)	(56,401)	—	0.65
JetBlue Airways Corp.	(2,917)	(372,504)	—	4.26
Lumen Technologies Inc.	(2,100)	(268,184)	—	3.07
Lumentum Holdings Inc.	(1,614)	(206,103)	—	2.36
NeoGenomics Inc.	(338)	(43,105)	—	0.49
Newell Brands Inc.	(827)	(105,677)	—	1.21
Novocure Ltd.	(375)	(47,945)	—	0.55
Ocular Therapeutix Inc.	(765)	(97,743)	—	1.12
Opendoor Technologies Inc.	(729)	(93,098)	—	1.07
Pacific Biosciences of California Inc.	(633)	(80,896)	—	0.93
Paramount Global	(2,843)	(363,044)	—	4.15
Peloton Interactive Inc.	(1,309)	(167,139)	—	1.91
Penn Entertainment Inc.	(3,233)	(412,878)	—	4.72
Recursion Pharmaceuticals Inc.	(689)	(88,015)	—	1.01
Redfin Corp.	(1,185)	(151,395)	—	1.73
Rivian Automotive Inc.	(3,414)	(435,987)	—	4.99
Semtech Corp.	(3,750)	(478,966)	—	5.48
Spirit AeroSystems Holdings Inc.	(2,360)	(301,401)	—	3.45
Sunnova Energy International Inc.	(2,059)	(262,994)	—	3.01
Tandem Diabetes Care Inc.	(1,142)	(145,829)	—	1.67
Telephone and Data Systems Inc.	(384)	(49,076)	—	0.56
Terawulf Inc.	(1,975)	(252,191)	—	2.89
Upstart Holdings Inc.	(3,736)	(477,102)	—	5.46
Viasat Inc.	(354)	(45,266)	—	0.52
Virgin Galactic Holdings Inc.	(179)	(22,875)	—	0.26
Walgreens Boots Alliance Inc.	(1,631)	(208,353)	—	2.38
Warner Bros Discovery Inc.	(3,260)	(416,279)	—	4.76
Wolfspeed Inc.	(1,258)	(160,665)	—	1.84
Xerox Holdings Corp.	(1,017)	(129,923)	—	1.49
Xometry Inc.	(339)	(43,316)	—	0.50

1.	As of September 30, 2024, cash in the amount $1,200,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 162,978,129	$ —	$ —	$ 162,978,129
Fixed Income Funds	214,123,966	—	—	214,123,966
Total Affiliated Investment Companies	377,102,095	—	—	377,102,095
Short-Term Investment
Affiliated Investment Company	39,741,625	—	—	39,741,625
Total Investments in Securities	$ 416,843,720	$ —	$ —	$ 416,843,720

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI VP CBRE Global Infrastructure Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.7%
Canada 7.6%
Canadian National Railway Co. (Transportation)	6,256	$ 732,569
Pembina Pipeline Corp. (Midstream / Pipelines)	31,641	1,304,289
TC Energy Corp. (Midstream / Pipelines) (a)	13,474	640,499
		2,677,357
China 2.3%
Beijing Enterprises Holdings Ltd. (Utilities)	92,281	331,192
China Resources Gas Group Ltd. (Utilities)	74,407	300,065
Jiangsu Expressway Co. Ltd., Class H (Transportation)	178,185	180,389
		811,646
France 4.3%
Aeroports de Paris SA (Transportation)	1,341	172,112
Getlink SE (Transportation)	8,980	160,137
Vinci SA (Transportation)	9,912	1,157,971
		1,490,220
Germany 0.9%
E.ON SE (Utilities)	21,209	315,296
Hong Kong 2.1%
CLP Holdings Ltd. (Utilities)	84,197	745,700
Italy 3.1%
Enel SpA (Utilities)	137,680	1,099,630
Japan 2.2%
East Japan Railway Co. (Transportation) (a)	31,100	616,374
West Japan Railway Co. (Transportation)	8,848	167,695
		784,069
Mexico 1.3%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	6,560	113,909
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation)	12,047	341,017
		454,926
New Zealand 1.2%
Auckland International Airport Ltd. (Transportation)	92,384	438,426
Spain 8.8%
Aena SME SA (Transportation)	5,076	1,116,509
Cellnex Telecom SA (Communications)	25,995	1,054,151
Ferrovial SE (Transportation)	21,017	902,582
		3,073,242
Switzerland 1.4%
Flughafen Zurich AG (Registered) (Transportation)	1,984	476,807

	Shares	Value
Common Stocks
United Kingdom 4.2%
National Grid plc (Utilities)	48,009	$ 661,112
Pennon Group plc (Utilities)	44,152	349,452
Severn Trent plc (Utilities)	12,793	451,877
		1,462,441
United States 60.3%
AES Corp. (The) (Utilities)	54,565	1,094,574
Ameren Corp. (Utilities)	4,129	361,122
American Tower Corp. (Communications)	5,620	1,306,987
Atmos Energy Corp. (Utilities)	10,318	1,431,210
California Water Service Group (Utilities)	8,692	471,280
CenterPoint Energy, Inc. (Utilities)	24,284	714,435
CMS Energy Corp. (Utilities)	15,938	1,125,701
Constellation Energy Corp. (Utilities)	2,615	679,952
CSX Corp. (Transportation)	44,419	1,533,788
Equinix, Inc. (Communications)	1,306	1,159,245
Essential Utilities, Inc. (Utilities)	15,333	591,394
Evergy, Inc. (Utilities)	13,058	809,727
NextEra Energy Partners LP (Utilities)	5,114	141,249
NextEra Energy, Inc. (Utilities)	5,373	454,180
NiSource, Inc. (Utilities)	15,691	543,693
OGE Energy Corp. (Utilities)	11,664	478,457
PG&E Corp. (Utilities)	63,393	1,253,280
Plains GP Holdings LP, Class A (Midstream / Pipelines) (b)	13,583	251,285
Portland General Electric Co. (Utilities)	13,039	624,568
PPL Corp. (Utilities)	33,562	1,110,231
SBA Communications Corp. (Communications)	740	178,118
Sempra (Utilities)	8,185	684,511
Targa Resources Corp. (Midstream / Pipelines)	10,103	1,495,345
WEC Energy Group, Inc. (Utilities)	16,126	1,550,999
Xcel Energy, Inc. (Utilities)	16,559	1,081,303
		21,126,634
Total Common Stocks (Cost $29,479,709)		34,956,394
Short-Term Investments 2.4%
Affiliated Investment Company 0.5%
United States 0.5%
NYLI U.S. Government Liquidity Fund, 4.88% (c)	178,997	178,997

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 1.9%
United States 1.9%
Invesco Government & Agency Portfolio, 4.917% (c)(d)	662,872	$ 662,872
Total Short-Term Investments (Cost $841,869)		841,869
Total Investments (Cost $30,321,578)	102.1%	35,798,263
Other Assets, Less Liabilities	(2.1)	(753,397)
Net Assets	100.0%	$ 35,044,866

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of September 30, 2024, the aggregate market value of securities on loan was $1,195,169; the total market value of collateral held by the Portfolio was $1,318,367. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $655,495. The Portfolio received cash collateral with a value of $662,872.
(b)	Non-income producing security.
(c)	Current yield as of September 30, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 97	$ 7,432	$ (7,350)	$ —	$ —	$ 179	$ 9	$ —	179
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 34,956,394	$ —	$ —	$ 34,956,394
Short-Term Investments
Affiliated Investment Company	178,997	—	—	178,997
Unaffiliated Investment Company	662,872	—	—	662,872
Total Short-Term Investments	841,869	—	—	841,869
Total Investments in Securities	$ 35,798,263	$ —	$ —	$ 35,798,263

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Candriam Emerging Markets Equity Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 97.9%
Argentina 1.2%
Banco Macro SA, ADR (Banks)	20,000	$ 1,270,000
YPF SA, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	68,000	1,442,280
		2,712,280
Brazil 5.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	94,000	1,559,851
MercadoLibre, Inc. (Broadline Retail) (a)	820	1,682,607
NU Holdings Ltd., Class A (Banks) (a)	150,000	2,047,500
PRIO SA (Oil, Gas & Consumable Fuels)	110,000	874,920
Rede D'Or Sao Luiz SA (Health Care Providers & Services) (a)(b)	263,000	1,493,215
Suzano SA (Paper & Forest Products) (a)	160,000	1,598,913
WEG SA (Electrical Equipment)	230,000	2,296,327
		11,553,333
China 31.0%
Alibaba Group Holding Ltd. (Broadline Retail)	570,000	8,065,502
APT Medical, Inc., Class A (Health Care Equipment & Supplies) (c)	35,200	2,053,923
Bank of Hangzhou Co. Ltd., Class A (Banks) (c)	399,996	803,857
Bank of Jiangsu Co. Ltd., Class A (Banks) (c)	1,160,946	1,389,938
Bilibili, Inc., Class Z (Entertainment) (a)	8,000	199,438
BYD Co. Ltd., Class H (Automobiles)	55,000	2,007,885
China Merchants Bank Co. Ltd., Class H (Banks)	420,000	2,082,752
China State Construction International Holdings Ltd. (Construction & Engineering)	1,360,000	2,116,840
Chongqing Rural Commercial Bank Co. Ltd., Class H (Banks)	1,360,000	705,030
CMOC Group Ltd., Class H (Metals & Mining)	2,257,001	2,215,237
Eastroc Beverage Group Co. Ltd., Class A (Beverages) (c)	63,985	2,471,267
Eoptolink Technology, Inc. Ltd., Class A (Electronic Equipment, Instruments & Components) (c)	67,992	1,259,520
Fuyao Glass Industry Group Co. Ltd., Class H (Automobile Components) (b)	176,775	1,188,149
Giant Biogene Holding Co. Ltd. (Personal Care Products) (b)	290,000	1,900,667
Gree Electric Appliances, Inc. of Zhuhai, Class A (Household Durables) (c)	200,000	1,366,571
JD.com, Inc., Class A (Broadline Retail)	140,000	3,009,320
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	350,000	477,241
Meituan (Hotels, Restaurants & Leisure) (a)(b)	296,000	6,549,136
NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment) (c)	45,956	2,397,197
Ningbo Orient Wires & Cables Co. Ltd., Class A (Electrical Equipment) (c)	225,992	1,777,053
PDD Holdings, Inc., ADR (Broadline Retail) (a)	16,200	2,183,922
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	580,000	3,741,647
Pop Mart International Group Ltd. (Specialty Retail) (b)	272,000	1,863,169
Sailun Group Co. Ltd., Class A (Automobile Components) (c)	260,995	596,679
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A (Health Care Equipment & Supplies) (c)	44,997	525,642
Silergy Corp. (Semiconductors & Semiconductor Equipment)	114,000	1,685,874
Tencent Holdings Ltd. (Interactive Media & Services)	216,000	12,353,416
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (a)(b)	993,000	2,874,058
		69,860,930
Greece 0.0% ‡
FF Group (Textiles, Apparel & Luxury Goods) (a)(c)(d)	19,000	—

	Shares	Value
Common Stocks
Hong Kong 0.0% ‡
China Lumena New Materials Corp. (Chemicals) (a)(c)(d)	6,500	$ —
India 18.6%
ABB India Ltd. (Electrical Equipment)	18,000	1,730,165
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	30,000	2,577,223
Axis Bank Ltd. (Banks)	132,000	1,940,907
Bharti Airtel Ltd. (Wireless Telecommunication Services)	246,000	5,018,413
Cholamandalam Investment and Finance Co. Ltd. (Consumer Finance)	143,000	2,743,921
Coforge Ltd. (IT Services)	25,000	2,093,182
Dixon Technologies India Ltd. (Household Durables)	12,000	1,976,526
ICICI Bank Ltd. (Banks)	302,000	4,587,593
Infosys Ltd. (IT Services)	91,700	2,052,386
KEI Industries Ltd. (Electrical Equipment)	31,800	1,630,693
KPIT Technologies Ltd. (Software)	72,000	1,398,738
MakeMyTrip Ltd. (Hotels, Restaurants & Leisure) (a)	11,000	1,022,450
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	104,000	3,664,952
Shriram Finance Ltd. (Consumer Finance)	54,600	2,330,532
Torrent Pharmaceuticals Ltd. (Pharmaceuticals)	59,559	2,413,987
Trent Ltd. (Specialty Retail)	36,000	3,253,978
Varun Beverages Ltd. (Beverages)	190,000	1,374,645
		41,810,291
Indonesia 1.7%
Bank Mandiri Persero Tbk. PT (Banks)	3,300,000	1,509,412
Merdeka Copper Gold Tbk. PT (Metals & Mining) (a)	5,000,000	898,283
Sumber Alfaria Trijaya Tbk. PT (Consumer Staples Distribution & Retail)	6,400,000	1,335,799
		3,743,494
Kazakhstan 0.4%
Kaspi.KZ JSC, ADR (Consumer Finance)	9,400	996,306
Malaysia 0.7%
Press Metal Aluminium Holdings Bhd. (Metals & Mining)	1,320,000	1,619,789
Mexico 1.7%
America Movil SAB de CV (Wireless Telecommunication Services) (e)	1,720,000	1,410,767
Gruma SAB de CV, Class B (Food Products)	42,000	779,912
Grupo Financiero Banorte SAB de CV, Class O (Banks)	100,000	708,481
Industrias Penoles SAB de CV (Metals & Mining) (a)	63,000	836,182
		3,735,342
Philippines 1.4%
International Container Terminal Services, Inc. (Transportation Infrastructure)	344,500	2,483,658
PLDT, Inc. (Wireless Telecommunication Services)	23,000	611,555
		3,095,213
Poland 0.5%
Allegro.eu SA (Broadline Retail) (a)(b)	117,000	1,058,137

	Shares	Value
Common Stocks
Republic of Korea 8.3%
Daejoo Electronic Materials Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	5,000	$ 428,233
DB Insurance Co. Ltd. (Insurance)	28,000	2,404,527
KB Financial Group, Inc. (Banks)	23,000	1,422,880
KIWOOM Securities Co. Ltd. (Capital Markets)	18,400	1,829,166
Meritz Financial Group, Inc. (Financial Services)	29,800	2,212,725
Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) (a)(b)	3,190	2,383,291
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	80,000	3,762,331
Samsung Heavy Industries Co. Ltd. (Machinery) (a)	280,000	2,147,587
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	15,200	2,029,456
		18,620,196
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (c)(d)	22,529	—
Saudi Arabia 2.5%
Al Rajhi Bank (Banks)	82,000	1,906,062
Dr. Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	13,400	1,059,455
Elm Co. (IT Services)	4,800	1,488,596
Leejam Sports Co. JSC (Hotels, Restaurants & Leisure)	4,000	220,505
United Electronics Co. (Specialty Retail)	39,000	985,552
		5,660,170
Singapore 0.8%
Sea Ltd., ADR (Entertainment) (a)	18,900	1,781,892
South Africa 5.8%
Capitec Bank Holdings Ltd. (Banks)	22,600	3,982,401
Clicks Group Ltd. (Consumer Staples Distribution & Retail)	102,000	2,343,565
Gold Fields Ltd. (Metals & Mining)	218,000	3,391,980
Naspers Ltd., Class N (Broadline Retail)	13,800	3,350,578
		13,068,524
Taiwan 14.5%
Accton Technology Corp. (Communications Equipment)	84,000	1,412,099
ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	152,000	725,262
Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	44,000	820,312
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,800	1,197,099
CTBC Financial Holding Co. Ltd. (Banks)	1,100,000	1,195,709
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	112,000	1,346,626
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	192,400	1,781,341
Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	64,000	903,986
Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	12,800	560,188
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	63,300	942,104
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	696,300	21,056,329
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	14,900	807,467
		32,748,522

	Shares	Value
Common Stocks
Thailand 1.6%
Muangthai Capital PCL, NVDR (Consumer Finance) (e)	923,500	$ 1,420,659
Thai Oil PCL, NVDR (Oil, Gas & Consumable Fuels) (e)	1,376,100	2,191,753
		3,612,412
Turkey 1.3%
BIM Birlesik Magazalar A/S (Consumer Staples Distribution & Retail)	78,000	1,131,881
Turkiye Garanti Bankasi A/S (Banks)	520,000	1,861,189
		2,993,070
United Kingdom 0.8%
Anglogold Ashanti plc (Metals & Mining)	68,000	1,806,472
Total Common Stocks (Cost $180,235,216)		220,476,373
Preferred Stocks 2.0%
Brazil 0.8%
Itau Unibanco Holding SA (Banks)	272,000	1,802,948
Republic of Korea 1.2%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	70,000	2,724,631
Total Preferred Stocks (Cost $4,806,939)		4,527,579
Short-Term Investment 0.1%
Unaffiliated Investment Company 0.1%
United States 0.1%
Invesco Government & Agency Portfolio, 4.917% (f)(g)	233,847	233,847
Total Short-Term Investment (Cost $233,847)		233,847
Total Investments (Cost $185,276,002)	100.0%	225,237,799
Other Assets, Less Liabilities	(0.0)‡	(33,326)
Net Assets	100.0%	$ 225,204,473

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security—As of September 30, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $14,641,647, which represented 6.5% of the Portfolio’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	All or a portion of this security was held on loan. As of September 30, 2024, the aggregate market value of securities on loan was $1,681,327; the total market value of collateral held by the Portfolio was $1,957,671. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,723,824. The Portfolio received cash collateral with a value of $233,847.
(f)	Current yield as of September 30, 2024.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Foreign Currency Forward Contracts
As of September 30, 2024, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNY	892,011	USD	127,652	JPMorgan Chase Bank N.A.	10/8/24	$ (514)
CNY	2,763,837	USD	395,520	JPMorgan Chase Bank N.A.	10/8/24	(1,592)
CNY	1,072,434	USD	153,549	JPMorgan Chase Bank N.A.	10/8/24	(696)
Total Unrealized Depreciation						$ (2,802)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Abbreviation(s):
ADR—American Depositary Receipt
CNY—China Yuan Renminbi
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 220,476,373	$ —	$ —	$ 220,476,373
Preferred Stocks	4,527,579	—	—	4,527,579
Short-Term Investment
Unaffiliated Investment Company	233,847	—	—	233,847
Total Investments in Securities	$ 225,237,799	$ —	$ —	$ 225,237,799
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (2,802)	$ —	$ (2,802)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Epoch U.S. Equity Yield Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 97.6%
Aerospace & Defense 2.8%
General Dynamics Corp.	27,287	$ 8,246,131
Lockheed Martin Corp.	15,834	9,255,923
RTX Corp.	77,134	9,345,556
		26,847,610
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	68,198	9,298,115
Banks 9.2%
Bank of America Corp.	422,844	16,778,450
Columbia Banking System, Inc.	327,901	8,561,495
JPMorgan Chase & Co.	102,517	21,616,735
PNC Financial Services Group, Inc. (The)	44,450	8,216,582
Regions Financial Corp.	328,842	7,671,884
Truist Financial Corp.	167,432	7,161,067
U.S. Bancorp	284,163	12,994,774
Wells Fargo & Co.	89,233	5,040,772
		88,041,759
Beverages 2.3%
Coca-Cola Co. (The)	96,712	6,949,725
Coca-Cola Europacific Partners plc	120,107	9,458,426
PepsiCo, Inc.	31,839	5,414,222
		21,822,373
Biotechnology 2.9%
AbbVie, Inc.	102,566	20,254,733
Amgen, Inc.	23,394	7,537,781
		27,792,514
Capital Markets 3.0%
BlackRock, Inc.	12,543	11,909,704
CME Group, Inc.	28,618	6,314,562
Lazard, Inc.	204,906	10,323,164
		28,547,430
Chemicals 3.9%
Dow, Inc.	166,807	9,112,667
Linde plc	17,634	8,408,949
LyondellBasell Industries NV, Class A	89,939	8,625,150
Nutrien Ltd.	118,190	5,680,211
PPG Industries, Inc.	40,580	5,375,227
		37,202,204
Commercial Services & Supplies 0.6%
Republic Services, Inc.	27,776	5,578,532
Communications Equipment 1.1%
Cisco Systems, Inc.	200,692	10,680,828

	Shares	Value
Common Stocks
Consumer Staples Distribution & Retail 1.9%
Walmart, Inc.	223,161	$ 18,020,251
Diversified Telecommunication Services 2.1%
AT&T, Inc.	471,515	10,373,330
Verizon Communications, Inc.	219,098	9,839,691
		20,213,021
Electric Utilities 5.3%
Alliant Energy Corp.	101,731	6,174,054
American Electric Power Co., Inc.	118,153	12,122,498
Duke Energy Corp.	54,090	6,236,577
Entergy Corp.	72,203	9,502,637
NextEra Energy, Inc.	133,308	11,268,525
Pinnacle West Capital Corp.	60,683	5,375,907
		50,680,198
Electrical Equipment 3.2%
Eaton Corp. plc	35,286	11,695,192
Emerson Electric Co.	103,055	11,271,125
Hubbell, Inc.	17,112	7,329,925
		30,296,242
Food Products 0.7%
Mondelez International, Inc., Class A	94,115	6,933,452
Health Care Equipment & Supplies 1.6%
Medtronic plc	170,002	15,305,280
Health Care Providers & Services 2.8%
CVS Health Corp.	166,343	10,459,648
UnitedHealth Group, Inc.	27,648	16,165,233
		26,624,881
Health Care REITs 0.6%
Welltower, Inc.	46,282	5,925,484
Hotels, Restaurants & Leisure 1.7%
McDonald's Corp.	31,223	9,507,716
Vail Resorts, Inc.	37,697	6,570,210
		16,077,926
Household Durables 0.6%
Garmin Ltd.	32,886	5,788,923
Household Products 1.6%
Colgate-Palmolive Co.	55,247	5,735,191

	Shares	Value
Common Stocks
Household Products
Procter & Gamble Co. (The)	57,286	$ 9,921,935
		15,657,126
Industrial Conglomerates 0.9%
Honeywell International, Inc.	42,832	8,853,803
Industrial REITs 0.6%
Prologis, Inc.	47,822	6,038,962
Insurance 4.5%
Marsh & McLennan Cos., Inc.	41,678	9,297,945
MetLife, Inc.	262,298	21,634,339
Travelers Cos., Inc. (The)	49,683	11,631,784
		42,564,068
Interactive Media & Services 0.6%
Meta Platforms, Inc., Class A	9,549	5,466,230
IT Services 1.6%
International Business Machines Corp.	67,507	14,924,448
Leisure Products 0.9%
Hasbro, Inc.	122,202	8,837,649
Machinery 2.0%
Cummins, Inc.	59,077	19,128,542
Media 2.5%
Comcast Corp., Class A	309,469	12,926,520
Omnicom Group, Inc.	102,602	10,608,021
		23,534,541
Multi-Utilities 2.6%
Ameren Corp.	65,482	5,727,056
CMS Energy Corp.	99,346	7,016,808
NiSource, Inc.	186,382	6,458,136
WEC Energy Group, Inc.	62,149	5,977,491
		25,179,491
Oil, Gas & Consumable Fuels 5.6%
Chevron Corp.	103,155	15,191,637
Enterprise Products Partners LP	386,815	11,260,185
MPLX LP	245,310	10,906,483
TotalEnergies SE, Sponsored ADR	86,810	5,609,662
Williams Cos., Inc. (The)	217,428	9,925,588
		52,893,555

	Shares	Value
Common Stocks
Pharmaceuticals 6.6%
Bristol-Myers Squibb Co.	122,230	$ 6,324,180
Eli Lilly & Co.	17,668	15,652,788
Johnson & Johnson	105,546	17,104,785
Merck & Co., Inc.	136,153	15,461,534
Pfizer, Inc.	291,938	8,448,686
		62,991,973
Professional Services 0.6%
Paychex, Inc.	40,857	5,482,601
Retail REITs 0.6%
Realty Income Corp.	94,808	6,012,723
Semiconductors & Semiconductor Equipment 5.1%
Analog Devices, Inc.	55,247	12,716,202
Broadcom, Inc.	104,959	18,105,427
KLA Corp.	14,136	10,947,060
Texas Instruments, Inc.	34,352	7,096,093
		48,864,782
Software 2.1%
Microsoft Corp.	32,079	13,803,594
Salesforce, Inc.	22,347	6,116,597
		19,920,191
Specialized REITs 3.8%
American Tower Corp.	26,119	6,074,235
Iron Mountain, Inc.	160,277	19,045,716
VICI Properties, Inc.	329,089	10,961,954
		36,081,905
Specialty Retail 1.8%
Best Buy Co., Inc.	72,435	7,482,536
Home Depot, Inc. (The)	24,102	9,766,130
		17,248,666
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	27,549	6,418,917
Dell Technologies, Inc., Class C	82,018	9,722,414
Hewlett Packard Enterprise Co.	314,523	6,435,140
NetApp, Inc.	75,810	9,363,293
		31,939,764
Tobacco 1.4%
Philip Morris International, Inc.	109,616	13,307,382
Trading Companies & Distributors 1.0%
MSC Industrial Direct Co., Inc., Class A	110,735	9,529,854

	Shares	Value
Common Stocks
Water Utilities 0.5%
Essential Utilities, Inc.	128,148	$ 4,942,668
Total Common Stocks (Cost $677,444,817)		931,077,947
Short-Term Investment 2.4%
Affiliated Investment Company 2.4%
NYLI U.S. Government Liquidity Fund, 4.88% (a)	22,823,198	22,823,198
Total Short-Term Investment (Cost $22,823,198)		22,823,198
Total Investments (Cost $700,268,015)	100.0%	953,901,145
Other Assets, Less Liabilities	0.0‡	47,460
Net Assets	100.0%	$ 953,948,605

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Current yield as of September 30, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 14,122	$ 109,175	$ (100,474)	$ —	$ —	$ 22,823	$ 509	$ —	22,823
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 931,077,947	$ —	$ —	$ 931,077,947
Short-Term Investment
Affiliated Investment Company	22,823,198	—	—	22,823,198
Total Investments in Securities	$ 953,901,145	$ —	$ —	$ 953,901,145

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Fidelity Institutional AM® Utilities Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 100.2%
Electric Utilities 62.1%
American Electric Power Co., Inc.	475,663	$ 48,803,024
Constellation Energy Corp.	253,768	65,984,755
Duke Energy Corp.	191,013	22,023,799
Edison International	557,766	48,575,841
Entergy Corp.	360,948	47,504,366
Evergy, Inc.	202,200	12,538,422
Eversource Energy	602,209	40,980,323
FirstEnergy Corp.	624,881	27,713,472
Hawaiian Electric Industries, Inc. (a)	926,047	8,964,135
NextEra Energy, Inc.	1,581,631	133,695,268
NRG Energy, Inc.	273,656	24,930,062
PG&E Corp.	2,911,099	57,552,427
Pinnacle West Capital Corp.	124,100	10,994,019
PPL Corp.	916,169	30,306,871
Southern Co. (The)	270,396	24,384,311
TXNM Energy, Inc.	11,700	512,109
Xcel Energy, Inc.	175,420	11,454,926
		616,918,130
Gas Utilities 2.3%
Southwest Gas Holdings, Inc.	150,749	11,119,246
UGI Corp.	463,025	11,584,886
		22,704,132
Independent Power and Renewable Electricity Producers 11.8%
AES Corp. (The)	1,040,587	20,874,175
Clearway Energy, Inc.	84,500	2,405,715
NextEra Energy Partners LP (b)	668,432	18,462,092
Talen Energy Corp. (a)	123,800	22,066,112
Vistra Corp.	446,610	52,941,150
		116,749,244
Multi-Utilities 24.0%
Ameren Corp.	295,866	25,876,440
CenterPoint Energy, Inc.	1,335,046	39,277,053
Consolidated Edison, Inc.	186,219	19,390,985
NiSource, Inc.	870,884	30,176,131
Public Service Enterprise Group, Inc.	614,449	54,814,995
Sempra	819,303	68,518,310
		238,053,914
Total Common Stocks (Cost $794,866,590)		994,425,420

	Shares	Value
Short-Term Investment 0.0% ‡
Affiliated Investment Company 0.0% ‡
NYLI U.S. Government Liquidity Fund, 4.88% (c)	339,544	$ 339,544
Total Short-Term Investment (Cost $339,544)		339,544
Total Investments (Cost $795,206,134)	100.2%	994,764,964
Other Assets, Less Liabilities	(0.2)	(1,682,413)
Net Assets	100.0%	$ 993,082,551

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2024, the aggregate market value of securities on loan was $3,718,812. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,862,419.
(c)	Current yield as of September 30, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 13,214	$ 200,337	$ (213,211)	$ —	$ —	$ 340	$ 220	$ —	340
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 994,425,420	$ —	$ —	$ 994,425,420
Short-Term Investment
Affiliated Investment Company	339,544	—	—	339,544
Total Investments in Securities	$ 994,764,964	$ —	$ —	$ 994,764,964

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Floating Rate Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.8%
Asset-Backed Securities 3.0%
Other Asset-Backed Securities 3.0%
720 East CLO IV Ltd. (a)(b)
Series 2024-1A, Class B
7.295% (3 Month SOFR + 2.00%), due 4/15/37	$ 525,000	$ 527,916
Series 2024-1A, Class D
9.145% (3 Month SOFR + 3.85%), due 4/15/37	1,250,000	1,270,798
AIMCO CLO 16 Ltd.
Series 2021-16A, Class D2R
9.486% (3 Month SOFR + 4.20%), due 7/17/37 (a)(b)	1,937,500	1,898,380
AIMCO CLO 20 Ltd. (a)(b)
Series 2023-20A, Class B1
7.486% (3 Month SOFR + 2.20%), due 10/16/36	1,000,000	1,009,284
Series 2023-20A, Class D
9.286% (3 Month SOFR + 4.00%), due 10/16/36	848,215	858,511
Ballyrock CLO 21 Ltd. (a)(b)
Series 2022-21A, Class A2A
8.082% (3 Month SOFR + 2.80%), due 10/22/35	900,000	900,000
Series 2022-21A, Class C
10.602% (3 Month SOFR + 5.32%), due 10/22/35	1,000,000	1,000,000
Danby Park CLO Ltd. (a)(b)
Series 2022-1A, Class B
8.232% (3 Month SOFR + 2.95%), due 10/22/35	1,000,000	1,001,629
Series 2022-1A, Class D
10.612% (3 Month SOFR + 5.33%), due 10/22/35	1,000,000	1,008,685
Elmwood CLO 26 Ltd. (a)(b)
Series 2024-1A, Class B
7.291% (3 Month SOFR + 2.00%), due 4/20/37	1,500,000	1,511,897
Series 2024-1A, Class D
8.891% (3 Month SOFR + 3.60%), due 4/20/37	1,200,000	1,222,352
Empower CLO Ltd. (a)(b)
Series 2023-2A, Class B
8.051% (3 Month SOFR + 2.75%), due 7/15/36	1,250,000	1,268,059
Series 2023-2A, Class D
10.701% (3 Month SOFR + 5.40%), due 7/15/36	1,250,000	1,283,683
Galaxy 32 CLO Ltd. (a)(b)
Series 2023-32A, Class B
7.582% (3 Month SOFR + 2.30%), due 10/20/36	1,000,000	1,001,197
Series 2023-32A, Class D
9.582% (3 Month SOFR + 4.30%), due 10/20/36	1,000,000	1,005,883
OHA Credit Funding 16 Ltd. (a)(b)
Series 2023-16A, Class B
7.532% (3 Month SOFR + 2.25%), due 10/20/36	1,000,000	1,010,542
Series 2023-16A, Class D
9.282% (3 Month SOFR + 4.00%), due 10/20/36	1,000,000	1,019,436
Palmer Square CLO Ltd. (a)(b)
Series 2024-1A, Class B
7.305% (3 Month SOFR + 2.00%), due 4/15/37	1,250,000	1,259,724

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Palmer Square CLO Ltd. (a)(b)
Series 2022-2A, Class D1R
8.282% (3 Month SOFR + 3.00%), due 7/20/37	$ 625,000	$ 624,952
Series 2021-4A, Class D
8.513% (3 Month SOFR + 3.212%), due 10/16/34	1,575,000	1,581,706
Series 2024-1A, Class D
8.705% (3 Month SOFR + 3.40%), due 4/15/37	1,250,000	1,269,119
Series 2022-2A, Class D2R
9.482% (3 Month SOFR + 4.20%), due 7/20/37	625,000	630,441
Sixth Street CLO XXI Ltd. (a)(b)
Series 2022-21A, Class B
8.301% (3 Month SOFR + 3.00%), due 10/15/35	1,500,000	1,500,000
Series 2022-21A, Class D
10.401% (3 Month SOFR + 5.10%), due 10/15/35	1,071,000	1,071,000
Sixth Street CLO XXIV Ltd. (a)(b)
Series 2024-24A, Class B
7.295% (3 Month SOFR + 2.00%), due 4/23/37	1,500,000	1,515,283
Series 2024-24A, Class D
8.895% (3 Month SOFR + 3.60%), due 4/23/37	1,500,000	1,520,278
Total Asset-Backed Securities (Cost $29,457,759)		29,770,755
Corporate Bonds 8.4%
Aerospace & Defense 0.1%
Spirit AeroSystems, Inc.
9.375%, due 11/30/29 (a)	250,000	271,213
TransDigm, Inc.
7.125%, due 12/1/31 (a)	500,000	528,831
		800,044
Airlines 0.4%
JetBlue Airways Corp.
9.875%, due 9/20/31 (a)	2,200,000	2,317,359
United Airlines, Inc. (a)
4.375%, due 4/15/26	200,000	196,790
4.625%, due 4/15/29	600,000	579,635
VistaJet Malta Finance plc
9.50%, due 6/1/28 (a)	1,000,000	977,388
		4,071,172
Auto Manufacturers 0.4%
Ford Motor Co.
6.10%, due 8/19/32	2,100,000	2,152,438
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,123,640
		4,276,078

	Principal Amount	Value
Corporate Bonds
Building Materials 0.6%
EMRLD Borrower LP
6.75%, due 7/15/31 (a)	$ 990,000	$ 1,032,428
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	1,500,000	1,571,755
Miter Brands Acquisition Holdco, Inc.
6.75%, due 4/1/32 (a)	1,250,000	1,295,783
Wilsonart LLC
11.00%, due 8/15/32 (a)(c)	2,000,000	2,000,602
		5,900,568
Chemicals 0.6%
ASP Unifrax Holdings, Inc.
5.25%, due 9/30/28 (a)	330,000	164,628
INEOS Finance plc
7.50%, due 4/15/29 (a)	1,250,000	1,306,109
INEOS Quattro Finance 2 plc
9.625%, due 3/15/29 (a)	1,000,000	1,068,827
Olympus Water US Holding Corp. (a)
7.25%, due 6/15/31	1,220,000	1,269,508
9.75%, due 11/15/28	1,500,000	1,600,888
SCIL IV LLC
5.375%, due 11/1/26 (a)	350,000	345,653
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	300,000	281,815
		6,037,428
Commercial Services 0.7%
Allied Universal Holdco LLC (a)
7.875%, due 2/15/31	950,000	970,413
9.75%, due 7/15/27	1,000,000	1,002,151
Avis Budget Car Rental LLC
8.00%, due 2/15/31 (a)	1,500,000	1,534,078
Champions Financing, Inc.
8.75%, due 2/15/29 (a)	1,350,000	1,375,048
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	850,000	848,955
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	1,000,269
		6,730,914
Computers 0.0% ‡
Amentum Escrow Corp.
7.25%, due 8/1/32 (a)	340,000	354,835
Distribution & Wholesale 0.1%
OPENLANE, Inc.
5.125%, due 6/1/25 (a)	350,000	348,305

	Principal Amount	Value
Corporate Bonds
Distribution & Wholesale
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	$ 880,000	$ 916,261
		1,264,566
Diversified Financial Services 0.7%
Focus Financial Partners LLC
6.75%, due 9/15/31 (a)	1,500,000	1,514,319
GGAM Finance Ltd. (a)
6.875%, due 4/15/29	560,000	582,557
7.75%, due 5/15/26	1,125,000	1,150,355
8.00%, due 2/15/27	750,000	783,759
Jane Street Group
7.125%, due 4/30/31 (a)	1,500,000	1,589,340
LD Holdings Group LLC
8.75%, due 11/1/27 (a)	1,069,000	1,037,043
		6,657,373
Electric 0.3%
Lightning Power LLC
7.25%, due 8/15/32 (a)	980,000	1,030,506
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,492,671
		2,523,177
Engineering & Construction 0.1%
Brand Industrial Services, Inc.
10.375%, due 8/1/30 (a)	1,000,000	1,070,851
Entertainment 0.2%
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (a)	1,410,000	1,473,021
Light & Wonder International, Inc.
7.00%, due 5/15/28 (a)	900,000	907,881
		2,380,902
Environmental Control 0.1%
GFL Environmental, Inc.
4.75%, due 6/15/29 (a)	1,000,000	975,459
Food 0.0% ‡
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	238,259
US Foods, Inc.
7.25%, due 1/15/32 (a)	250,000	264,586
		502,845

	Principal Amount	Value
Corporate Bonds
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	$ 200,000	$ 196,237
Healthcare-Services 0.3%
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	120,000	114,275
Concentra Escrow Issuer Corp.
6.875%, due 7/15/32 (a)	1,000,000	1,051,513
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	360,000	362,363
LifePoint Health, Inc.
10.00%, due 6/1/32 (a)	1,000,000	1,099,367
		2,627,518
Insurance 0.4%
Acrisure LLC (a)
8.25%, due 2/1/29	550,000	567,515
8.50%, due 6/15/29	1,050,000	1,096,370
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	2,000,000	2,097,818
		3,761,703
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	560,000	575,386
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	310,000	312,126
Lodging 0.0% ‡
Boyd Gaming Corp.
4.75%, due 12/1/27	400,000	395,473
Machinery-Diversified 0.1%
GrafTech Finance, Inc.
4.625%, due 12/15/28 (a)	220,000	146,952
GrafTech Global Enterprises, Inc.
9.875%, due 12/15/28 (a)	900,000	720,889
		867,841
Media 0.6%
Gray Television, Inc.
10.50%, due 7/15/29 (a)	1,040,000	1,086,242
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	370,000	315,656

	Principal Amount	Value
Corporate Bonds
Media
Univision Communications, Inc. (a)
6.625%, due 6/1/27	$ 600,000	$ 600,734
8.00%, due 8/15/28	2,113,000	2,160,469
8.50%, due 7/31/31	1,750,000	1,753,909
		5,917,010
Oil & Gas 0.3%
Civitas Resources, Inc.
8.625%, due 11/1/30 (a)	1,130,000	1,197,209
SM Energy Co. (a)
6.75%, due 8/1/29	900,000	903,716
7.00%, due 8/1/32	900,000	903,479
		3,004,404
Oil & Gas Services 0.1%
Star Holding LLC
8.75%, due 8/1/31 (a)	1,250,000	1,192,000
Packaging & Containers 0.6%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	400,000	357,047
Clydesdale Acquisition Holdings, Inc. (a)
6.875%, due 1/15/30	714,000	729,161
8.75%, due 4/15/30	100,000	101,544
LABL, Inc.
8.625%, due 10/1/31 (a)	2,000,000	1,984,715
Mauser Packaging Solutions Holding Co.
7.875%, due 4/15/27 (a)	1,500,000	1,549,766
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	790,000	876,998
		5,599,231
Pharmaceuticals 0.2%
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	300,000	293,072
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	863,000	924,733
Organon & Co.
5.125%, due 4/30/31 (a)	600,000	565,273
		1,783,078
Pipelines 0.1%
Global Partners LP
8.25%, due 1/15/32 (a)	400,000	414,916
NGL Energy Operating LLC
8.125%, due 2/15/29 (a)	500,000	512,673
		927,589

	Principal Amount	Value
Corporate Bonds
Real Estate 0.1%
Anywhere Real Estate Group LLC
5.75%, due 1/15/29 (a)	$ 1,330,000	$ 1,109,354
Real Estate Investment Trusts 0.2%
Iron Mountain, Inc.
5.00%, due 7/15/28 (a)	350,000	345,397
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	296,340
7.25%, due 7/15/28 (a)	900,000	941,741
		1,583,478
Retail 0.2%
1011778 B.C. Unlimited Liability Co.
4.00%, due 10/15/30 (a)	1,040,000	959,026
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	1,000,000	945,607
		1,904,633
Software 0.4%
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	300,000	287,902
4.875%, due 7/1/29	300,000	288,552
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	1,330,000	1,390,248
Rocket Software, Inc.
9.00%, due 11/28/28 (a)	1,500,000	1,565,377
		3,532,079
Telecommunications 0.3%
Frontier Communications Holdings LLC
5.875%, due 10/15/27 (a)	280,000	281,139
Level 3 Financing, Inc.
10.50%, due 5/15/30 (a)	368,000	396,060
Telesat Canada
4.875%, due 6/1/27 (a)	600,000	277,130
Zegona Finance plc
8.625%, due 7/15/29 (a)	2,000,000	2,135,000
		3,089,329
Trucking & Leasing 0.1%
Fortress Transportation and Infrastructure Investors LLC
7.00%, due 6/15/32 (a)	1,150,000	1,207,156
Total Corporate Bonds (Cost $82,020,174)		83,131,837

	Principal Amount	Value
Loan Assignments 83.4%
Aerospace & Defense 2.3%
Arcline FM Holdings LLC
First Lien 2024-2 New Term Loan
9.567% (3 Month SOFR + 4.50%), due 6/23/28 (b)	$ 2,848,036	$ 2,852,484
Asplundh Tree Expert LLC
First Lien 2021 Refinancing Term Loan
6.695% (1 Month SOFR + 1.75%), due 9/6/27 (b)	2,504,300	2,504,690
Barnes Group, Inc.
First Lien 2024 Facility Term Loan B
7.345% (1 Month SOFR + 2.50%), due 8/30/30 (b)	476,883	476,764
Chromalloy Corp.
First Lien Term Loan
9.082% (3 Month SOFR + 3.75%), due 3/27/31 (b)	1,496,250	1,418,445
Cobham Ultra SeniorCo SARL
First Lien USD Facility Term Loan B
9.245% (6 Month SOFR + 3.75%), due 8/3/29 (b)	1,972,693	1,884,275
Delta Air Lines, Inc.
First Lien Initial Term Loan
9.032% (3 Month SOFR + 3.75%), due 10/20/27 (b)	1,070,560	1,089,518
Dynasty Acquisition Co., Inc. (b)
First Lien 2024 Specified Refinancing Term Loan B1
8.747% (1 Month SOFR + 3.50%), due 8/24/28	2,711,178	2,711,793
First Lien 2024 Specified Refinancing Term Loan B2
8.747% (1 Month SOFR + 3.50%), due 8/24/28	1,045,360	1,045,598
Engineering Research and Consulting LLC
First Lien Term Loan B
10.062% (3 Month SOFR + 5.00%), due 8/15/31 (b)	1,600,000	1,576,000
TransDigm, Inc. (b)
First Lien Facility Tranche Term Loan I
7.354% (3 Month SOFR + 2.75%), due 8/24/28	4,167,432	4,164,828
First Lien Tranche Term Loan K
7.354% (3 Month SOFR + 2.75%), due 3/22/30	1,388,356	1,387,777
United Airlines, Inc.
First Lien Term Loan B
8.033% (3 Month SOFR + 2.75%), due 2/22/31 (b)	1,343,250	1,344,089
		22,456,261
Animal Food 0.2%
Alltech, Inc.
First Lien Term Loan B
8.96% (1 Month SOFR + 4.00%), due 10/13/28 (b)	1,511,014	1,507,236
Automobile 2.7%
American Auto Auction Group LLC
First Lien Tranche Term Loan B
9.754% (3 Month SOFR + 5.00%), due 12/30/27 (b)	2,628,735	2,637,496
Autokiniton US Holdings, Inc.
First Lien Term Loan B
8.96% (1 Month SOFR + 4.00%), due 4/6/28 (b)	2,973,688	2,972,447

	Principal Amount	Value
Loan Assignments
Automobile
Belron Finance US LLC (b)
First Lien 2028 Incremental Dollar Term Loan B
7.319% (3 Month SOFR + 1.925%), due 4/13/28	$ 933,637	$ 932,860
First Lien First Incremental Term Loan
7.624% (3 Month SOFR + 2.25%), due 11/13/25	942,500	942,107
First Lien 2023 Facility Term Loan B
7.629% (3 Month SOFR + 2.25%), due 4/18/29	493,750	493,596
First Lien Dollar Second Incremental Term Loan
7.767% (3 Month SOFR + 2.25%), due 10/30/26	1,193,750	1,192,258
Clarios Global LP
First Lien 2024 Dollar Term Loan
7.345% (1 Month SOFR + 2.50%), due 5/6/30 (b)	3,420,000	3,417,862
First Brands Group LLC (b)
First Lien 2021 Term Loan
10.514% (3 Month SOFR + 5.00%), due 3/30/27	2,649,520	2,619,620
First Lien 2022-II Incremental Term Loan
10.514% (3 Month SOFR + 5.00%), due 3/30/27	1,792,038	1,771,878
Gates Global LLC
First Lien Initial Dollar Term Loan B5
7.095% (1 Month SOFR + 2.25%), due 6/4/31 (b)	3,491,250	3,495,614
Mavis Tire Express Services Topco Corp.
First Lien 2024-2 Incremental Term Loan
8.345% (1 Month SOFR + 3.50%), due 5/4/28 (b)	3,379,530	3,375,306
Wand NewCo 3, Inc.
First Lien Initial Term Loan 7.854% - 8.10%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 1/30/31 (b)	3,325,000	3,319,331
		27,170,375
Banking 0.6%
Edelman Financial Engines Center LLC (The)
First Lien 2024 Refinancing Term Loan
8.095% (1 Month SOFR + 3.25%), due 4/7/28 (b)	2,606,954	2,601,904
Jane Street Group LLC
First Lien 2021 Term Loan 7.46% - 7.861%
(1 Month SOFR + 2.50%), due 1/26/28 (b)	3,701,161	3,695,872
		6,297,776
Beverage, Food & Tobacco 1.0%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan
8.71% (1 Month SOFR + 3.75%), due 10/1/25 (b)	1,068,537	1,032,474
CHG PPC Parent LLC
First Lien 2021-1 US Term Loan
7.71% (1 Month SOFR + 2.75%), due 12/8/28 (b)	1,286,741	1,277,091
Froneri International Ltd.
First Lien Facility Term Loan B2
7.195% (1 Month SOFR + 2.25%), due 1/29/27 (b)	1,182,111	1,178,109

	Principal Amount	Value
Loan Assignments
Beverage, Food & Tobacco
Naked Juice LLC
First Lien Initial Term Loan
7.954% (3 Month SOFR + 3.25%), due 1/24/29 (b)	$ 3,708,624	$ 3,026,701
Pegasus Bidco BV
First Lien Term Loan B
8.868% (3 Month SOFR + 3.75%), due 7/12/29 (b)	1,572,120	1,574,085
Sotheby's
First Lien 2021 Second Refinancing Term Loan
10.063% (3 Month SOFR + 4.50%), due 1/15/27 (b)	2,222,424	2,187,421
		10,275,881
Broadcasting & Entertainment 1.0%
Altice France SA
First Lien Term Loan B14
10.801% (3 Month SOFR + 5.50%), due 8/15/28 (b)	2,962,954	2,217,277
Gray Television, Inc.
First Lien Term Loan D
8.315% (1 Month SOFR + 3.00%), due 12/1/28 (b)	1,552,000	1,428,324
Nexstar Media, Inc.
First Lien Term Loan B4
7.46% (1 Month SOFR + 2.50%), due 9/18/26 (b)	1,660,303	1,659,136
Terrier Media Buyer, Inc.
First Lien Facility Term Loan
8.204% (3 Month SOFR + 3.50%), due 12/17/26 (b)	1,952,709	1,709,597
Univision Communications, Inc. (b)
First Lien Initial Term Loan
8.21% (1 Month SOFR + 3.25%), due 1/31/29	2,028,000	1,972,230
First Lien 2022 Incremental Term Loan
8.854% (3 Month SOFR + 4.25%), due 6/25/29	659,813	648,678
		9,635,242
Buildings & Real Estate 2.0%
AllSpring Buyer LLC
First Lien Initial Term Loan
8.137% (3 Month SOFR + 3.25%), due 11/1/28 (b)	1,556,855	1,549,071
Beacon Roofing Supply, Inc.
First Lien 2024 Refinancing Term Loan
6.845% (1 Month SOFR + 2.00%), due 5/19/28 (b)	1,451,531	1,450,805
Core & Main LP
First Lien Tranche Term Loan D
6.855% (1 Month SOFR + 2.00%), due 7/27/28 (b)	2,461,924	2,455,769
Cornerstone Building Brands, Inc. (b)
First Lien New Term Loan B
8.447% (1 Month SOFR + 3.25%), due 4/12/28	2,431,715	2,378,305
First Lien Initial Term Loan
10.722% (1 Month SOFR + 5.625%), due 8/1/28	1,179,000	1,184,158

	Principal Amount	Value
Loan Assignments
Buildings & Real Estate
Cushman & Wakefield US Borrower LLC (b)
First Lien New Term Loan
7.71% (1 Month SOFR + 2.75%), due 8/21/25	$ 37,143	$ 37,127
First Lien 2023 Term Loan B
7.845% (1 Month SOFR + 3.00%), due 1/31/30	1,517,562	1,515,665
First Lien Term Loan
8.595% (1 Month SOFR + 3.75%), due 1/31/30	831,250	831,250
VC GB Holdings I Corp.
First Lien Initial Term Loan
8.365% (3 Month SOFR + 3.50%), due 7/23/28 (b)	3,308,917	3,298,348
WEC US Holdings Ltd.
First Lien Initial Term Loan
7.595% (1 Month SOFR + 2.75%), due 1/27/31 (b)	3,013,945	3,011,684
Wilsonart LLC
First Lien Initial Term Loan
8.854% (3 Month SOFR + 4.25%), due 8/5/31 (b)	2,500,000	2,470,833
		20,183,015
Capital Equipment 0.7%
AZZ, Inc.
First Lien Initial Term Loan
7.345% (1 Month SOFR + 2.50%), due 5/14/29 (b)	1,621,666	1,627,748
CPM Holdings, Inc.
First Lien Initial Term Loan
9.701% (1 Month SOFR + 4.50%), due 9/28/28 (b)	1,982,506	1,877,433
Crosby U.S. Acquisition Corp.
First Lien Amendment No. 4 Replacement Term Loan
8.355% (1 Month SOFR + 3.50%), due 8/16/29 (b)	597,000	597,853
Discovery Energy Holding Corp.
First Lien Initial Dollar Term Loan
9.354% (3 Month SOFR + 4.75%), due 5/1/31 (b)	1,729,000	1,745,209
MIWD Holdco II LLC
First Lien 2024 Incremental Term Loan
8.345% (1 Month SOFR + 3.50%), due 3/28/31 (b)	1,088,182	1,091,129
		6,939,372
Chemicals 0.2%
LSF11 A5 Holdco LLC
First Lien 2024 Refinancing Term Loan
8.46% (1 Month SOFR + 3.50%), due 10/16/28 (b)	1,744,346	1,739,985
Chemicals, Plastics & Rubber 5.0%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
8.945% (1 Month SOFR + 4.00%), due 11/24/27	516,068	512,197
First Lien 2022 Incremental Term Loan
9.595% (1 Month SOFR + 4.75%), due 11/24/27 (c)	1,473,750	1,462,697

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Axalta Coating Systems US Holdings, Inc.
First Lien Dollar Term Loan B6
6.604% (3 Month SOFR + 2.00%), due 12/20/29 (b)	$ 2,127,620	$ 2,132,497
Bakelite US Holdco, Inc.
First Lien Term Loan
8.104% (3 Month SOFR + 3.50%), due 5/28/29 (b)	2,761,579	2,765,892
Clydesdale Acquisition Holdings, Inc.
First Lien Term Loan B
8.02% (1 Month SOFR + 3.175%), due 4/13/29 (b)	2,440,000	2,426,712
INEOS US Petrochem LLC (b)
First Lien 2030 Dollar Tranche Term Loan B
8.695% (1 Month SOFR + 3.75%), due 3/14/30	982,513	981,285
First Lien New Term Loan B1
9.195% (1 Month SOFR + 4.25%), due 4/2/29	1,886,868	1,886,868
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.71% (1 Month SOFR + 3.75%), due 2/7/27 (b)	2,427,292	2,433,967
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
7.095% (1 Month SOFR + 2.25%), due 5/5/28 (b)	3,606,468	3,601,459
Koppers, Inc.
First Lien Incremental Tranche Term Loan B
8.34% (1 Month SOFR + 3.00%), due 4/10/30 (b)	3,456,425	3,469,386
Lonza Group AG
First Lien USD Facility Term Loan B
8.629% (3 Month SOFR + 3.925%), due 7/3/28 (b)	2,641,582	2,465,753
Nouryon Finance BV (b)
First Lien Term Loan B
8.628% (3 Month SOFR + 3.50%), due 4/3/28	3,387,710	3,387,710
First Lien 2024 Dollar Term Loan B2
8.821% (3 Month SOFR + 3.50%), due 4/3/28	1,237,523	1,237,007
Olympus Water US Holding Corp.
First Lien Dollar Term Loan B5
8.104% (3 Month SOFR + 3.50%), due 6/20/31 (b)	1,127,409	1,126,704
OQ Chemicals International Holding GmbH (b)
First Lien Tranche Term Loan B2
8.918% (3 Month SOFR + 3.50%), due 12/31/26 (d)(e)	1,713,513	1,435,067
First Lien Refinancing Tranche Term Loan B
12.92% (1 Month SOFR + 8.00%), due 6/23/25	415,814	427,769
PMHC II, Inc.
First Lien Initial Term Loan
9.704% (3 Month SOFR + 4.25%), due 4/23/29 (b)	2,940,000	2,865,889
PQ Performance Chemicals
First Lien Initial Term Loan
8.451% (1 Month SOFR + 3.25%), due 8/2/30 (b)	875,250	873,844
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
8.755% (3 Month SOFR + 3.50%), due 3/16/27 (b)	4,627,159	4,622,953

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
TricorBraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
8.21% (1 Month SOFR + 3.25%), due 3/3/28 (b)	$ 2,575,497	$ 2,522,913
Tronox Finance LLC (b)
First Lien 2024 Term Loan B 7.104% - 7.345%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 9/30/31	1,219,316	1,218,300
First Lien 2024 Term Loan
7.354% (3 Month SOFR + 2.75%), due 4/4/29	996,817	996,817
W.R. Grace Holdings LLC
First Lien Initial Term Loan
7.854% (3 Month SOFR + 3.25%), due 9/22/28 (b)	2,453,635	2,457,315
Windsor Holdings III LLC
First Lien 2024 Facility Term Loan B
8.461% (1 Month SOFR + 3.50%), due 8/1/30 (b)	2,475,078	2,480,234
		49,791,235
Commercial Services 0.2%
Prime Security Services Borrower LLC
First Lien SOFR Term Loan C
7.445% (1 Month SOFR + 2.25%), due 10/11/30 (b)	2,487,516	2,484,123
Construction & Buildings 0.1%
Star Holding LLC
First Lien Term Loan B
9.345% (1 Month SOFR + 4.50%), due 7/18/31 (b)	933,333	910,194
Consumer Durables 0.2%
SWF Holdings I Corp.
First Lien Initial Term Loan
8.96% (1 Month SOFR + 4.00%), due 10/6/28 (b)	2,047,500	1,645,166
Containers, Packaging & Glass 2.9%
Alliance Laundry Systems LLC
First Lien Initial Term Loan B
8.345% (1 Month SOFR + 3.50%), due 8/19/31 (b)	1,714,286	1,716,429
Altium Packaging LLC
First Lien 2024 Refinancing Term Loan
7.345% (1 Month SOFR + 2.50%), due 6/11/31 (b)	2,018,337	2,009,507
Anchor Glass Container Corp.
First Lien August 2023 Extended Term Loan 10.374% - 10.596%
(3 Month SOFR + 5.00%), due 12/8/25 (b)	2,060,538	1,478,436
Berlin Packaging LLC
First Lien 2024 Replacement Term Loan 8.354% - 8.951%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 6/9/31 (b)	3,983,026	3,978,876
Charter Next Generation, Inc.
First Lien Term Loan B
8.095% (1 Month SOFR + 3.25%), due 12/1/27 (b)	2,798,441	2,798,441

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass
Flint Group Packaging Inks NA Holdings LLC
First Lien USD Facility Term Loan B
10.545% (0.75% PIK) (3 Month SOFR + 4.25%), due 12/31/26 (b)(f)	$ 715,163	$ 679,852
Flint Group Topco Ltd. (f)
First Lien USD Facility Term Loan B
12.545% (6.90% PIK), due 12/31/27	380,825	333,936
Second Lien Facility Term Loan B
12.545% (6.90% PIK), due 12/31/27	507,850	93,952
Graham Packaging Co., Inc.
First Lien Initial Term Loan
7.345% (1 Month SOFR + 2.50%), due 8/4/27 (b)	2,830,389	2,826,617
Mauser Packaging Solutions Holding Co.
First Lien Initial Facility Term Loan
8.701% (1 Month SOFR + 3.50%), due 4/15/27 (b)	181,042	181,268
Pactiv Evergreen Group Holdings, Inc.
First Lien Term Loan B4
7.345% (1 Month SOFR + 2.50%), due 9/25/28 (b)	460,623	460,143
Pretium Packaging LLC
First Lien Initial Tranche Term Loan A1
9.848% (1.403% PIK) (3 Month SOFR + 4.60%), due 10/2/28 (b)(f)	1,600,566	1,272,450
Pretium PKG Holdings, Inc. (b)
First Lien Third Amendment Tranche Term Loan A
10.248% (2.50% PIK) (3 Month SOFR + 5.00%), due 10/2/28 (f)	432,493	439,521
Second Lien Initial Term Loan
12.068% (3 Month SOFR + 6.75%), due 9/30/29 (c)	750,000	293,750
ProAmpac PG Borrower LLC
First Lien 2024 Term Loan B 9.118% - 9.301%
(3 Month SOFR + 4.00%), due 9/15/28 (b)	3,644,188	3,648,743
Reynolds Consumer Products, Inc.
First Lien Initial Term Loan
6.695% (1 Month SOFR + 1.75%), due 2/4/27 (b)	1,057,311	1,058,632
RLG Holdings, Inc.
First Lien Closing Date Initial Term Loan
9.21% (1 Month SOFR + 4.25%), due 7/7/28 (b)	2,265,282	2,205,818
Trident TPI Holdings, Inc.
First Lien Initial Tranche Term Loan B6
8.604% (3 Month SOFR + 4.00%), due 9/15/28 (b)	3,539,824	3,541,835
		29,018,206
Diversified/Conglomerate Manufacturing 1.9%
Allied Universal Holdco LLC
First Lien Initial US Dollar Term Loan
8.695% (1 Month SOFR + 3.75%), due 5/12/28 (b)	4,186,322	4,143,412
Filtration Group Corp.
First Lien 2021 Incremental Term Loan
8.46% (1 Month SOFR + 3.50%), due 10/23/28 (b)	3,469,090	3,467,790

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Manufacturing
GYP Holdings III Corp.
First Lien Term Loan B
7.095% (1 Month SOFR + 2.25%), due 5/13/30 (b)	$ 1,356,791	$ 1,355,943
Iron Mountain , Inc.
First Lien Amendment No.1 Incremental Term Loan
6.845% (1 Month SOFR + 2.00%), due 1/31/31 (b)	1,753,396	1,740,245
LTI Holdings, Inc.
First Lien 2024 Term Loan
9.595% (1 Month SOFR + 4.75%), due 7/29/29 (b)	2,400,000	2,358,600
Quikrete Holdings, Inc.
First Lien Tranche Term Loan B1
7.345% (1 Month SOFR + 2.50%), due 4/14/31 (b)	5,179,617	5,182,497
Red Ventures LLC
First Lien Term Loan B4
7.845% (1 Month SOFR + 3.00%), due 3/1/30 (b)	528,480	522,723
		18,771,210
Diversified/Conglomerate Service 1.5%
Applied Systems, Inc.
First Lien Term Loan B
7.604% (3 Month SOFR + 3.00%), due 2/24/31 (b)	3,009,632	3,011,341
Blackhawk Network Holdings, Inc.
First Lien Term Loan
9.845% (1 Month SOFR + 5.00%), due 3/12/29 (b)	2,493,750	2,502,583
BrightView Landscapes LLC
First Lien Term Loan B
7.752% (3 Month SOFR + 2.50%), due 4/20/29 (b)	666,321	664,656
Genesys Cloud Services Holdings II LLC (b)
First Lien Dollar Facility Term Loan B4 8.345% - 8.46%
(1 Month SOFR + 3.50%), due 12/1/27	2,371,288	2,375,141
First Lien 2024 Incremental Dollar Term Loan
8.71% (1 Month SOFR + 3.75%), due 12/1/27	1,990,000	1,990,000
MKS Instruments, Inc.
First Lien 2024-1 Dollar Term Loan B
7.17% (1 Month SOFR + 2.25%), due 8/17/29 (b)	2,213,030	2,209,157
TruGreen Ltd. Partnership
First Lien Term Loan B
8.845% (1 Month SOFR + 4.00%), due 11/2/27 (b)	2,630,829	2,538,750
		15,291,628
Ecological 0.2%
GFL Environmental, Inc.
First Lien 2024 Refinancing Term Loan
7.321% (3 Month SOFR + 2.00%), due 7/3/31 (b)	2,200,000	2,196,856

	Principal Amount	Value
Loan Assignments
Electronics 5.6%
Camelot US Acquisition LLC
First Lien Incremental Term Loan B
7.595% (1 Month SOFR + 2.75%), due 1/31/31 (b)	$ 3,314,707	$ 3,307,249
Castle US Holding Corp. (b)
First Lien Initial Dollar Term Loan
9.069% (3 Month SOFR + 3.75%), due 1/29/27	266,897	176,352
First Lien Dollar Term Loan B2
9.319% (3 Month SOFR + 4.00%), due 1/29/27	1,680,289	1,098,489
CommScope, Inc.
First Lien Initial Term Loan
8.21% (1 Month SOFR + 3.25%), due 4/6/26 (b)	4,095,684	3,965,135
CoreLogic, Inc.
First Lien Initial Term Loan
8.46% (1 Month SOFR + 3.50%), due 6/2/28 (b)	6,354,744	6,280,603
DCert Buyer, Inc.
First Lien Initial Term Loan
8.845% (1 Month SOFR + 4.00%), due 10/16/26 (b)	1,727,914	1,673,917
Eagle Parent Corp.
First Lien Initial Term Loan
8.854% (3 Month SOFR + 4.25%), due 4/2/29 (b)	1,249,697	1,182,525
ECI Macola/Max Holding LLC
First Lien 2024 Extended Term Loan
8.354% (3 Month SOFR + 3.75%), due 5/9/30 (b)	1,930,162	1,933,264
Epicor Software Corp.
First Lien Term Loan E
8.095% (1 Month SOFR + 3.25%), due 5/30/31 (b)	4,644,992	4,645,721
Flexera Software LLC
First Lien Term Loan B2
8.461% (1 Month SOFR + 3.50%), due 3/3/28 (b)	2,305,141	2,304,020
Gainwell Acquisition Corp.
First Lien Term Loan B
8.704% (3 Month SOFR + 4.00%), due 10/1/27 (b)	2,480,990	2,353,839
ION Trading Finance Ltd.
First Lien Replacement 2024 Dollar Term Loan
9.016% (3 Month SOFR + 4.00%), due 4/3/28 (b)	723,817	723,515
MH Sub I LLC (Micro Holding Corp.)
First Lien Term Loan
9.095% (1 Month SOFR + 4.25%), due 5/3/28 (b)	5,470,087	5,430,199
Project Alpha Intermediate Holding, Inc.
First Lien 2024 Refinancing Term Loan
9.002% (3 Month SOFR + 3.75%), due 10/28/30 (b)	3,482,500	3,487,644
Proofpoint, Inc.
First Lien Term Loan
7.845% (1 Month SOFR + 3.00%), due 8/31/28 (b)	2,431,531	2,429,844
Rocket Software, Inc.
First Lien Term Loan
9.595% (1 Month SOFR + 4.75%), due 11/28/28 (b)	2,302,493	2,302,813

	Principal Amount	Value
Loan Assignments
Electronics
Sharp Services LLC
First Lien Tranche Term Loan C
8.354% (3 Month SOFR + 3.75%), due 12/29/28 (b)	$ 2,750,180	$ 2,750,180
SS&C Technologies, Inc.
First Lien Term Loan B8
6.845% (1 Month SOFR + 2.00%), due 5/9/31 (b)	2,679,252	2,678,609
Surf Holdings LLC
First Lien Dollar Tranche Term Loan
8.534% (1 Month SOFR + 3.50%), due 3/5/27 (b)	1,964,365	1,967,557
Vertiv Group Corp.
First Lien Term Loan B
7.201% (1 Month SOFR + 2.00%), due 3/2/27 (b)	2,908,650	2,912,286
VS Buyer LLC
First Lien 2024 Initial Term Loan
8.347% (1 Month SOFR + 3.25%), due 4/14/31 (b)	2,172,774	2,168,248
		55,772,009
Energy (Electricity) 0.9%
Alpha Generation LLC
First Lien Term Loan B
6.947% (1 Year SOFR + 2.75%), due 9/30/31 (b)	600,000	600,000
Covanta Holding Corp. (b)
First Lien Initial Term Loan B 7.345% - 7.588%
(1 Month SOFR + 2.50%, 6 Month SOFR + 2.50%), due 11/30/28	544,233	544,403
First Lien Initial Term Loan C
7.588% (6 Month SOFR + 2.50%), due 11/30/28	41,812	41,825
First Lien 2024 Incremental Term Loan B
7.847% (1 Month SOFR + 2.75%), due 11/30/28	3,774,466	3,775,644
First Lien Term Loan C
7.847% (1 Month SOFR + 2.75%), due 11/30/28	206,772	206,836
Lightning Power LLC
First Lien Initial Term Loan B
8.346% (3 Month SOFR + 3.25%), due 8/18/31 (b)	3,000,000	3,005,001
Vistra Zero Operating Co. LLC
First Lien Initial Term Loan
7.595% (1 Month SOFR + 2.75%), due 4/30/31 (b)	298,500	298,948
		8,472,657
Entertainment 1.4%
Alterra Mountain Co. (b)
First Lien Term Loan B4
8.095% (1 Month SOFR + 3.25%), due 8/17/28	2,325,861	2,325,861
First Lien Term Loan
8.345% (1 Month SOFR + 3.50%), due 5/31/30	1,197,000	1,201,489
Delta 2 SARL
First Lien Term Loan B1
6.745% (1 Year SOFR + 2.00%), due 9/10/31 (b)	2,000,001	1,997,501

	Principal Amount	Value
Loan Assignments
Entertainment
Fertitta Entertainment LLC
First Lien Initial Term Loan B
8.847% (1 Month SOFR + 3.75%), due 1/29/29 (b)	$ 4,148,637	$ 4,132,711
J&J Ventures Gaming LLC
First Lien Initial Term Loan
8.96% (1 Month SOFR + 4.00%), due 4/26/28 (b)	3,880,000	3,868,220
		13,525,782
Finance 6.9%
AAdvantage Loyalty IP Ltd.
First Lien Initial Term Loan
10.294% (3 Month SOFR + 4.75%), due 4/20/28 (b)	3,050,000	3,131,450
ADMI Corp. (b)
First Lien Amendment No.4 Refinancing Term Loan
8.335% (1 Month SOFR + 3.375%), due 12/23/27	1,447,500	1,404,799
First Lien Amendment No. 5 Term Loan
8.71% (1 Month SOFR + 3.75%), due 12/23/27	727,500	710,677
AlixPartners LLP
First Lien Initial Dollar Term Loan
7.46% (1 Month SOFR + 2.50%), due 2/4/28 (b)	1,447,497	1,448,301
Boost Newco Borrower LLC
First Lien USD Term Loan B1
7.104% (3 Month SOFR + 2.50%), due 1/31/31 (b)	5,000,000	4,996,430
Boxer Parent Co., Inc.
First Lien 2031 New Dollar Term Loan
9.005% (3 Month SOFR + 3.75%), due 7/30/31 (b)	4,204,527	4,192,515
Covia Holdings LLC
First Lien Initial Term Loan
9.58% (3 Month SOFR + 4.00%), due 7/31/26 (b)	709,736	704,413
CPC Acquisition Corp.
First Lien Initial Term Loan
8.615% (3 Month SOFR + 3.75%), due 12/29/27 (b)	1,738,715	1,509,784
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
8.354% (3 Month SOFR + 3.75%), due 4/9/27 (b)	3,438,149	3,363,896
Endurance International Group, Inc.
First Lien Initial Term Loan
8.81% (1 Month SOFR + 3.50%), due 2/10/28 (b)	5,767,374	5,076,489
Focus Financial Partners LLC
First Lien Initial Term Loan
8.095% (1 Month SOFR + 3.25%), due 9/10/31 (b)	1,264,220	1,259,676
GTCR Everest Borrower LLC
First Lien Initial Term Loan
7.604% (3 Month SOFR + 3.00%), due 9/5/31 (b)	750,000	741,562
LBM Acquisition LLC
First Lien Amendment No. 3 Incremental Term Loan
8.968% (1 Month SOFR + 3.75%), due 6/6/31 (b)	3,494,172	3,422,346

	Principal Amount	Value
Loan Assignments
Finance
Leia Finco US LLC
First Lien Term Loan
8.262% (1 Year SOFR + 3.25%), due 7/2/31 (b)	$ 1,200,000	$ 1,180,126
LSF11 Trinity Bidco, Inc.
First Lien Initial Term Loan
8.42% (1 Month SOFR + 3.50%), due 6/14/30 (b)	3,650,183	3,647,902
Minimax Viking GmbH
First Lien Facility Term Loan B1D
7.71% (1 Month SOFR + 2.75%), due 7/31/28 (b)	2,117,468	2,120,998
Onex TSG Intermediate Corp.
First Lien Initial Term Loan
9.71% (1 Month SOFR + 4.75%), due 2/28/28 (b)	967,500	965,383
Park River Holdings, Inc.
First Lien Initial Term Loan
8.843% (3 Month SOFR + 3.25%), due 12/28/27 (b)	4,282,238	4,207,834
Peraton Corp.
First Lien Term Loan B
8.695% (1 Month SOFR + 3.75%), due 2/1/28 (b)	3,325,266	3,192,947
Pluto Acquisition I, Inc. (b)
First Lien Tranche Term Loan B
9.132% (3 Month SOFR + 4.00%), due 9/20/28	2,032,144	1,859,412
First Lien Term Loan A
10.353% (3 Month SOFR + 5.50%), due 6/20/28	1,008,986	1,019,076
Potters Borrower LP
First Lien 2024 Refinancing Term Loan
8.595% (1 Month SOFR + 3.75%), due 12/14/27 (b)	1,010,920	1,015,343
RealPage, Inc.
First Lien Initial Term Loan
7.96% (1 Month SOFR + 3.00%), due 4/24/28 (b)	1,614,130	1,565,706
RealTruck Group, Inc.
First Lien Initial Term Loan
8.46% (1 Month SOFR + 3.50%), due 1/31/28 (b)	2,037,045	2,000,761
Russell Investments US Institutional Holdco, Inc.
First Lien 2027 Commitment Term Loan
10.252% (1.50% PIK) (3 Month SOFR + 5.00%), due 5/28/27 (b)(f)	4,442,499	3,836,098
Spa Holdings 3 Oy
First Lien USD Facility Term Loan B
8.615% (3 Month SOFR + 3.75%), due 2/4/28 (b)	772,451	770,519
Triton Water Holdings, Inc.
First Lien Initial Term Loan
8.115% (3 Month SOFR + 3.25%), due 3/31/28 (b)	4,632,274	4,622,347
WCG Intermediate Corp.
First Lien 2024 Refinancing Term Loan
8.345% (1 Month SOFR + 3.50%), due 1/8/27 (b)	2,197,898	2,196,981
WIN Waste Innovations Holdings, Inc.
First Lien New Term Loan B
7.71% (1 Month SOFR + 2.75%), due 3/24/28 (b)	2,167,200	2,059,141
		68,222,912

	Principal Amount	Value
Loan Assignments
Healthcare 2.4%
AHP Health Partners, Inc.
First Lien 2024 Term Loan B
7.595% (1 Month SOFR + 2.75%), due 8/24/28 (b)	$ 1,177,888	$ 1,178,772
Chariot Buyer LLC (b)
First Lien Initial Term Loan
8.195% (1 Month SOFR + 3.25%), due 11/3/28	4,668,000	4,646,116
First Lien Term Loan
8.345% (1 Month SOFR + 3.50%), due 11/3/28	1,990,000	1,986,269
CHG Healthcare Services, Inc.
First Lien Initial Term Loan
8.46% (1 Month SOFR + 3.50%), due 9/29/28 (b)	3,253,301	3,252,488
ICU Medical, Inc.
First Lien Tranche Term Loan B
7.254% (3 Month SOFR + 2.50%), due 1/8/29 (b)	1,825,490	1,822,639
LSCS Holdings, Inc.
First Lien Initial Term Loan
9.46% (1 Month SOFR + 4.50%), due 12/16/28 (b)	680,750	676,495
Medical Solutions Holdings, Inc.
First Lien Term Loan
8.852% (3 Month SOFR + 3.50%), due 11/1/28 (b)	501,858	377,397
Medline Borrower LP
First Lien Initial Term Loan
7.595% (1 Month SOFR + 2.75%), due 10/23/28 (b)	7,754,567	7,754,567
US Anesthesia Partners, Inc.
First Lien Initial Term Loan
9.565% (1 Month SOFR + 4.25%), due 10/2/28 (b)	1,915,331	1,873,731
		23,568,474
Healthcare & Pharmaceuticals 1.2%
Bausch + Lomb Corp.
First Lien Initial Term Loan
8.27% (1 Month SOFR + 3.25%), due 5/10/27 (b)	1,955,000	1,946,040
Bausch Health Cos., Inc.
First Lien Second Amendment Term Loan
10.195% (1 Month SOFR + 5.25%), due 2/1/27 (b)	1,331,250	1,274,006
Concentra Health Services, Inc.
First Lien Initial Term Loan
7.095% (1 Month SOFR + 2.25%), due 7/26/31 (b)	937,500	935,156
Embecta Corp.
First Lien Initial Term Loan
7.845% (1 Month SOFR + 3.00%), due 3/30/29 (b)	3,001,789	2,922,242
Owens & Minor, Inc.
First Lien Initial Term Loan B1
8.695% (1 Month SOFR + 3.75%), due 3/29/29 (b)	852,474	850,876
Pediatric Associates Holding Co. LLC
First Lien Initial Term Loan
8.764% (3 Month SOFR + 3.25%), due 12/29/28 (b)	1,560,941	1,515,332

	Principal Amount	Value
Loan Assignments
Healthcare & Pharmaceuticals
Physician Partners LLC
First Lien Initial Term Loan
9.564% (6 Month SOFR + 4.00%), due 12/22/28 (b)	$ 1,096,875	$ 693,225
Surgery Center Holdings, Inc.
First Lien 2024 Refinancing Term Loan
7.67% (1 Month SOFR + 2.75%), due 12/19/30 (b)	1,496,241	1,496,241
		11,633,118
Healthcare, Education & Childcare 4.1%
Agiliti Health, Inc.
First Lien Term Loan
8.332% (3 Month SOFR + 3.00%), due 5/1/30 (b)	4,230,021	4,113,695
Amneal Pharmaceuticals LLC
First Lien Term Loan
10.345% (1 Month SOFR + 5.50%), due 5/4/28 (b)	3,028,292	3,059,837
athenahealth Group, Inc.
First Lien Initial Term Loan
8.095% (1 Month SOFR + 3.25%), due 2/15/29 (b)	7,341,873	7,283,365
Auris Luxembourg III SARL
First Lien Facility Term Loan B4
9.564% (6 Month SOFR + 4.25%), due 2/28/29 (b)	999,894	999,894
Carestream Health, Inc.
First Lien Term Loan
12.204% (3 Month SOFR + 7.50%), due 9/30/27 (b)	1,715,222	1,561,567
Ecovyst Catalyst Technologies LLC
First Lien Second Amendment Term Loan
7.502% (3 Month SOFR + 2.25%), due 6/12/31 (b)	1,746,000	1,733,268
Elanco Animal Health, Inc.
First Lien Term Loan
7.051% (1 Month SOFR + 1.75%), due 8/2/27 (b)	978,202	975,757
FC Compassus LLC
First Lien Term Loan B1
9.569% (3 Month SOFR + 4.25%), due 12/31/26 (b)(c)	2,986,448	2,949,117
Insulet Corp.
First Lien 2024-A Incremental Term Loan
7.345% (1 Month SOFR + 2.50%), due 8/1/31 (b)	1,666,667	1,672,397
Journey Personal Care Corp.
First Lien Initial Term Loan
9.21% (1 Month SOFR + 4.25%), due 3/1/28 (b)	4,944,383	4,933,259
LifePoint Health, Inc.
First Lien Term Loan B
8.197% (1 Year SOFR + 4.00%), due 5/16/31 (b)	2,000,000	1,993,000
Mallinckrodt plc
First Lien Second Out Term Loan
14.42% (1 Month SOFR + 9.50%), due 11/14/28 (b)	441,444	476,208
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan 8.454% - 8.70%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/2/28	1,522,809	1,461,182

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan C
8.454% (3 Month SOFR + 3.75%), due 3/2/28	$ 49,563	$ 47,557
Organon & Co.
First Lien Dollar Term Loan
7.465% (1 Month SOFR + 2.50%), due 5/19/31 (b)	1,865,927	1,858,930
Petco Health & Wellness Co., Inc.
First Lien Initial Term Loan
8.115% (3 Month SOFR + 3.25%), due 3/3/28 (b)	1,876,765	1,781,624
Raptor Acquisition Corp.
First Lien Term Loan B
9.015% (3 Month SOFR + 4.00%), due 11/1/26 (b)	3,211,684	3,175,553
Select Medical Corp.
First Lien Tranche Term Loan B1
7.845% (1 Month SOFR + 3.00%), due 3/8/27 (b)	363,297	364,508
Sound Inpatient Physicians Holdings LLC (b)(f)
First Lien PIK Term Loan B
8.365% (1.50% PIK) (3 Month SOFR + 3.50%), due 6/28/28	411,048	362,750
First Lien Tranche Term Loan A
10.365% (1.00% PIK) (3 Month SOFR + 5.50%), due 6/28/28	334,694	338,042
		41,141,510
High Tech Industries 2.8%
Altar Bidco, Inc.
First Lien Term Loan B
7.947% (1 Year SOFR + 3.10%), due 2/1/29 (b)	1,832,813	1,833,577
AP Gaming I LLC
First Lien Term Loan B
8.595% (1 Month SOFR + 3.75%), due 2/15/29 (b)	2,767,663	2,774,582
Central Parent LLC
First Lien Term Loan B
7.854% (3 Month SOFR + 3.25%), due 7/6/29 (b)	2,500,000	2,469,643
Hanesbrands, Inc.
First Lien Initial Tranche Term Loan B
8.595% (1 Month SOFR + 3.75%), due 3/8/30 (b)	1,477,500	1,473,806
Modena Buyer LLC
First Lien Initial Term Loan
9.104% (3 Month SOFR + 4.50%), due 7/1/31 (b)	1,500,000	1,432,500
NAB Holdings LLC
First Lien 2024 Refinancing Term Loan
7.354% (3 Month SOFR + 2.75%), due 11/24/28 (b)	1,750,702	1,744,762
Neon Maple US Debt Mergersub, Inc.
First Lien Term Loan
8.153% (1 Year SOFR + 3.00%), due 7/18/31 (b)	2,400,000	2,371,999
Open Text Corp.
First Lien Term Loan B
7.095% (1 Month SOFR + 2.25%), due 1/31/30 (b)	2,468,354	2,476,068

	Principal Amount	Value
Loan Assignments
High Tech Industries
Plusgrade, Inc.
First Lien 2024 Replacement Initial Term Loan
8.604%, due 3/3/31	$ 2,025,000	$ 2,027,531
Scientific Games Holdings LP
First Lien 2024 Refinancing Dollar Term Loan
8.318% (3 Month SOFR + 3.00%), due 4/4/29 (b)	2,704,808	2,687,903
Star Parent, Inc.
First Lien Term Loan
8.354% (3 Month SOFR + 3.75%), due 9/27/30 (b)	4,477,500	4,347,048
TransUnion LLC
First Lien 2024 Replacement Term Loan B7
6.845% (1 Month SOFR + 2.00%), due 12/1/28 (b)	2,490,337	2,487,859
		28,127,278
Hotel, Gaming & Leisure 0.8%
Flutter Entertainment plc
First Lien Term Loan B
6.604% (3 Month SOFR + 2.00%), due 11/25/30 (b)	992,500	992,004
Hilton Domestic Operating Co., Inc.
First Lien Term Loan B4
6.605% (1 Month SOFR + 1.75%), due 11/8/30 (b)	235,804	235,450
Ontario Gaming GTA LP
First Lien Term Loan B
8.893% (3 Month SOFR + 4.25%), due 8/1/30 (b)	2,315,833	2,312,216
Tacala Investment Corp.
First Lien Initial Term Loan
9.247% (1 Month SOFR + 4.00%), due 1/31/31 (b)	4,378,000	4,378,000
		7,917,670
Hotels, Motels, Inns & Gaming 3.7%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan B
8.71% (1 Month SOFR + 3.75%), due 2/2/26 (b)	3,386,373	3,294,095
Caesars Entertainment, Inc. (b)
First Lien 2023 Incremental Term Loan B
7.595% (1 Month SOFR + 2.75%), due 2/6/30	1,984,500	1,982,019
First Lien Term Loan B1
7.595% (1 Month SOFR + 2.75%), due 2/6/31	1,393,000	1,391,476
Entain plc (b)
First Lien USD Facility Term Loan B
7.864% (6 Month SOFR + 2.50%), due 3/29/27	1,243,929	1,248,075
First Lien Facility Term Loan B3
8.014% (6 Month SOFR + 2.75%), due 10/31/29	1,576,063	1,575,571
Everi Holdings, Inc.
First Lien Term Loan B
7.46% (1 Month SOFR + 2.50%), due 8/3/28 (b)	1,426,140	1,427,923

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Golden Entertainment, Inc.
First Lien Facility Term Loan B1
6.854% (3 Month SOFR + 2.25%), due 5/27/30 (b)	$ 1,851,563	$ 1,844,619
Light & Wonder International, Inc.
First Lien Term Loan B2
7.333% (1 Month SOFR + 2.25%), due 4/16/29 (b)	3,684,516	3,670,699
Oceankey US II Corp.
First Lien Initial Term Loan
8.445% (1 Month SOFR + 3.50%), due 12/15/28 (b)	1,957,368	1,955,737
PCI Gaming Authority
First Lien Facility Term Loan B
6.845% (1 Month SOFR + 2.00%), due 7/18/31 (b)	2,443,003	2,427,735
Penn National Gaming, Inc.
First Lien Term Loan B
7.695% (1 Month SOFR + 2.75%), due 5/3/29 (b)	488,750	489,605
Station Casinos LLC
First Lien Facility Term Loan B
7.095% (1 Month SOFR + 2.25%), due 3/14/31 (b)	3,980,000	3,966,070
Travel + Leisure Co.
First Lien 2023 Incremental Term Loan
8.27% (1 Month SOFR + 3.25%), due 12/14/29 (b)	1,488,750	1,491,232
UFC Holdings LLC
First Lien Term Loan B3
8.291% (3 Month SOFR + 2.75%), due 4/29/26 (b)	3,937,841	3,939,810
Whatabrands LLC
First Lien 2024 Facility Term Loan B
7.595% (1 Month SOFR + 2.75%), due 8/3/28 (b)	3,781,279	3,773,403
Wyndham Destinations, Inc.
First Lien New Term Loan B
7.21% (1 Month SOFR + 2.25%), due 5/30/25 (b)	1,887,103	1,882,974
		36,361,043
Insurance 3.3%
Acrisure LLC
First Lien Term Loan B6
8.211% (1 Month SOFR + 3.25%), due 11/6/30 (b)	2,641,693	2,613,295
Alliant Holdings Intermediate LLC
First Lien Initial Term Loan
7.965% (1 Month SOFR + 3.00%), due 9/19/31 (b)	1,598,038	1,588,686
AmWINS Group, Inc.
First Lien Term Loan
7.21% (1 Month SOFR + 2.25%), due 2/21/28 (b)	4,675,757	4,666,504
AssuredPartners, Inc.
First Lien 2024 Term Loan
8.345% (1 Month SOFR + 3.50%), due 2/14/31 (b)	4,977,494	4,971,715
Asurion LLC (b)
First Lien New Term Loan B9
8.21% (1 Month SOFR + 3.25%), due 7/30/27	482,500	475,090

	Principal Amount	Value
Loan Assignments
Insurance
Asurion LLC (b)
First Lien New Term Loan B12
9.095% (1 Month SOFR + 4.25%), due 9/19/30	$ 965,000	$ 947,309
First Lien New Term Loan B11
9.195% (1 Month SOFR + 4.25%), due 8/21/28	1,403,217	1,380,707
Second Lien New Term Loan B3
10.21% (1 Month SOFR + 5.25%), due 1/31/28	1,800,000	1,682,678
Second Lien New Term Loan B4
10.21% (1 Month SOFR + 5.25%), due 1/19/29	2,500,000	2,305,470
Broadstreet Partners, Inc.
First Lien 2024 Term Loan B
8.095% (1 Month SOFR + 3.25%), due 6/16/31 (b)	3,784,599	3,768,276
HUB International Ltd.
First Lien 2024-1 Incremental Term Loan
8.255% (3 Month SOFR + 3.00%), due 6/20/30 (b)	2,382,045	2,378,005
Sedgwick Claims Management Services, Inc.
First Lien 2024 Term Loan
8.252% (3 Month SOFR + 3.00%), due 7/31/31 (b)	3,811,595	3,803,125
Truist Insurance Holdings LLC
First Lien Initial Term Loan
7.854% (3 Month SOFR + 3.25%), due 5/6/31 (b)	2,000,000	1,994,166
		32,575,026
Leisure, Amusement, Motion Pictures & Entertainment 1.3%
Bombardier Recreational Products, Inc.
First Lien ARR Borrowing Term Loan
7.595% (1 Month SOFR + 2.75%), due 12/13/29 (b)	2,947,725	2,940,356
Creative Artists Agency LLC
First Lien Incremental Term Loan B2
10.25% (3 Month PRIME + 2.25%), due 11/27/28 (b)	5,339,175	5,335,005
Lions Gate Capital Holdings LLC
First Lien Term Loan B
7.195% (1 Month SOFR + 2.25%), due 3/24/25 (b)	300,450	299,792
Marriott Ownership Resorts, Inc.
First Lien 2024 Incremental Term Loan
7.095% (1 Month SOFR + 2.25%), due 4/1/31 (b)	1,310,480	1,306,112
Tripadvisor, Inc.
First Lien Initial Term Loan B
7.595% (1 Month SOFR + 2.75%), due 7/8/31 (b)	1,166,667	1,162,292
William Morris Endeavor Entertainment LLC
First Lien Term Loan
7.71% (1 Month SOFR + 2.75%), due 5/19/25 (b)	1,975,025	1,974,202
		13,017,759
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.7%
Advanced Drainage Systems, Inc.
First Lien Initial Term Loan
7.551% (1 Month SOFR + 2.25%), due 7/31/26 (b)	446,518	446,964

	Principal Amount	Value
Loan Assignments
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.104% (3 Month SOFR + 2.50%), due 5/15/28 (b)	$ 2,503,939	$ 2,503,940
Husky Injection Molding Systems Ltd.
First Lien Amendment No. 5 Refinancing Term Loan
10.326% (6 Month SOFR + 5.00%), due 2/15/29 (b)	4,429,379	4,404,464
		7,355,368
Manufacturing 1.9%
ASP Blade Holdings, Inc.
First Lien Initial Term Loan
8.865% (3 Month SOFR + 4.00%), due 10/13/28 (b)	1,070,508	785,819
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
7.825% (3 Month SOFR + 2.50%), due 3/15/30 (b)	1,952,570	1,947,689
Coherent Corp.
First Lien Term Loan B1
7.345% (1 Month SOFR + 2.50%), due 7/2/29 (b)	2,237,760	2,235,523
CP Atlas Buyer, Inc.
First Lien Term Loan B
8.695% (1 Month SOFR + 3.75%), due 11/23/27 (b)	2,281,099	2,247,834
FCG Acquisitions, Inc.
First Lien Initial Term Loan
8.71% (1 Month SOFR + 3.75%), due 3/31/28 (b)	2,204,777	2,202,021
LSF12 Badger Bidco LLC
First Lien Initial Term Loan
10.845% (1 Month SOFR + 6.00%), due 8/30/30 (b)	1,240,625	1,238,687
Madison IAQ LLC
First Lien Initial Term Loan
7.889% (6 Month SOFR + 2.75%), due 6/21/28 (b)	2,283,300	2,280,706
Pro Mach Group, Inc.
First Lien Amendment No.4 Term Loan
8.345% (1 Month SOFR + 3.50%), due 8/31/28 (b)	3,016,810	3,025,061
Rexnord LLC
First Lien Term Loan B
6.96% (1 Month SOFR + 2.00%), due 10/4/28 (b)	742,398	746,264
Standard Building Solutions, Inc.
First Lien Initial Term Loan
6.92% (1 Month SOFR + 2.00%), due 9/22/28 (b)	689,882	691,434
Vortex Opco LLC
First Lien Closing Date Second-Out Purchased Term Loan
9.118% (3 Month SOFR + 4.25%), due 12/31/24 (b)	1,949,926	1,381,197
		18,782,235
Media 1.3%
Cogeco Financing 2 LP
First Lien Term Loan B
7.46% (1 Month SOFR + 2.50%), due 9/1/28 (b)	2,719,722	2,669,576

	Principal Amount	Value
Loan Assignments
Media
Diamond Sports Group LLC
Second Lien Term Loan
TBD, due 8/24/26 (d)(e)	$ 2,898,312	$ 31,157
KKR Apple Bidco LLC (b)
First Lien Initial Term Loan
7.71% (1 Month SOFR + 2.75%), due 9/22/28	2,304,825	2,300,708
First Lien Amendment No. 1 Term Loan
8.345% (1 Month SOFR + 3.50%), due 9/22/28	736,931	738,577
Mission Broadcasting, Inc.
First Lien Term Loan B4
7.815% (1 Month SOFR + 2.50%), due 6/2/28 (b)	582,000	581,454
Radiate Holdco LLC
First Lien Amendment No. 6 Term Loan
8.21% (1 Month SOFR + 3.25%), due 9/25/26 (b)	2,007,861	1,718,872
Sinclair Television Group, Inc.
First Lien Term Loan B4
8.695% (1 Month SOFR + 3.75%), due 4/23/29 (b)	1,456,276	1,058,348
Virgin Media Bristol LLC
First Lien Facility Term Loan Y
8.656% (6 Month SOFR + 3.25%), due 3/31/31 (b)	3,666,667	3,500,523
		12,599,215
Mining, Steel, Iron & Non-Precious Metals 0.7%
American Rock Salt Company LLC (b)
First Lien Initial Term Loan
9.319% (3 Month SOFR + 4.00%), due 6/9/28	1,216,286	991,273
First Lien First Out Term Loan
12.079% (1 Month SOFR + 7.00%), due 6/11/28	480,217	480,217
Arsenal AIC Parent LLC
First Lien 2024 Refinancing Term Loan B
8.095% (1 Month SOFR + 3.25%), due 8/19/30 (b)	1,697,196	1,695,075
Gates Global LLC
First Lien Initial Dollar Term Loan B4
7.095% (1 Month SOFR + 2.25%), due 11/16/29 (b)	1,965,000	1,966,340
Zekelman Industries, Inc.
First Lien 2024 Term Loan
7.17% (1 Month SOFR + 2.25%), due 1/24/31 (b)	2,198,099	2,200,161
		7,333,066
Oil & Gas 2.6%
Buckeye Partners LP
First Lien Tranche Term Loan B4
6.845% (1 Month SOFR + 2.00%), due 11/22/30 (b)	456,045	455,422
ChampionX Corp.
First Lien Term Loan B1
7.695% (1 Month SOFR + 2.75%), due 6/7/29 (b)	1,473,862	1,475,705

	Principal Amount	Value
Loan Assignments
Oil & Gas
Compass Power Generation LLC
First Lien Tranche Term Loan B3
8.595% (1 Month SOFR + 3.75%), due 4/16/29 (b)	$ 986,851	$ 991,648
Element Materials Technology Group
First Lien Initial US Dollar Term Loan B
8.354% (3 Month SOFR + 4.25%), due 7/6/29 (b)	1,684,450	1,685,152
Fleet Midco I Ltd.
First Lien Term Loan B2
7.578% (6 Month SOFR + 2.75%), due 2/21/31 (b)	3,199,583	3,191,584
GIP III Stetson I LP
First Lien Initial Term Loan
8.345% (1 Month SOFR + 3.50%), due 10/31/28 (b)	1,099,865	1,098,490
GIP Pilot Acquisition Partners LP
First Lien 2024 Term Loan B
7.818% (3 Month SOFR + 2.50%), due 10/4/30 (b)	1,356,799	1,357,648
Grant Thornton LLP
First Lien Term Loan B
8.095% (1 Month SOFR + 3.25%), due 6/2/31 (b)	750,000	750,937
INEOS US Finance LLC
First Lien 2030 Dollar Term Loan
8.497% (1 Month SOFR + 3.25%), due 2/18/30 (b)	2,400,994	2,397,393
Liberty Media Corp.
First Lien Term Loan
TBD, due 9/10/31	1,000,000	998,750
Medallion Midland Acquisition LP
First Lien 2023 Repricing Term Loan
8.314% (3 Month SOFR + 3.50%), due 10/18/28 (b)	1,548,121	1,548,121
Murphy USA, Inc.
First Lien Tranche Term Loan B
7.065% (1 Month SOFR + 1.75%), due 1/31/28 (b)	435,375	435,647
NGL Energy Operating LLC
First Lien Initial Term Loan
8.595% (1 Month SOFR + 3.75%), due 2/3/31 (b)	530,667	527,217
Oryx Midstream Services Permian Basin LLC
First Lien Initial Term Loan
8.225% (1 Month SOFR + 3.00%), due 10/5/28 (b)	1,945,455	1,945,282
Prairie Eci Acquiror LP
First Lien Initial Term Loan B2
9.595% (1 Month SOFR + 4.75%), due 8/1/29 (b)	1,176,408	1,173,651
Thunder Generation Funding LLC
First Lien Term Loan B
TBD, due 9/26/31	1,500,000	1,498,125
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
8.46% (1 Month SOFR + 3.50%), due 11/17/28 (b)	1,988,588	1,989,831
Traverse Midstream Partners LLC
First Lien Advance Term Loan
8.752% (3 Month SOFR + 3.50%), due 2/16/28 (b)	1,059,501	1,060,163

	Principal Amount	Value
Loan Assignments
Oil & Gas
Veritas US, Inc.
First Lien 2020 Dollar Term Loan B
9.96% (1 Month SOFR + 5.00%), due 9/2/25 (b)	$ 1,160,804	$ 1,085,560
		25,666,326
Packaging 0.2%
LABL, Inc.
First Lien Term Loan B
9.945% (1 Month SOFR + 5.00%), due 10/30/28 (b)	1,458,750	1,423,922
Plastipak Holdings, Inc.
First Lien New Tranche Term Loan B
7.445% (1 Month SOFR + 2.50%), due 12/1/28 (b)	897,647	899,767
		2,323,689
Personal & Nondurable Consumer Products 1.7%
ABG Intermediate Holdings 2 LLC
First Lien 2024 Refinancing Term Loan
7.595% (1 Month SOFR + 2.75%), due 12/21/28 (b)	3,812,908	3,814,098
Foundation Building Materials, Inc. (b)
First Lien Initial Term Loan
8.764% (3 Month SOFR + 3.25%), due 1/31/28	1,707,859	1,661,605
First Lien 2024 Incremental Term Loan
9.252% (3 Month SOFR + 4.00%), due 1/29/31	2,846,250	2,768,422
Hunter Douglas, Inc.
First Lien Tranche Term Loan B1
8.571% (3 Month SOFR + 3.50%), due 2/25/29 (b)	3,929,949	3,893,455
Leslie's Poolmart, Inc.
First Lien Term Loan B
7.71% (1 Month SOFR + 2.75%), due 3/9/28 (b)	1,181,938	1,144,757
Michaels Cos., Inc. (The)
First Lien Term Loan B
9.115% (3 Month SOFR + 4.25%), due 4/17/28 (b)	3,096,000	2,470,781
Perrigo Investments LLC
First Lien Initial Term Loan B
7.195% (1 Month SOFR + 2.25%), due 4/20/29 (b)	1,417,147	1,408,881
Prestige Brands, Inc.
First Lien Term Loan B5
6.96% (1 Month SOFR + 2.00%), due 7/3/28 (b)	90,000	90,032
		17,252,031
Personal & Nondurable Consumer Products (Manufacturing Only) 0.5%
American Builders & Contractors Supply Co., Inc.
First Lien Term Loan B
6.595% (1 Month SOFR + 1.75%), due 1/31/31 (b)	1,657,612	1,658,026
SRAM LLC
First Lien 2021 Refinancing Term Loan B
7.71% (1 Month SOFR + 2.75%), due 5/18/28 (b)	1,701,818	1,700,755

	Principal Amount	Value
Loan Assignments
Personal & Nondurable Consumer Products (Manufacturing Only)
Varsity Brands LLC
First Lien Initial Term Loan
8.821% (3 Month SOFR + 3.75%), due 8/26/31 (b)	$ 1,600,000	$ 1,588,286
		4,947,067
Personal, Food & Miscellaneous Services 1.0%
Aramark Services, Inc. (b)
First Lien Term Loan B7
6.845% (1 Month SOFR + 2.00%), due 4/6/28	1,402,972	1,403,674
First Lien Term Loan B8
6.845% (1 Month SOFR + 2.00%), due 6/24/30	1,420,004	1,422,488
Hayward Industries, Inc.
First Lien Initial Term Loan
7.46% (1 Month SOFR + 2.50%), due 5/30/28 (b)	1,724,267	1,720,572
IRB Holding Corp.
First Lien Term Loan B
7.695% (1 Month SOFR + 2.75%), due 12/15/27 (b)	3,639,505	3,634,199
KFC Holding Co.
First Lien 2021 Term Loan B
6.879% (1 Month SOFR + 1.75%), due 3/15/28 (b)	1,423,429	1,428,055
		9,608,988
Pharmaceuticals 0.2%
Padagis LLC
First Lien Term Loan B
10.326% (3 Month SOFR + 4.75%), due 7/6/28 (b)	2,129,412	1,980,353
Printing & Publishing 0.3%
Getty Images, Inc.
First Lien Initial Dollar Term Loan
8.845% (6 Month SOFR + 4.50%), due 2/19/26 (b)	850,900	845,050
Severin Acquisition LLC
First Lien Term Loan
8.252% (3 Month SOFR + 3.00%), due 8/1/27 (b)	1,900,506	1,900,506
		2,745,556
Retail 0.4%
Great Outdoors Group LLC
First Lien Term Loan B1
8.71% (1 Month SOFR + 3.75%), due 3/6/28 (b)	3,766,417	3,761,185
Retail Store 1.3%
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan 7.241% - 7.345%
(1 Month SOFR + 2.50%, 6 Month SOFR + 2.50%), due 6/11/31 (b)	4,444,444	4,370,706
PetSmart LLC
First Lien Initial Term Loan
8.695% (1 Month SOFR + 3.75%), due 2/11/28 (b)	2,601,622	2,576,072

	Principal Amount	Value
Loan Assignments
Retail Store
White Cap Supply Holdings LLC
First Lien Facility Tranche Term Loan C
8.095% (1 Month SOFR + 3.25%), due 10/19/29 (b)	$ 5,746,747	$ 5,697,767
		12,644,545
Services: Business 5.7%
Amazon Holdco, Inc.
First Lien Term Loan B
7.305% (1 Year SOFR + 2.25%), due 9/29/31 (b)	3,500,000	3,486,875
Armor HoldCo, Inc.
First Lien Initial Dollar Term Loan
10.014% (6 Month SOFR + 4.50%), due 12/11/28 (b)	491,162	493,617
Avis Budget Car Rental LLC
First Lien New Tranche Term Loan C
7.945% (1 Month SOFR + 3.00%), due 3/16/29 (b)	1,492,481	1,491,362
Brown Group Holding LLC (b)
First Lien Incremental Term Loan B2 7.595% - 8.002%
(1 Month SOFR + 2.75%, 3 Month SOFR + 2.75%), due 7/1/31	1,030,405	1,027,645
First Lien Initial Term Loan
7.595% (1 Month SOFR + 2.75%), due 7/1/31	2,130,853	2,123,751
ConnectWise LLC
First Lien Initial Term Loan
8.365% (3 Month SOFR + 3.50%), due 9/29/28 (b)	1,760,474	1,756,073
Dun & Bradstreet Corp. (The)
First Lien Term Loan B
7.605% (1 Month SOFR + 2.75%), due 1/18/29 (b)	3,064,507	3,061,632
Electron Bidco, Inc.
First Lien Term Loan
7.96% (1 Month SOFR + 3.00%), due 11/1/28 (b)	3,579,887	3,582,125
Fortrea Holdings, Inc.
First Lien Initial Term Loan B
8.491% (6 Month SOFR + 3.75%), due 7/1/30 (b)	383,298	382,100
GIP II Blue Holding LP
First Lien Initial Term Loan
8.595% (1 Month SOFR + 3.75%), due 9/29/28 (b)	1,992,652	1,997,135
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
6.604% (3 Month SOFR + 2.00%), due 7/3/28 (b)	346,161	347,774
Indy US Bidco LLC
First Lien Facility Tranche Term Loan B1
8.71% (1 Month SOFR + 3.75%), due 3/6/28 (b)	1,447,725	1,425,104
Inizio Group Ltd.
First Lien Initial Dollar Term Loan
8.954% (3 Month SOFR + 4.25%), due 8/21/28 (b)	4,033,000	4,002,752
Mercury Borrower, Inc.
First Lien Initial Term Loan
8.46% (1 Month SOFR + 3.50%), due 8/2/28 (b)	4,556,499	4,547,956

	Principal Amount	Value
Loan Assignments
Services: Business
Mitchell International, Inc.
First Lien Initial Term Loan
8.095% (1 Month SOFR + 3.25%), due 6/17/31 (b)	$ 2,992,847	$ 2,946,593
MPH Acquisition Holdings LLC
First Lien Initial Term Loan
9.569% (3 Month SOFR + 4.25%), due 9/1/28 (b)	1,427,571	1,070,678
Nielsen Consumer LLC
First Lien Ninth Amendment Dollar Refinancing Term Loan
9.595% (1 Month SOFR + 4.75%), due 3/6/28 (b)	1,750,000	1,741,250
OVG Business Services LLC
First Lien Initial Term Loan
7.845% (1 Month SOFR + 3.00%), due 6/25/31 (b)	1,875,000	1,863,281
Parexel International, Inc.
First Lien Fifth Amendment Term Loan
7.845% (1 Month SOFR + 3.00%), due 11/15/28 (b)	5,219,617	5,218,965
Plano Holdco, Inc.
First Lien Term Loan
8.54% (1 Year SOFR + 3.50%), due 8/15/31 (b)	1,200,000	1,200,000
Polaris Newco LLC
First Lien Dollar Term Loan
9.514% (3 Month SOFR + 4.00%), due 6/2/28 (b)	1,350,635	1,327,562
Pra Health Sciences, Inc.
First Lien Term Loan B
6.604% (3 Month SOFR + 2.00%), due 7/3/28 (b)	86,246	86,648
Project Boost Purchaser LLC (b)
First Lien Initial Term Loan
8.786% (3 Month SOFR + 3.50%), due 7/16/31	3,118,990	3,116,554
Second Lien Initial Term Loan
10.536% (3 Month SOFR + 5.25%), due 7/2/32	1,000,000	1,000,625
Prometric Holdings, Inc.
First Lien Term Loan C
9.71% (1 Month SOFR + 4.75%), due 1/31/28 (b)	1,605,535	1,613,229
Ryan LLC
First Lien Term Loan
8.345% (1 Month SOFR + 3.50%), due 11/14/30 (b)	2,074,226	2,048,298
Ryan Specialty Group LLC
First Lien Term Loan B1
7.095% (1 Month SOFR + 2.25%), due 9/15/31 (b)	962,500	960,094
Soliant Lower Intermediate LLC
First Lien Initial Term Loan
8.595% (1 Month SOFR + 3.75%), due 7/18/31 (b)	1,000,000	1,000,000
Vestis Corp.
First Lien Term Loan B1
7.371% (3 Month SOFR + 2.25%), due 2/24/31 (b)	1,163,750	1,155,022
Vizient, Inc.
First Lien Term Loan B8
6.845% (1 Month SOFR + 2.00%), due 8/1/31 (b)	400,000	399,750
		56,474,450

	Principal Amount	Value
Loan Assignments
Services: Consumer 0.2%
Planet U.S. Buyer LLC
First Lien Term Loan
8.604% (3 Month SOFR + 3.50%), due 2/7/31 (b)	$ 1,745,625	$ 1,747,262
West Technology Group LLC
First Lien Term Loan B3
9.502% (3 Month SOFR + 4.00%), due 4/12/27 (b)	403,579	356,180
		2,103,442
Software 4.3%
AppLovin Corp. (b)
First Lien Amendment No. 1 10-I Replacement Term Loan
7.345% (1 Month SOFR + 2.50%), due 10/25/28	1,173,105	1,172,895
First Lien Term Loan B
7.345% (1 Month SOFR + 2.50%), due 8/16/30	1,492,500	1,490,867
Cloud Software Group, Inc. (b)
First Lien Third Amendment Term Loan 9.104% - 9.204%
(3 Month SOFR + 4.50%), due 3/21/31	500,000	500,982
First Lien Initial Dollar Facility Term Loan B
8.604% (3 Month SOFR + 4.00%), due 3/30/29	4,076,241	4,056,786
Cloudera, Inc.
First Lien Initial Term Loan
8.695% (1 Month SOFR + 3.75%), due 10/9/28 (b)	1,488,550	1,446,684
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
8.71% (1 Month SOFR + 3.75%), due 10/16/28 (b)	1,828,125	1,704,727
Cotiviti, Inc.
First Lien Initial Floating Rate Term Loan
8.451% (1 Month SOFR + 3.25%), due 5/1/31 (b)	4,179,000	4,170,295
Delta Topco, Inc.
First Lien Second Amendment Term Loan
8.198% (6 Month SOFR + 3.50%), due 11/30/29 (b)	712,500	711,164
DS Admiral Bidco LLC
First Lien Initial Term Loan
9.095% (1 Month SOFR + 4.25%), due 6/26/31 (b)	2,000,000	1,920,000
Ellucian Holdings, Inc.
First Lien 2024 Incremental Term Loan B
8.445% (1 Month SOFR + 3.50%), due 10/7/29 (b)	664,308	665,731
Gen Digital, Inc.
First Lien Term Loan B
6.595% (1 Month SOFR + 1.75%), due 9/12/29 (b)	3,069,183	3,060,071
Informatica LLC
First Lien Term Loan B
7.095% (1 Month SOFR + 2.25%), due 10/27/28 (b)	1,901,151	1,897,191
Isolved, Inc.
First Lien Term Loan B1
8.345% (1 Month SOFR + 3.50%), due 10/15/30 (b)	585,298	586,273

	Principal Amount	Value
Loan Assignments
Software
Magenta Security Holdings LLC (b)
First Lien Super Priority Third Out Term Loan
6.876% (3 Month SOFR + 1.50%), due 7/27/28	$ 359,436	$ 99,968
First Lien Super Priority Second Out Term Loan
6.876% (3 Month SOFR + 1.50%), due 7/27/28	103,474	70,466
First Lien Super Priority First Out Term Loan
12.126% (3 Month SOFR + 6.75%), due 7/27/28	81,690	77,197
McAfee Corp.
First Lien Tranche Term Loan B1
8.451% (1 Month SOFR + 3.25%), due 3/1/29 (b)	8,900,269	8,852,991
Mitnick Corp. Purchaser, Inc.
First Lien Initial Term Loan
9.852% (3 Month SOFR + 4.50%), due 5/2/29 (b)	1,960,000	1,744,400
Quartz AcquireCo LLC
First Lien Term Loan B1
7.354% (3 Month SOFR + 2.75%), due 6/28/30 (b)	1,237,500	1,231,313
Sovos Compliance LLC
First Lien Initial Term Loan
9.46% (1 Month SOFR + 4.50%), due 8/11/28 (b)	486,618	486,132
UKG, Inc.
First Lien Initial Term Loan
8.555% (3 Month SOFR + 3.25%), due 2/10/31 (b)	4,993,046	4,993,046
Vision Solutions, Inc.
First Lien New Term Loan B
9.514% (3 Month SOFR + 4.00%), due 4/24/28 (b)	1,616,667	1,570,187
		42,509,366
Telecommunications 2.0%
Avaya, Inc.
First Lien Exit Term Loan
12.345% (1 Month SOFR + 7.50%), due 8/1/28 (b)	126,204	110,955
Azalea Topco, Inc.
First Lien Initial Term Loan
8.345% (1 Month SOFR + 3.50%), due 4/30/31 (b)	1,428,571	1,426,563
Cablevision Lightpath LLC
First Lien Initial Term Loan
8.461% (1 Month SOFR + 3.25%), due 11/30/27 (b)	2,448,414	2,443,518
Colorado Buyer, Inc.
First Lien Initial Term Loan
TBD, due 9/30/24 (c)(d)(e)(g)	327,646	328
Connect Finco SARL
First Lien First Amendment Term Loan
8.345% (1 Month SOFR + 3.50%), due 12/11/26 (b)	1,139,894	1,131,820
CSC Holdings LLC
First Lien Term Loan B5
7.173% (6 Month SOFR + 2.50%), due 4/15/27 (b)	3,534,097	3,228,397

	Principal Amount	Value
Loan Assignments
Telecommunications
Frontier Communications Holdings LLC
First Lien 2024 Refinancing Term Loan
8.763% (6 Month SOFR + 3.50%), due 7/1/31 (b)	$ 1,700,000	$ 1,712,750
GoGo Intermediate Holdings LLC
First Lien Initial Term Loan
8.71% (1 Month SOFR + 3.75%), due 5/1/28 (b)	2,498,293	2,345,897
Lumen Technologies, Inc. (b)
First Lien Term Loan B1
7.319% (1 Month SOFR + 2.35%), due 4/16/29	894,622	785,589
First Lien Term Loan B2
7.319% (1 Month SOFR + 2.35%), due 4/15/30	894,621	771,052
Redstone Holdco 2 LP
First Lien Initial Term Loan
10.264% (3 Month SOFR + 4.75%), due 4/27/28 (b)	915,766	701,705
SBA Senior Finance II LLC
First Lien Term Loan B
6.845% (1 Month SOFR + 2.00%), due 1/27/31 (b)	1,726,022	1,725,630
Telesat Canada
First Lien Term Loan B5
8.069% (3 Month SOFR + 2.75%), due 12/6/26 (b)	1,220,447	593,442
Zayo Group Holdings, Inc.
First Lien Initial Dollar Term Loan
7.96% (1 Month SOFR + 3.00%), due 3/9/27 (b)	3,348,136	3,050,989
		20,028,635
Utilities 0.9%
Astoria Energy LLC
First Lien Term Loan B 7.854% - 8.10%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 12/10/27 (b)	1,541,316	1,542,762
Edgewater Generation LLC
First Lien Refinancing Term Loan
9.095% (1 Month SOFR + 4.25%), due 8/1/30 (b)	2,928,757	2,951,455
Exgen Renewables IV LLC
First Lien Term Loan
7.307% (3 Month SOFR + 2.25%), due 12/15/27 (b)	1,267,855	1,268,560
Hamilton Projects Acquiror LLC
First Lien Term Loan
8.595% (1 Month SOFR + 3.75%), due 5/30/31 (b)	2,671,875	2,688,157
		8,450,934

	Principal Amount	Value
Loan Assignments
Water 0.4%
AI Aqua Merger Sub, Inc.
First Lien Initial Term Loan B
8.701% (1 Month SOFR + 3.50%), due 7/31/28 (b)	$ 4,346,911	$ 4,339,995
Total Loan Assignments (Cost $842,617,206)		827,555,445
Total Long-Term Bonds (Cost $954,095,139)		940,458,037

	Shares

Affiliated Investment Company 0.2%
Fixed Income Fund 0.2%
NYLI MacKay High Yield Corporate Bond Fund Class I	436,571	2,298,807
Total Affiliated Investment Company (Cost $2,445,689)		2,298,807
Common Stocks 0.1%
Automobile Components 0.0% ‡
Millennium Corporate Trust (c)(g)(h)	1,243	—
Millennium Industries Corp. (c)(g)(h)	1,324	—
		—
Communications Equipment 0.0% ‡
Avaya, Inc. (c)(g)(h)	12,043	72,258
Financial Services 0.0% ‡
New Topco Shares, Class A (c)(g)(h)	405,109	—
Health Care Equipment & Supplies 0.0% ‡
Carestream Equity (c)(g)(h)	3,656	37
Health Care Providers & Services 0.1%
Mallinckrodt International Corp. (c)(g)(h)	5,706	427,950
Household Durables 0.0% ‡
SSB Equipment Co., Inc. (c)(g)(h)	735	—
Independent Power and Renewable Electricity Producers 0.0% ‡
Sempra Texas Holdings Corp. (c)(g)(h)	94,456	—
IT Services 0.0% ‡
Envision Financial Technologies, Inc. (c)(g)(h)	21,582	226,611

	Shares	Value
Common Stocks
Machinery 0.0% ‡
Ameriforge Group, Inc. (c)(g)(h)	45,694	$ 8,682
Specialty Retail 0.0% ‡
Serta Simmons Bedding LLC (c)(g)(h)	735	4,042
Technology Hardware, Storage & Peripherals 0.0% ‡
Diebold Nixdorf, Inc. (h)	8,023	358,307
Total Common Stocks (Cost $2,424,447)		1,097,887

	Number of Warrants

Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (c)(g)(h)(i)	22	0
Total Warrants (Cost $0)		0

	Principal Amount

Short-Term Investments 7.2%
U.S. Treasury Debt 7.2%
U.S. Treasury Bills (j)
4.635%, due 11/19/24	$ 52,900,000	52,565,229
4.711%, due 10/31/24	4,900,000	4,880,908
4.715%, due 10/22/24	4,800,000	4,786,810
5.021%, due 10/8/24	5,000,000	4,995,448
5.184%, due 10/1/24	1,600,000	1,600,000
18.639%, due 11/7/24	2,200,000	2,189,378
Total Short-Term Investments (Cost $71,021,002)		71,017,773
Total Investments (Cost $1,029,986,277)	102.3%	1,014,872,504
Other Assets, Less Liabilities	(2.3)	(22,631,084)
Net Assets	100.0%	$ 992,241,420

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2024.

(c)	Illiquid security—As of September 30, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $7,446,074, which represented 0.8% of the Portfolio’s net assets.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Non-income producing security.
(i)	Less than $1.
(j)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI MacKay High Yield Corporate Bond Fund Class I	$ 2,255	$ —	$ —	$ —	$ 44	$ 2,299	$ 105	$ —	437
Abbreviation(s):
CLO—Collateralized Loan Obligation
SOFR—Secured Overnight Financing Rate
TBD—To Be Determined
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 29,770,755	$ —	$ 29,770,755
Corporate Bonds	—	83,131,837	—	83,131,837
Loan Assignments	—	827,555,117	328	827,555,445
Total Long-Term Bonds	—	940,457,709	328	940,458,037
Affiliated Investment Company
Fixed Income Fund	2,298,807	—	—	2,298,807
Common Stocks	358,307	—	739,580	1,097,887
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	71,017,773	—	71,017,773
Total Investments in Securities	$ 2,657,114	$ 1,011,475,482	$ 739,908	$ 1,014,872,504

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Less than $1.

NYLI VP Equity Allocation Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 97.1%
Equity Funds 97.1%
NYLI 500 International ETF (a)	840,456	$ 29,488,828
NYLI Candriam International Equity ETF (a)	930,774	29,239,521
NYLI Candriam U.S. Large Cap Equity ETF (a)	931,558	44,593,123
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,341,187	44,090,718
NYLI CBRE NextGen Real Estate ETF (a)	822,075	18,217,182
NYLI Epoch Capital Growth Fund Class I	184,387	2,931,252
NYLI Epoch International Choice Fund Class I (a)	672,161	28,703,224
NYLI Fiera SMID Growth Fund Class R6 (a)	2,552,602	43,820,516
NYLI FTSE International Equity Currency Neutral ETF	596,165	16,478,001
NYLI PineStone U.S. Equity Fund Class R6 (a)	2,203,336	43,856,303
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	4,212,147	44,811,770
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	5,336,173	43,721,930
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	717,904	23,180,122
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	2,143,246	43,099,827
NYLI VP PineStone International Equity Portfolio Initial Class (a)	2,404,418	29,377,665
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	4,824,947	43,653,705
NYLI VP Small Cap Growth Portfolio Initial Class (a)	3,681,007	43,685,820
NYLI VP Wellington Growth Portfolio Initial Class (a)	1,538,579	45,702,114
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	4,374,737	42,598,125
NYLI VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,431,011	46,158,275
NYLI WMC Enduring Capital Fund Class R6 (a)	528,961	21,387,948
NYLI WMC International Research Equity Fund Class I (a)	3,584,863	29,853,303
NYLI WMC Value Fund Class R6 (a)	1,243,655	42,439,608
Total Affiliated Investment Companies (Cost $692,052,928)		801,088,880
Short-Term Investment 2.6%
Affiliated Investment Company 2.6%
NYLI U.S. Government Liquidity Fund, 4.88% (b)	21,418,057	21,418,057
Total Short-Term Investment (Cost $21,418,057)	2.6%	21,418,057
Total Investments (Cost $713,470,985)	99.7%	822,506,937
Other Assets, Less Liabilities	0.3	2,556,785
Net Assets	100.0%	$ 825,063,722

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of September 30, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2024.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ U.S. Small Cap ETF	$ 30,880	$ 139	$ (30,474)	$ 1,622	$ (2,167)	$ —	$ 102	$ —	—
NYLI 500 International ETF	33,795	1,162	(7,546)	1,410	668	29,489	763	—	840
NYLI Candriam International Equity ETF	34,048	665	(9,046)	848	2,725	29,240	656	—	931
NYLI Candriam U.S. Large Cap Equity ETF	49,612	—	(11,214)	3,797	2,398	44,593	400	—	932
NYLI Candriam U.S. Mid Cap Equity ETF	38,052	7,332	(4,823)	658	2,872	44,091	338	—	1,341
NYLI CBRE NextGen Real Estate ETF	19,802	1,235	(4,347)	286	1,241	18,217	411	—	822
NYLI Epoch Capital Growth Fund Class I	3,241	—	(698)	53	335	2,931	—	—	184
NYLI Epoch International Choice Fund Class I	28,699	2,982	(5,081)	650	1,453	28,703	—	—	672
NYLI Fiera SMID Growth Fund Class R6	38,953	7,335	(3,836)	286	1,083	43,821	—	—	2,553
NYLI FTSE International Equity Currency Neutral ETF	17,168	146	(2,634)	476	1,322	16,478	267	—	596
NYLI PineStone U.S. Equity Fund Class R6	38,561	7,309	(8,305)	1,025	5,266	43,856	—	—	2,203
NYLI U.S. Government Liquidity Fund	19,068	149,391	(147,041)	—	—	21,418	885	—	21,418
NYLI VP American Century Sustainable Equity Portfolio Initial Class	46,317	860	(10,627)	(2,508)	10,770	44,812	—	—	4,212
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	43,392	677	(7,468)	(2,428)	9,549	43,722	—	—	5,336
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	26,000	1,272	(9,564)	(781)	6,253	23,180	—	—	718
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	42,095	1,690	(9,237)	1,526	7,026	43,100	—	—	2,143
NYLI VP PineStone International Equity Portfolio Initial Class	28,721	3,113	(6,232)	(2,425)	6,201	29,378	—	—	2,404
NYLI VP S&P 500 Index Portfolio Initial Class	13,696	—	(14,007)	2,386	(2,075)	—	—	—	—
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	38,858	7,076	(5,035)	(2,416)	5,171	43,654	—	—	4,825
NYLI VP Small Cap Growth Portfolio Initial Class	36,835	8,934	(5,876)	(1,453)	5,245	43,685	—	—	3,681
NYLI VP Wellington Growth Portfolio Initial Class	50,809	—	(14,803)	(6,346)	16,042	45,702	—	—	1,539
NYLI VP Wellington Small Cap Portfolio Initial Class	33,901	10,538	(6,065)	(3,313)	7,537	42,598	—	—	4,375
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	51,148	—	(15,713)	2,079	8,644	46,158	—	—	1,431
NYLI WMC Enduring Capital Fund Class R6	22,967	—	(4,963)	545	2,839	21,388	—	—	529
NYLI WMC International Research Equity Fund Class I	28,767	2,855	(5,962)	(1,202)	5,395	29,853	—	—	3,585
NYLI WMC Value Fund Class R6	40,117	2,340	(5,459)	(193)	5,635	42,440	—	—	1,244
	$855,502	$217,051	$(356,056)	$(5,418)	$111,428	$822,507	$3,822	$—

Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/2/24	Daily	8,549	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/2/24	Daily	(17,166)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.00% - 0.50%	10/7/24 - 11/12/24	Daily	22,933	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.75%	12/2/24	Daily	(70,398)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.61%	12/2/24	Daily	20,659	—
Citibank NA	iShares MSCI Hong Kong ETF	1 day FEDF plus 0.40%	12/2/24	Daily	16,785	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.40%	12/2/24	Daily	16,911	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.00% - 0.55%	4/24/25	Daily	12,286	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short	1 day FEDF plus 0.00% - 0.20%	6/18/25	Daily	(8,604)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/25 - 4/9/25	Daily	(35,579)	—
Citibank NA	S&P 500 Information Technology	1 day FEDF plus 0.70%	12/2/24	Daily	2,569	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/2/24	Daily	(25,456)	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	54,668	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	31,889	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of September 30, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Alphabet Inc.	2,501	256,235	—	3.00
Amazon.com Inc.	2,666	273,055	—	3.19
AppLovin Corp.	4,369	447,603	—	5.24
Aptiv plc	2,416	247,487	—	2.89
Autoliv Inc.	733	75,038	—	0.88
BILL Holdings Inc.	1,222	125,223	—	1.46
Block Inc.	2,980	305,234	—	3.57
Booking Holdings Inc.	3,014	308,721	—	3.61
Broadcom Inc.	2,817	288,558	—	3.38
DocuSign Inc.	2,011	205,967	—	2.41
Etsy Inc.	2,345	240,171	—	2.81
Expedia Group Inc.	3,362	344,453	—	4.03
Fidelity National Information Services Inc.	3,190	326,773	—	3.82
Fiserv Inc.	3,392	347,505	—	4.06
Fortive Corp.	1,644	168,369	—	1.97
Globant SA	1,372	140,540	—	1.64
Informatica Inc.	579	59,284	—	0.69
Intel Corp.	1,968	201,572	—	2.36
Lear Corp.	976	99,970	—	1.17
Magna International Inc.	880	90,118	—	1.05
Marvell Technology Inc.	2,745	281,170	—	3.29
Meta Platforms Inc.	3,083	315,839	—	3.69
MKS Instruments Inc.	1,106	113,337	—	1.33
Northrop Grumman Corp.	3,499	358,446	—	4.19
Okta Inc.	1,840	188,528	—	2.21
Pinterest Inc.	2,124	217,624	—	2.55
PTC Inc.	1,760	180,265	—	2.11
QUALCOMM Inc.	2,332	238,889	—	2.79
RTX Corp.	3,451	353,491	—	4.13

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Salesforce Inc.	3,032	310,589	—	3.63
Smartsheet Inc.	1,196	122,535	—	1.43
TE Connectivity Ltd.	2,862	293,133	—	3.43
Teradyne Inc.	2,477	253,706	—	2.97
Veeva Systems Inc.	2,729	279,594	—	3.27
Visa Inc.	2,942	301,421	—	3.53
Wix.com Ltd.	1,331	136,324	—	1.59
Zillow Group Inc.	512	52,463	—	0.61
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of September 30, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Akero Therapeutics Inc.	(1,185)	(151,332)	—	0.88
AMC Entertainment Holdings Inc.	(3,371)	(430,524)	—	2.51
Arcutis Biotherapeutics Inc.	(2,094)	(267,484)	—	1.56
BioCryst Pharmaceuticals Inc.	(1,215)	(155,165)	—	0.90
Bloom Energy Corp.	(3,093)	(394,983)	—	2.30
Bridgebio Pharma Inc.	(2,155)	(275,192)	—	1.60
Cardlytics Inc.	(245)	(31,271)	—	0.18
Carvana Co.	(9,795)	(1,250,876)	—	7.29
Chegg Inc.	(461)	(58,936)	—	0.34
Chemours Co/The	(1,210)	(154,581)	—	0.90
Coeur Mining Inc.	(3,713)	(474,236)	—	2.76
Compass Inc.	(968)	(123,578)	—	0.72
Cytokinetics Inc.	(4,013)	(512,508)	—	2.99
EchoStar Corp.	(1,739)	(222,073)	—	1.29
FuelCell Energy Inc.	(773)	(98,714)	—	0.58
Global Net Lease Inc.	(733)	(93,649)	—	0.55
Goodyear Tire & Rubber Co/The	(1,218)	(155,610)	—	0.91
Guardant Health Inc.	(1,823)	(232,812)	—	1.36
Hudson Pacific Properties Inc.	(628)	(80,221)	—	0.47
Infinera Corp.	(1,193)	(152,360)	—	0.89
Ironwood Pharmaceuticals Inc.	(740)	(94,478)	—	0.55
JBG SMITH Properties	(868)	(110,788)	—	0.65
JetBlue Airways Corp.	(5,729)	(731,709)	—	4.26
Lumen Technologies Inc.	(4,125)	(526,793)	—	3.07
Lumentum Holdings Inc.	(3,170)	(404,848)	—	2.36
NeoGenomics Inc.	(663)	(84,671)	—	0.49
Newell Brands Inc.	(1,625)	(207,580)	—	1.21
Novocure Ltd.	(737)	(94,178)	—	0.55
Ocular Therapeutix Inc.	(1,503)	(191,997)	—	1.12
Opendoor Technologies Inc.	(1,432)	(182,872)	—	1.07
Pacific Biosciences of California Inc.	(1,244)	(158,904)	—	0.93
Paramount Global	(5,584)	(713,127)	—	4.15
Peloton Interactive Inc.	(2,571)	(328,311)	—	1.91
Penn Entertainment Inc.	(6,350)	(811,015)	—	4.72
Recursion Pharmaceuticals Inc.	(1,354)	(172,887)	—	1.01
Redfin Corp.	(2,329)	(297,385)	—	1.73
Rivian Automotive Inc.	(6,706)	(856,408)	—	4.99
Semtech Corp.	(7,367)	(940,831)	—	5.48
Spirit AeroSystems Holdings Inc.	(4,636)	(592,041)	—	3.45
Sunnova Energy International Inc.	(4,045)	(516,598)	—	3.01
Tandem Diabetes Care Inc.	(2,243)	(286,451)	—	1.67
Telephone and Data Systems Inc.	(755)	(96,401)	—	0.56
Terawulf Inc.	(3,879)	(495,378)	—	2.89
Upstart Holdings Inc.	(7,338)	(937,170)	—	5.46
Viasat Inc.	(696)	(88,915)	—	0.52
Virgin Galactic Holdings Inc.	(352)	(44,934)	—	0.26
Walgreens Boots Alliance Inc.	(3,205)	(409,267)	—	2.38

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Warner Bros Discovery Inc.	(6,403)	(817,696)	—	4.76
Wolfspeed Inc.	(2,471)	(315,594)	—	1.84
Xerox Holdings Corp.	(1,998)	(255,208)	—	1.49
Xometry Inc.	(666)	(85,086)	—	0.50

1.	As of September 30, 2024, cash in the amount $1,488,612 due to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2024.
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 801,088,880	$ —	$ —	$ 801,088,880
Short-Term Investment
Affiliated Investment Company	21,418,057	—	—	21,418,057
Total Investments in Securities	$ 822,506,937	$ —	$ —	$ 822,506,937

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI VP Income Builder Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 36.4%
Asset-Backed Securities 2.6%
Automobile Asset-Backed Securities 0.9%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class G
12.748%, due 5/17/32 (a)	$ 653,826	$ 666,942
American Credit Acceptance Receivables Trust
Series 2021-2, Class D
1.34%, due 7/13/27 (a)	159,813	158,358
Exeter Automobile Receivables Trust
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	855,000	821,291
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	915,000	910,544
Series 2023-4A, Class D
6.95%, due 12/17/29	120,000	124,981
Series 2022-5A, Class E
10.45%, due 4/15/30 (a)	210,000	226,938
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	575,000	554,095
Series 2020-3, Class D
2.50%, due 9/15/26	280,000	275,481
Series 2022-2, Class D
5.80%, due 4/17/28	655,000	622,315
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class D
10.595% (SOFR 30A + 5.25%), due 5/20/32 (a)(b)	430,262	432,443
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	400,000	395,311
		5,188,699
Other Asset-Backed Securities 1.7%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
6.645% (3 Month SOFR + 1.38%), due 7/21/37 (Cayman Islands) (a)(b)	400,000	401,534
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	492,260	458,931
Series 2019-1, Class B
3.85%, due 2/15/28	319,034	301,823
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (United Kingdom) (a)	738,178	654,769
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	315,720	296,604
Series 2020-1, Class A1
1.69%, due 7/15/60	499,196	483,029

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A2
1.99%, due 7/15/60	$ 479,635	$ 434,757
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	7,138	7,154
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
6.112% (3 Month SOFR + 1.37%), due 10/25/37 (Jersey, C.I.) (a)(b)	350,000	349,912
Home Partners of America Trust (a)
Series 2021-2, Class A
1.901%, due 12/17/26	266,111	251,500
Series 2021-2, Class B
2.302%, due 12/17/26	249,831	236,416
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	630,000	644,940
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
6.831% (3 Month SOFR + 1.60%), due 10/15/36 (Cayman Islands) (a)(b)	250,000	250,129
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	328,468	297,066
Series 2020-EA, Class A
1.69%, due 5/15/69	230,489	214,497
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	665,000	612,937
Series 2021-1, Class B1
2.41%, due 10/20/61	255,000	229,444
OCP CLO Ltd.
Series 2017-14A, Class A1R
6.111% (3 Month SOFR + 1.37%), due 7/20/37 (Cayman Islands) (a)(b)	350,000	350,285
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
6.781% (3 Month SOFR + 1.46%), due 7/20/37 (Bermuda) (a)(b)	250,000	250,241
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
6.702% (3 Month SOFR + 1.40%), due 7/17/37 (Cayman Islands) (a)(b)	350,000	351,350
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
6.671% (3 Month SOFR + 1.40%), due 7/18/37 (Jersey, C.I.) (a)(b)	270,000	271,480
Silver Point Scf CLO I Ltd.
Series 2021-1A, Class A2R
6.798% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	250,000	250,043
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(c)(d)	8,947,460	348,110

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Subway Funding LLC
Series 2024-3A, Class A23
5.914%, due 7/30/54 (a)	$ 500,000	$ 500,393
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	338,190	338,193
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	427,504	436,234
		9,221,771
Total Asset-Backed Securities (Cost $14,530,937)		14,410,470
Corporate Bonds 13.2%
Aerospace & Defense 0.1%
Boeing Co. (The) (a)
6.528%, due 5/1/34	295,000	316,613
6.858%, due 5/1/54	310,000	340,259
		656,872
Airlines 0.4%
American Airlines, Inc. (a)
5.50%, due 4/20/26	350,000	349,002
5.75%, due 4/20/29 (e)	360,000	359,403
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	194,377	193,194
4.75%, due 10/20/28	900,000	898,934
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	437,250	442,688
		2,243,221
Apparel 0.0% ‡
Tapestry, Inc.
7.85%, due 11/27/33	230,000	249,393
Auto Manufacturers 0.8%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	230,000	227,426
2.70%, due 8/10/26	595,000	571,631
4.125%, due 8/17/27	485,000	472,394
6.80%, due 5/12/28	365,000	382,395
General Motors Financial Co., Inc.
2.35%, due 1/8/31	344,000	294,454
2.70%, due 6/10/31	485,000	417,939
4.30%, due 4/6/29	470,000	460,097

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	$ 1,350,000	$ 1,265,213
		4,091,549
Banks 4.7%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (Australia) (a)(b)	585,000	602,909
Banco Santander SA (Spain)
5.294%, due 8/18/27	600,000	613,713
6.35%, due 3/14/34	600,000	642,503
Bank of America Corp. (f)
2.496%, due 2/13/31	650,000	589,257
2.572%, due 10/20/32	510,000	447,186
2.687%, due 4/22/32	465,000	414,719
3.384%, due 4/2/26	465,000	461,284
Series MM
4.30%, due 1/28/25 (g)	236,000	233,955
Barclays plc (United Kingdom) (b)(g)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	835,000	747,376
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	260,000	273,804
BNP Paribas SA (France) (a)
3.052%, due 1/13/31 (f)	565,000	521,322
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(g)	625,000	592,265
BPCE SA
2.045%, due 10/19/27 (France) (a)(f)	530,000	502,547
Citigroup, Inc.
5.411% (5 Year Treasury Constant Maturity Rate + 1.73%), due 9/19/39 (b)	425,000	423,801
6.625%, due 6/15/32	190,000	210,484
Citizens Bank NA
6.064%, due 10/24/25 (f)	475,000	474,991
Citizens Financial Group, Inc.
2.638%, due 9/30/32 (e)	540,000	445,272
Comerica, Inc.
5.982%, due 1/30/30 (e)(f)	555,000	572,141
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (France) (a)(b)(e)(g)	590,000	545,050
Deutsche Bank AG (Germany)
3.035%, due 5/28/32 (e)(f)	255,000	227,119
6.091% (SOFR + 1.219%), due 11/16/27 (b)	820,000	816,446
First Horizon Bank
5.75%, due 5/1/30	815,000	827,514
First Horizon Corp.
4.00%, due 5/26/25	775,000	768,064
Goldman Sachs Group, Inc. (The)
1.431%, due 3/9/27 (f)	535,000	511,736
1.992%, due 1/27/32 (f)	480,000	410,600
6.75%, due 10/1/37	159,000	183,087

	Principal Amount	Value
Corporate Bonds
Banks
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (f)	$ 555,000	$ 577,786
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (Italy) (a)	200,000	204,791
KeyBank NA
4.90%, due 8/8/32	445,000	433,178
KeyCorp
6.401%, due 3/6/35 (f)	270,000	293,560
Lloyds Banking Group plc (United Kingdom)
4.582%, due 12/10/25	508,000	506,206
4.65%, due 3/24/26	1,075,000	1,072,868
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	365,000	368,637
Macquarie Group Ltd.
2.871%, due 1/14/33 (Australia) (a)(f)	820,000	712,246
Mizuho Financial Group, Inc.
5.579% (1 Year Treasury Constant Maturity Rate + 1.30%), due 5/26/35 (Japan) (b)	310,000	327,143
Morgan Stanley (f)
2.484%, due 9/16/36	885,000	740,522
2.511%, due 10/20/32	645,000	563,018
NatWest Group plc
5.778% (1 Year Treasury Constant Maturity Rate + 1.50%), due 3/1/35 (United Kingdom) (b)	355,000	377,513
Nordea Bank Abp
6.30% (5 Year Treasury Constant Maturity Rate + 2.66%), due 9/25/31 (Finland) (a)(b)(g)	425,000	421,214
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (f)	340,000	356,039
Societe Generale SA (France) (a)(b)(g)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	395,000	369,883
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	810,000	694,551
Standard Chartered plc
1.822% (1 Year Treasury Constant Maturity Rate + 0.95%), due 11/23/25 (United Kingdom) (a)(b)	550,000	547,218
Truist Financial Corp.
5.153%, due 8/5/32 (f)	540,000	553,076
UBS Group AG (Switzerland) (a)
3.091%, due 5/14/32 (f)	500,000	450,877
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(g)	1,005,000	875,045
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	160,000	161,022
6.442%, due 8/11/28 (f)	245,000	257,741
Wells Fargo & Co. (f)
3.35%, due 3/2/33	390,000	356,528
5.499%, due 1/23/35	610,000	639,456
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (Australia) (b)	533,000	462,588
		25,381,851
Biotechnology 0.1%
Amgen, Inc.
5.75%, due 3/2/63	250,000	263,882

	Principal Amount	Value
Corporate Bonds
Chemicals 0.4%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (Brazil) (a)	$ 745,000	$ 702,600
Huntsman International LLC
4.50%, due 5/1/29	731,000	717,618
Sasol Financing USA LLC
8.75%, due 5/3/29 (South Africa) (a)	650,000	687,441
		2,107,659
Commercial Services 0.1%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (United Kingdom) (a)	380,000	370,135
Computers 0.3%
Dell International LLC
3.375%, due 12/15/41	885,000	695,103
5.30%, due 10/1/29	318,000	331,220
8.10%, due 7/15/36	527,000	656,423
		1,682,746
Diversified Financial Services 1.4%
AerCap Ireland Capital DAC
2.45%, due 10/29/26 (Ireland)	665,000	638,598
Air Lease Corp.
2.30%, due 2/1/25	820,000	811,873
Ally Financial, Inc.
6.992%, due 6/13/29 (f)	265,000	280,135
8.00%, due 11/1/31	640,000	724,555
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	520,000	500,965
Avolon Holdings Funding Ltd. (Ireland) (a)
2.125%, due 2/21/26	645,000	620,516
2.875%, due 2/15/25	1,040,000	1,029,135
Banco BTG Pactual SA
2.75%, due 1/11/26 (Brazil) (a)	505,000	489,614
Capital One Financial Corp. (f)
6.051%, due 2/1/35 (e)	205,000	217,063
6.312%, due 6/8/29	515,000	542,473
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	360,000	385,377
Nomura Holdings, Inc.
5.099%, due 7/3/25 (Japan)	770,000	771,257
OneMain Finance Corp.
3.50%, due 1/15/27	375,000	358,433
7.50%, due 5/15/31	415,000	427,189
		7,797,183

	Principal Amount	Value
Corporate Bonds
Electric 1.3%
AEP Texas, Inc.
4.70%, due 5/15/32	$ 475,000	$ 476,690
Alabama Power Co.
3.00%, due 3/15/52	335,000	235,247
Arizona Public Service Co.
2.20%, due 12/15/31	750,000	634,972
Calpine Corp.
5.125%, due 3/15/28 (a)	290,000	285,967
Duke Energy Ohio, Inc.
4.30%, due 2/1/49	565,000	488,764
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	865,000	845,085
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (Colombia) (a)	425,000	366,145
Evergy Metro, Inc.
5.40%, due 4/1/34	470,000	491,192
Eversource Energy
5.95%, due 7/15/34	535,000	575,006
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	700,000	612,902
Nevada Power Co.
Series GG
5.90%, due 5/1/53	230,000	249,406
Ohio Power Co.
Series R
2.90%, due 10/1/51	420,000	276,052
Public Service Co. of Oklahoma
5.25%, due 1/15/33	200,000	205,915
Southern California Edison Co.
4.00%, due 4/1/47	520,000	434,654
5.70%, due 3/1/53	165,000	174,105
Virginia Electric and Power Co.
2.95%, due 11/15/51	435,000	296,087
5.45%, due 4/1/53	225,000	233,186
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	300,000	315,578
		7,196,953
Engineering & Construction 0.0% ‡
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	215,000	199,854
Entertainment 0.0% ‡
Warnermedia Holdings, Inc.
4.279%, due 3/15/32 (e)	200,000	177,667

	Principal Amount	Value
Corporate Bonds
Food 0.3%
JBS USA Holding LUX SARL
5.75%, due 4/1/33	$ 589,000	$ 610,251
Minerva Luxembourg SA
8.875%, due 9/13/33 (Brazil) (a)	630,000	686,929
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	500,000	491,700
		1,788,880
Forest Products & Paper 0.1%
Suzano Austria GmbH
3.75%, due 1/15/31 (Brazil)	625,000	575,944
Gas 0.3%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	425,000	462,780
National Fuel Gas Co.
2.95%, due 3/1/31	450,000	397,192
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	325,000	280,147
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	830,000	573,537
		1,713,656
Healthcare-Services 0.1%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)(e)	330,000	340,390
Insurance 0.3%
Athene Holding Ltd.
6.25%, due 4/1/54 (e)	320,000	341,135
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	425,000	422,827
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	950,000	947,877
		1,711,839
Lodging 0.3%
Hilton Domestic Operating Co., Inc.
5.875%, due 4/1/29 (a)	550,000	563,885
Sands China Ltd.
5.125%, due 8/8/25 (Macao) (h)	460,000	459,004
Studio City Finance Ltd.
5.00%, due 1/15/29 (Macao) (a)	505,000	464,233
		1,487,122

	Principal Amount	Value
Corporate Bonds
Machinery—Construction & Mining 0.1%
Terex Corp.
6.25%, due 10/15/32 (a)	$ 425,000	$ 425,000
Mining 0.1%
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (Australia) (a)	365,000	380,074
Miscellaneous—Manufacturing 0.2%
Textron Financial Corp.
7.115% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	1,020,000	914,572
Oil & Gas 0.0% ‡
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (Russia) (a)(i)	325,000	209,625
Packaging & Containers 0.1%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	40,000	39,936
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	320,000	321,505
		361,441
Pharmaceuticals 0.2%
Teva Pharmaceutical Finance Netherlands III BV (Israel)
3.15%, due 10/1/26	360,000	346,034
4.75%, due 5/9/27	545,000	537,321
		883,355
Pipelines 1.0%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	670,000	556,223
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)	360,000	405,456
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	500,000	467,862
Energy Transfer LP
5.35%, due 5/15/45	415,000	395,354
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	260,000	266,126
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	865,000	757,963
MPLX LP
2.65%, due 8/15/30	730,000	657,040
Targa Resources Corp.
4.20%, due 2/1/33	335,000	317,209
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	840,000	737,513

	Principal Amount	Value
Corporate Bonds
Pipelines
Venture Global LNG, Inc.
7.00%, due 1/15/30 (a)	$ 276,000	$ 281,966
Western Midstream Operating LP
5.25%, due 2/1/50 (h)	630,000	571,332
		5,414,044
Real Estate Investment Trusts 0.3%
GLP Capital LP
4.00%, due 1/15/30	810,000	773,431
Starwood Property Trust, Inc. (a)
3.75%, due 12/31/24	710,000	705,977
4.375%, due 1/15/27	415,000	404,411
		1,883,819
Retail 0.1%
AutoNation, Inc.
4.75%, due 6/1/30	308,000	306,547
Telecommunications 0.1%
AT&T, Inc.
3.50%, due 9/15/53	680,000	499,578
Transportation 0.0% ‡
Genesee & Wyoming, Inc.
6.25%, due 4/15/32 (a)	245,000	251,946
Water 0.0% ‡
Aegea Finance SARL
9.00%, due 1/20/31 (Brazil) (a)	210,000	227,286
Total Corporate Bonds (Cost $74,817,331)		71,794,083
Foreign Government Bonds 0.6%
Argentina 0.1%
Argentina Government Bond
4.125%, due 7/9/35 (h)	800,000	384,000
Chile 0.0% ‡
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	320,000	288,787
Colombia 0.1%
Colombia Government Bond
3.25%, due 4/22/32	725,000	584,107

	Principal Amount	Value
Foreign Government Bonds
Dominican Republic 0.1%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	$ 620,000	$ 589,463
Egypt 0.1%
Egypt Government Bond
7.625%, due 5/29/32 (a)	520,000	460,376
Israel 0.1%
Israel Government Bond
5.75%, due 3/12/54	585,000	556,253
Paraguay 0.1%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	685,000	702,275
Total Foreign Government Bonds (Cost $3,564,148)		3,565,261
Loan Assignments 0.1%
Diversified/Conglomerate Service 0.1%
TruGreen Ltd. Partnership
First Lien Term Loan B
8.845% (1 Month SOFR + 4.00%), due 11/2/27 (b)	309,706	298,866
Total Loan Assignments (Cost $308,342)		298,866
Mortgage-Backed Securities 14.1%
Agency (Collateralized Mortgage Obligations) 5.9%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	769,004	529,512
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(c)	1,178,192	50,852
REMIC, Series 5092, Class SH
(zero coupon) (SOFR 30A + 2.45%), due 2/25/51 (b)(c)	683,088	5,579
REMIC, Series 5187, Class SA
(zero coupon) (SOFR 30A + 1.80%), due 1/25/52 (b)(c)	896,522	1,936
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(c)	168,475	6,516
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	442,043	384,433
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	854,050	740,155
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	359,848	300,204

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 4993, Class KS
0.655% (SOFR 30A + 5.936%), due 7/25/50 (b)(c)	$ 1,441,654	$ 217,449
REMIC, Series 4994, Class TS
0.705% (SOFR 30A + 5.986%), due 7/25/50 (b)(c)	753,679	98,754
REMIC, Series 4831, Class SA
0.743% (SOFR 30A + 6.086%), due 10/15/48 (b)(c)	675,552	95,477
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	400,478	345,328
REMIC, Series 5136, Class ZJ
2.50%, due 8/25/51	441,254	280,904
REMIC, Series 5204, Class KA
3.00%, due 5/25/49	844,281	798,307
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (c)	799,599	141,893
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (c)	744,114	123,466
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (c)	530,102	90,617
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (c)	594,385	95,163
REMIC, Series 5160
3.00%, due 10/25/51 (c)	624,222	67,345
REMIC, Series 4710, Class WZ
3.50%, due 8/15/47	518,761	483,197
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	923,252	856,905
REMIC, Series 5040
3.50%, due 11/25/50 (c)	436,459	82,912
REMIC, Series 5268, Class B
4.50%, due 10/25/52	567,241	557,746
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	498,529	391,603
Series 311
(zero coupon), due 8/15/43	264,558	197,516
Series 402
(zero coupon), due 9/25/53	518,054	437,494
Series 311, Class S1
0.493% (SOFR 30A + 5.836%), due 8/15/43 (b)(c)	1,450,143	167,353
Series 389, Class C35
2.00%, due 6/15/52 (c)	1,258,194	158,499
FNMA
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(c)	543,519	420
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(c)	3,623,699	37,369

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	$ 424,450	$ 349,094
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	469,006	394,932
REMIC, Series 2022-10, Class SA
0.47% (SOFR 30A + 5.75%), due 2/25/52 (b)(c)	807,296	131,294
REMIC, Series 2021-40, Class SI
0.555% (SOFR 30A + 5.836%), due 9/25/47 (b)(c)	884,021	107,505
REMIC, Series 2016-57, Class SN
0.655% (SOFR 30A + 5.936%), due 6/25/46 (b)(c)	726,993	92,379
REMIC, Series 2020-70, Class SD
0.855% (SOFR 30A + 6.136%), due 10/25/50 (b)(c)	993,139	146,056
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (c)	1,375,640	222,241
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (c)	523,311	81,282
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (c)	354,334	49,031
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (c)	1,492,844	201,329
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (c)	232,770	30,329
REMIC, Series 2021-57, Class ZW
2.50%, due 7/25/51	457,880	289,135
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (c)	1,963,418	278,737
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (c)	1,363,625	230,032
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (c)	933,584	194,722
FNMA, Strips (c)
Series 426, Class C32
1.50%, due 2/25/52	2,180,636	211,023
Series 429, Class C5
3.00%, due 10/25/52	2,008,632	323,600
GNMA
REMIC, Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (b)(c)	401,904	3,175
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(c)	1,344,501	23,655
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(c)	2,262,618	29,624
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,088,118	744,692
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(c)	2,190,027	40,444

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-46, Class BS
(zero coupon) (1 Month SOFR + 2.686%), due 3/20/51 (b)(c)	$ 2,096,947	$ 26,987
REMIC, Series 2021-64, Class GS
(zero coupon) (SOFR 30A + 1.65%), due 4/20/51 (b)(c)	350,275	524
REMIC, Series 2021-64, Class SG
(zero coupon) (SOFR 30A + 1.60%), due 4/20/51 (b)(c)	788,120	1,141
REMIC, Series 2021-77, Class SN
(zero coupon) (1 Month SOFR + 2.486%), due 5/20/51 (b)(c)	2,962,480	27,402
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(c)	2,462,052	23,359
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(c)	6,941,061	128,112
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(c)	1,443,721	72,684
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(c)	2,980,118	91,205
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(c)	1,558,818	3,749
REMIC, Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(c)	2,265,996	22,607
REMIC, Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(c)	11,579,059	79,552
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(c)	1,151,619	31,440
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(c)	2,379,354	36,757
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(c)	5,994,685	156,513
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(c)	1,192,315	18,419
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	641,647	516,690
REMIC, Series 2023-53
(zero coupon), due 4/20/53	283,652	229,403
REMIC, Series 2023-114, Class MO
(zero coupon), due 8/20/53	313,035	272,952
REMIC, Series 2023-80, Class SA
0.36% (SOFR 30A + 5.25%), due 6/20/53 (b)(c)	2,683,438	147,214
REMIC, Series 2023-60, Class ES
0.509% (SOFR 30A + 11.20%), due 4/20/53 (b)	616,277	596,005
REMIC, Series 2019-115, Class SA
0.975% (1 Month SOFR + 5.936%), due 9/20/49 (b)(c)	1,028,760	137,565
REMIC, Series 2020-34, Class SC
0.975% (1 Month SOFR + 5.936%), due 3/20/50 (b)(c)	968,237	132,268
REMIC, Series 2023-47, Class KS
1.025% (1 Month SOFR + 5.986%), due 4/20/48 (b)(c)	2,767,972	365,187

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2020-146, Class SA
1.225% (1 Month SOFR + 6.186%), due 10/20/50 (b)(c)	$ 922,054	$ 141,569
REMIC, Series 2020-175, Class CS
1.225% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	981,175	141,608
REMIC, Series 2021-179, Class SA
1.225% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	1,354,825	207,137
REMIC, Series 2020-167, Class SN
1.225% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	461,556	74,301
REMIC, Series 2020-189, Class SU
1.225% (1 Month SOFR + 6.186%), due 12/20/50 (b)(c)	610,767	99,955
REMIC, Series 2021-46, Class QS
1.225% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	544,087	86,051
REMIC, Series 2021-57, Class SA
1.225% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	2,073,531	298,035
REMIC, Series 2021-57, Class SD
1.225% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	3,511,673	521,623
REMIC, Series 2021-46, Class TS
1.225% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	663,484	105,822
REMIC, Series 2021-96, Class SN
1.225% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	1,171,483	167,804
REMIC, Series 2021-122, Class HS
1.225% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	1,130,502	168,275
REMIC, Series 2022-137, Class S
1.225% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	1,214,640	178,643
REMIC, Series 2021-135, Class GS
1.225% (1 Month SOFR + 6.186%), due 8/20/51 (b)(c)	1,830,496	285,521
REMIC, Series 2021-96, Class JS
1.275% (1 Month SOFR + 6.236%), due 6/20/51 (b)(c)	965,081	152,147
REMIC, Series 2023-86, Class SE
1.305% (SOFR 30A + 6.65%), due 9/20/50 (b)(c)	814,119	132,503
REMIC, Series 2023-66, Class MP
1.609% (SOFR 30A + 12.30%), due 5/20/53 (b)	657,723	644,425
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (c)	316,561	31,655
REMIC, Series 2020-188
2.00%, due 12/20/50 (c)	1,447,009	162,238
REMIC, Series 2020-185, Class BI
2.00%, due 12/20/50 (c)	688,857	75,528
REMIC, Series 2021-30, Class HI
2.00%, due 2/20/51 (c)	2,017,358	204,036
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (c)	1,005,578	117,566
REMIC, Series 2021-97, Class IN
2.50%, due 8/20/49 (c)	1,952,176	187,666
REMIC, Series 2022-1, Class IA
2.50%, due 6/20/50 (c)	242,267	31,741

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2020-122, Class IW
2.50%, due 7/20/50 (c)	$ 857,388	$ 111,296
REMIC, Series 2020-151, Class TI
2.50%, due 10/20/50 (c)	811,441	113,312
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (c)	1,993,318	270,057
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (c)	557,710	70,133
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	923,508	783,348
REMIC, Series 2021-140, Class GF
2.50% (1 Month SOFR + 0.764%), due 8/20/51 (b)	489,614	417,093
REMIC, Series 2021-188
2.50%, due 10/20/51 (c)	1,609,361	267,332
REMIC, Series 2022-83
2.50%, due 11/20/51 (c)	1,263,094	177,964
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (c)	1,258,556	204,342
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (c)	1,308,488	209,256
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (c)	164,523	25,594
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (c)	763,303	123,514
REMIC, Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	1,466,403	1,290,214
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (c)	604,011	108,257
REMIC, Series 2022-207
3.00%, due 8/20/51 (c)	794,231	127,102
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (c)	1,924,891	321,611
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (c)	1,602,459	240,372
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (c)	1,360,915	210,387
REMIC, Series 2023-19, Class CI
3.00%, due 11/20/51 (c)	1,204,798	191,691
REMIC, Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (b)	248,979	227,087
REMIC, Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	653,864	596,045
REMIC, Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	258,437	235,105
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	266,678	242,658

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (b)	$ 706,894	$ 646,333
REMIC, Series 2020-1, Class YF
3.50% (1 Month SOFR + 0.784%), due 1/20/50 (b)	488,301	439,172
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (c)	1,661,954	292,156
REMIC, Series 2023-1, Class HD
3.50%, due 1/20/52	472,915	435,391
REMIC, Series 2019-106, Class FA
4.00% (1 Month SOFR + 0.714%), due 8/20/49 (b)	264,850	247,149
REMIC, Series 2022-69, Class FA
4.50% (SOFR 30A + 0.75%), due 4/20/52 (b)	235,784	223,627
REMIC, Series 2023-81, Class LA
5.00%, due 6/20/52	304,432	304,912
REMIC, Series 2023-38, Class WT
6.651%, due 12/20/51 (j)	287,572	310,288
REMIC, Series 2023-59, Class YC
6.955%, due 9/20/51 (j)	638,492	704,453
REMIC, Series 2023-55, Class CG
7.506%, due 7/20/51 (j)	490,422	556,936
REMIC, Series 2023-55, Class LB
7.822%, due 11/20/51 (j)	463,728	539,510
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2020-01, Class M10
9.145% (SOFR 30A + 3.864%), due 3/25/50	585,196	591,812
Series 2023-01, Class M10
11.78% (SOFR 30A + 6.50%), due 11/25/53	880,000	985,212
		32,093,520
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.6%
Alen Mortgage Trust
Series 2021-ACEN, Class A
6.361% (1 Month SOFR + 1.264%), due 4/15/34 (a)(b)	480,000	434,400
BANK
Series 2019-BN19, Class C
4.162%, due 8/15/61 (d)	685,000	547,470
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (j)	520,000	442,000
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
5.314% (1 Month SOFR + 0.459%), due 12/25/36 (a)(b)	18,203	17,562
BBCMS Mortgage Trust (a)
Series 2022-C16, Class D
2.50%, due 6/15/55 (j)	575,000	352,154
Series 2018-TALL, Class C
6.415% (1 Month SOFR + 1.318%), due 3/15/37 (b)	905,000	796,400

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BBCMS Mortgage Trust (a)
Series 2018-TALL, Class D
6.743% (1 Month SOFR + 1.646%), due 3/15/37 (b)	$ 1,090,000	$ 931,950
Benchmark Mortgage Trust (d)
Series 2018-B6, Class D
3.243%, due 10/10/51 (a)	425,000	316,148
Series 2019-B15, Class C
3.836%, due 12/15/72	590,000	462,808
Series 2019-B14, Class C
3.897%, due 12/15/62	790,000	606,487
Series 2018-B1, Class C
4.317%, due 1/15/51	700,000	581,662
Series 2018-B3, Class C
4.665%, due 4/10/51	635,000	531,391
BWAY Mortgage Trust
Series 2013-1515, Class B
3.473%, due 3/10/33 (a)	565,000	528,996
BX Commercial Mortgage Trust
Series 2022-CSMO, Class D
9.434% (1 Month SOFR + 4.337%), due 6/15/27 (a)(b)	350,000	351,969
CFCRE Commercial Mortgage Trust (a)(d)
Series 2016-C3, Class D
3.052%, due 1/10/48	365,000	325,020
Series 2011-C2, Class E
5.08%, due 12/15/47	245,000	210,933
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.307%, due 3/10/51 (a)(d)	605,000	429,233
Series 2016-C2, Class C
4.031%, due 8/10/49 (j)	365,000	342,532
Series 2014-GC25, Class B
4.345%, due 10/10/47 (j)	600,000	591,787
Commercial Mortgage Trust (d)
Series 2014-CR15, Class D
4.104%, due 2/10/47 (a)	640,000	575,746
Series 2014-CR17, Class C
4.941%, due 5/10/47	330,000	301,241
Series 2012-LC4, Class C
5.479%, due 12/10/44	380,000	337,973
CONE Trust
Series 2024-DFW1, Class E
8.985% (1 Month SOFR + 3.888%), due 8/15/41 (a)(b)	275,000	274,541
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
5.082%, due 1/15/49 (a)(d)	675,000	517,980
DROP Mortgage Trust
Series 2021-FILE, Class A
6.361% (1 Month SOFR + 1.264%), due 10/15/43 (a)(b)	430,000	407,156

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2023-194, Class CI
0.876%, due 10/16/65 (c)(d)	$ 2,259,206	$ 158,158
REMIC, Series 2021-164
0.949%, due 10/16/63 (c)(d)	1,881,134	138,506
REMIC, Series 2023-159, Class CI
0.956%, due 7/16/65 (c)(j)	2,977,663	232,519
REMIC, Series 2020-168, Class IA
0.979%, due 12/16/62 (c)(d)	1,424,984	103,797
REMIC, Series 2021-47
0.992%, due 3/16/61 (c)(d)	3,317,702	227,011
REMIC, Series 2022-185, Class DI
1.023%, due 10/16/65 (c)(d)	1,270,345	94,824
REMIC, Series 2023-172
1.386%, due 2/16/66 (c)(d)	2,061,732	205,862
REMIC, Series 2022-164, Class A
2.20%, due 8/16/62	490,718	455,982
REMIC, Series 2024-29, Class B
2.50%, due 8/16/64 (j)	610,000	480,060
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)(d)
Series 2021-1MEM, Class C
2.742%, due 10/9/42	550,000	389,327
Series 2012-C6, Class E
5.129%, due 5/15/45	375,000	338,942
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	540,000	418,265
Morgan Stanley Capital I Trust
Series 2018-H3, Class D
3.00%, due 7/15/51 (a)	560,000	461,306
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class B10
10.895% (SOFR 30A + 5.614%), due 10/25/49	545,000	554,749
Series 2020-01, Class CE
12.895% (SOFR 30A + 7.614%), due 3/25/50	520,000	531,648
ORL Trust (a)(b)
Series 2023-GLKS, Class C
8.747% (1 Month SOFR + 3.651%), due 10/19/36	395,000	396,234
Series 2023-GLKS, Class D
9.398% (1 Month SOFR + 4.301%), due 10/19/36	320,000	321,100
TX Trust
Series 2024-HOU, Class E
9.484% (1 Month SOFR + 4.387%), due 6/15/39 (a)(b)	375,000	371,974
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	385,000	292,490
Series 2018-C9, Class C
5.111%, due 3/15/51 (d)	480,000	368,608

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Wells Fargo Commercial Mortgage Trust (a)
Series 2018-C43, Class D
3.00%, due 3/15/51	$ 135,000	$ 108,557
Series 2017-C39, Class D
4.508%, due 9/15/50 (d)	285,000	229,040
Series 2022-ONL, Class E
5.092%, due 12/15/39 (d)	535,000	456,845
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class D
4.198%, due 3/15/45 (a)(d)	540,000	433,002
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.633%, due 6/5/35 (a)(d)	600,000	512,991
		19,497,336
Whole Loan (Collateralized Mortgage Obligations) 4.6%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(c)(j)	17,156,740	205,081
Connecticut Avenue Securities Trust (a)(b)
Series 2024-R03, Class 2M2
7.213% (SOFR 30A + 1.95%), due 3/25/44	295,000	297,153
Series 2020-SBT1, Class 1M2
9.045% (SOFR 30A + 3.764%), due 2/25/40	355,000	375,343
Series 2022-R01, Class 1B2
11.28% (SOFR 30A + 6.00%), due 12/25/41	940,000	987,274
Series 2020-SBT1, Class 1B1
12.145% (SOFR 30A + 6.864%), due 2/25/40	200,000	216,542
Series 2019-HRP1, Class B1
14.645% (SOFR 30A + 9.364%), due 11/25/39	1,000,000	1,112,240
Series 2022-R03, Class 1B2
15.13% (SOFR 30A + 9.85%), due 3/25/42	270,000	306,112
CSMC Trust
Series 2021-NQM2, Class A1
1.179%, due 2/25/66 (a)(j)	391,589	349,527
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA1, Class B1
8.28% (SOFR 30A + 3.00%), due 8/25/33	990,000	1,091,953
Series 2020-DNA6, Class B1
8.28% (SOFR 30A + 3.00%), due 12/25/50	300,000	324,142
Series 2021-DNA5, Class B1
8.33% (SOFR 30A + 3.05%), due 1/25/34	1,115,000	1,196,540
Series 2021-HQA2, Class B1
8.43% (SOFR 30A + 3.15%), due 12/25/33	535,000	591,175
Series 2020-HQA5, Class B1
9.28% (SOFR 30A + 4.00%), due 11/25/50	1,080,000	1,218,204
Series 2021-DNA1, Class B2
10.03% (SOFR 30A + 4.75%), due 1/25/51	1,120,000	1,201,046

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2020-DNA2, Class B2
10.195% (SOFR 30A + 4.914%), due 2/25/50	$ 850,000	$ 913,900
Series 2021-HQA1, Class B2
10.28% (SOFR 30A + 5.00%), due 8/25/33	760,700	833,395
Series 2020-HQA1, Class B2
10.495% (SOFR 30A + 5.214%), due 1/25/50	955,000	1,041,408
Series 2022-HQA3, Class M2
10.63% (SOFR 30A + 5.35%), due 8/25/42	880,000	958,443
Series 2021-HQA2, Class B2
10.73% (SOFR 30A + 5.45%), due 12/25/33	615,000	690,048
Series 2021-DNA5, Class B2
10.78% (SOFR 30A + 5.50%), due 1/25/34	450,000	505,140
Series 2023-HQA1, Class M2
10.78% (SOFR 30A + 5.50%), due 5/25/43	390,000	431,481
Series 2022-HQA2, Class M2
11.28% (SOFR 30A + 6.00%), due 7/25/42	750,000	828,743
Series 2021-HQA3, Class B2
11.53% (SOFR 30A + 6.25%), due 9/25/41	880,000	921,585
Series 2021-HQA4, Class B2
12.28% (SOFR 30A + 7.00%), due 12/25/41	340,000	364,512
Series 2022-HQA1, Class B1
12.28% (SOFR 30A + 7.00%), due 3/25/42	670,000	740,130
Series 2022-DNA1, Class B2
12.38% (SOFR 30A + 7.10%), due 1/25/42	655,000	698,394
FHLMC STACR Securitized Participation Interests Trust
Series 2018-SPI3, Class B
4.149%, due 8/25/48 (a)(j)	832,800	628,336
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
10.195% (SOFR 30A + 4.914%), due 9/25/47	700,000	740,070
REMIC, Series 2019-FTR2, Class B2
12.795% (SOFR 30A + 7.514%), due 11/25/48	375,000	429,516
REMIC, Series 2019-HQA3, Class B2
12.895% (SOFR 30A + 7.614%), due 9/25/49	450,000	508,009
REMIC, Series 2019-FTR1, Class B2
13.745% (SOFR 30A + 8.464%), due 1/25/48	570,000	677,484
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(j)	386,261	320,472
Mill City Mortgage Loan Trust (a)(j)
Series 2018-4, Class B4
3.07%, due 4/25/66	559,347	364,929
Series 2018-3, Class B4
3.696%, due 8/25/58	349,255	205,566
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(j)	1,077,364	909,351

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.165%, due 6/25/51 (a)(c)(d)	$ 13,956,896	$ 132,275
STACR Trust (a)(b)
Series 2018-HRP2, Class B2
15.895% (SOFR 30A + 10.614%), due 2/25/47	830,000	1,007,451
Series 2018-HRP1, Class B2
17.145% (SOFR 30A + 11.864%), due 5/25/43	531,240	646,253
Towd Point Mortgage Trust
Series 2017-4, Class B5
3.638%, due 6/25/57 (a)(j)	452,415	293,824
		25,263,047
Total Mortgage-Backed Securities (Cost $73,847,560)		76,853,903
U.S. Government & Federal Agencies 5.8%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.2%
FHLMC Gold Pools, 30 Year
3.50%, due 1/1/48	475,087	448,816
UMBS Pool, 30 Year
3.00%, due 6/1/52	2,038,996	1,832,922
3.50%, due 7/1/50	434,666	409,349
4.00%, due 3/1/53	1,146,273	1,102,401
4.50%, due 10/1/52	184,995	181,853
5.00%, due 3/1/54	391,133	390,884
5.50%, due 7/1/53	278,190	281,385
5.50%, due 3/1/54	645,497	656,411
6.00%, due 10/1/53	788,830	812,570
6.00%, due 10/1/53	543,486	560,831
6.00%, due 11/1/53	47,041	48,691
		6,726,113
Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.1%
FNMA, Other
6.00%, due 4/1/37	3,153	3,237
UMBS, 30 Year
2.00%, due 10/1/50	2,300,885	1,911,952
2.00%, due 3/1/52	1,521,863	1,260,249
2.00%, due 3/1/52	662,557	548,485
2.50%, due 11/1/51	5,643,095	4,916,661
4.00%, due 8/1/48	212,146	206,349
4.00%, due 2/1/49	93,417	90,750
4.00%, due 6/1/52	308,632	296,373
4.00%, due 6/1/52	529,528	509,314
4.50%, due 1/1/54	1,425,533	1,401,911
5.00%, due 11/1/52	2,104,592	2,108,841
5.50%, due 2/1/53	176,869	178,979

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
5.50%, due 8/1/53	$ 476,914	$ 485,712
5.50%, due 4/1/54	659,962	670,791
6.00%, due 9/1/53	499,130	515,516
6.00%, due 9/1/53	1,292,394	1,321,135
6.00%, due 11/1/53	48,601	50,246
6.50%, due 12/1/53	66,326	68,738
		16,545,239
Government National Mortgage Association (Mortgage Pass-Through Security) 0.4%
GNMA II, Single Family, 30 Year
3.00%, due 10/20/51	2,508,848	2,289,163
United States Treasury Bonds 0.8%
U.S. Treasury Bonds
4.125%, due 8/15/44	3,895,000	3,864,570
4.25%, due 8/15/54	415,000	423,754
		4,288,324
United States Treasury Notes 0.3%
U.S. Treasury Notes
3.875%, due 8/15/34	190,000	191,336
4.00%, due 7/31/29	1,170,000	1,192,212
4.125%, due 7/31/31	270,000	277,551
		1,661,099
Total U.S. Government & Federal Agencies (Cost $30,682,454)		31,509,938
Total Long-Term Bonds (Cost $197,750,772)		198,432,521

	Shares

Common Stocks 58.9%
Aerospace & Defense 2.0%
BAE Systems plc (United Kingdom)	172,850	2,859,761
General Dynamics Corp.	6,548	1,978,806
Lockheed Martin Corp.	5,067	2,961,965
RTX Corp.	23,351	2,829,207
		10,629,739
Air Freight & Logistics 0.9%
Deutsche Post AG (Germany)	60,049	2,675,747
United Parcel Service, Inc., Class B	18,275	2,491,614
		5,167,361
Automobile Components 0.3%
Cie Generale des Etablissements Michelin SCA (France)	46,248	1,876,996

	Shares	Value
Common Stocks
Automobiles 0.3%
Toyota Motor Corp. (Japan)	98,000	$ 1,733,623
Banks 3.9%
Bank of America Corp.	86,133	3,417,757
BAWAG Group AG (Austria) (a)	28,151	2,179,439
Columbia Banking System, Inc.	78,886	2,059,713
JPMorgan Chase & Co.	19,182	4,044,716
PNC Financial Services Group, Inc. (The)	11,129	2,057,196
Regions Financial Corp.	80,629	1,881,075
Royal Bank of Canada (Canada)	15,058	1,879,397
Truist Financial Corp.	44,190	1,890,006
U.S. Bancorp	44,764	2,047,058
		21,456,357
Beverages 1.8%
Coca-Cola Co. (The)	37,705	2,709,481
Coca-Cola Europacific Partners plc (United Kingdom)	66,022	5,199,233
PepsiCo, Inc.	9,894	1,682,475
		9,591,189
Biotechnology 0.9%
AbbVie, Inc.	24,069	4,753,146
Capital Markets 1.2%
BlackRock, Inc.	1,915	1,818,311
Lazard, Inc.	50,092	2,523,635
Schroders plc (United Kingdom)	450,762	2,104,441
		6,446,387
Chemicals 1.9%
Dow, Inc.	46,631	2,547,452
Linde plc	5,805	2,768,172
LyondellBasell Industries NV, Class A	27,387	2,626,413
Nutrien Ltd. (Canada)	45,907	2,206,291
		10,148,328
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (e)	6	27
Communications Equipment 0.9%
Cisco Systems, Inc.	87,048	4,632,695
Construction & Engineering 0.3%
Vinci SA (France)	16,063	1,876,561
Consumer Staples Distribution & Retail 0.8%
Walmart, Inc.	53,230	4,298,323

	Shares	Value
Common Stocks
Diversified Telecommunication Services 2.7%
AT&T, Inc.	102,978	$ 2,265,494
BCE, Inc. (Canada) (e)	56,670	1,970,219
Deutsche Telekom AG (Registered) (Germany)	152,365	4,475,879
Orange SA (France)	213,374	2,442,865
TELUS Corp. (Canada)	105,635	1,772,234
Verizon Communications, Inc.	40,370	1,813,017
		14,739,708
Electric Utilities 2.3%
American Electric Power Co., Inc.	23,023	2,362,160
Duke Energy Corp.	16,558	1,909,137
Entergy Corp.	15,226	2,003,894
NextEra Energy, Inc.	51,157	4,324,301
Pinnacle West Capital Corp.	21,094	1,868,718
		12,468,210
Electrical Equipment 0.9%
Eaton Corp. plc	7,203	2,387,362
Emerson Electric Co.	23,489	2,568,992
		4,956,354
Food Products 0.8%
Mondelez International, Inc., Class A	36,310	2,674,957
Nestle SA (Registered)	17,455	1,752,203
		4,427,160
Gas Utilities 0.4%
Snam SpA (Italy)	385,139	1,959,668
Health Care Equipment & Supplies 0.6%
Medtronic plc	33,539	3,019,516
Health Care Providers & Services 0.7%
CVS Health Corp.	30,106	1,893,065
UnitedHealth Group, Inc.	3,434	2,007,791
		3,900,856
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp.	8,140	2,478,712
Restaurant Brands International, Inc. (Canada)	57,618	4,155,410
Vail Resorts, Inc.	10,377	1,808,607
		8,442,729
Household Durables 0.4%
Garmin Ltd.	13,789	2,427,278
Industrial Conglomerates 0.8%
Honeywell International, Inc.	8,702	1,798,791

	Shares	Value
Common Stocks
Industrial Conglomerates
Siemens AG (Registered) (Germany)	12,236	$ 2,469,942
		4,268,733
Industrial REITs 0.3%
Segro plc (United Kingdom)	147,143	1,719,358
Insurance 3.5%
AIA Group Ltd. (Hong Kong)	236,400	2,118,032
Allianz SE (Registered) (Germany)	6,375	2,093,418
AXA SA (France)	64,565	2,481,689
Manulife Financial Corp. (Canada)	130,699	3,862,649
MetLife, Inc.	51,696	4,263,886
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	4,592	2,526,656
Travelers Cos., Inc. (The)	7,499	1,755,666
		19,101,996
Interactive Media & Services 0.5%
Meta Platforms, Inc., Class A	4,400	2,518,736
IT Services 1.3%
International Business Machines Corp.	31,381	6,937,711
Leisure Products 0.5%
Hasbro, Inc.	34,951	2,527,656
Machinery 0.7%
Cummins, Inc.	12,309	3,985,531
Media 0.4%
Omnicom Group, Inc.	22,839	2,361,324
Multi-Utilities 0.7%
NiSource, Inc.	61,042	2,115,106
WEC Energy Group, Inc.	19,907	1,914,655
		4,029,761
Oil, Gas & Consumable Fuels 2.2%
Chevron Corp.	11,403	1,679,320
Enterprise Products Partners LP	69,368	2,019,303
MPLX LP	43,726	1,944,058
TotalEnergies SE (France)	62,428	4,065,266
Williams Cos., Inc. (The)	47,845	2,184,124
		11,892,071
Personal Care Products 0.4%
Unilever plc (United Kingdom)	29,888	1,933,604

	Shares	Value
Common Stocks
Pharmaceuticals 5.6%
Astellas Pharma, Inc. (Japan)	160,200	$ 1,835,793
AstraZeneca plc, Sponsored ADR (United Kingdom)	45,829	3,570,537
Bristol-Myers Squibb Co.	39,397	2,038,401
Eli Lilly & Co.	4,567	4,046,088
GSK plc	85,934	1,742,299
Johnson & Johnson	11,400	1,847,484
Merck & Co., Inc.	24,263	2,755,306
Novartis AG (Registered) (Switzerland)	37,871	4,347,100
Pfizer, Inc.	72,298	2,092,304
Roche Holding AG	6,421	2,052,960
Sanofi SA (France)	36,380	4,167,079
		30,495,351
Professional Services 0.3%
Paychex, Inc.	13,083	1,755,608
Retail REITs 0.4%
Realty Income Corp.	34,502	2,188,117
Semiconductors & Semiconductor Equipment 4.8%
Analog Devices, Inc.	25,678	5,910,305
Broadcom, Inc.	41,692	7,191,870
KLA Corp.	4,878	3,777,572
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	30,112	5,229,551
Texas Instruments, Inc.	20,291	4,191,512
		26,300,810
Software 1.9%
Microsoft Corp.	16,454	7,080,156
Salesforce, Inc.	11,986	3,280,688
		10,360,844
Specialized REITs 1.7%
Iron Mountain, Inc.	51,551	6,125,806
VICI Properties, Inc.	94,191	3,137,502
		9,263,308
Specialty Retail 0.9%
Best Buy Co., Inc.	21,538	2,224,875
Home Depot, Inc. (The)	6,953	2,817,356
		5,042,231
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	22,608	5,267,664
Dell Technologies, Inc., Class C	28,775	3,410,988
Hewlett Packard Enterprise Co.	163,376	3,342,673
NetApp, Inc.	27,047	3,340,575

	Shares	Value
Common Stocks
Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	2,244	$ 2,623,236
		17,985,136
Tobacco 1.6%
British American Tobacco plc (United Kingdom)	50,718	1,847,074
Imperial Brands plc (United Kingdom)	96,167	2,793,836
Philip Morris International, Inc.	35,189	4,271,945
		8,912,855
Trading Companies & Distributors 0.5%
MSC Industrial Direct Co., Inc., Class A	33,968	2,923,286
Water Utilities 0.3%
Essential Utilities, Inc.	45,577	1,757,905
Wireless Telecommunication Services 0.7%
Rogers Communications, Inc., Class B (Canada) (e)	45,059	1,811,755
SK Telecom Co. Ltd. (Republic of Korea)	46,108	1,970,970
		3,782,725
Total Common Stocks (Cost $249,940,457)		320,996,868
Short-Term Investments 3.3%
Affiliated Investment Company 1.6%
NYLI U.S. Government Liquidity Fund, 4.88% (k)	8,797,819	8,797,819
Unaffiliated Investment Company 0.7%
Invesco Government & Agency Portfolio, 4.917% (k)(l)	3,554,656	3,554,656

	Principal Amount

U.S. Treasury Debt 1.0%
U.S. Treasury Bills (m)
4.92%, due 10/17/24	$ 2,050,000	2,045,715
4.99%, due 12/24/24	1,750,000	1,731,596
5.05%, due 11/29/24	1,725,000	1,711,737
Total U.S. Treasury Debt (Cost $5,486,401)		5,489,048
Total Short-Term Investments (Cost $17,838,877)		17,841,523
Total Investments (Cost $465,530,106)	98.6%	537,270,912
Other Assets, Less Liabilities	1.4	7,426,741
Net Assets	100.0%	$ 544,697,653

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2024.
(c)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(d)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2024.
(e)	All or a portion of this security was held on loan. As of September 30, 2024, the aggregate market value of securities on loan was $5,799,923; the total market value of collateral held by the Portfolio was $6,183,951. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,629,295. The Portfolio received cash collateral with a value of $3,554,656.
(f)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2024.
(g)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Step coupon—Rate shown was the rate in effect as of September 30, 2024.
(i)	Illiquid security—As of September 30, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $209,625, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2024.
(k)	Current yield as of September 30, 2024.
(l)	Represents a security purchased with cash collateral received for securities on loan.
(m)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 12,142	$ 116,591	$ (119,935)	$ —	$ —	$ 8,798	$ 312	$ —	8,798
Foreign Currency Forward Contracts
As of September 30, 2024, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,875,000	USD	6,488,505	JPMorgan Chase Bank N.A.	11/1/24	$ 342,112
EUR	3,515,853	USD	3,834,293	JPMorgan Chase Bank N.A.	11/1/24	84,762
GBP	133,000	USD	171,102	JPMorgan Chase Bank N.A.	11/1/24	6,709
JPY	1,896,682,000	USD	12,534,949	JPMorgan Chase Bank N.A.	11/1/24	722,836
USD	14,195,399	JPY	2,010,929,000	JPMorgan Chase Bank N.A.	11/1/24	139,028
Total Unrealized Appreciation						$ 1,295,447

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts
As of September 30, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Russell 2000 E-Mini Index	65	December 2024	$ 7,170,605	$ 7,309,900	$ 139,295
S&P 500 E-Mini Index	80	December 2024	22,762,560	23,257,000	494,440
S&P Midcap 400 E-Mini Index	57	December 2024	17,479,737	17,947,020	467,283
U.S. Treasury 2 Year Notes	12	December 2024	2,493,245	2,498,906	5,661
U.S. Treasury 5 Year Notes	106	December 2024	11,649,706	11,647,578	(2,128)
U.S. Treasury 10 Year Notes	51	December 2024	5,834,837	5,828,344	(6,493)
U.S. Treasury 10 Year Ultra Bonds	38	December 2024	4,489,273	4,495,281	6,008
U.S. Treasury Long Bonds	57	December 2024	7,116,980	7,078,688	(38,292)
U.S. Treasury Ultra Bonds	93	December 2024	12,455,902	12,377,719	(78,183)
Yen Denominated Nikkei 225 Index	247	December 2024	30,126,156	32,751,452	2,625,296
Total Long Contracts					3,612,887
Short Contracts
Euro STOXX 50 Index	(148)	December 2024	(8,007,386)	(8,286,734)	(279,348)
FTSE 100 Index	(71)	December 2024	(7,911,914)	(7,867,730)	44,184
Total Short Contracts					(235,164)
Net Unrealized Appreciation					$ 3,377,723

1.	As of September 30, 2024, cash in the amount of $7,372,836 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2024.
Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
CLO—Collateralized Loan Obligation
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
IO—Interest Only
JPY—Japanese Yen
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 14,410,470	$ —	$ 14,410,470
Corporate Bonds	—	71,794,083	—	71,794,083
Foreign Government Bonds	—	3,565,261	—	3,565,261
Loan Assignments	—	298,866	—	298,866
Mortgage-Backed Securities	—	76,853,903	—	76,853,903
U.S. Government & Federal Agencies	—	31,509,938	—	31,509,938
Total Long-Term Bonds	—	198,432,521	—	198,432,521
Common Stocks	320,996,868	—	—	320,996,868
Short-Term Investments
Affiliated Investment Company	8,797,819	—	—	8,797,819
Unaffiliated Investment Company	3,554,656	—	—	3,554,656
U.S. Treasury Debt	—	5,489,048	—	5,489,048
Total Short-Term Investments	12,352,475	5,489,048	—	17,841,523
Total Investments in Securities	333,349,343	203,921,569	—	537,270,912
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	1,295,447	—	1,295,447
Futures Contracts	3,782,167	—	—	3,782,167
Total Other Financial Instruments	3,782,167	1,295,447	—	5,077,614
Total Investments in Securities and Other Financial Instruments	$ 337,131,510	$ 205,217,016	$ —	$ 542,348,526
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (404,444)	$ —	$ —	$ (404,444)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Indexed Bond Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.8%
Corporate Bonds 24.9%
Aerospace & Defense 0.7%
Boeing Co. (The)
3.25%, due 3/1/28	$ 585,000	$ 551,590
5.15%, due 5/1/30	250,000	250,601
General Electric Co.
4.125%, due 10/9/42	99,000	87,910
Lockheed Martin Corp.
4.30%, due 6/15/62	135,000	119,231
Northrop Grumman Systems Corp.
7.75%, due 2/15/31	275,000	322,370
RTX Corp.
3.125%, due 7/1/50	105,000	75,216
3.50%, due 3/15/27	275,000	270,998
		1,677,916
Apparel 0.0% ‡
NIKE, Inc.
3.625%, due 5/1/43	95,000	81,095
Auto Manufacturers 0.2%
General Motors Co.
5.40%, due 4/1/48	81,000	74,452
General Motors Financial Co., Inc.
2.40%, due 10/15/28	250,000	228,701
3.10%, due 1/12/32	167,000	146,052
4.35%, due 1/17/27	130,000	129,717
		578,922
Banks 6.1%
Bank of America Corp.
2.972%, due 7/21/52 (a)	525,000	372,617
3.846% (5 Year Treasury Constant Maturity Rate + 2.00%), due 3/8/37 (b)	230,000	212,609
5.08%, due 1/20/27 (a)	3,040,000	3,064,711
Barclays plc
5.25%, due 8/17/45	270,000	273,653
Citigroup, Inc.
2.561%, due 5/1/32 (a)	260,000	228,520
4.45%, due 9/29/27	1,085,000	1,086,511
4.65%, due 7/30/45	180,000	171,223
Cooperatieve Rabobank UA
5.25%, due 5/24/41	215,000	227,100
Fifth Third Bancorp
4.337%, due 4/25/33 (a)	200,000	192,139
Goldman Sachs Group, Inc. (The)
2.64%, due 2/24/28 (a)	715,000	687,249
4.80%, due 7/8/44	420,000	410,011
HSBC Holdings plc (a)
7.336%, due 11/3/26	575,000	591,268

	Principal Amount	Value
Corporate Bonds
Banks
HSBC Holdings plc (a)
7.39%, due 11/3/28	$ 305,000	$ 330,193
JPMorgan Chase & Co. (a)
1.578%, due 4/22/27	870,000	833,433
4.26%, due 2/22/48	605,000	548,619
4.912%, due 7/25/33	305,000	311,521
Lloyds Banking Group plc
3.75%, due 1/11/27	1,265,000	1,251,026
Morgan Stanley
5.05%, due 1/28/27 (a)	75,000	75,700
5.948% (5 Year Treasury Constant Maturity Rate + 2.43%), due 1/19/38 (b)	55,000	57,658
6.296%, due 10/18/28 (a)	1,270,000	1,342,596
6.342%, due 10/18/33 (a)	375,000	417,013
State Street Corp.
5.82%, due 11/4/28 (a)	810,000	851,280
Wells Fargo & Co.
3.00%, due 4/22/26	525,000	515,763
4.75%, due 12/7/46	605,000	554,677
		14,607,090
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, due 1/23/49	525,000	565,953
Coca-Cola Co. (The)
2.60%, due 6/1/50	260,000	176,119
Constellation Brands, Inc.
3.60%, due 2/15/28	130,000	127,120
Keurig Dr Pepper, Inc.
4.985%, due 5/25/38	95,000	94,798
Molson Coors Beverage Co.
4.20%, due 7/15/46	95,000	81,957
PepsiCo, Inc.
3.625%, due 3/19/50	30,000	24,552
		1,070,499
Biotechnology 0.2%
Amgen, Inc.
3.375%, due 2/21/50	205,000	156,195
Gilead Sciences, Inc.
4.60%, due 9/1/35	215,000	215,537
		371,732
Building Materials 0.0% ‡
Johnson Controls International plc
6.00%, due 1/15/36	80,000	87,754

	Principal Amount	Value
Corporate Bonds
Chemicals 1.0%
Dow Chemical Co. (The)
2.10%, due 11/15/30	$ 145,000	$ 128,752
3.60%, due 11/15/50	65,000	48,971
DuPont de Nemours, Inc.
4.493%, due 11/15/25	470,000	469,170
Ecolab, Inc.
2.70%, due 11/1/26	275,000	267,982
LYB International Finance II BV
3.50%, due 3/2/27	275,000	269,500
LYB International Finance III LLC
3.625%, due 4/1/51	50,000	37,264
Mosaic Co. (The)
4.05%, due 11/15/27	505,000	500,144
Nutrien Ltd.
5.875%, due 12/1/36	275,000	294,583
Sherwin-Williams Co. (The)
3.95%, due 1/15/26	320,000	317,882
		2,334,248
Commercial Services 0.0% ‡
PayPal Holdings, Inc.
5.05%, due 6/1/52	95,000	94,756
Computers 0.7%
Apple, Inc.
4.50%, due 2/23/36	660,000	682,978
Dell International LLC
3.45%, due 12/15/51	95,000	69,605
5.25%, due 2/1/28	310,000	320,242
5.75%, due 2/1/33	180,000	193,178
HP, Inc.
6.00%, due 9/15/41	40,000	42,958
International Business Machines Corp.
3.50%, due 5/15/29	465,000	451,941
		1,760,902
Cosmetics & Personal Care 0.2%
Procter & Gamble Co. (The)
2.70%, due 2/2/26	275,000	270,730
Unilever Capital Corp.
3.10%, due 7/30/25	100,000	99,095
		369,825
Diversified Financial Services 0.3%
AerCap Ireland Capital DAC
3.85%, due 10/29/41	150,000	125,426
Capital One Financial Corp.
5.268%, due 5/10/33 (a)	155,000	156,470

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Nomura Holdings, Inc.
2.999%, due 1/22/32	$ 200,000	$ 176,076
Visa, Inc.
4.30%, due 12/14/45	210,000	195,660
		653,632
Electric 2.1%
AEP Texas, Inc.
5.25%, due 5/15/52	95,000	92,814
CenterPoint Energy Houston Electric LLC
Series AC
4.25%, due 2/1/49	315,000	277,141
Commonwealth Edison Co.
3.65%, due 6/15/46	195,000	158,597
Consolidated Edison Co. of New York, Inc.
Series 06-A
5.85%, due 3/15/36	410,000	445,206
DTE Electric Co.
3.375%, due 3/1/25	215,000	213,683
Duke Energy Carolinas LLC
3.875%, due 3/15/46	365,000	303,729
Duke Energy Corp.
4.50%, due 8/15/32	95,000	93,939
5.00%, due 8/15/52	95,000	89,952
Entergy Louisiana LLC
4.20%, due 4/1/50	365,000	309,413
Florida Power & Light Co.
3.80%, due 12/15/42	175,000	150,032
MidAmerican Energy Co.
3.95%, due 8/1/47	400,000	338,891
Ohio Power Co.
Series G
6.60%, due 2/15/33	200,000	220,159
PPL Electric Utilities Corp.
3.95%, due 6/1/47	130,000	111,010
Public Service Electric and Gas Co.
2.70%, due 5/1/50	235,000	158,144
Sempra
3.80%, due 2/1/38	275,000	239,856
Southern California Edison Co.
Series C
4.125%, due 3/1/48	275,000	232,251
Southern Co. (The)
4.40%, due 7/1/46	350,000	313,918
Virginia Electric and Power Co.
4.00%, due 1/15/43	410,000	352,060

	Principal Amount	Value
Corporate Bonds
Electric
Xcel Energy, Inc.
3.30%, due 6/1/25	$ 885,000	$ 875,186
		4,975,981
Entertainment 0.1%
Warnermedia Holdings, Inc.
5.141%, due 3/15/52	218,000	168,138
Environmental Control 0.3%
Republic Services, Inc.
3.20%, due 3/15/25	320,000	317,487
Waste Management, Inc.
3.15%, due 11/15/27	320,000	312,660
		630,147
Food 0.4%
General Mills, Inc.
4.20%, due 4/17/28	95,000	95,105
Kraft Heinz Foods Co.
4.375%, due 6/1/46	230,000	203,559
Kroger Co. (The)
2.20%, due 5/1/30	230,000	204,813
Sysco Corp.
3.25%, due 7/15/27	320,000	311,770
Tyson Foods, Inc.
5.10%, due 9/28/48	155,000	146,750
		961,997
Forest Products & Paper 0.2%
Suzano International Finance BV
5.50%, due 1/17/27	505,000	514,291
Gas 0.1%
NiSource, Inc.
3.49%, due 5/15/27	275,000	270,175
Healthcare-Products 0.4%
Abbott Laboratories
3.75%, due 11/30/26	185,000	184,879
4.90%, due 11/30/46	290,000	295,279
Boston Scientific Corp.
4.70%, due 3/1/49	80,000	76,180
Medtronic, Inc.
4.625%, due 3/15/45	209,000	200,715
Stryker Corp.
3.65%, due 3/7/28	275,000	271,064
		1,028,117

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 0.7%
Aetna, Inc.
6.625%, due 6/15/36	$ 275,000	$ 310,894
Cigna Group (The)
4.90%, due 12/15/48	185,000	174,228
Elevance Health, Inc.
4.375%, due 12/1/47	320,000	283,311
HCA, Inc.
3.625%, due 3/15/32	85,000	78,601
4.625%, due 3/15/52	170,000	147,547
Laboratory Corp. of America Holdings
3.60%, due 2/1/25	320,000	318,102
UnitedHealth Group, Inc.
4.25%, due 4/15/47	315,000	278,721
		1,591,404
Household Products & Wares 0.2%
Clorox Co. (The)
3.90%, due 5/15/28	275,000	272,486
Kimberly-Clark Corp.
2.75%, due 2/15/26	275,000	270,144
		542,630
Insurance 0.9%
Allstate Corp. (The)
5.35%, due 6/1/33	275,000	287,678
American International Group, Inc.
6.25%, due 5/1/36	350,000	389,828
Berkshire Hathaway Finance Corp.
4.30%, due 5/15/43	425,000	403,681
MetLife, Inc.
3.60%, due 11/13/25	815,000	809,066
Prudential Financial, Inc.
3.70%, due 3/13/51	135,000	106,837
3.935%, due 12/7/49	155,000	128,188
		2,125,278
Internet 0.3%
Alibaba Group Holding Ltd.
2.70%, due 2/9/41	200,000	147,960
Amazon.com, Inc.
3.875%, due 8/22/37	535,000	503,128
		651,088
Machinery—Construction & Mining 0.1%
Caterpillar, Inc.
5.30%, due 9/15/35	325,000	350,732

	Principal Amount	Value
Corporate Bonds
Machinery-Diversified 0.1%
Deere & Co.
3.90%, due 6/9/42	$ 180,000	$ 161,170
Media 0.7%
Charter Communications Operating LLC
4.908%, due 7/23/25	103,000	102,832
5.75%, due 4/1/48	420,000	366,777
Comcast Corp.
3.40%, due 7/15/46	795,000	615,201
Discovery Communications LLC
3.95%, due 3/20/28	121,000	115,251
Fox Corp.
5.576%, due 1/25/49	86,000	84,749
Paramount Global
4.95%, due 1/15/31	352,000	332,020
Walt Disney Co. (The)
3.60%, due 1/13/51	204,000	163,047
		1,779,877
Mining 0.1%
Barrick North America Finance LLC
5.70%, due 5/30/41	130,000	137,134
Newmont Corp.
2.25%, due 10/1/30	125,000	111,981
2.60%, due 7/15/32	105,000	93,095
		342,210
Miscellaneous—Manufacturing 0.2%
3M Co.
4.00%, due 9/14/48	135,000	119,920
Eaton Corp.
4.00%, due 11/2/32	275,000	270,455
Parker-Hannifin Corp.
4.20%, due 11/21/34	95,000	92,249
		482,624
Oil & Gas 0.8%
BP Capital Markets America, Inc.
3.001%, due 3/17/52	115,000	78,941
3.588%, due 4/14/27	315,000	311,450
Canadian Natural Resources Ltd.
6.25%, due 3/15/38	130,000	139,673
ConocoPhillips Co.
5.95%, due 3/15/46	200,000	218,777
EOG Resources, Inc.
3.90%, due 4/1/35	215,000	201,531
Exxon Mobil Corp.
4.114%, due 3/1/46	215,000	191,602

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Hess Corp.
7.125%, due 3/15/33	$ 130,000	$ 150,032
Phillips 66 Co.
4.68%, due 2/15/45	260,000	234,572
Shell International Finance BV
3.75%, due 9/12/46	325,000	266,592
		1,793,170
Oil & Gas Services 0.0% ‡
Halliburton Co.
3.80%, due 11/15/25	12,000	11,916
Pharmaceuticals 1.2%
AbbVie, Inc.
3.80%, due 3/15/25	185,000	184,342
4.70%, due 5/14/45	345,000	333,849
Allergan Funding SCS
3.80%, due 3/15/25	50,000	49,394
4.75%, due 3/15/45	25,000	19,615
AstraZeneca plc
6.45%, due 9/15/37	250,000	292,320
Bristol-Myers Squibb Co.
3.70%, due 3/15/52	75,000	59,586
CVS Health Corp.
3.75%, due 4/1/30	50,000	47,913
5.05%, due 3/25/48	340,000	310,328
Eli Lilly & Co.
3.95%, due 3/15/49	155,000	134,918
GlaxoSmithKline Capital, Inc.
3.875%, due 5/15/28	320,000	318,571
Johnson & Johnson
4.95%, due 5/15/33	315,000	337,791
Merck & Co., Inc.
5.00%, due 5/17/53	220,000	221,618
Mylan, Inc.
5.20%, due 4/15/48	95,000	82,195
Pfizer, Inc.
4.00%, due 12/15/36	395,000	376,383
		2,768,823
Pipelines 1.1%
Enbridge, Inc.
4.50%, due 6/10/44	275,000	243,748
Energy Transfer LP
5.00%, due 5/15/50	200,000	180,684
Enterprise Products Operating LLC
3.70%, due 2/15/26	500,000	497,232
4.80%, due 2/1/49	260,000	242,865

	Principal Amount	Value
Corporate Bonds
Pipelines
Kinder Morgan, Inc.
4.30%, due 6/1/25	$ 590,000	$ 587,314
4.80%, due 2/1/33	240,000	237,843
5.45%, due 8/1/52	115,000	111,792
MPLX LP
4.95%, due 3/14/52	145,000	130,107
ONEOK, Inc.
5.20%, due 7/15/48	85,000	79,382
TransCanada PipeLines Ltd.
4.875%, due 1/15/26	10,000	10,043
4.875%, due 5/15/48	150,000	140,386
Williams Cos., Inc. (The)
3.50%, due 10/15/51	65,000	47,215
		2,508,611
Real Estate Investment Trusts 0.4%
American Tower Corp.
2.30%, due 9/15/31	145,000	124,767
AvalonBay Communities, Inc.
2.90%, due 10/15/26	215,000	210,012
Crown Castle, Inc.
3.25%, due 1/15/51	95,000	67,654
ERP Operating LP
3.25%, due 8/1/27	275,000	268,530
Realty Income Corp.
4.65%, due 3/15/47	155,000	143,899
Simon Property Group LP
4.25%, due 11/30/46	260,000	226,681
		1,041,543
Retail 0.5%
Home Depot, Inc. (The)
2.375%, due 3/15/51	365,000	229,121
Lowe's Cos., Inc.
4.05%, due 5/3/47	185,000	155,084
McDonald's Corp.
4.20%, due 4/1/50	85,000	73,489
Starbucks Corp.
3.00%, due 2/14/32	260,000	236,959
Target Corp.
2.35%, due 2/15/30	185,000	169,935
Walmart, Inc.
4.30%, due 4/22/44	340,000	324,189
		1,188,777
Semiconductors 0.8%
Applied Materials, Inc.
5.10%, due 10/1/35	275,000	291,794

	Principal Amount	Value
Corporate Bonds
Semiconductors
Broadcom, Inc.
4.926%, due 5/15/37 (c)	$ 410,000	$ 409,645
Intel Corp.
2.00%, due 8/12/31	338,000	282,346
4.75%, due 3/25/50	112,000	97,057
KLA Corp.
4.95%, due 7/15/52	105,000	104,333
NVIDIA Corp.
1.55%, due 6/15/28	460,000	425,321
2.00%, due 6/15/31	220,000	194,469
NXP BV
5.00%, due 1/15/33	75,000	75,896
QUALCOMM, Inc.
4.65%, due 5/20/35	115,000	117,308
		1,998,169
Software 1.3%
Fidelity National Information Services, Inc.
5.625%, due 7/15/52	75,000	78,522
Fiserv, Inc.
4.40%, due 7/1/49	105,000	92,817
Microsoft Corp.
2.921%, due 3/17/52	290,000	212,915
3.30%, due 2/6/27	240,000	237,850
Oracle Corp.
2.95%, due 5/15/25	2,100,000	2,076,909
4.00%, due 7/15/46	70,000	58,068
5.375%, due 7/15/40	210,000	214,202
Salesforce, Inc.
3.05%, due 7/15/61	65,000	43,686
		3,014,969
Telecommunications 1.1%
AT&T, Inc.
2.55%, due 12/1/33	507,000	427,344
3.50%, due 9/15/53	217,000	159,424
3.55%, due 9/15/55	261,000	190,905
Corning, Inc.
5.45%, due 11/15/79	30,000	29,716
Deutsche Telekom International Finance BV
8.75%, due 6/15/30 (d)	275,000	332,076
Telefonica Emisiones SA
4.895%, due 3/6/48	150,000	136,356
T-Mobile USA, Inc.
3.40%, due 10/15/52	113,000	82,714
3.875%, due 4/15/30	430,000	418,162
Verizon Communications, Inc.
2.355%, due 3/15/32	128,000	110,277

	Principal Amount	Value
Corporate Bonds
Telecommunications
Verizon Communications, Inc.
3.00%, due 11/20/60	$ 104,000	$ 67,122
5.50%, due 3/16/47	470,000	502,408
Vodafone Group plc
4.25%, due 9/17/50	190,000	158,526
		2,615,030
Transportation 0.9%
Burlington Northern Santa Fe LLC
3.25%, due 6/15/27	751,000	738,776
Canadian National Railway Co.
6.25%, due 8/1/34	275,000	313,638
CSX Corp.
3.35%, due 9/15/49	155,000	118,062
FedEx Corp.
2.40%, due 5/15/31	75,000	66,362
5.25%, due 5/15/50	75,000	73,982
Norfolk Southern Corp.
3.942%, due 11/1/47	156,000	129,771
Union Pacific Corp.
2.80%, due 2/14/32	180,000	163,765
3.50%, due 2/14/53	75,000	58,433
3.85%, due 2/14/72	40,000	31,061
United Parcel Service, Inc.
3.40%, due 11/15/46	505,000	401,020
		2,094,870
Total Corporate Bonds (Cost $65,179,904)		59,300,108
Foreign Government Bonds 3.3%
Canada 0.8%
Province of Ontario Canada
2.50%, due 4/27/26	1,205,000	1,178,909
Province of Quebec Canada
2.50%, due 4/20/26	820,000	802,433
		1,981,342
Japan 0.3%
Japan Bank for International Cooperation
2.875%, due 6/1/27	576,000	561,774
Mexico 1.2%
Mexico Government Bond
4.125%, due 1/21/26	2,585,000	2,569,291
4.875%, due 5/19/33	360,000	344,879
		2,914,170

	Principal Amount	Value
Foreign Government Bonds
Norway 0.2%
Equinor ASA
5.10%, due 8/17/40	$ 405,000	$ 414,815
Panama 0.3%
Panama Government Bond
3.75%, due 3/16/25	750,000	744,173
Philippines 0.3%
Philippines Government Bond
5.00%, due 1/13/37	600,000	618,750
Supranational 0.2%
European Investment Bank
2.375%, due 5/24/27	545,000	527,862
Total Foreign Government Bonds (Cost $8,120,083)		7,762,886
Mortgage-Backed Securities 1.6%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.6%
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class A3
3.217%, due 11/10/49 (e)	300,000	290,719
Series 2017-C8, Class A3
3.305%, due 6/15/50	163,342	158,244
Citigroup Commercial Mortgage Trust
Series 2017-P8, Class A4
3.465%, due 9/15/50	300,000	287,896
Series 2015-GC35, Class A4
3.818%, due 11/10/48	300,000	293,590
CSAIL Commercial Mortgage Trust
Series 2017-CX9, Class A5
3.446%, due 9/15/50	300,000	283,637
FHLMC, Multifamily Structured Pass-Through Certificates
REMIC, Series K094, Class A2
2.903%, due 6/25/29	2,000,000	1,910,399
GS Mortgage Securities Trust
Series 2016-GS3, Class A4
2.85%, due 10/10/49	300,000	289,260
Series 2014-GC22, Class A5
3.862%, due 6/10/47	73,751	70,708
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class A4
3.789%, due 9/15/48	286,899	283,209
Total Mortgage-Backed Securities (Cost $4,203,308)		3,867,662

	Principal Amount	Value
U.S. Government & Federal Agencies 68.0%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 5.1%
FFCB
0.68%, due 1/13/27	$ 1,125,000	$ 1,049,580
FHLMC Gold Pools, 15 Year
2.50%, due 10/1/31	27,161	25,998
2.50%, due 2/1/32	107,051	102,548
2.50%, due 2/1/33	98,669	94,051
2.50%, due 4/1/33	148,783	142,250
2.50%, due 6/1/33	21,402	20,454
2.50%, due 7/1/33	46,360	44,246
3.00%, due 9/1/27	31,219	30,709
3.00%, due 4/1/32	62,838	61,076
3.00%, due 6/1/32	16,657	16,182
3.00%, due 9/1/32	7,988	7,778
3.00%, due 10/1/32	35,461	34,493
3.00%, due 5/1/33	44,007	42,761
3.00%, due 9/1/33	32,343	31,410
3.50%, due 12/1/25	3,861	3,831
3.50%, due 5/1/33	37,473	36,967
3.50%, due 9/1/33	10,478	10,333
FHLMC Gold Pools, 20 Year
3.00%, due 9/1/36	65,952	62,777
3.00%, due 11/1/37	31,850	30,164
3.00%, due 12/1/37	57,484	54,418
3.50%, due 2/1/37	60,900	59,561
3.50%, due 1/1/38	58,951	57,158
4.50%, due 5/1/38	31,912	32,401
5.50%, due 1/1/29	2,217	2,244
FHLMC Gold Pools, 30 Year
3.00%, due 9/1/46	296,648	272,477
3.00%, due 12/1/46	20,005	18,349
3.00%, due 2/1/47	26,131	24,039
3.00%, due 3/1/47	117,839	108,225
3.00%, due 4/1/47	33,384	30,660
3.00%, due 1/1/48	213,700	196,084
3.00%, due 2/1/48	125,306	114,910
3.00%, due 3/1/48	113,656	104,250
3.00%, due 4/1/48	309,735	283,425
3.00%, due 6/1/48	209,347	191,977
3.50%, due 6/1/43	90,226	86,243
3.50%, due 9/1/44	65,903	62,790
3.50%, due 8/1/45	106,954	101,040
3.50%, due 8/1/46	143,957	136,923
3.50%, due 8/1/47	13,216	12,485
3.50%, due 9/1/47	32,707	30,899
3.50%, due 11/1/47	74,389	70,277
3.50%, due 12/1/47	153,060	144,599
3.50%, due 1/1/48	14,986	14,158
3.50%, due 3/1/48	219,899	207,740

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLMC Gold Pools, 30 Year
3.50%, due 5/1/48	$ 67,119	$ 63,408
3.50%, due 8/1/48	113,807	107,514
3.50%, due 9/1/48	85,762	81,019
3.50%, due 11/1/48	29,907	28,253
3.50%, due 12/1/48	84,195	79,713
4.00%, due 4/1/46	125,425	122,601
4.00%, due 5/1/46	39,166	38,285
4.00%, due 4/1/47	28,759	28,022
4.00%, due 6/1/47	72,710	70,825
4.00%, due 8/1/47	141,421	137,710
4.00%, due 10/1/47	34,828	33,810
4.00%, due 12/1/47	91,052	88,663
4.00%, due 1/1/48	28,153	27,533
4.00%, due 5/1/48	38,406	37,494
4.00%, due 9/1/48	139,620	135,956
4.00%, due 12/1/48	77,301	75,272
4.50%, due 9/1/46	7,630	7,652
4.50%, due 9/1/46	24,991	25,058
4.50%, due 10/1/46	60,030	60,215
4.50%, due 2/1/47	12,978	13,002
4.50%, due 11/1/47	14,695	14,688
4.50%, due 2/1/48	29,619	29,552
4.50%, due 4/1/48	34,643	34,564
4.50%, due 6/1/48	19,125	19,087
4.50%, due 7/1/48	72,039	71,746
4.50%, due 8/1/48	70,722	70,404
5.00%, due 9/1/38	27,705	28,572
5.00%, due 11/1/41	38,816	40,031
5.00%, due 3/1/47	98,253	100,242
5.00%, due 9/1/48	139,616	141,892
5.00%, due 1/1/49	45,340	46,266
5.50%, due 7/1/38	43,614	44,772
UMBS Pool, 20 Year
2.00%, due 1/1/41	1,904,578	1,668,996
UMBS Pool, 30 Year
2.00%, due 11/1/50	2,092,278	1,743,533
2.50%, due 5/1/50	1,787,937	1,568,592
4.00%, due 7/1/52	1,054,477	1,014,269
4.50%, due 1/1/49	92,131	91,608
		12,255,759
Federal National Mortgage Association (Mortgage Pass-Through Securities) 15.8%
UMBS, 10 Year
3.00%, due 4/1/25	1,383	1,372
UMBS, 15 Year
1.50%, due 3/1/36	1,028,353	923,358
1.50%, due 7/1/36	1,500,439	1,346,273

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 15 Year
2.00%, due 9/1/36	$ 2,003,097	$ 1,851,556
2.50%, due 10/1/27	41,356	40,368
2.50%, due 4/1/30	36,742	35,814
2.50%, due 10/1/31	72,297	69,527
2.50%, due 2/1/32	86,469	82,899
2.50%, due 2/1/32	98,788	94,588
2.50%, due 8/1/32	295,958	282,499
2.50%, due 3/1/33	128,547	121,738
2.50%, due 6/1/33	69,252	66,207
3.00%, due 11/1/31	59,417	57,838
3.00%, due 1/1/32	58,453	56,758
3.00%, due 6/1/32	43,090	41,916
3.00%, due 1/1/33	63,005	60,858
3.00%, due 2/1/33	88,350	85,802
3.00%, due 4/1/33	81,669	79,278
3.00%, due 5/1/33	112,183	108,965
3.00%, due 9/1/33	18,548	17,968
3.50%, due 5/1/26	5,435	5,382
3.50%, due 11/1/31	9,935	9,817
3.50%, due 5/1/33	32,869	32,486
3.50%, due 6/1/33	47,080	46,398
3.50%, due 7/1/33	22,210	21,886
3.50%, due 9/1/33	29,162	28,823
4.00%, due 11/1/29	11,182	11,100
UMBS, 20 Year
3.00%, due 2/1/37	92,213	87,698
3.00%, due 1/1/38	185,804	176,384
4.00%, due 2/1/37	16,208	16,131
4.00%, due 8/1/38	95,288	94,481
5.00%, due 8/1/31	4,076	4,083
5.50%, due 8/1/27	14,356	14,521
UMBS, 30 Year
2.00%, due 8/1/50	1,456,154	1,218,708
2.00%, due 8/1/50	1,527,995	1,281,660
2.00%, due 9/1/50	1,925,481	1,601,997
2.00%, due 2/1/51	1,546,514	1,286,018
2.00%, due 3/1/51	1,605,100	1,353,961
2.00%, due 5/1/51	1,885,844	1,567,866
2.00%, due 1/1/52	2,416,875	2,027,098
2.50%, due 4/1/46	22,191	19,766
2.50%, due 10/1/46	101,565	89,457
2.50%, due 11/1/50	1,577,468	1,372,721
2.50%, due 6/1/51	1,943,038	1,690,350
2.50%, due 12/1/51	643,908	560,531
2.50%, due 4/1/52	800,802	709,813
2.50%, due 4/1/52	1,759,434	1,544,692
3.00%, due 9/1/42	406,605	377,247

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.00%, due 3/1/43	$ 1,181,841	$ 1,096,013
3.00%, due 12/1/43	475,814	440,692
3.00%, due 10/1/44	310,924	288,367
3.00%, due 10/1/46	43,888	40,267
3.00%, due 12/1/46	530,991	485,708
3.00%, due 2/1/47	83,834	76,400
3.00%, due 8/1/47	424,813	390,908
3.00%, due 11/1/47	78,806	72,254
3.00%, due 6/1/48	43,118	39,471
3.00%, due 5/1/52	941,509	850,971
3.50%, due 5/1/45	369,302	352,695
3.50%, due 9/1/45	24,955	23,549
3.50%, due 12/1/45	66,917	63,148
3.50%, due 12/1/45	175,914	167,970
3.50%, due 1/1/46	122,085	116,596
3.50%, due 1/1/46	99,407	93,931
3.50%, due 4/1/46	42,193	39,816
3.50%, due 9/1/46	222,448	211,186
3.50%, due 10/1/46	101,225	95,522
3.50%, due 10/1/46	40,505	38,223
3.50%, due 1/1/47	75,560	71,595
3.50%, due 7/1/47	15,914	15,018
3.50%, due 7/1/47	93,272	89,060
3.50%, due 10/1/47	56,418	53,240
3.50%, due 11/1/47	187,184	176,639
3.50%, due 11/1/47	80,705	76,157
3.50%, due 11/1/47	216,630	204,426
3.50%, due 12/1/47	15,474	14,602
3.50%, due 8/1/48	101,544	95,822
3.50%, due 9/1/48	126,085	118,979
3.50%, due 2/1/49	238,456	224,120
3.50%, due 6/1/49	2,692	2,539
3.50%, due 10/1/52	592,047	551,335
4.00%, due 8/1/44	104,504	102,771
4.00%, due 2/1/45	82,135	80,197
4.00%, due 9/1/45	14,968	14,615
4.00%, due 5/1/46	71,450	69,764
4.00%, due 9/1/46	28,886	28,204
4.00%, due 9/1/46	34,416	33,541
4.00%, due 2/1/47	15,407	15,044
4.00%, due 4/1/47	5,892	5,735
4.00%, due 5/1/47	43,429	42,269
4.00%, due 5/1/47	35,550	34,601
4.00%, due 6/1/47	137,912	134,651
4.00%, due 10/1/47	14,699	14,312
4.00%, due 11/1/47	14,447	14,052
4.00%, due 12/1/47	31,824	30,955

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
4.00%, due 1/1/48	$ 80,346	$ 78,151
4.00%, due 1/1/48	15,068	14,657
4.00%, due 1/1/48	86,450	84,088
4.00%, due 2/1/48	42,706	41,539
4.00%, due 6/1/48	207,275	201,611
4.00%, due 7/1/48	100,877	98,120
4.00%, due 7/1/48	34,055	33,124
4.00%, due 7/1/48	164,795	160,292
4.00%, due 8/1/48	26,096	25,383
4.00%, due 9/1/48	104,312	101,462
4.00%, due 9/1/48	25,407	24,712
4.00%, due 10/1/48	17,727	17,242
4.00%, due 11/1/48	46,343	45,076
4.00%, due 1/1/49	36,870	35,863
4.50%, due 7/1/46	15,377	15,410
4.50%, due 12/1/46	25,089	25,123
4.50%, due 4/1/47	246,454	245,470
4.50%, due 5/1/47	6,677	6,671
4.50%, due 7/1/47	102,718	101,896
4.50%, due 7/1/47	21,848	21,774
4.50%, due 8/1/47	1,348	1,345
4.50%, due 2/1/48	97,439	96,798
4.50%, due 4/1/48	13,034	12,965
4.50%, due 4/1/48	7,020	6,995
4.50%, due 4/1/48	31,810	31,753
4.50%, due 5/1/48	61,429	61,209
4.50%, due 6/1/48	32,192	32,077
4.50%, due 8/1/48	57,325	56,882
4.50%, due 10/1/48	19,535	19,434
4.50%, due 9/1/49	263,656	262,169
4.50%, due 11/1/52	1,068,472	1,051,651
5.00%, due 6/1/39	64,021	65,951
5.00%, due 6/1/40	16,206	16,696
5.00%, due 7/1/47	29,894	30,400
5.00%, due 1/1/48	38,581	39,317
5.00%, due 4/1/48	26,506	27,133
5.00%, due 5/1/48	30,282	30,714
5.00%, due 9/1/48	14,815	15,139
5.00%, due 2/1/53	443,541	443,635
5.50%, due 6/1/36	19,953	20,675
5.50%, due 5/1/44	41,178	42,648
5.50%, due 9/1/48	64,309	66,167
5.50%, due 11/1/52	1,528,141	1,549,586
UMBS, Single Family, 30 Year TBA (f)
2.50%, due 10/25/54	1,300,000	1,122,012
6.00%, due 10/25/54	1,100,000	1,124,232
		37,579,834

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities) 5.6%
GNMA I, Single Family, 30 Year
3.00%, due 6/15/45	$ 12,818	$ 11,944
3.00%, due 10/15/45	7,514	7,020
3.00%, due 5/15/48	57,566	52,991
3.50%, due 3/15/45	6,364	6,122
3.50%, due 4/15/45	12,583	12,104
3.50%, due 5/15/48	22,530	21,304
4.00%, due 8/15/46	21,854	21,405
4.00%, due 11/15/47	53,208	52,115
4.00%, due 7/15/49	46,306	45,116
4.50%, due 8/15/46	18,179	18,251
4.50%, due 2/15/47	2,754	2,761
4.50%, due 4/15/47	14,904	15,293
4.50%, due 8/15/47	86,918	88,087
4.50%, due 8/15/47	119,990	123,000
5.00%, due 4/15/47	15,686	15,842
5.00%, due 12/15/47	17,978	18,049
GNMA II, Single Family, 30 Year
2.00%, due 6/20/51	4,257,086	3,609,956
2.50%, due 4/20/47	23,284	20,875
2.50%, due 5/20/51	4,312,194	3,804,481
3.00%, due 11/20/45	228,281	211,723
3.00%, due 8/20/46	75,832	70,082
3.00%, due 9/20/46	40,334	37,187
3.00%, due 10/20/46	253,800	233,688
3.00%, due 1/20/47	295,259	271,935
3.00%, due 5/20/47	51,996	48,042
3.00%, due 12/20/47	152,795	140,763
3.00%, due 2/20/48	167,752	154,726
3.00%, due 3/20/48	192,216	177,044
3.00%, due 9/20/51	1,239,337	1,130,577
3.50%, due 11/20/42	97,463	91,976
3.50%, due 9/20/44	125,292	119,632
3.50%, due 11/20/45	141,475	134,895
3.50%, due 7/20/46	14,565	13,858
3.50%, due 10/20/46	15,570	14,809
3.50%, due 11/20/46	189,422	180,102
3.50%, due 1/20/47	215,180	204,607
3.50%, due 5/20/47	154,710	146,955
3.50%, due 9/20/47	153,352	145,380
3.50%, due 10/20/47	275,005	260,798
3.50%, due 12/20/47	136,758	129,676
3.50%, due 7/20/48	73,337	69,529
3.50%, due 10/20/48	78,071	74,151
4.00%, due 12/20/46	12,888	12,632
4.00%, due 1/20/47	98,862	97,072
4.00%, due 2/20/47	23,434	22,978
4.00%, due 3/20/47	17,307	16,933

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA II, Single Family, 30 Year
4.00%, due 4/20/47	$ 37,045	$ 36,272
4.00%, due 5/20/47	31,304	30,531
4.00%, due 7/20/47	12,145	11,910
4.00%, due 11/20/47	152,213	148,971
4.00%, due 12/20/47	33,635	32,918
4.00%, due 4/20/48	112,638	109,925
4.00%, due 5/20/48	50,750	49,574
4.00%, due 6/20/48	21,151	20,684
4.00%, due 8/20/48	142,697	139,346
4.00%, due 9/20/48	76,645	74,917
4.00%, due 3/20/49	19,246	18,794
4.50%, due 8/20/46	44,580	44,893
4.50%, due 4/20/47	34,761	34,727
4.50%, due 11/20/47	32,453	32,512
4.50%, due 1/20/48	73,595	73,682
4.50%, due 3/20/48	31,014	31,064
4.50%, due 5/20/48	25,602	25,612
4.50%, due 6/20/48	42,025	42,031
5.00%, due 8/20/45	58,044	59,592
5.00%, due 11/20/46	35,248	36,217
5.00%, due 11/20/47	31,511	32,058
5.00%, due 3/20/48	18,426	18,802
5.00%, due 6/20/48	38,063	38,654
		13,302,152
United States Treasury Bonds 7.1%
U.S. Treasury Bonds
2.75%, due 8/15/47	235,000	183,401
2.75%, due 11/15/47	300,000	233,578
2.875%, due 5/15/49	250,000	197,354
3.00%, due 2/15/47	315,000	258,128
3.00%, due 5/15/47	175,000	143,179
3.00%, due 2/15/48	1,730,000	1,407,044
3.00%, due 8/15/48	715,000	579,848
3.00%, due 2/15/49	845,000	684,087
3.00%, due 8/15/52	4,145,000	3,331,058
3.125%, due 5/15/48	1,310,000	1,088,016
3.375%, due 11/15/48	550,000	476,652
3.625%, due 5/15/53	1,965,000	1,788,227
4.00%, due 11/15/52	2,650,000	2,578,574
4.125%, due 8/15/53	1,775,000	1,767,581
4.625%, due 5/15/54	1,980,000	2,147,681
		16,864,408
United States Treasury Notes 34.4%
U.S. Treasury Notes
0.50%, due 8/31/27	800,000	732,469

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
1.00%, due 7/31/28	$ 225,000	$ 204,346
1.125%, due 2/29/28	400,000	368,719
1.25%, due 3/31/28	200,000	184,820
1.25%, due 5/31/28	875,000	805,376
1.25%, due 6/30/28	500,000	459,414
1.50%, due 1/31/27	325,000	309,753
1.875%, due 2/28/27	475,000	456,167
1.875%, due 2/28/29	610,000	567,919
2.375%, due 3/31/29	5,575,000	5,296,903
2.375%, due 5/15/29	825,000	782,977
2.50%, due 3/31/27	300,000	292,289
2.625%, due 7/31/29	700,000	670,387
2.75%, due 7/31/27	775,000	757,714
2.75%, due 5/31/29	675,000	650,927
2.875%, due 4/30/29	400,000	388,141
3.25%, due 6/30/29	675,000	665,270
3.375%, due 9/15/27	3,000,000	2,984,766
3.50%, due 1/31/28	1,075,000	1,072,564
3.50%, due 1/31/30	1,810,000	1,800,950
3.625%, due 3/31/28	250,000	250,508
3.75%, due 8/15/27	2,250,000	2,260,723
3.75%, due 12/31/28	300,000	302,016
3.75%, due 6/30/30	375,000	377,461
3.875%, due 1/15/26	500,000	500,254
3.875%, due 11/30/27	6,675,000	6,733,406
3.875%, due 9/30/29	1,675,000	1,696,265
3.875%, due 11/30/29	1,425,000	1,443,647
3.875%, due 8/15/34	3,775,000	3,801,543
4.00%, due 2/15/26	1,500,000	1,504,043
4.00%, due 1/15/27	900,000	907,453
4.00%, due 2/29/28	500,000	506,797
4.00%, due 1/31/29	450,000	457,594
4.00%, due 10/31/29	1,520,000	1,548,144
4.00%, due 2/28/30	2,075,000	2,114,798
4.00%, due 1/31/31	275,000	280,425
4.125%, due 6/15/26	425,000	427,872
4.125%, due 2/15/27	1,200,000	1,213,875
4.125%, due 10/31/27	960,000	975,187
4.125%, due 3/31/29	700,000	715,887
4.125%, due 8/31/30	585,000	600,311
4.25%, due 1/31/26	500,000	502,695
4.25%, due 3/15/27	600,000	609,258
4.25%, due 6/30/29	365,000	375,665
4.25%, due 2/28/31	4,650,000	4,808,936
4.25%, due 6/30/31	5,100,000	5,279,695
4.375%, due 10/31/24	2,200,000	2,198,923
4.375%, due 8/15/26	1,300,000	1,316,250

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.375%, due 12/15/26	$ 500,000	$ 507,930
4.375%, due 5/15/34	300,000	314,203
4.50%, due 3/31/26	200,000	202,109
4.50%, due 7/15/26	700,000	709,680
4.50%, due 4/15/27	300,000	306,527
4.50%, due 5/15/27	150,000	153,393
4.50%, due 5/31/29	200,000	208,000
4.625%, due 2/28/26	500,000	505,566
4.625%, due 3/15/26	175,000	177,105
4.625%, due 9/15/26	2,325,000	2,366,686
4.625%, due 10/15/26	1,385,000	1,411,077
4.625%, due 11/15/26	1,625,000	1,657,436
4.625%, due 4/30/29	550,000	574,320
4.625%, due 4/30/31	3,035,000	3,206,311
4.625%, due 5/31/31	5,150,000	5,442,102
4.875%, due 4/30/26	150,000	152,561
4.875%, due 10/31/30	795,000	848,538
		81,905,046
Total U.S. Government & Federal Agencies (Cost $166,621,374)		161,907,199
Total Long-Term Bonds (Cost $244,124,669)		232,837,855

	Shares

Exchange-Traded Fund 1.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	21,017	2,374,501
Total Exchange-Traded Fund (Cost $2,285,272)		2,374,501
Total Investments (Cost $246,409,941)	98.8%	235,212,356
Other Assets, Less Liabilities	1.2	2,913,770
Net Assets	100.0%	$ 238,126,126

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2024.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2024.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon—Rate shown was the rate in effect as of September 30, 2024.

(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2024.
(f)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2024, the total net market value was $2,246,244, which represented 0.9% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.

Abbreviation(s):
ETF—Exchange-Traded Fund
FFCB—Federal Farm Credit Bank
FHLMC—Federal Home Loan Mortgage Corp.
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 59,300,108	$ —	$ 59,300,108
Foreign Government Bonds	—	7,762,886	—	7,762,886
Mortgage-Backed Securities	—	3,867,662	—	3,867,662
U.S. Government & Federal Agencies	—	161,907,199	—	161,907,199
Total Long-Term Bonds	—	232,837,855	—	232,837,855
Exchange-Traded Fund	2,374,501	—	—	2,374,501
Total Investments in Securities	$ 2,374,501	$ 232,837,855	$ —	$ 235,212,356

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Hedge Multi-Strategy Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Shares	Value
Exchange-Traded Funds 92.0%
Alternative 9.4%
Affiliated Investment Company 4.2%
NYLI Merger Arbitrage ETF	315,247	$ 10,365,321
Derivative Income Funds 1.7%
JPMorgan Equity Premium Income ETF (a)	64,661	3,847,976
JPMorgan Nasdaq Equity Premium Income ETF (a)	6,556	360,121
		4,208,097
Managed Futures Funds 1.4%
iMGP DBi Managed Futures Strategy ETF	83,613	2,352,034
KraneShares Mount Lucas Managed Futures Index Strategy ETF (a)(b)	23,048	673,693
Simplify Managed Futures Strategy ETF (a)	18,449	479,674
		3,505,401
Merger Arbitrage Fund 1.1%
AltShares Merger Arbitrage ETF (b)	98,191	2,721,855
Private Equity Replication Fund 1.0%
Invesco Global Listed Private Equity ETF	36,046	2,459,058
Total Alternative (Cost $22,081,574)		23,259,732
Bonds 51.4%
Bank Loan Funds 4.8%
Invesco Senior Loan ETF	318,842	6,698,870
SPDR Blackstone Senior Loan ETF (a)	121,117	5,057,846
		11,756,716
Convertible Bond Funds 10.4%
iShares Convertible Bond ETF (a)	111,450	9,325,021
SPDR Bloomberg Convertible Securities ETF (a)	213,091	16,320,640
		25,645,661
Floating Rate—Investment Grade Funds 20.7%
iShares Floating Rate Bond ETF (a)	750,669	38,314,146
SPDR Bloomberg Investment Grade Floating Rate ETF (a)	413,948	12,770,296
		51,084,442
Municipal Bond Funds 5.7%
iShares National Muni Bond ETF (a)	68,773	7,470,811
Vanguard Tax-Exempt Bond Index ETF (a)	129,198	6,604,602
		14,075,413
Short Duration Fund 5.3%
Vanguard Short-Term Treasury ETF	223,391	13,184,537

	Shares	Value
Bonds
Treasury Inflation Protected Security Funds 4.5%
iShares 0-5 Year TIPS Bond ETF (a)	46,571	$ 4,718,573
Vanguard Short-Term Inflation-Protected Securities ETF	131,993	6,508,575
		11,227,148
Total Bonds (Cost $122,755,294)		126,973,917
Commodities 4.6%
Agriculture Fund 2.8%
Invesco DB Agriculture Fund (b)	261,513	6,822,874
Broad Fund 1.8%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (a)	329,122	4,420,108
Total Commodities (Cost $10,863,361)		11,242,982
Equities 26.6%
Emerging Equity Funds 6.8%
Invesco India ETF (a)(b)	3,545	108,867
iShares Core MSCI Emerging Markets ETF	103,695	5,953,130
iShares MSCI India ETF (b)	80,039	4,684,683
Vanguard FTSE Emerging Markets ETF	126,350	6,045,847
		16,792,527
International Equity Core Funds 7.2%
iShares Core MSCI EAFE ETF	107,609	8,398,882
Vanguard FTSE Developed Markets ETF	178,427	9,422,730
		17,821,612
U.S. Large Cap Core Funds 2.0%
Financial Select Sector SPDR Fund	50,485	2,287,980
Materials Select Sector SPDR Fund (a)	13,609	1,311,636
Vanguard Financials ETF	4,974	546,692
Vanguard Materials ETF (a)	3,289	695,525
		4,841,833
U.S. Mid Cap Core Funds 1.5%
iShares Core S&P Mid-Cap ETF	33,090	2,062,169
Vanguard Mid-Cap ETF	6,182	1,630,997
		3,693,166
U.S. Momentum Funds 3.9%
Invesco S&P 500 Quality ETF (a)	7,441	500,556
iShares MSCI USA Momentum Factor ETF (a)	33,954	6,884,513
iShares MSCI USA Quality Factor ETF (a)	12,792	2,293,606
		9,678,675

	Shares	Value
Equities
U.S. Preferred Funds 3.4%
Global X U.S. Preferred ETF (a)	57,609	$ 1,197,115
iShares Preferred & Income Securities ETF (a)	219,512	7,294,384
		8,491,499
U.S. Small Cap Core Funds 1.8%
iShares Core S&P Small-Cap ETF (a)	33,812	3,954,651
SPDR Portfolio S&P 600 Small Cap ETF	11,580	527,006
		4,481,657
Total Equities (Cost $60,223,566)		65,800,969
Total Exchange-Traded Funds (Cost $215,923,795)		227,277,600
Exchange-Traded Vehicles 7.8%
Commodities 0.8%
Broad Fund 0.3%
iShares GSCI Commodity Dynamic Roll Strategy ETF (a)	33,212	860,523
Gold Fund 0.5%
SPDR Gold MiniShares Trust (b)	21,395	1,115,321
Total Commodities (Cost $1,890,104)		1,975,844
Currency 7.0%
U.S. Dollar Fund 7.0%
Invesco DB U.S. Dollar Index Bullish Fund (b)	615,442	17,343,156
Total Exchange-Traded Vehicles (Cost $19,290,996)		19,319,000

Short-Term Investments 18.0%
Affiliated Investment Company 0.1%
NYLI U.S. Government Liquidity Fund, 4.88% (c)	227,058	227,058
Unaffiliated Investment Companies 17.9%
BlackRock Liquidity FedFund, 4.94% (c)(d)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 4.92% (c)(d)	36,379,251	36,379,251
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 4.93% (c)(d)	3,000,000	3,000,000

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies
State Street Institutional U.S. Government Money Market Fund, 5.00% (c)(d)	4,000,000	$ 4,000,000
Total Unaffiliated Investment Companies (Cost $44,379,251)		44,379,251
Total Short-Term Investments (Cost $44,606,309)		44,606,309
Total Investments (Cost $279,821,100)	117.8%	291,202,909
Other Assets, Less Liabilities	(17.8)	(44,090,365)
Net Assets	100.0%	$ 247,112,544

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of September 30, 2024, the aggregate market value of securities on loan was $53,603,434; the total market value of collateral held by the Portfolio was $54,830,942. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $10,451,691. The Portfolio received cash collateral with a value of $44,379,251.
(b)	Non-income producing security.
(c)	Current yield as of September 30, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Merger Arbitrage ETF	$ 12,160	$ 2,415	$ (4,663)	$ 50	$ 403	$ 10,365	$ —	$ —	315
NYLI U.S. Government Liquidity Fund	2,889	24,862	(27,524)	—	—	227	35	—	227
	$15,049	$27,277	$(32,187)	$50	$403	$10,592	$35	$—
Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	AGF US Market Neutral Anti-Beta Fund	Federal Funds Composite Interest Rate	3/2/26	Monthly	(3,494)	$ —
Morgan Stanley & Co.	AGF US Market Neutral Anti-Beta Fund	Federal Fund Rate minus 7.38%	9/16/25	Monthly	(3,494)	—
Bank of America Merrill Lynch	AltShares Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	130	—
Morgan Stanley & Co.	AltShares Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	130	—
Bank of America Merrill Lynch	Consumer Staples Select Sector SPDR Fund	Federal Funds Composite Interest Rate	3/2/26	Monthly	(24)	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	Consumer Staples Select Sector SPDR Fund	Federal Fund Rate minus 0.35%	9/16/25	Monthly	(24)	$ —
Bank of America Merrill Lynch	Financial Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	109	—
Morgan Stanley & Co.	Financial Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/25	Monthly	109	—
Bank of America Merrill Lynch	Franklin FTSE Japan ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(59)	—
Morgan Stanley & Co.	Franklin FTSE Japan ETF	Federal Fund Rate minus 0.58%	9/16/25	Monthly	(59)	—
Bank of America Merrill Lynch	Global X US Preferred ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	57	—
Morgan Stanley & Co.	Global X US Preferred ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	57	—
Bank of America Merrill Lynch	iMGP DBi Managed Futures Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	112	—
Morgan Stanley & Co.	iMGP DBi Managed Futures Strategy ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	112	—
Bank of America Merrill Lynch	Invesco DB Agriculture Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	320	—
Morgan Stanley & Co.	Invesco DB Agriculture Fund	Federal Fund Rate plus 0.64%	9/16/25	Monthly	320	—
Bank of America Merrill Lynch	Invesco DB US Dollar Index Bullish Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	840	—
Morgan Stanley & Co.	Invesco DB US Dollar Index Bullish Fund	Federal Fund Rate plus 0.67%	9/16/25	Monthly	840	—
Bank of America Merrill Lynch	Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	24	—
Morgan Stanley & Co.	Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	24	—
Bank of America Merrill Lynch	Invesco Global Listed Private Equity ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	117	—
Morgan Stanley & Co.	Invesco Global Listed Private Equity ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	117	—
Bank of America Merrill Lynch	Invesco India Exchange-Traded Fund Trust	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	5	—
Morgan Stanley & Co.	Invesco India Exchange-Traded Fund Trust	Federal Fund Rate plus 0.50%	9/16/25	Monthly	5	—
Bank of America Merrill Lynch	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	211	—
Morgan Stanley & Co.	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	211	—
Bank of America Merrill Lynch	Invesco Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	314	—
Morgan Stanley & Co.	Invesco Senior Loan ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	314	—
Bank of America Merrill Lynch	iShares 0-3 Month Treasury Bond ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(828)	—
Morgan Stanley & Co.	iShares 0-3 Month Treasury Bond ETF	Federal Fund Rate minus 0.83%	9/16/25	Monthly	(828)	—
Bank of America Merrill Lynch	iShares 0-5 Year TIPS Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	222	—
Morgan Stanley & Co.	iShares 0-5 Year TIPS Bond ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	222	—
Bank of America Merrill Lynch	iShares Convertible Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	437	—
Morgan Stanley & Co.	iShares Convertible Bond ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	437	—
Bank of America Merrill Lynch	iShares Core MSCI EAFE ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	394	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	iShares Core MSCI EAFE ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	394	$ —
Bank of America Merrill Lynch	iShares Core MSCI Emerging Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	280	—
Morgan Stanley & Co.	iShares Core MSCI Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	280	—
Bank of America Merrill Lynch	iShares Core S&P Mid-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	98	—
Morgan Stanley & Co.	iShares Core S&P Mid-Cap ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	98	—
Bank of America Merrill Lynch	iShares Core S&P Small-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	189	—
Morgan Stanley & Co.	iShares Core S&P Small-Cap ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	189	—
Bank of America Merrill Lynch	iShares Floating Rate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	1,856	—
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	1,856	—
Bank of America Merrill Lynch	iShares GSCI Commodity Dynamic Roll Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	41	—
Morgan Stanley & Co.	iShares GSCI Commodity Dynamic Roll Strategy ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	41	—
Bank of America Merrill Lynch	iShares International Treasury Bond ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(755)	—
Morgan Stanley & Co.	iShares International Treasury Bond ETF	Federal Fund Rate minus 20.33%	9/16/25	Monthly	(755)	—
Bank of America Merrill Lynch	iShares MSCI India ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	221	—
Morgan Stanley & Co.	iShares MSCI India ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	221	—
Bank of America Merrill Lynch	iShares MSCI USA Momentum Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	323	—
Morgan Stanley & Co.	iShares MSCI USA Momentum Factor ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	323	—
Bank of America Merrill Lynch	iShares MSCI USA Quality Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	109	—
Morgan Stanley & Co.	iShares MSCI USA Quality Factor ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	109	—
Bank of America Merrill Lynch	iShares National Muni Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	350	—
Morgan Stanley & Co.	iShares National Muni Bond ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	350	—
Bank of America Merrill Lynch	iShares Preferred & Income Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	342	—
Morgan Stanley & Co.	iShares Preferred & Income Securities ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	342	—
Bank of America Merrill Lynch	JPMorgan BetaBuilders Japan ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(327)	—
Morgan Stanley & Co.	JPMorgan BetaBuilders Japan ETF	Federal Fund Rate minus 3.13%	9/16/25	Monthly	(327)	—
Bank of America Merrill Lynch	JPMorgan Equity Premium Income ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	183	—
Morgan Stanley & Co.	JPMorgan Equity Premium Income ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	183	—
Bank of America Merrill Lynch	JPMorgan Nasdaq Equity Premium Income ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	17	—
Morgan Stanley & Co.	JPMorgan Nasdaq Equity Premium Income ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	17	—
Bank of America Merrill Lynch	KraneShares Mount Lucas Managed Futures Index Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	32	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	KraneShares Mount Lucas Managed Futures Index Strategy ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	32	$ —
Bank of America Merrill Lynch	Materials Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	62	—
Morgan Stanley & Co.	Materials Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/25	Monthly	62	—
Bank of America Merrill Lynch	NYLI Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	499	—
Morgan Stanley & Co.	NYLI Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	499	—
Bank of America Merrill Lynch	Schwab Intermediate-Term U.S. Treasury ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(464)	—
Morgan Stanley & Co.	Schwab Intermediate-Term U.S. Treasury ETF	Federal Fund Rate minus 0.78%	9/16/25	Monthly	(464)	—
Bank of America Merrill Lynch	Simplify Managed Futures Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	23	—
Morgan Stanley & Co.	Simplify Managed Futures Strategy ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	23	—
Bank of America Merrill Lynch	SPDR Blackstone Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	238	—
Morgan Stanley & Co.	SPDR Blackstone Senior Loan ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	238	—
Bank of America Merrill Lynch	SPDR Bloomberg 1-3 Month T-Bill ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(1,190)	—
Morgan Stanley & Co.	SPDR Bloomberg 1-3 Month T-Bill ETF	Federal Fund Rate minus 0.35%	9/16/25	Monthly	(1,190)	—
Bank of America Merrill Lynch	SPDR Bloomberg Convertible Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	791	—
Morgan Stanley & Co.	SPDR Bloomberg Convertible Securities ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	791	—
Bank of America Merrill Lynch	SPDR Bloomberg International Treasury Bond ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(1,441)	—
Morgan Stanley & Co.	SPDR Bloomberg International Treasury Bond ETF	Federal Fund Rate minus 5.28%	9/16/25	Monthly	(1,441)	—
Bank of America Merrill Lynch	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	619	—
Morgan Stanley & Co.	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	619	—
Bank of America Merrill Lynch	SPDR Gold MiniShares Trust	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	53	—
Morgan Stanley & Co.	SPDR Gold MiniShares Trust	Federal Fund Rate plus 0.50%	9/16/25	Monthly	53	—
Bank of America Merrill Lynch	SPDR Portfolio S&P 600 Small Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	25	—
Morgan Stanley & Co.	SPDR Portfolio S&P 600 Small Cap ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	25	—
Bank of America Merrill Lynch	United States Natural Gas Fund LP	Federal Funds Composite Interest Rate	3/2/26	Monthly	(556)	—
Morgan Stanley & Co.	United States Natural Gas Fund LP	Federal Fund Rate minus 0.58%	9/16/25	Monthly	(556)	—
Bank of America Merrill Lynch	Utilities Select Sector SPDR Fund	Federal Funds Composite Interest Rate	3/2/26	Monthly	(589)	—
Morgan Stanley & Co.	Utilities Select Sector SPDR Fund	Federal Fund Rate minus 0.35%	9/16/25	Monthly	(589)	—
Morgan Stanley & Co.	Vanguard Consumer Staples ETF	Federal Fund Rate minus 0.78%	9/16/25	Monthly	(21)	—
Bank of America Merrill Lynch	Vanguard Financials ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	26	—
Morgan Stanley & Co.	Vanguard Financials ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	26	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	Vanguard FTSE Developed Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	445	$ —
Morgan Stanley & Co.	Vanguard FTSE Developed Markets ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	445	—
Bank of America Merrill Lynch	Vanguard FTSE Emerging Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	285	—
Morgan Stanley & Co.	Vanguard FTSE Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	285	—
Bank of America Merrill Lynch	Vanguard Intermediate-Term Treasury ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(1,630)	—
Morgan Stanley & Co.	Vanguard Intermediate-Term Treasury ETF	Federal Fund Rate minus 0.35%	9/16/25	Monthly	(1,630)	—
Bank of America Merrill Lynch	Vanguard Materials ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	33	—
Morgan Stanley & Co.	Vanguard Materials ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	33	—
Bank of America Merrill Lynch	Vanguard Mid-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	77	—
Morgan Stanley & Co.	Vanguard Mid-Cap ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	77	—
Bank of America Merrill Lynch	Vanguard Short-Term Inflation-Protected Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	305	—
Morgan Stanley & Co.	Vanguard Short-Term Inflation-Protected Securities ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	305	—
Bank of America Merrill Lynch	Vanguard Short-Term Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	639	—
Morgan Stanley & Co.	Vanguard Short-Term Treasury ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	639	—
Bank of America Merrill Lynch	Vanguard Tax-Exempt Bond Index ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	310	—
Morgan Stanley & Co.	Vanguard Tax-Exempt Bond Index ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	310	—
Bank of America Merrill Lynch	Vanguard Utilities ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(233)	—
Morgan Stanley & Co.	Vanguard Utilities ETF	Federal Fund Rate minus 0.83%	9/16/25	Monthly	(233)	—
						$ —

1.	As of September 30, 2024, cash in the amount $660,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2024.

Abbreviation(s):
DB—Deutsche Bank
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
GSCI—Goldman Sachs Commodity Index
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
TIPS—Treasury Inflation-Protected Security

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Exchange-Traded Funds	$ 227,277,600	$ —	$ —	$ 227,277,600
Exchange-Traded Vehicles	19,319,000	—	—	19,319,000
Short-Term Investments
Affiliated Investment Company	227,058	—	—	227,058
Unaffiliated Investment Companies	44,379,251	—	—	44,379,251
Total Short-Term Investments	44,606,309	—	—	44,606,309
Total Investments in Securities	$ 291,202,909	$ —	$ —	$ 291,202,909

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Janus Henderson Balanced Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 37.4%
Asset-Backed Securities 4.7%
Automobile Asset-Backed Securities 0.1%
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A
3.93%, due 5/15/28 (a)	$ 110,223	$ 109,488
Exeter Automobile Receivables Trust
Series 2021-1A, Class D
1.08%, due 11/16/26	315,186	310,410
JPMorgan Chase Bank NA
Series 2021-2, Class B
0.889%, due 12/26/28 (a)	20,973	20,880
LAD Auto Receivables Trust
Series 2022-1A, Class A
5.21%, due 6/15/27 (a)	343,915	344,419
Lendbuzz Securitization Trust (a)
Series 2022-1A, Class A
4.22%, due 5/17/27	344,359	341,581
Series 2023-1A, Class A2
6.92%, due 8/15/28	299,570	305,080
Santander Bank Auto Credit-Linked Notes (a)
Series 2022-A, Class B
5.281%, due 5/15/32	238,536	238,392
Series 2022-B, Class A2
5.587%, due 8/16/32	135,636	137,004
Santander Bank NA
Series 2021-1A, Class B
1.833%, due 12/15/31 (a)	18,160	18,095
		1,825,349
Home Equity Asset-Backed Securities 0.7%
FIGRE Trust (a)(b)
Series 2024-HE4, Class A
5.056%, due 9/25/54	846,000	849,426
Series 2024-HE3, Class A
5.937%, due 7/25/54	447,730	457,258
Series 2024-HE1, Class A
6.165%, due 3/25/54	710,854	723,720
Series 2024-HE2, Class A
6.38%, due 5/25/54	580,156	593,977
RCKT Mortgage Trust (a)
Series 2024-CES6, Class A1A
5.344%, due 9/25/44 (c)	1,176,041	1,182,334
Series 2024-CES1, Class A1A
6.025%, due 2/25/44 (b)	854,408	863,781
Series 2024-CES2, Class A1A
6.141%, due 4/25/44 (b)	2,366,817	2,395,125
Series 2024-CES3, Class A1A
6.591%, due 5/25/44 (b)	906,513	922,292

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
RCKT Mortgage Trust (a)
Series 2023-CES3, Class A1A
7.113%, due 11/25/43 (b)	$ 663,909	$ 679,615
Saluda Grade Alternative Mortgage Trust (a)(b)
Series 2023-FIG4, Class A
6.718%, due 11/25/53	896,379	922,291
Series 2023-FIG3, Class A
7.067%, due 8/25/53	1,648,533	1,706,428
		11,296,247
Other Asset-Backed Securities 3.9%
American Tower Trust #1
5.49%, due 3/15/28 (a)	2,081,000	2,121,375
Aqua Finance Trust
Series 2021-A, Class A
1.54%, due 7/17/46 (a)	188,408	173,887
ARES LX CLO Ltd.
Series 2021-60A, Class A
6.661% (3 Month SOFR + 1.382%), due 7/18/34 (a)(d)	322,000	322,185
ARES XXXIX CLO Ltd.
Series 2016-39A, Class AR3
6.75% (3 Month SOFR + 1.42%), due 7/18/37 (a)(d)	1,331,120	1,333,307
Ballyrock CLO 14 Ltd. (a)(d)
Series 2020-14A, Class A1AR
6.679% (3 Month SOFR + 1.38%), due 7/20/37	2,156,678	2,160,208
Series 2020-14A, Class A1BR
6.879% (3 Month SOFR + 1.58%), due 7/20/37	345,453	346,281
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R
6.698% (3 Month SOFR + 1.39%), due 7/15/37 (a)(d)	1,290,000	1,291,947
Carlyle U.S. CLO Ltd. (a)(d)
Series 2018-4A, Class A2R
6.427% (3 Month SOFR + 1.56%), due 10/17/37	2,203,000	2,204,192
Series 2017-3A, Class A1R2
6.535% (3 Month SOFR + 1.40%), due 10/21/37	1,575,000	1,575,821
CBAM Ltd. (a)(d)
Series 2019-11RA, Class A1
6.724% (3 Month SOFR + 1.442%), due 1/20/35	1,569,000	1,569,554
Series 2019-11RA, Class B
7.294% (3 Month SOFR + 2.012%), due 1/20/35	400,456	400,802
Cedar Funding IX CLO Ltd.
Series 2018-9A, Class AR
6.702% (3 Month SOFR + 1.42%), due 7/20/37 (a)(d)	1,715,000	1,715,250
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	951,872	894,238
Series 2020-1, Class A1
1.69%, due 7/15/60	612,237	592,409

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class B1
1.98%, due 3/15/61	$ 360,015	$ 331,375
Series 2020-1, Class B1
2.28%, due 7/15/60	89,945	86,112
Series 2022-1A, Class A1
5.97%, due 8/15/62	1,035,790	1,041,277
Series 2022-1A, Class A2
6.11%, due 8/15/62	2,900,123	2,920,149
CIFC Funding Ltd. (a)(d)
Series 2014-2RA, Class AR
6.497% (3 Month SOFR + 1.36%), due 10/24/37	1,915,000	1,919,787
Series 2021-7A, Class A1
6.675% (3 Month SOFR + 1.392%), due 1/23/35	483,000	483,570
Series 2014-5A, Class A1R3
6.684% (3 Month SOFR + 1.38%), due 7/17/37	2,372,000	2,378,895
Series 2021-7A, Class B
7.145% (3 Month SOFR + 1.862%), due 1/23/35	323,837	324,360
CIM Trust
Series 2021-NR1, Class A1
5.569%, due 7/25/55 (a)(c)	213,888	213,316
CP EF Asset Securitization I LLC
Series 2022-1A, Class A
5.96%, due 4/15/30 (a)	109,423	109,497
CP EF Asset Securitization II LLC
Series 2023-1A, Class A
7.48%, due 3/15/32 (a)	497,952	506,143
CRB Securitization Trust
Series 2023-1, Class A
6.96%, due 10/20/33 (a)	165,448	167,366
CyrusOne Data Centers Issuer I LLC (a)
Series 2024-2A, Class A2
4.50%, due 5/20/49	227,000	220,848
Series 2024-3A, Class A2
4.65%, due 5/20/49	2,171,000	2,037,211
Series 2024-1A, Class A2
4.76%, due 3/22/49	618,025	599,934
Series 2023-1A, Class B
5.45%, due 4/20/48	301,849	298,406
Series 2023-2A, Class A2
5.56%, due 11/20/48	557,968	564,739
DB Master Finance LLC
Series 2021-1A, Class A2II
2.493%, due 11/20/51 (a)	272,300	249,921
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A
1.76%, due 4/15/49 (a)	1,031,000	959,307

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I
4.116%, due 7/25/48 (a)	$ 877,385	$ 870,273
Elmwood CLO II Ltd.
Series 2019-2A, Class AR
6.694% (3 Month SOFR + 1.412%), due 4/20/34 (a)(d)	485,000	485,440
Elmwood CLO VI Ltd.
Series 2020-3A, Class ARR
6.719% (3 Month SOFR + 1.38%), due 7/18/37 (a)(d)	2,581,000	2,593,260
Gracie Point International Funding LLC
Series 2024-1A, Class A
7.068% (SOFR 90A + 1.70%), due 3/1/28 (a)(d)	482,000	483,613
HPS Loan Management Ltd.
Series 2021-16A, Class B
7.245% (3 Month SOFR + 1.962%), due 1/23/35 (a)(d)	310,367	310,681
Libra Solutions LLC
Series 2024-1A, Class A
5.88%, due 9/30/38 (a)	327,000	326,968
Logan CLO II Ltd.
Series 2021-2A, Class A
6.694% (3 Month SOFR + 1.412%), due 1/20/35 (a)(d)	761,109	761,355
M&T Equipment Notes (a)
Series 2023-1A, Class A3
5.74%, due 7/15/30	331,000	335,843
Series 2023-1A, Class A2
6.09%, due 7/15/30	316,302	317,373
Madison Park Funding LV Ltd.
Series 2022-55A, Class A1R
6.639% (3 Month SOFR + 1.36%), due 7/18/37 (a)(d)	1,971,512	1,973,365
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class A2RR
6.708% (3 Month SOFR + 1.60%), due 10/16/37 (a)(d)	790,000	790,338
Marlette Funding Trust
Series 2023-2A, Class B
6.54%, due 6/15/33 (a)	338,000	340,710
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A
8.04%, due 9/20/27 (a)	1,065,000	1,070,182
NetCredit Combined Receivables LLC
Series 2024-A, Class A
7.43%, due 10/21/30 (a)	1,648,763	1,660,512
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	514,000	462,488
NRZ Excess Spread-Collateralized Notes (a)
Series 2021-FHT1, Class A
3.104%, due 7/25/26	270,942	261,248

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
NRZ Excess Spread-Collateralized Notes (a)
Series 2020-PLS1, Class A
3.844%, due 12/25/25	$ 136,375	$ 133,819
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1
1.85%, due 11/20/50 (a)	770,816	738,877
OCP CLO Ltd.
Series 2020-18A, Class A2R2
6.804% (3 Month SOFR + 1.57%), due 7/20/37 (a)(d)	602,473	602,007
Octagon Investment Partners 42 Ltd.
Series 2019-3A, Class A2RR
6.836% (3 Month SOFR + 1.56%), due 7/15/37 (a)(d)	250,000	250,478
Octagon Investment Partners 48 Ltd.
Series 2020-3A, Class AR
6.694% (3 Month SOFR + 1.412%), due 10/20/34 (a)(d)	454,000	454,928
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A2R
6.423% (3 Month SOFR + 1.58%), due 10/19/37 (a)(d)	1,138,000	1,138,201
PRET LLC
Series 2023-RN1, Class A1
8.232%, due 9/25/53 (a)(c)	707,205	724,710
PRPM LLC (a)(c)
Series 2021-9, Class A1
2.363%, due 10/25/26	580,965	581,028
Series 2021-10, Class A1
2.487%, due 10/25/26	685,731	683,100
Series 2022-2, Class A1
5.00%, due 3/25/27	1,197,106	1,188,741
RAD CLO 21 Ltd.
Series 2023-21A, Class A
6.875% (3 Month SOFR + 1.59%), due 1/25/33 (a)(d)	835,946	839,714
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
6.702% (3 Month SOFR + 1.40%), due 7/17/37 (a)(d)	2,200,710	2,209,200
Regatta XXIII Funding Ltd. (a)(d)
Series 2021-4A, Class A1
6.694% (3 Month SOFR + 1.412%), due 1/20/35	1,413,000	1,415,119
Series 2021-4A, Class B
7.244% (3 Month SOFR + 1.962%), due 1/20/35	343,955	344,517
RR 21 Ltd.
Series 2022-21A, Class A1AR
6.701% (3 Month SOFR + 1.40%), due 7/15/39 (a)(d)	1,331,120	1,335,760
Sixth Street CLO IX Ltd.
Series 2017-9A, Class AR
6.663% (3 Month SOFR + 1.38%), due 7/21/37 (a)(d)	1,682,000	1,684,523
Taco Bell Funding LLC (a)
Series 2021-1A, Class A2II
2.294%, due 8/25/51	371,385	333,602

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Taco Bell Funding LLC (a)
Series 2021-1A, Class A23
2.542%, due 8/25/51	$ 805,344	$ 689,362
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A1R
6.221% (3 Month SOFR + 1.37%), due 10/21/37 (a)(d)	1,703,000	1,703,296
THL Credit Wind River CLO Ltd.
Series 2019-1A, Class AR
6.704% (3 Month SOFR + 1.422%), due 7/20/34 (a)(d)	448,000	448,475
Upstart Securitization Trust
Series 2022-1, Class A
3.12%, due 3/20/32 (a)	39,468	39,390
Vantage Data Centers Issuer LLC (a)
Series 2020-1A, Class A2
1.645%, due 9/15/45	1,091,000	1,055,189
Series 2021-1A, Class A2
2.165%, due 10/15/46	3,200,644	3,036,680
Vantage Data Centers LLC
Series 2020-2A, Class A2
1.992%, due 9/15/45 (a)	705,000	646,644
Voya CLO Ltd.
Series 2024-4A, Class A2
6.734% (3 Month SOFR + 1.55%), due 7/20/37 (a)(d)	682,703	682,661
Wendy's Funding LLC (a)
Series 2021-1A, Class A2I
2.37%, due 6/15/51	245,652	221,126
Series 2021-1A, Class A2II
2.775%, due 6/15/51	618,230	539,595
Westgate Resorts LLC
Series 2022-1A, Class A
1.788%, due 8/20/36 (a)	131,514	127,906
		69,005,966
Total Asset-Backed Securities (Cost $81,601,985)		82,127,562
Corporate Bonds 11.5%
Aerospace & Defense 0.7%
BAE Systems plc (a)
5.125%, due 3/26/29	590,000	607,069
5.25%, due 3/26/31	221,000	229,704
5.30%, due 3/26/34	862,000	896,439
Boeing Co. (The)
5.15%, due 5/1/30	2,305,000	2,310,537
6.298%, due 5/1/29 (a)	1,251,000	1,316,161
6.388%, due 5/1/31 (a)	1,268,000	1,348,311
6.528%, due 5/1/34 (a)	1,221,000	1,310,457
6.858%, due 5/1/54 (a)	534,000	586,124

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
Boeing Co. (The)
7.008%, due 5/1/64 (a)	$ 704,000	$ 775,652
TransDigm, Inc. (a)
6.375%, due 3/1/29 (e)	382,000	394,117
6.625%, due 3/1/32	1,722,000	1,793,191
		11,567,762
Auto Manufacturers 0.2%
Ford Motor Credit Co. LLC
5.80%, due 3/8/29	1,254,000	1,274,606
6.125%, due 3/8/34	976,000	988,196
7.122%, due 11/7/33	715,000	772,988
7.20%, due 6/10/30	348,000	374,920
7.35%, due 3/6/30	354,000	383,367
		3,794,077
Auto Parts & Equipment 0.0% ‡
ZF North America Capital, Inc. (a)
6.75%, due 4/23/30	174,000	175,482
6.875%, due 4/23/32	660,000	662,325
		837,807
Banks 2.4%
Bank of America Corp.
5.872%, due 9/15/34 (f)	1,130,000	1,219,110
Bank of New York Mellon Corp. (The) (f)
4.947%, due 4/26/27	806,000	813,802
6.474%, due 10/25/34	1,448,000	1,636,548
BNP Paribas SA (a)(f)
2.591%, due 1/20/28	728,000	698,712
5.176%, due 1/9/30 (e)	997,000	1,022,871
Citigroup, Inc. (f)
3.887%, due 1/10/28	2,060,000	2,039,304
5.827%, due 2/13/35 (e)	3,231,000	3,374,284
Series P
5.95%, due 5/15/25 (g)	584,000	584,745
Fifth Third Bancorp
5.631%, due 1/29/32 (f)	373,000	389,605
Goldman Sachs Group, Inc. (The)
3.50%, due 4/1/25 (e)	2,399,000	2,384,150
JPMorgan Chase & Co. (f)
5.012%, due 1/23/30	651,000	667,668
5.04%, due 1/23/28	820,000	833,715
5.299%, due 7/24/29	1,374,000	1,421,682
6.087%, due 10/23/29 (e)	1,391,000	1,482,850
6.254%, due 10/23/34	1,193,000	1,326,845
Morgan Stanley
1.593%, due 5/4/27 (f)	685,000	655,468
2.188%, due 4/28/26 (f)	1,231,000	1,211,723

	Principal Amount	Value
Corporate Bonds
Banks
Morgan Stanley
2.943%, due 1/21/33 (f)	$ 1,008,000	$ 900,393
3.772%, due 1/24/29 (f)	134,000	131,793
4.35%, due 9/8/26	898,000	900,154
5.042%, due 7/19/30 (e)(f)	921,000	946,444
5.164%, due 4/20/29 (e)(f)	1,265,000	1,300,244
5.32%, due 7/19/35 (f)	1,585,000	1,645,900
5.424%, due 7/21/34 (f)	1,150,000	1,199,284
National Australia Bank Ltd.
2.99%, due 5/21/31 (a)	1,708,000	1,519,183
Nordea Bank Abp
5.375%, due 9/22/27 (a)	1,834,000	1,889,629
PNC Financial Services Group, Inc. (The) (f)
5.401%, due 7/23/35	2,345,000	2,445,371
6.875%, due 10/20/34	1,424,000	1,630,450
Sumitomo Mitsui Financial Group, Inc.
5.852%, due 7/13/30 (e)	472,000	504,671
Truist Financial Corp. (f)
5.435%, due 1/24/30	590,000	610,685
5.711%, due 1/24/35 (e)	486,000	511,995
6.047%, due 6/8/27	779,000	799,364
U.S. Bancorp
2.491% (5 Year Treasury Constant Maturity Rate + 0.95%), due 11/3/36 (d)(e)	1,471,000	1,241,417
5.384%, due 1/23/30 (f)	1,259,000	1,307,480
		41,247,539
Beverages 0.0% ‡
Diageo Capital plc
1.375%, due 9/29/25	461,000	447,640
Biotechnology 0.1%
Illumina, Inc.
5.80%, due 12/12/25 (e)	707,000	716,222
Royalty Pharma plc
3.55%, due 9/2/50 (e)	899,000	651,435
		1,367,657
Chemicals 0.2%
Celanese US Holdings LLC
6.55%, due 11/15/30	1,456,000	1,569,406
6.70%, due 11/15/33 (e)	1,419,000	1,552,480
		3,121,886
Computers 0.1%
Booz Allen Hamilton, Inc.
5.95%, due 8/4/33	1,413,000	1,508,160

	Principal Amount	Value
Corporate Bonds
Distribution & Wholesale 0.1%
LKQ Corp. (e)
5.75%, due 6/15/28	$ 1,278,000	$ 1,326,185
6.25%, due 6/15/33	1,199,000	1,271,395
		2,597,580
Diversified Financial Services 1.0%
AerCap Ireland Capital DAC
4.625%, due 10/15/27	610,000	613,358
4.625%, due 9/10/29	856,000	856,424
4.95%, due 9/10/34	698,000	694,178
Blue Owl Finance LLC
6.25%, due 4/18/34 (a)	2,502,000	2,620,300
Capital One Financial Corp. (f)
5.70%, due 2/1/30 (e)	329,000	340,707
5.884%, due 7/26/35 (e)	1,566,000	1,638,880
6.312%, due 6/8/29	546,000	575,126
7.624%, due 10/30/31	1,188,000	1,350,200
Discover Financial Services
7.964%, due 11/2/34 (f)	1,865,000	2,191,344
Jane Street Group
7.125%, due 4/30/31 (a)	1,532,000	1,623,246
LPL Holdings, Inc.
6.00%, due 5/20/34	1,275,000	1,332,715
6.75%, due 11/17/28	1,921,000	2,065,836
Nasdaq, Inc.
5.55%, due 2/15/34	1,947,000	2,053,965
		17,956,279
Electric 0.7%
American Electric Power Co., Inc.
5.625%, due 3/1/33	1,325,000	1,397,938
Duke Energy Corp.
5.45%, due 6/15/34	2,305,000	2,405,583
Duquesne Light Holdings, Inc.
2.775%, due 1/7/32 (a)(e)	1,005,000	868,144
Exelon Corp.
5.45%, due 3/15/34	1,120,000	1,174,830
Georgia Power Co.
4.95%, due 5/17/33	1,077,000	1,107,146
5.25%, due 3/15/34	910,000	954,029
National Grid plc
5.809%, due 6/12/33	1,006,000	1,075,851
Xcel Energy, Inc.
5.45%, due 8/15/33	2,316,000	2,402,769
		11,386,290

	Principal Amount	Value
Corporate Bonds
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	$ 728,000	$ 752,103
6.625%, due 3/15/32 (e)	922,000	960,357
		1,712,460
Electronics 0.1%
Trimble, Inc.
4.75%, due 12/1/24	1,238,000	1,234,612
4.90%, due 6/15/28 (e)	468,000	474,816
6.10%, due 3/15/33	286,000	308,693
		2,018,121
Food 0.2%
Albertsons Cos., Inc.
6.50%, due 2/15/28 (a)	871,000	886,853
JBS USA Holding LUX SARL
3.00%, due 5/15/32	795,000	689,408
3.625%, due 1/15/32	551,000	503,752
Pilgrim's Pride Corp.
6.25%, due 7/1/33 (e)	1,429,000	1,516,113
		3,596,126
Hand & Machine Tools 0.1%
Regal Rexnord Corp.
6.05%, due 4/15/28 (e)	1,026,000	1,066,751
Healthcare-Products 0.3%
Solventum Corp. (a)
5.45%, due 3/13/31	1,945,000	2,005,072
5.60%, due 3/23/34	2,564,000	2,655,243
6.00%, due 5/15/64	901,000	930,404
		5,590,719
Healthcare-Services 1.4%
Centene Corp.
2.45%, due 7/15/28	1,025,000	943,948
3.00%, due 10/15/30	1,079,000	965,950
4.25%, due 12/15/27	3,132,000	3,076,098
HCA, Inc.
3.625%, due 3/15/32	663,000	613,086
5.375%, due 9/1/26	220,000	222,382
5.45%, due 4/1/31 (e)	1,967,000	2,049,422
5.50%, due 6/1/33 (e)	1,130,000	1,173,424
5.60%, due 4/1/34	1,048,000	1,092,066
5.625%, due 9/1/28	310,000	321,854
5.875%, due 2/15/26	286,000	289,001
5.875%, due 2/1/29	459,000	481,048

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
Health Care Service Corp. A Mutual Legal Reserve Co. (a)
2.20%, due 6/1/30	$ 883,000	$ 784,976
5.20%, due 6/15/29	939,000	968,240
5.45%, due 6/15/34	2,116,000	2,200,499
5.875%, due 6/15/54	1,740,000	1,839,168
Humana, Inc.
5.75%, due 4/15/54	857,000	877,205
5.875%, due 3/1/33	334,000	354,574
5.95%, due 3/15/34	558,000	597,168
UnitedHealth Group, Inc.
4.95%, due 1/15/32	2,140,000	2,213,311
5.15%, due 7/15/34	860,000	897,573
5.625%, due 7/15/54	1,409,000	1,511,577
5.75%, due 7/15/64	1,139,000	1,229,558
Universal Health Services, Inc.
2.65%, due 10/15/30	251,000	223,867
		24,925,995
Insurance 0.5%
Aon North America, Inc. (e)
5.30%, due 3/1/31	1,411,000	1,472,050
5.45%, due 3/1/34	2,887,000	3,031,122
Arthur J. Gallagher & Co.
5.45%, due 7/15/34	1,244,000	1,296,144
6.50%, due 2/15/34 (e)	648,000	723,428
Athene Global Funding (a)
2.646%, due 10/4/31	1,063,000	912,156
2.717%, due 1/7/29	1,235,000	1,141,028
Brown & Brown, Inc.
4.95%, due 3/17/52	1,071,000	980,010
		9,555,938
Internet 0.1%
Meta Platforms, Inc.
4.55%, due 8/15/31	436,000	445,769
4.75%, due 8/15/34	1,605,000	1,638,216
		2,083,985
Investment Companies 0.1%
Blackstone Private Credit Fund
7.30%, due 11/27/28 (a)	947,000	1,007,758
Blue Owl Credit Income Corp.
4.70%, due 2/8/27	163,000	159,936
7.95%, due 6/13/28	558,000	596,258
		1,763,952
Leisure Time 0.1%
Royal Caribbean Cruises Ltd.
5.625%, due 9/30/31 (a)	873,000	884,458

	Principal Amount	Value
Corporate Bonds
Media 0.2%
Charter Communications Operating LLC
5.50%, due 4/1/63	$ 1,005,000	$ 818,883
6.65%, due 2/1/34	2,993,000	3,132,578
		3,951,461
Oil & Gas 0.5%
Occidental Petroleum Corp.
5.20%, due 8/1/29	611,000	621,143
5.375%, due 1/1/32	1,406,000	1,425,309
5.55%, due 10/1/34 (e)	1,284,000	1,303,497
6.125%, due 1/1/31 (e)	835,000	881,157
6.625%, due 9/1/30	467,000	503,824
8.875%, due 7/15/30	663,000	782,059
Sunoco LP (a)
7.00%, due 5/1/29	1,457,000	1,522,299
7.25%, due 5/1/32	819,000	868,154
Viper Energy, Inc.
7.375%, due 11/1/31 (a)	1,269,000	1,338,381
		9,245,823
Packaging & Containers 0.1%
Berry Global, Inc.
5.80%, due 6/15/31 (a)	2,122,000	2,207,962
Pharmaceuticals 0.2%
AbbVie, Inc.
5.40%, due 3/15/54 (e)	556,000	589,558
Organon & Co. (a)
6.75%, due 5/15/34 (e)	1,066,000	1,100,933
7.875%, due 5/15/34	1,419,000	1,503,360
		3,193,851
Pipelines 0.4%
Cheniere Energy, Inc.
5.65%, due 4/15/34 (a)	1,344,000	1,390,516
Columbia Pipelines Operating Co. LLC (a)
5.927%, due 8/15/30 (e)	332,000	351,602
6.036%, due 11/15/33	799,000	852,533
6.497%, due 8/15/43	161,000	179,541
6.544%, due 11/15/53	833,000	938,179
DT Midstream, Inc. (a)
4.30%, due 4/15/32	468,000	437,919
4.375%, due 6/15/31 (e)	967,000	915,365
Energy Transfer LP
4.95%, due 6/15/28 (e)	116,000	117,977
5.55%, due 2/15/28	880,000	909,554

	Principal Amount	Value
Corporate Bonds
Pipelines
Hess Midstream Operations LP
5.125%, due 6/15/28 (a)	$ 670,000	$ 662,861
		6,756,047
Real Estate 0.2%
CBRE Services, Inc.
5.95%, due 8/15/34	2,181,000	2,342,329
CoStar Group, Inc.
2.80%, due 7/15/30 (a)	711,000	640,548
		2,982,877
Real Estate Investment Trusts 0.2%
GLP Capital LP
5.30%, due 1/15/29	86,000	87,461
5.375%, due 4/15/26	381,000	382,543
5.625%, due 9/15/34 (e)	2,040,000	2,083,189
Sun Communities Operating LP
2.70%, due 7/15/31 (e)	1,283,000	1,121,894
		3,675,087
Savings & Loans 0.1%
Nationwide Building Society
5.127%, due 7/29/29 (a)	1,635,000	1,683,835
Semiconductors 0.5%
Analog Devices, Inc.
2.95%, due 4/1/25	676,000	670,062
Broadcom, Inc.
4.35%, due 2/15/30	1,124,000	1,121,809
5.05%, due 7/12/29	1,442,000	1,485,379
5.15%, due 11/15/31	916,000	950,582
Foundry JV Holdco LLC
5.875%, due 1/25/34 (a)	1,931,000	1,967,253
Intel Corp.
2.45%, due 11/15/29	433,000	389,767
5.125%, due 2/10/30	576,000	588,512
Marvell Technology, Inc.
1.65%, due 4/15/26	793,000	759,722
4.875%, due 6/22/28	883,000	891,565
5.75%, due 2/15/29	612,000	642,096
		9,466,747
Software 0.5%
Cadence Design Systems, Inc.
4.30%, due 9/10/29	789,000	792,094
4.70%, due 9/10/34	946,000	951,899
Constellation Software, Inc. (a)
5.158%, due 2/16/29 (e)	391,000	403,050

	Principal Amount	Value
Corporate Bonds
Software
Constellation Software, Inc. (a)
5.461%, due 2/16/34	$ 1,136,000	$ 1,187,484
Fiserv, Inc.
4.75%, due 3/15/30	555,000	565,704
5.15%, due 8/12/34	2,198,000	2,253,788
MSCI, Inc. (a)
3.625%, due 9/1/30 (e)	1,643,000	1,543,745
3.875%, due 2/15/31 (e)	1,122,000	1,061,700
4.00%, due 11/15/29	295,000	286,189
		9,045,653
Telecommunications 0.1%
AT&T, Inc.
3.65%, due 9/15/59	105,000	76,184
T-Mobile USA, Inc.
4.85%, due 1/15/29	934,000	953,650
		1,029,834
Total Corporate Bonds (Cost $197,597,634)		202,270,359
Foreign Government Bond 0.0% ‡
France 0.0% ‡
Electricite de France SA
5.70%, due 5/23/28 (a)	557,000	579,905
Total Foreign Government Bond (Cost $557,540)		579,905
Loan Assignments 0.6%
Capital Equipment 0.1%
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
7.557% (3 Month SOFR + 2.50%), due 8/4/31 (d)	1,943,710	1,939,457
Cargo Transport 0.1%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
6.604% (3 Month SOFR + 2.00%), due 4/10/31 (d)	2,447,907	2,442,169
Energy (Electricity) 0.2%
Alpha Generation LLC
First Lien Term Loan B
6.947% (1 Year SOFR + 2.75%), due 9/30/31 (d)	992,000	992,000

	Principal Amount	Value
Loan Assignments
Energy (Electricity)
Lightning Power LLC
First Lien Initial Term Loan B
8.346% (3 Month SOFR + 3.25%), due 8/18/31 (d)	$ 1,804,000	$ 1,807,007
		2,799,007
Healthcare 0.1%
Medline Borrower LP
First Lien Dollar Incremental Term Loan
7.095% (1 Month SOFR + 2.25%), due 10/23/28 (d)	1,522,000	1,520,098
Services Business 0.1%
Amazon Holdco, Inc.
First Lien Term Loan B
7.305% (1 Year SOFR + 2.25%), due 9/29/31 (d)	1,168,000	1,163,620
Total Loan Assignments (Cost $9,855,400)		9,864,351
Mortgage-Backed Securities 5.7%
Agency (Collateralized Mortgage Obligations) 0.1%
CIM Trust
Series 2021-NR4, Class A1
2.816%, due 10/25/61 (a)(c)	198,245	197,325
Croton Park CLO Ltd.
(zero coupon), due 10/15/36 (h)	1,080,000	1,080,000
FNMA
REMIC, Series 2018-27, Class EA
3.00%, due 5/25/48	453,995	411,136
REMIC, Series 2019-71, Class P
3.00%, due 11/25/49	665,125	602,170
		2,290,631
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.7%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A
6.277% (1 Month SOFR + 1.18%), due 9/15/34 (a)(d)	699,152	681,728
BAMLL Re-REMIC Trust (a)(b)
Series 2024-FRR3, Class E
0.504%, due 1/27/50	589,014	488,243
Series 2024-FRR3, Class D
0.587%, due 1/27/50	411,536	349,724
Series 2024-FRR3, Class C
0.66%, due 1/27/50	542,991	474,523
Series 2024-FRR2, Class E
1.273%, due 7/27/50	438,000	325,176
Series 2024-FRR4, Class F
1.514%, due 11/27/48	281,000	255,411

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BAMLL Re-REMIC Trust (a)(b)
Series 2024-FRR4, Class E
1.614%, due 11/27/48	$ 143,000	$ 131,745
BBCMS Trust
Series 2015-SRCH, Class A2
4.197%, due 8/10/35 (a)	875,000	834,436
BPR Trust (a)
Series 2022-OANA, Class A
6.995% (1 Month SOFR + 1.898%), due 4/15/37 (d)	1,358,000	1,362,244
Series 2023-BRK2, Class A
7.146%, due 10/5/38 (b)	1,329,000	1,396,581
BX Commercial Mortgage Trust (a)(d)
Series 2021-VINO, Class A
5.864% (1 Month SOFR + 0.767%), due 5/15/38	806,744	802,206
Series 2020-VKNG, Class A
6.141% (1 Month SOFR + 1.044%), due 10/15/37	179,493	179,044
Series 2021-VOLT, Class B
6.161% (1 Month SOFR + 1.064%), due 9/15/36	937,000	928,216
Series 2024-AIR2, Class A
6.592% (1 Month SOFR + 1.492%), due 10/15/41	1,792,000	1,792,000
Series 2024-AIRC, Class A
6.788% (1 Month SOFR + 1.691%), due 8/15/39	2,458,000	2,461,072
Series 2021-VOLT, Class D
6.861% (1 Month SOFR + 1.764%), due 9/15/36	984,000	973,545
Series 2024-AIRC, Class C
7.686% (1 Month SOFR + 2.59%), due 8/15/39	758,000	759,895
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	284,000	264,204
Series 2019-OC11, Class C
3.856%, due 12/9/41	564,000	525,057
Series 2022-FOX2, Class A2
5.846% (1 Month SOFR + 0.749%), due 4/15/39 (d)	972,120	955,108
Series 2021-LBA, Class AJV
6.011% (1 Month SOFR + 0.914%), due 2/15/36 (d)	1,118,000	1,112,759
Series 2021-LBA, Class AV
6.011% (1 Month SOFR + 0.914%), due 2/15/36 (d)	887,288	879,802
Series 2024-VLT4, Class A
6.588% (1 Month SOFR + 1.491%), due 7/15/29 (d)	1,621,595	1,621,595
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (a)	396,000	381,172
CENT Trust
Series 2023-CITY, Class A
7.717% (1 Month SOFR + 2.62%), due 9/15/38 (a)(d)	1,337,000	1,339,507
Commercial Mortgage Trust
Series 2024-WCL1, Class A
6.924% (1 Month SOFR + 1.841%), due 6/15/41 (a)(d)	1,646,171	1,639,483

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
CONE Trust (a)(d)
Series 2024-DFW1, Class A
6.738% (1 Month SOFR + 1.642%), due 8/15/41	$ 1,117,000	$ 1,117,000
Series 2024-DFW1, Class B
7.387% (1 Month SOFR + 2.291%), due 8/15/41	821,377	821,377
DATA Mortgage Trust
Series 2024-CTR2, Class A
5.476%, due 5/10/46 (a)(i)	445,544	455,326
Extended Stay America Trust
Series 2021-ESH, Class A
6.291% (1 Month SOFR + 1.194%), due 7/15/38 (a)(d)	481,159	480,558
FREMF Mortgage Trust (a)
Series 2017-K729, Class D
(zero coupon), due 11/25/49	690,821	675,911
Series 2017-K729, Class X2A
0.10%, due 11/25/49 (j)	2,275,925	5
Series 2017-K729, Class X2B
0.10%, due 11/25/49 (j)	1,738,317	94
GWT
Series 2024-WLF2, Class A
6.788% (1 Month SOFR + 1.691%), due 5/15/41 (a)(d)	1,936,000	1,936,000
Hudsons Bay Simon JV Trust (a)
Series 2015-HB7, Class A7
3.914%, due 8/5/34	227,324	221,727
Series 2015-HB10, Class A10
4.155%, due 8/5/34	521,485	501,472
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2020-ACE, Class A
3.287%, due 1/10/37	1,235,000	1,225,044
Series 2020-ACE, Class B
3.64%, due 1/10/37	840,000	830,335
LBA Trust
Series 2024-BOLT, Class A
6.688% (1 Month SOFR + 1.591%), due 6/15/26 (a)(d)	1,294,627	1,294,627
LEX Mortgage Trust
Series 2024-BBG, Class A
4.874%, due 10/13/33 (a)(i)	394,000	393,380
Life Mortgage Trust (a)(d)
Series 2021-BMR, Class A
5.911% (1 Month SOFR + 0.814%), due 3/15/38	1,671,927	1,644,940
Series 2021-BMR, Class C
6.311% (1 Month SOFR + 1.214%), due 3/15/38	732,856	719,207
Series 2022-BMR2, Class A1
6.392% (1 Month SOFR + 1.295%), due 5/15/39	1,231,000	1,197,147
Series 2022-BMR2, Class B
6.89% (1 Month SOFR + 1.794%), due 5/15/39	357,000	340,154

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
MHC Commercial Mortgage Trust (a)(d)
Series 2021-MHC, Class A
6.012% (1 Month SOFR + 0.915%), due 4/15/38	$ 1,394,837	$ 1,388,735
Series 2021-MHC, Class C
6.562% (1 Month SOFR + 1.465%), due 4/15/38	787,631	782,709
NCMF Trust
Series 2022-MFP, Class A
6.839% (1 Month SOFR + 1.742%), due 3/15/39 (a)(d)	639,000	633,957
NRTH Mortgage Trust
Series 2024-PARK, Class A
6.738% (1 Month SOFR + 1.641%), due 3/15/39 (a)(d)	2,293,000	2,294,031
OPEN Trust
Series 2023-AIR, Class C
10.332% (1 Month SOFR + 5.236%), due 10/15/28 (a)(d)	294,036	296,241
SMRT
Series 2022-MINI, Class A
6.097% (1 Month SOFR + 1.00%), due 1/15/39 (a)(d)	1,975,000	1,957,761
SREIT Trust
Series 2021-MFP, Class A
5.942% (1 Month SOFR + 0.845%), due 11/15/38 (a)(d)	130,133	129,483
Trust (The)
Series 2023-MIC, Class A
8.732%, due 12/5/38 (a)(i)	933,823	1,029,048
TYSN Mortgage Trust
Series 2023-CRNR, Class A
6.799%, due 12/10/33 (a)(i)	1,489,099	1,574,612
VASA Trust
Series 2021-VASA, Class A
6.111% (1 Month SOFR + 1.014%), due 7/15/39 (a)(d)	525,000	485,625
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A
6.361% (1 Month SOFR + 1.264%), due 2/15/40 (a)(d)	219,896	218,247
		47,559,229
Whole Loan (Collateralized Mortgage Obligations) 2.9%
A&D Mortgage Trust
Series 2023-NQM2, Class A1
6.132%, due 5/25/68 (a)(c)	808,805	813,585
ABL
Series 2024-RTL1, Class A1
6.075%, due 9/25/29 (a)(c)	542,000	541,829
Angel Oak Mortgage Trust (a)
Series 2020-3, Class A2
2.41%, due 4/25/65 (b)	136,513	129,101
Series 2019-5, Class A1
2.593%, due 10/25/49 (b)	47,600	46,505
Series 2019-6, Class A1
2.62%, due 11/25/59 (b)	121,083	118,486

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Angel Oak Mortgage Trust (a)
Series 2024-3, Class A1
4.80%, due 11/26/68 (c)	$ 274,732	$ 273,866
Series 2024-5, Class A1
4.95%, due 7/25/68 (c)	1,612,780	1,610,010
AOMT
Series 2024-6, Class A1
4.65%, due 11/25/67 (a)(c)	1,763,615	1,746,256
Bayview MSR Opportunity Master Fund Trust (a)
Series 2022-2, Class A1
3.00%, due 12/25/51 (b)	1,234,921	1,080,700
Series 2021-5, Class AF
5.00% (SOFR 30A + 0.85%), due 11/25/51 (d)	812,149	755,078
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1
6.48% (SOFR 30A + 1.20%), due 2/25/50 (a)(d)	815,470	797,571
COLT Mortgage Loan Trust
Series 2020-3, Class A1
1.506%, due 4/27/65 (a)(b)	38,412	36,960
Connecticut Avenue Securities Trust (a)(d)
Series 2024-R05, Class 2M1
6.28% (SOFR 30A + 1.00%), due 7/25/44	461,285	461,287
Series 2024-R01, Class 1M1
6.33% (SOFR 30A + 1.05%), due 1/25/44	594,797	595,125
Series 2024-R04, Class 1M1
6.38% (SOFR 30A + 1.10%), due 5/25/44	598,127	598,125
Series 2024-R03, Class 2M1
6.413% (SOFR 30A + 1.15%), due 3/25/44	390,711	390,856
Series 2023-R08, Class 1M1
6.78% (SOFR 30A + 1.50%), due 10/25/43	611,636	613,381
Series 2021-R03, Class 1M2
6.93% (SOFR 30A + 1.65%), due 12/25/41	612,000	616,381
Series 2023-R06, Class 1M1
6.98% (SOFR 30A + 1.70%), due 7/25/43	640,149	642,521
Series 2022-R05, Class 2M1
7.18% (SOFR 30A + 1.90%), due 4/25/42	381,131	383,418
Series 2023-R07, Class 2M1
7.213% (SOFR 30A + 1.95%), due 9/25/43	299,023	301,104
Series 2023-R04, Class 1M1
7.563% (SOFR 30A + 2.30%), due 5/25/43	746,451	764,728
Series 2022-R09, Class 2M1
7.763% (SOFR 30A + 2.50%), due 9/25/42	830,634	846,537
Series 2022-R02, Class 2M2
8.28% (SOFR 30A + 3.00%), due 1/25/42	706,000	724,455
Series 2022-R05, Class 2M2
8.28% (SOFR 30A + 3.00%), due 4/25/42	521,000	537,932

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(d)
Series 2021-DNA7, Class M1
6.13% (SOFR 30A + 0.85%), due 11/25/41	$ 375,607	$ 375,264
Series 2021-HQA4, Class M1
6.23% (SOFR 30A + 0.95%), due 12/25/41	964,029	961,000
Series 2024-DNA2, Class M1
6.48% (SOFR 30A + 1.20%), due 5/25/44	865,864	865,762
Series 2022-DNA2, Class M1A
6.58% (SOFR 30A + 1.30%), due 2/25/42	154,682	154,990
Series 2021-DNA6, Class M2
6.78% (SOFR 30A + 1.50%), due 10/25/41	316,549	318,280
Series 2023-HQA3, Class M1
7.13% (SOFR 30A + 1.85%), due 11/25/43	556,603	560,937
Series 2022-DNA3, Class M1A
7.28% (SOFR 30A + 2.00%), due 4/25/42	167,673	169,883
Series 2023-HQA2, Class M1A
7.28% (SOFR 30A + 2.00%), due 6/25/43	76,396	76,797
Series 2023-DNA2, Class M1A
7.363% (SOFR 30A + 2.10%), due 4/25/43	324,784	329,720
Series 2021-HQA3, Class M2
7.38% (SOFR 30A + 2.10%), due 9/25/41	337,312	339,896
Series 2022-HQA1, Class M1A
7.38% (SOFR 30A + 2.10%), due 3/25/42	922,432	928,778
Series 2022-HQA3, Class M1A
7.58% (SOFR 30A + 2.30%), due 8/25/42	288,630	295,418
Series 2021-HQA4, Class M2
7.63% (SOFR 30A + 2.35%), due 12/25/41	424,405	429,771
Flagstar Mortgage Trust
Series 2021-13IN, Class A2
3.00%, due 12/30/51 (a)(b)	692,568	605,213
FNMA
REMIC, Series 2021-R02, Class 2M2
7.28% (SOFR 30A + 2.00%), due 11/25/41 (a)(d)	1,891,000	1,898,091
GCAT Trust (a)(b)
Series 2022-INV1, Class A1
3.00%, due 12/25/51	1,665,882	1,461,964
Series 2023-INV1, Class A1
6.00%, due 8/25/53	1,287,209	1,295,858
Series 2024-INV1, Class 2A2
6.50%, due 1/25/54	1,159,347	1,176,181
Homeward Opportunities Fund Trust (a)(c)
Series 2024-RRTL2, Class A1
5.989%, due 9/25/39	766,000	770,805
Series 2024-RTL1, Class A1
7.12%, due 7/25/29	1,622,000	1,645,060
Imperial Fund Mortgage Trust
Series 2023-NQM1, Class A1
5.941%, due 2/25/68 (a)(c)	612,190	614,411

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
LHOME Mortgage Trust (a)(c)
Series 2024-RTL4, Class A1
5.921%, due 7/25/39	$ 1,641,092	$ 1,662,016
Series 2024-RTL3, Class A1
6.90%, due 5/25/29	540,453	551,048
Series 2024-RTL2, Class A1
7.128%, due 3/25/29	421,362	429,635
Series 2022-RTL3, Class A1
8.15%, due 11/25/27	2,340,000	2,360,884
Mello Mortgage Capital Acceptance (a)
Series 2022-INV1, Class A2
3.00%, due 3/25/52 (b)	422,342	369,599
Series 2024-SD1, Class A1
4.00%, due 4/25/54 (c)	600,013	581,780
Series 2021-INV2, Class A11
5.00% (SOFR 30A + 0.95%), due 8/25/51 (d)	597,272	557,756
Series 2021-INV3, Class A11
5.00% (SOFR 30A + 0.95%), due 10/25/51 (d)	739,734	690,925
New Residential Mortgage Loan Trust (a)
Series 2018-2A, Class A1
4.50%, due 2/25/58 (b)	105,874	104,886
Series 2024-NQM2, Class A1
5.117%, due 9/25/64 (b)	1,204,000	1,206,563
Series 2024-RTL2, Class A1
5.443%, due 9/25/39 (c)	627,000	625,955
OBX Trust (a)(b)
Series 2022-INV1, Class A1
3.00%, due 12/25/51	263,461	230,559
Series 2022-INV1, Class A18
3.00%, due 12/25/51	697,313	602,351
Oceanview Mortgage Trust
Series 2022-1, Class A1
3.00%, due 12/25/51 (a)(b)	437,866	383,184
PRPM LLC (a)(c)
Series 2024-RCF2, Class A1
3.75%, due 3/25/54	381,732	372,327
Series 2020-4, Class A1
5.61%, due 10/25/25	453,769	453,770
RCKT Mortgage Trust (a)
Series 2021-3, Class A21
5.00% (SOFR 30A + 0.80%), due 7/25/51 (d)	527,452	488,820
Series 2024-CES7, Class A1A
5.158%, due 10/25/44 (c)	1,892,000	1,889,228
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (c)	1,540,034	1,558,992
Series 2023-CES1, Class A1A
6.515%, due 6/25/43 (b)	419,621	422,734

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Saluda Grade Alternative Mortgage Trust (a)
Series 2024-FIG5, Class A
6.255%, due 4/25/54 (b)	$ 702,347	$ 717,882
Series 2024-CES1, Class A1
6.306%, due 3/25/54 (b)	628,955	638,125
Series 2024-RTL6, Class A1
7.439%, due 7/25/30 (c)	1,239,333	1,257,887
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1
4.75%, due 9/25/60 (a)(b)	244,048	240,999
Sequoia Mortgage Trust (a)
Series 2013-5, Class A1
2.50%, due 5/25/43 (i)	149,684	131,343
Series 2020-2, Class A19
3.50%, due 3/25/50 (b)	54,076	49,145
UWM Mortgage Trust
Series 2021-INV1, Class A9
5.00% (SOFR 30A + 0.90%), due 8/25/51 (a)(d)	715,648	666,647
		49,944,916
Total Mortgage-Backed Securities (Cost $100,041,255)		99,794,776
U.S. Government & Federal Agencies 14.9%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.0%
FHLMC Gold Pools, 30 Year
4.00%, due 9/1/48	89,069	86,759
FHLMC Gold Pools, Other
4.50%, due 5/1/44	265,328	266,071
4.50%, due 3/1/50	389,432	376,693
UMBS Pool, 15 Year
2.50%, due 12/1/33	590,785	567,510
2.50%, due 11/1/34	108,669	102,900
2.50%, due 11/1/34	158,606	150,031
2.50%, due 6/1/37	1,449,045	1,364,778
3.00%, due 5/1/31	472,703	461,455
3.00%, due 9/1/32	123,239	119,711
3.00%, due 10/1/32	42,840	41,614
3.00%, due 1/1/33	70,535	68,456
3.00%, due 10/1/34	76,731	74,234
3.00%, due 10/1/34	151,236	146,316
UMBS Pool, 30 Year
2.50%, due 8/1/50	56,674	50,159
2.50%, due 8/1/50	22,840	20,214
2.50%, due 9/1/50	103,110	91,258
2.50%, due 5/1/51	614,559	536,086
2.50%, due 6/1/51	1,081,164	951,700
2.50%, due 8/1/51	151,700	132,224

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 30 Year
2.50%, due 9/1/51	$ 2,052,631	$ 1,796,355
2.50%, due 10/1/51	2,512,023	2,191,830
2.50%, due 11/1/51	796,162	697,759
2.50%, due 1/1/52	141,114	124,395
2.50%, due 1/1/52	219,004	193,083
2.50%, due 2/1/52	337,854	296,837
2.50%, due 2/1/52	13,046	11,373
2.50%, due 3/1/52	53,151	46,699
2.50%, due 3/1/52	1,761,854	1,537,062
2.50%, due 5/1/52	674,694	583,504
2.50%, due 5/1/52	741,669	647,356
3.00%, due 8/1/49	38,532	34,645
3.00%, due 12/1/49	42,699	39,048
3.00%, due 12/1/49	99,880	91,279
3.00%, due 2/1/52	184,734	168,736
3.00%, due 2/1/52	124,303	113,540
3.00%, due 3/1/52	183,778	167,863
3.00%, due 6/1/52	70,660	64,559
3.50%, due 7/1/46	74,850	71,385
3.50%, due 12/1/47	599,319	568,425
3.50%, due 2/1/48	138,963	131,619
3.50%, due 3/1/50	2,961	2,791
3.50%, due 4/1/52	52,052	49,474
3.50%, due 4/1/52	56,875	54,076
3.50%, due 4/1/52	190,866	180,918
3.50%, due 4/1/52	191,719	181,780
3.50%, due 4/1/52	173,132	164,240
3.50%, due 6/1/52	367,351	349,990
4.00%, due 3/1/47	22,161	21,638
4.00%, due 3/1/48	95,973	94,312
4.00%, due 4/1/48	1,650	1,605
4.00%, due 4/1/48	149,784	146,934
4.00%, due 5/1/48	309,518	301,061
4.00%, due 11/1/48	28,091	27,323
4.00%, due 12/1/48	337,709	328,601
4.00%, due 3/1/50	342,243	332,890
4.50%, due 3/1/48	100,045	99,270
4.50%, due 12/1/48	139,766	141,213
4.50%, due 6/1/49	24,481	24,444
4.50%, due 7/1/49	193,386	192,375
4.50%, due 7/1/49	31,225	31,042
4.50%, due 8/1/49	173,875	172,895
4.50%, due 1/1/50	32,028	31,821
4.50%, due 1/1/50	116,872	116,316
4.50%, due 9/1/50	976,571	969,755
4.50%, due 3/1/52	17,470	17,198
5.00%, due 9/1/48	8,196	8,352

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 30 Year
5.00%, due 8/1/52	$ 785,682	$ 800,915
5.00%, due 10/1/52	22,016	22,220
5.00%, due 10/1/52	713,485	721,851
5.00%, due 1/1/53	35,504	35,767
5.00%, due 1/1/53	40,833	41,312
5.00%, due 3/1/53	149,655	150,763
5.00%, due 3/1/53	142,927	143,897
5.00%, due 4/1/53	179,537	181,642
5.00%, due 5/1/53	367,148	371,002
5.00%, due 5/1/53	203,247	205,380
5.00%, due 5/1/53	39,301	39,654
5.00%, due 6/1/53	58,052	58,661
5.00%, due 6/1/53	53,144	53,122
5.00%, due 6/1/53	140,133	140,142
5.00%, due 6/1/53	111,927	111,882
5.00%, due 6/1/53	130,911	130,848
5.00%, due 5/1/54	250,665	251,184
5.50%, due 9/1/52	429,373	447,099
5.50%, due 10/1/52	25,516	26,193
5.50%, due 5/1/53	331,293	344,152
5.50%, due 5/1/53	31,500	32,387
5.50%, due 6/1/53	71,630	73,647
5.50%, due 6/1/53	111,547	113,048
5.50%, due 6/1/53	86,423	87,528
5.50%, due 6/1/53	135,194	137,081
5.50%, due 6/1/53	107,062	108,515
5.50%, due 7/1/53	265,007	268,536
5.50%, due 7/1/53	392,211	403,256
5.50%, due 7/1/53	226,372	232,570
5.50%, due 9/1/53	393,057	408,315
5.50%, due 4/1/54	268,970	279,080
6.00%, due 4/1/40	274,577	289,549
6.00%, due 9/1/53	3,064,771	3,182,738
6.00%, due 9/1/53	2,350,744	2,460,256
6.00%, due 10/1/53	1,721,019	1,763,875
6.50%, due 11/1/53	1,049,674	1,112,253
		34,458,155
Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.1%
FNMA, Other
2.50%, due 3/1/62	3,620,265	3,015,234
3.00%, due 2/1/43	11,432	10,665
3.00%, due 5/1/43	61,979	57,821
3.00%, due 2/1/57	718,896	639,785
3.00%, due 6/1/57	11,276	10,009
3.50%, due 8/1/56	870,563	804,235
4.50%, due 6/1/45	97,415	97,687

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
FNMA, Other
4.50%, due 7/1/50	$ 856,339	$ 828,036
5.00%, due 7/1/44	161,626	164,713
UMBS, 15 Year
2.50%, due 11/1/34	155,071	146,685
2.50%, due 12/1/36	1,264,135	1,191,547
3.00%, due 10/1/34	62,860	60,761
3.00%, due 11/1/34	15,857	15,341
3.00%, due 12/1/34	14,787	14,306
UMBS, 30 Year
2.00%, due 7/1/51	197,949	164,626
2.50%, due 8/1/50	106,607	94,354
2.50%, due 8/1/50	3,510,653	3,094,946
2.50%, due 1/1/52	722,475	634,808
2.50%, due 2/1/52	3,474,258	3,052,464
2.50%, due 2/1/52	3,285,088	2,866,915
2.50%, due 2/1/52	1,761,151	1,529,309
2.50%, due 3/1/52	537,900	472,653
2.50%, due 3/1/52	1,445,014	1,269,571
2.50%, due 3/1/52	41,899	36,935
2.50%, due 3/1/52	106,840	93,869
2.50%, due 3/1/52	96,275	84,587
2.50%, due 3/1/52	1,420,861	1,248,443
2.50%, due 3/1/52	124,647	109,514
2.50%, due 3/1/52	1,368,674	1,194,140
2.50%, due 5/1/52	3,580,996	3,133,786
3.00%, due 1/1/43	39,405	36,543
3.00%, due 3/1/47	368,459	338,615
3.00%, due 8/1/49	145,359	130,707
3.00%, due 9/1/49	669,063	611,350
3.00%, due 9/1/49	31,854	29,302
3.00%, due 7/1/50	1,092,124	996,559
3.00%, due 2/1/52	80,347	72,849
3.00%, due 2/1/52	582,041	527,701
3.00%, due 3/1/52	656,671	596,730
3.00%, due 4/1/52	570,262	520,876
3.00%, due 4/1/52	486,397	444,213
3.00%, due 4/1/52	1,216,087	1,107,796
3.00%, due 6/1/52	749,866	674,952
3.00%, due 6/1/52	81,729	74,114
3.00%, due 7/1/52	832,538	754,957
3.00%, due 7/1/52	341,844	309,991
3.50%, due 8/1/47	59,703	57,145
3.50%, due 12/1/47	17,913	17,145
3.50%, due 12/1/47	25,150	24,031
3.50%, due 1/1/48	153,366	145,862
3.50%, due 3/1/48	29,427	28,124
3.50%, due 1/1/52	163,402	155,471

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.50%, due 2/1/52	$ 428,536	$ 407,576
3.50%, due 3/1/52	2,585,439	2,452,884
3.50%, due 3/1/52	291,563	277,213
3.50%, due 4/1/52	88,620	84,313
3.50%, due 4/1/52	260,064	247,264
3.50%, due 4/1/52	480,651	456,006
3.50%, due 4/1/52	84,337	79,794
3.50%, due 4/1/52	156,252	148,196
3.50%, due 4/1/52	363,469	344,644
3.50%, due 5/1/52	265,128	251,309
3.50%, due 6/1/52	1,575,166	1,493,958
3.50%, due 6/1/52	897,697	853,239
3.50%, due 7/1/52	227,770	215,770
3.50%, due 7/1/52	79,526	75,685
3.50%, due 8/1/52	156,559	148,578
4.00%, due 5/1/45	38,981	37,830
4.00%, due 1/1/48	347,535	341,597
4.00%, due 1/1/48	633,357	620,747
4.00%, due 3/1/48	105,602	103,797
4.00%, due 11/1/48	311,678	302,929
4.00%, due 12/1/48	47,657	46,355
4.00%, due 3/1/49	151,567	147,429
4.00%, due 4/1/50	121,979	118,403
4.00%, due 8/1/50	108,093	104,972
4.00%, due 3/1/51	26,192	25,476
4.00%, due 5/1/52	537,270	522,588
4.50%, due 11/1/42	46,317	46,846
4.50%, due 10/1/44	144,016	145,460
4.50%, due 3/1/45	222,797	224,871
4.50%, due 3/1/48	108,646	108,246
4.50%, due 8/1/48	59,975	59,560
4.50%, due 6/1/49	18,230	18,134
4.50%, due 8/1/49	28,628	28,461
4.50%, due 1/1/50	39,121	38,830
4.50%, due 10/1/50	641,487	638,088
4.50%, due 12/1/50	880,356	873,860
4.50%, due 4/1/52	20,811	20,475
4.50%, due 4/1/52	40,714	40,063
4.50%, due 4/1/52	71,024	69,919
4.50%, due 4/1/52	83,914	83,024
4.50%, due 4/1/52	32,316	31,813
4.50%, due 4/1/52	36,986	36,411
4.50%, due 5/1/52	112,723	110,970
4.50%, due 7/1/52	408,671	402,490
4.50%, due 7/1/53	431,474	432,438
4.50%, due 8/1/53	336,532	336,859
5.00%, due 5/1/48	89,298	90,933

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
5.00%, due 10/1/52	$ 159,589	$ 161,459
5.00%, due 10/1/52	357,880	362,075
5.00%, due 1/1/53	218,385	220,944
5.00%, due 1/1/53	71,001	71,570
5.00%, due 2/1/53	86,027	87,035
5.00%, due 3/1/53	51,692	52,042
5.00%, due 4/1/53	100,357	101,100
5.00%, due 5/1/53	51,124	51,502
5.00%, due 6/1/53	72,735	73,498
5.00%, due 6/1/53	61,989	62,448
5.00%, due 8/1/53	61,951	62,577
5.00%, due 7/1/54	2,387,122	2,392,055
5.50%, due 3/1/53	15,056	15,442
5.50%, due 4/1/53	7,624	7,815
5.50%, due 5/1/53	7,303	7,508
5.50%, due 5/1/53	14,064	14,425
5.50%, due 6/1/53	30,477	31,336
5.50%, due 6/1/53	1,906,050	1,959,749
5.50%, due 7/1/53	87,489	89,886
5.50%, due 7/1/53	52,689	54,133
5.50%, due 7/1/53	4,163,915	4,254,679
5.50%, due 9/1/53	3,197,787	3,285,377
5.50%, due 11/1/53	553,437	574,240
5.50%, due 3/1/54	1,006,201	1,044,025
6.00%, due 2/1/37	17,155	18,092
6.00%, due 1/1/54	1,382,049	1,454,143
6.00%, due 3/1/54	1,178,483	1,239,964
UMBS, Single Family, 30 Year TBA (k)
2.50%, due 10/25/54	9,800,000	8,458,248
3.00%, due 10/25/54	10,528,812	9,448,774
4.00%, due 10/25/54	6,382,009	6,128,537
		89,323,759
Government National Mortgage Association (Mortgage Pass-Through Securities) 1.5%
GNMA I, 30 Year
4.00%, due 1/15/45	329,238	325,789
4.50%, due 8/15/46	376,161	377,625
GNMA I, Single Family, 30 Year
4.00%, due 7/15/47	256,225	250,324
4.00%, due 8/15/47	32,238	31,663
4.00%, due 11/15/47	20,105	19,823
4.00%, due 12/15/47	62,730	61,251
GNMA II, 30 Year
2.50%, due 1/20/52	2,881,152	2,504,583
GNMA II, Single Family, 30 Year
2.50%, due 3/20/51	2,325,265	2,052,340
2.50%, due 10/15/54 TBA (k)	4,400,314	3,877,607

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA II, Single Family, 30 Year
3.00%, due 11/20/46	$ 1,838,871	$ 1,697,632
3.00%, due 4/20/51	1,776,571	1,622,052
3.00%, due 7/20/51	1,198,995	1,093,906
3.00%, due 8/20/51	2,745,102	2,504,743
3.50%, due 5/20/49	2,432,463	2,309,110
4.00%, due 8/20/47	13,447	13,044
4.00%, due 8/20/47	44,136	42,773
4.00%, due 8/20/47	13,046	12,655
4.00%, due 6/20/48	163,367	159,759
4.00%, due 10/15/54 TBA (k)	3,120,650	3,016,941
4.50%, due 2/20/48	33,262	33,317
4.50%, due 5/20/48	29,167	28,853
4.50%, due 5/20/48	70,218	69,505
4.50%, due 10/15/54 TBA (k)	1,844,638	1,821,329
5.00%, due 8/20/48	188,015	190,759
5.00%, due 10/15/54 TBA (k)	1,144,836	1,146,669
		25,264,052
United States Treasury Bonds 2.9%
U.S. Treasury Bonds
4.125%, due 8/15/44 (e)	36,263,000	35,979,696
4.625%, due 5/15/54	14,268,000	15,476,321
		51,456,017
United States Treasury Notes 3.4%
U.S. Treasury Notes
3.375%, due 9/15/27	3,981,000	3,960,784
3.50%, due 9/30/26	5,253,000	5,238,431
3.50%, due 9/30/29	35,896,000	35,789,434
3.625%, due 9/30/31	1,932,000	1,928,377
3.875%, due 8/15/34	8,344,300	8,402,971
4.625%, due 6/30/26	4,729,000	4,801,782
		60,121,779
Total U.S. Government & Federal Agencies (Cost $260,887,800)		260,623,762
Total Long-Term Bonds (Cost $650,541,614)		655,260,715

	Shares

Common Stocks 62.0%
Aerospace & Defense 0.9%
General Dynamics Corp.	19,318	5,837,899
General Electric Co.	49,134	9,265,690
		15,103,589

	Shares	Value
Common Stocks
Banks 1.2%
JPMorgan Chase & Co.	103,235	$ 21,768,132
Beverages 1.0%
Constellation Brands, Inc., Class A	34,688	8,938,751
Monster Beverage Corp. (l)	172,619	9,005,533
		17,944,284
Biotechnology 2.0%
AbbVie, Inc.	73,721	14,558,423
Amgen, Inc.	34,709	11,183,587
Vertex Pharmaceuticals, Inc. (l)	20,465	9,517,862
		35,259,872
Broadline Retail 2.5%
Amazon.com, Inc. (l)	233,803	43,564,513
Building Products 0.7%
Trane Technologies plc	28,997	11,272,004
Capital Markets 2.3%
Charles Schwab Corp. (The)	52,322	3,390,989
CME Group, Inc.	47,035	10,378,273
Goldman Sachs Group, Inc. (The)	6,847	3,390,018
Intercontinental Exchange, Inc.	41,731	6,703,668
Moody's Corp.	7,408	3,515,763
Morgan Stanley	129,781	13,528,371
		40,907,082
Chemicals 0.4%
Corteva, Inc.	124,944	7,345,458
Communications Equipment 0.3%
Motorola Solutions, Inc.	11,917	5,358,241
Consumer Finance 1.6%
American Express Co.	104,919	28,454,033
Consumer Staples Distribution & Retail 1.1%
Costco Wholesale Corp.	11,192	9,921,932
Sysco Corp.	121,251	9,464,853
		19,386,785
Electric Utilities 0.3%
American Electric Power Co., Inc.	52,243	5,360,132

	Shares	Value
Common Stocks
Electrical Equipment 0.3%
Eaton Corp. plc	14,044	$ 4,654,743
Energy Equipment & Services 0.2%
Schlumberger NV	94,064	3,945,985
Entertainment 1.1%
Netflix, Inc. (l)	12,085	8,571,528
Walt Disney Co. (The)	110,718	10,649,964
		19,221,492
Financial Services 2.2%
Mastercard, Inc., Class A	79,166	39,092,171
Ground Transportation 0.5%
Uber Technologies, Inc. (l)	121,464	9,129,234
Health Care Equipment & Supplies 1.1%
Abbott Laboratories	64,905	7,399,819
Stryker Corp.	31,057	11,219,652
		18,619,471
Health Care Providers & Services 2.4%
HCA Healthcare, Inc.	22,499	9,144,268
UnitedHealth Group, Inc.	55,429	32,408,228
		41,552,496
Hotels, Restaurants & Leisure 3.4%
Booking Holdings, Inc.	4,069	17,139,116
Chipotle Mexican Grill, Inc. (l)	129,165	7,442,487
Hilton Worldwide Holdings, Inc.	65,605	15,121,953
McDonald's Corp.	64,945	19,776,402
		59,479,958
Household Products 0.7%
Procter & Gamble Co. (The)	69,556	12,047,099
Industrial Conglomerates 0.8%
Honeywell International, Inc.	66,771	13,802,233
Industrial REITs 0.3%
Prologis, Inc.	44,619	5,634,487
Insurance 2.2%
Marsh & McLennan Cos., Inc.	38,791	8,653,884
Progressive Corp. (The)	117,084	29,711,236
		38,365,120

	Shares	Value
Common Stocks
Interactive Media & Services 5.0%
Alphabet, Inc., Class C	283,114	$ 47,333,830
Meta Platforms, Inc., Class A	71,391	40,867,064
		88,200,894
IT Services 0.9%
Accenture plc, Class A	42,039	14,859,946
Life Sciences Tools & Services 1.0%
Danaher Corp.	22,195	6,170,654
Thermo Fisher Scientific, Inc.	17,518	10,836,109
		17,006,763
Machinery 0.5%
Deere & Co.	22,477	9,380,326
Multi-Utilities 0.2%
Sempra (e)	31,661	2,647,810
Oil, Gas & Consumable Fuels 1.1%
Chevron Corp.	66,467	9,788,595
ConocoPhillips	93,852	9,880,739
		19,669,334
Pharmaceuticals 1.9%
Eli Lilly & Co.	24,261	21,493,790
Merck & Co., Inc.	53,505	6,076,028
Zoetis, Inc.	32,326	6,315,854
		33,885,672
Professional Services 0.7%
Automatic Data Processing, Inc.	45,576	12,612,247
Semiconductors & Semiconductor Equipment 8.0%
Broadcom, Inc.	92,622	15,977,295
KLA Corp.	16,279	12,606,621
Lam Research Corp.	19,713	16,087,385
NVIDIA Corp.	711,673	86,425,569
Texas Instruments, Inc.	40,888	8,446,234
		139,543,104
Software 7.6%
Adobe, Inc. (l)	13,412	6,944,466
Cadence Design Systems, Inc. (l)	14,835	4,020,730
Intuit, Inc.	15,169	9,419,949
Microsoft Corp.	218,497	94,019,259
Oracle Corp.	76,143	12,974,767

	Shares	Value
Common Stocks
Software
ServiceNow, Inc. (l)	5,588	$ 4,997,851
		132,377,022
Specialty Retail 1.5%
Home Depot, Inc. (The)	35,150	14,242,780
TJX Cos., Inc. (The)	103,347	12,147,406
		26,390,186
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	259,713	60,513,129
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B	112,286	9,926,082
Total Common Stocks (Cost $601,513,019)		1,084,281,129
Short-Term Investments 4.0%
Affiliated Investment Company 3.3%
NYLI U.S. Government Liquidity Fund, 4.88% (m)(n)	57,194,774	57,194,774
Unaffiliated Investment Companies 0.7%
BlackRock Liquidity FedFund, 4.943% (n)(o)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 4.917% (n)(o)	11,807,768	11,807,768
		12,807,768
Total Short-Term Investments (Cost $70,002,542)		70,002,542
Total Investments (Cost $1,322,057,175)	103.4%	1,809,544,386
Other Assets, Less Liabilities	(3.4)	(58,901,414)
Net Assets	100.0%	$ 1,750,642,972

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2024.
(c)	Step coupon—Rate shown was the rate in effect as of September 30, 2024.
(d)	Floating rate—Rate shown was the rate in effect as of September 30, 2024.
(e)	All or a portion of this security was held on loan. As of September 30, 2024, the aggregate market value of securities on loan was $44,722,013; the total market value of collateral held by the Portfolio was $46,168,877. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $33,361,109. The Portfolio received cash collateral with a value of $12,807,768.
(f)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2024.

(g)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Delayed delivery security.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2024.
(j)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(k)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2024, the total net market value was $33,898,105, which represented 1.9% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(l)	Non-income producing security.
(m)	As of September 30, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's share class.
(n)	Current yield as of September 30, 2024.
(o)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 42,340	$ 217,804	$ (202,949)	$ —	$ —	$ 57,195	$ 1,940	$ —	57,195
Futures Contracts
As of September 30, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	127	December 2024	$ 26,377,792	$ 26,446,758	$ 68,966
U.S. Treasury 5 Year Notes	1,043	December 2024	114,461,069	114,607,774	146,705
U.S. Treasury Long Bonds	123	December 2024	15,246,244	15,275,062	28,818
U.S. Treasury Ultra Bonds	45	December 2024	6,016,485	5,989,219	(27,266)
Total Long Contracts					217,223
Short Contracts
U.S. Treasury 10 Year Notes	(33)	December 2024	(3,767,120)	(3,771,281)	(4,161)
U.S. Treasury 10 Year Ultra Bonds	(16)	December 2024	(1,891,479)	(1,892,750)	(1,271)
Total Short Contracts					(5,432)
Net Unrealized Appreciation					$ 211,791

1.	As of September 30, 2024, cash in the amount of $2,330,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2024.

Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association

FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 82,127,562	$ —	$ 82,127,562
Corporate Bonds	—	202,270,359	—	202,270,359
Foreign Government Bond	—	579,905	—	579,905
Loan Assignments	—	9,864,351	—	9,864,351
Mortgage-Backed Securities	—	99,794,776	—	99,794,776
U.S. Government & Federal Agencies	—	260,623,762	—	260,623,762
Total Long-Term Bonds	—	655,260,715	—	655,260,715
Common Stocks	1,084,281,129	—	—	1,084,281,129
Short-Term Investments
Affiliated Investment Company	57,194,774	—	—	57,194,774
Unaffiliated Investment Companies	12,807,768	—	—	12,807,768
Total Short-Term Investments	70,002,542	—	—	70,002,542
Total Investments in Securities	1,154,283,671	655,260,715	—	1,809,544,386
Other Financial Instruments
Futures Contracts (b)	244,489	—	—	244,489
Total Investments in Securities and Other Financial Instruments	$ 1,154,528,160	$ 655,260,715	$ —	$ 1,809,788,875
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (32,698)	$ —	$ —	$ (32,698)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Dimensional U.S. Equity Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.7%
Aerospace & Defense 1.2%
Lockheed Martin Corp.	21,703	$ 12,686,706
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	39,239	5,349,845
Beverages 2.2%
PepsiCo, Inc.	130,037	22,112,792
Biotechnology 5.8%
AbbVie, Inc.	164,736	32,532,065
Amgen, Inc.	54,725	17,632,942
Gilead Sciences, Inc.	106,503	8,929,212
		59,094,219
Building Products 0.6%
Advanced Drainage Systems, Inc.	16,679	2,621,272
Lennox International, Inc.	5,680	3,432,367
		6,053,639
Capital Markets 2.3%
Ameriprise Financial, Inc.	23,969	11,260,876
LPL Financial Holdings, Inc.	18,250	4,245,497
Moody's Corp.	16,669	7,910,941
		23,417,314
Chemicals 0.9%
Sherwin-Williams Co. (The)	24,375	9,303,206
Commercial Services & Supplies 0.9%
Waste Management, Inc.	43,179	8,963,960
Communications Equipment 0.6%
Motorola Solutions, Inc.	13,664	6,143,744
Consumer Finance 0.1%
American Express Co.	2,569	696,713
Consumer Staples Distribution & Retail 5.6%
Costco Wholesale Corp.	35,892	31,818,976
Kroger Co. (The)	153,748	8,809,760
Sysco Corp.	110,003	8,586,834
Target Corp.	49,273	7,679,690
		56,895,260
Distributors 0.2%
Pool Corp.	4,203	1,583,690

	Shares	Value
Common Stocks
Electric Utilities 0.5%
NRG Energy, Inc.	50,890	$ 4,636,079
Electrical Equipment 0.7%
Vertiv Holdings Co., Class A	71,757	7,139,104
Electronic Equipment, Instruments & Components 0.7%
CDW Corp.	30,630	6,931,569
Energy Equipment & Services 0.3%
Halliburton Co.	96,977	2,817,182
Entertainment 0.1%
Warner Music Group Corp., Class A	28,804	901,565
Financial Services 8.5%
Corpay, Inc. (a)	17,153	5,364,772
Equitable Holdings, Inc.	65,046	2,733,883
Mastercard, Inc., Class A	66,807	32,989,297
Visa, Inc., Class A	164,879	45,333,481
		86,421,433
Food Products 0.9%
Hershey Co. (The)	15,728	3,016,316
Kellanova	72,910	5,884,566
		8,900,882
Ground Transportation 1.6%
Union Pacific Corp.	65,545	16,155,532
Health Care Equipment & Supplies 0.8%
IDEXX Laboratories, Inc. (a)	16,793	8,484,160
Health Care Providers & Services 1.1%
Cencora, Inc.	36,793	8,281,369
DaVita, Inc. (a)	20,041	3,285,321
		11,566,690
Hotels, Restaurants & Leisure 3.0%
Chipotle Mexican Grill, Inc. (a)	117,005	6,741,828
Darden Restaurants, Inc.	29,506	4,842,820
Expedia Group, Inc. (a)	28,986	4,290,508
Las Vegas Sands Corp.	70,784	3,563,266
Royal Caribbean Cruises Ltd.	62,838	11,144,948
		30,583,370

	Shares	Value
Common Stocks
Household Products 1.7%
Clorox Co. (The)	9,797	$ 1,596,029
Colgate-Palmolive Co.	61,239	6,357,221
Kimberly-Clark Corp.	66,428	9,451,376
		17,404,626
Independent Power and Renewable Electricity Producers 0.9%
Vistra Corp.	76,336	9,048,869
IT Services 3.3%
Gartner, Inc. (a)	14,515	7,355,621
GoDaddy, Inc., Class A (a)	26,554	4,163,136
International Business Machines Corp.	101,843	22,515,451
		34,034,208
Life Sciences Tools & Services 0.7%
Medpace Holdings, Inc. (a)	6,072	2,026,833
Waters Corp. (a)	13,565	4,881,908
		6,908,741
Machinery 3.1%
Caterpillar, Inc.	52,619	20,580,343
Deere & Co.	8,814	3,678,347
Illinois Tool Works, Inc.	29,728	7,790,817
		32,049,507
Media 0.2%
Charter Communications, Inc., Class A (a)	5,662	1,834,941
Metals & Mining 0.1%
Southern Copper Corp.	9,491	1,097,824
Oil, Gas & Consumable Fuels 3.2%
Cheniere Energy, Inc.	55,879	10,049,279
Devon Energy Corp.	138,848	5,431,734
Hess Corp.	67,691	9,192,438
Targa Resources Corp.	53,479	7,915,427
		32,588,878
Passenger Airlines 0.7%
Delta Air Lines, Inc.	138,885	7,053,969
Pharmaceuticals 6.7%
Bristol-Myers Squibb Co.	124,097	6,420,779
Eli Lilly & Co.	57,681	51,101,905
Merck & Co., Inc.	8,167	927,444
Zoetis, Inc.	51,765	10,113,846
		68,563,974

	Shares	Value
Common Stocks
Professional Services 3.0%
Automatic Data Processing, Inc.	40,775	$ 11,283,666
Booz Allen Hamilton Holding Corp.	24,711	4,021,962
Paychex, Inc.	68,884	9,243,544
Verisk Analytics, Inc.	22,702	6,083,228
		30,632,400
Semiconductors & Semiconductor Equipment 8.6%
KLA Corp.	13,761	10,656,656
Lam Research Corp.	12,848	10,484,996
Microchip Technology, Inc.	71,635	5,751,574
NVIDIA Corp.	443,467	53,854,632
NXP Semiconductors NV	28,163	6,759,402
		87,507,260
Software 11.4%
Adobe, Inc. (a)	43,576	22,562,781
AppLovin Corp., Class A (a)	56,093	7,322,941
Autodesk, Inc. (a)	22,062	6,077,640
Manhattan Associates, Inc. (a)	10,032	2,822,804
Microsoft Corp.	115,691	49,781,837
Oracle Corp.	161,254	27,477,682
		116,045,685
Specialty Retail 8.3%
Best Buy Co., Inc.	52,657	5,439,468
Burlington Stores, Inc. (a)	14,542	3,831,526
Dick's Sporting Goods, Inc.	12,725	2,655,708
Home Depot, Inc. (The)	80,180	32,488,936
Ross Stores, Inc.	73,285	11,030,126
TJX Cos., Inc. (The)	128,743	15,132,452
Tractor Supply Co.	24,563	7,146,114
Ulta Beauty, Inc. (a)	6,169	2,400,481
Williams-Sonoma, Inc.	31,396	4,863,868
		84,988,679
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	223,092	51,980,436
NetApp, Inc.	42,088	5,198,289
		57,178,725
Textiles, Apparel & Luxury Goods 1.0%
Lululemon Athletica, Inc. (a)	14,633	3,970,664
NIKE, Inc., Class B	65,989	5,833,428
		9,804,092
Trading Companies & Distributors 2.1%
United Rentals, Inc.	14,232	11,524,077

	Shares	Value
Common Stocks
Trading Companies & Distributors
WW Grainger, Inc.	9,339	$ 9,701,447
		21,225,524
Total Common Stocks (Cost $837,089,041)		1,014,806,556
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
NYLI U.S. Government Liquidity Fund, 4.88% (b)	3,012,546	3,012,546
Total Short-Term Investment (Cost $3,012,546)		3,012,546
Total Investments (Cost $840,101,587)	100.0%	1,017,819,102
Other Assets, Less Liabilities	0.0‡	67,391
Net Assets	100.0%	$ 1,017,886,493

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,752	$ 108,724	$ (108,463)	$ —	$ —	$ 3,013	$ 206	$ —	3,013

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,014,806,556	$ —	$ —	$ 1,014,806,556
Short-Term Investment
Affiliated Investment Company	3,012,546	—	—	3,012,546
Total Investments in Securities	$ 1,017,819,102	$ —	$ —	$ 1,017,819,102

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP MacKay Convertible Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 0.0% ‡
Corporate Bond 0.0% ‡
Hotels, Restaurants & Leisure 0.0% ‡
NCL Corp. Ltd.
5.375%, due 8/1/25	$ 4,000	$ 4,956
Total Long-Term Bonds (Cost $4,461)		4,956

Convertible Securities 95.2%
Convertible Bonds 90.0%
Automobile Components 1.5%
Patrick Industries, Inc.
1.75%, due 12/1/28	17,313,000	26,149,122
Automobiles 2.3%
Ford Motor Co.
(zero coupon), due 3/15/26	32,843,000	32,268,247
Rivian Automotive, Inc.
4.625%, due 3/15/29	8,137,000	7,369,071
		39,637,318
Beverages 1.3%
MGP Ingredients, Inc.
1.875%, due 11/15/41	20,955,000	22,438,975
Biotechnology 8.4%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27	5,744,000	6,729,096
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27 (a)	33,633,000	32,094,290
Bridgebio Pharma, Inc.
2.25%, due 2/1/29	13,325,000	11,193,000
Exact Sciences Corp.
1.75%, due 4/15/31 (b)	33,449,000	33,995,755
Halozyme Therapeutics, Inc.
1.00%, due 8/15/28	18,801,000	22,373,190
Ionis Pharmaceuticals, Inc.
1.75%, due 6/15/28	15,349,000	15,951,448
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29	15,959,000	23,445,759
		145,782,538
Broadline Retail 1.0%
Etsy, Inc.
0.125%, due 10/1/26	17,222,000	17,067,002

	Principal Amount	Value
Convertible Bonds
Commercial Services & Supplies 2.3%
Tetra Tech, Inc.
2.25%, due 8/15/28	$ 30,569,000	$ 40,152,381
Communications Equipment 1.5%
Lumentum Holdings, Inc.
0.50%, due 12/15/26	26,640,000	26,267,040
Consumer Staples Distribution & Retail 1.2%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	17,361,000	20,398,327
Electric Utilities 3.7%
NRG Energy, Inc.
2.75%, due 6/1/48	14,817,000	32,878,923
PG&E Corp.
4.25%, due 12/1/27 (b)	28,204,000	30,580,187
		63,459,110
Electrical Equipment 0.3%
Array Technologies, Inc.
1.00%, due 12/1/28	8,045,000	6,003,089
Electronic Equipment, Instruments & Components 2.0%
Advanced Energy Industries, Inc.
2.50%, due 9/15/28	19,979,000	21,127,792
OSI Systems, Inc.
2.25%, due 8/1/29 (b)	12,410,000	12,930,163
		34,057,955
Energy Equipment & Services 0.8%
Oil States International, Inc.
4.75%, due 4/1/26	13,362,000	13,021,269
Entertainment 3.0%
Liberty Media Corp.
2.25%, due 8/15/27	14,461,000	15,963,617
Live Nation Entertainment, Inc.
3.125%, due 1/15/29 (a)	16,943,000	20,898,992
Sirius XM Holdings, Inc.
3.75%, due 3/15/28	14,595,000	15,113,123
		51,975,732
Financial Services 2.5%
Euronet Worldwide, Inc.
0.75%, due 3/15/49	11,685,000	11,509,725
Global Payments, Inc.
1.50%, due 3/1/31 (b)	13,765,000	13,214,400

	Principal Amount	Value
Convertible Bonds
Financial Services
Shift4 Payments, Inc.
(zero coupon), due 12/15/25	$ 15,202,000	$ 18,554,041
		43,278,166
Food Products 1.9%
Post Holdings, Inc.
2.50%, due 8/15/27	27,478,000	32,740,037
Ground Transportation 1.4%
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28 (b)	18,821,000	23,610,944
Health Care Equipment & Supplies 11.8%
CONMED Corp.
2.25%, due 6/15/27	24,108,000	22,424,734
Dexcom, Inc.
0.25%, due 11/15/25	16,942,000	16,166,904
Envista Holdings Corp.
1.75%, due 8/15/28	14,683,000	13,333,999
Haemonetics Corp.
(zero coupon), due 3/1/26	9,354,000	8,652,450
Integer Holdings Corp.
2.125%, due 2/15/28	18,837,000	29,790,715
iRhythm Technologies, Inc.
1.50%, due 9/1/29 (b)	4,061,000	3,697,541
Lantheus Holdings, Inc.
2.625%, due 12/15/27	25,213,000	39,225,125
Merit Medical Systems, Inc.
3.00%, due 2/1/29 (b)	25,905,000	33,780,120
TransMedics Group, Inc.
1.50%, due 6/1/28	20,255,000	37,392,755
		204,464,343
Health Care REITs 1.3%
Welltower OP LLC
3.125%, due 7/15/29 (b)	19,279,000	22,469,674
Health Care Technology 0.6%
Teladoc Health, Inc.
1.25%, due 6/1/27 (a)	12,551,000	10,900,544
Hotel & Resort REITs 1.0%
Pebblebrook Hotel Trust
1.75%, due 12/15/26	5,863,000	5,405,686

	Principal Amount	Value
Convertible Bonds
Hotel & Resort REITs
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	$ 13,238,000	$ 12,528,940
		17,934,626
Hotels, Restaurants & Leisure 6.1%
Booking Holdings, Inc.
0.75%, due 5/1/25	11,000,000	24,650,748
Carnival Corp.
5.75%, due 12/1/27	18,634,000	30,044,996
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,488,000	8,990,280
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,758,000	2,646,301
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26	3,060,000	2,854,960
NCL Corp. Ltd.
1.125%, due 2/15/27	23,229,000	22,571,564
Royal Caribbean Cruises Ltd.
6.00%, due 8/15/25	3,850,000	13,778,669
		105,537,518
Household Durables 1.0%
Meritage Homes Corp.
1.75%, due 5/15/28 (b)	15,293,000	17,487,546
Household Products 0.5%
Spectrum Brands, Inc.
3.375%, due 6/1/29 (b)	8,174,000	8,502,941
Interactive Media & Services 1.2%
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (b)	13,160,000	12,372,019
Snap, Inc.
0.50%, due 5/1/30 (b)	5,295,000	4,516,635
Ziff Davis, Inc.
1.75%, due 11/1/26	3,285,000	3,048,891
		19,937,545
IT Services 2.7%
Akamai Technologies, Inc.
0.375%, due 9/1/27	19,295,000	19,965,501
MongoDB, Inc.
0.25%, due 1/15/26	7,540,000	10,425,935
Okta, Inc.
0.125%, due 9/1/25	7,194,000	6,891,852
Snowflake, Inc.
(zero coupon), due 10/1/27 (b)	9,020,000	9,398,840
		46,682,128

	Principal Amount	Value
Convertible Bonds
Machinery 0.6%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	$ 9,472,000	$ 10,426,304
Media 0.6%
Liberty Broadband Corp.
3.125%, due 3/31/53 (b)	9,771,000	9,741,622
Oil, Gas & Consumable Fuels 2.8%
Kosmos Energy Ltd.
3.125%, due 3/15/30 (b)	16,764,000	15,544,419
Northern Oil & Gas, Inc.
3.625%, due 4/15/29	13,890,000	15,907,523
Permian Resources Operating LLC
3.25%, due 4/1/28	7,534,000	17,905,304
		49,357,246
Passenger Airlines 2.1%
American Airlines Group, Inc.
6.50%, due 7/1/25	6,895,000	7,088,060
Southwest Airlines Co.
1.25%, due 5/1/25	29,005,000	29,329,225
		36,417,285
Pharmaceuticals 1.1%
Amphastar Pharmaceuticals, Inc.
2.00%, due 3/15/29	18,758,000	19,901,027
Pacira BioSciences, Inc.
0.75%, due 8/1/25	1,000	955
		19,901,982
Professional Services 0.3%
Parsons Corp.
2.625%, due 3/1/29 (b)	4,035,000	5,086,118
Real Estate Management & Development 1.9%
Zillow Group, Inc.
1.375%, due 9/1/26	22,334,000	33,076,654
2.75%, due 5/15/25	5,000	5,593
		33,082,247
Semiconductors & Semiconductor Equipment 5.5%
Enphase Energy, Inc.
(zero coupon), due 3/1/26	16,664,000	15,701,654
Impinj, Inc.
1.125%, due 5/15/27	4,870,000	9,758,993
Microchip Technology, Inc.
0.125%, due 11/15/24	35,083,000	35,100,541

	Principal Amount	Value
Convertible Bonds
Semiconductors & Semiconductor Equipment
MKS Instruments, Inc.
1.25%, due 6/1/30 (b)	$ 9,765,000	$ 9,779,648
ON Semiconductor Corp.
0.50%, due 3/1/29	24,345,000	24,704,089
		95,044,925
Software 10.7%
Bentley Systems, Inc.
0.125%, due 1/15/26	3,445,000	3,462,225
Datadog, Inc.
0.125%, due 6/15/25	10,168,000	13,218,400
Dropbox, Inc.
(zero coupon), due 3/1/28	12,063,000	11,693,571
Envestnet, Inc.
2.625%, due 12/1/27	17,335,000	18,427,105
Five9, Inc.
1.00%, due 3/15/29 (b)	6,540,000	5,501,775
Nice Ltd.
(zero coupon), due 9/15/25	31,231,000	29,997,375
Nutanix, Inc.
0.25%, due 10/1/27	18,104,000	21,679,540
Palo Alto Networks, Inc.
0.375%, due 6/1/25	6,470,000	22,263,270
Progress Software Corp.
3.50%, due 3/1/30 (b)	4,025,000	4,846,100
Q2 Holdings, Inc.
0.75%, due 6/1/26	2,800,000	3,058,392
Rapid7, Inc.
1.25%, due 3/15/29	6,375,000	6,021,467
Tyler Technologies, Inc.
0.25%, due 3/15/26	15,238,000	18,757,978
Vertex, Inc.
0.75%, due 5/1/29 (b)	5,627,000	7,061,885
Workiva, Inc.
1.25%, due 8/15/28 (a)	8,290,000	7,856,019
Zscaler, Inc.
0.125%, due 7/1/25	9,088,000	11,132,800
		184,977,902
Specialty Retail 0.8%
Burlington Stores, Inc.
1.25%, due 12/15/27	10,100,000	14,276,350
Technology Hardware, Storage & Peripherals 2.3%
Seagate HDD Cayman
3.50%, due 6/1/28	15,180,000	21,866,790
Super Micro Computer, Inc.
(zero coupon), due 3/1/29 (b)	8,754,000	7,086,363

	Principal Amount	Value
Convertible Bonds
Technology Hardware, Storage & Peripherals
Western Digital Corp.
3.00%, due 11/15/28 (b)	$ 7,380,000	$ 10,955,610
		39,908,763
Total Convertible Bonds (Cost $1,432,450,183)		1,558,176,614

	Shares

Convertible Preferred Stocks 5.2%
Banks 1.8%
Bank of America Corp.
Series L
7.25% (c)	11,636	14,812,744
Wells Fargo & Co.
Series L
7.50% (c)	12,264	15,724,901
		30,537,645
Electric Utilities 1.3%
NextEra Energy, Inc.
6.926%	480,000	22,252,800
Financial Services 1.2%
Apollo Global Management, Inc.
6.75%	308,350	20,964,717
Machinery 0.5%
Chart Industries, Inc.
Series B
6.75%	172,700	8,678,175
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co.
7.625% (d)	124,800	7,551,648
Total Convertible Preferred Stocks (Cost $84,573,366)		89,984,985
Total Convertible Securities (Cost $1,517,023,549)		1,648,161,599
Common Stock 1.2%
Life Sciences Tools & Services 1.2%
Danaher Corp.	76,813	21,355,550
Total Common Stock (Cost $19,581,752)		21,355,550

	Shares	Value
Short-Term Investments 5.6%
Affiliated Investment Company 3.4%
NYLI U.S. Government Liquidity Fund, 4.88% (e)(f)	58,132,456	$ 58,132,456
Unaffiliated Investment Companies 2.2%
BlackRock Liquidity FedFund, 4.943% (f)(g)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, 4.944% (f)(g)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 4.917% (f)(g)	36,158,723	36,158,723
		38,158,723
Total Short-Term Investments (Cost $96,291,179)		96,291,179
Total Investments (Cost $1,632,900,941)	102.0%	1,765,813,284
Other Assets, Less Liabilities	(2.0)	(34,015,077)
Net Assets	100.0%	$ 1,731,798,207

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	All or a portion of this security was held on loan. As of September 30, 2024, the aggregate market value of securities on loan was $37,393,353. The Portfolio received cash collateral with a value of $38,158,723.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Non-income producing security.
(e)	As of September 30, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's share class.
(f)	Current yield as of September 30, 2024.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 133,029	$ 355,620	$ (430,517)	$ —	$ —	$ 58,132	$ 4,251	$ —	58,132
Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bond	$ —	$ 4,956	$ —	$ 4,956
Total Corporate Bond	—	4,956	—	4,956
Convertible Securities
Convertible Bonds	—	1,558,176,614	—	1,558,176,614
Convertible Preferred Stocks	89,984,985	—	—	89,984,985
Total Convertible Securities	89,984,985	1,558,176,614	—	1,648,161,599
Common Stock	21,355,550	—	—	21,355,550
Short-Term Investments
Affiliated Investment Company	58,132,456	—	—	58,132,456
Unaffiliated Investment Companies	38,158,723	—	—	38,158,723
Total Short-Term Investments	96,291,179	—	—	96,291,179
Total Investments in Securities	$ 207,631,714	$ 1,558,181,570	$ —	$ 1,765,813,284

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP MacKay U.S. Infrastructure Bond Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 95.9%
Corporate Bonds 8.4%
Commercial Services 5.0%
Cornell University
4.835%, due 6/15/34	$ 3,000,000	$ 3,100,511
Emory University
Series 2020
2.143%, due 9/1/30	3,250,000	2,927,789
Toll Road Investors Partnership II LP
(zero coupon), due 2/15/49 (a)	2,000,000	338,598
Yale University
Series 2020
1.482%, due 4/15/30	5,000,000	4,365,080
		10,731,978
Healthcare-Services 3.4%
Adventist Health System
5.757%, due 12/1/34	1,100,000	1,146,401
Ascension Health
Series B
2.532%, due 11/15/29	2,370,000	2,200,697
CommonSpirit Health
5.205%, due 12/1/31	1,000,000	1,030,615
Marshfield Clinic Health System, Inc.
Series 2024
5.75%, due 2/15/34	1,500,000	1,570,538
Southeast Alaska Regional Health Consortium
2.262%, due 7/1/31	1,555,000	1,335,125
		7,283,376
Total Corporate Bonds (Cost $17,311,214)		18,015,354
Municipal Bonds 87.5%
Arizona 1.2%
City of Phoenix Civic Improvement Corp., Water System Revenue Bonds, Junior Lien
Series C
1.939%, due 7/1/30	2,775,000	2,506,817
California 16.2%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	1,000,000	706,611
Antelope Valley Community College District Unlimited General Obligation
2.321%, due 8/1/34	2,000,000	1,677,626

	Principal Amount	Value
Municipal Bonds
California
California Public Finance Authority, PIH Health, Inc, Obligated Group Revenue Bonds
Series B, Insured: AGM
5.447%, due 6/1/34	$ 2,180,000	$ 2,280,862
California State Public Works Board, State of California Department of General Services Revenue Bonds
Series B
4.942%, due 4/1/30	2,000,000	2,068,371
City of Los Angeles Unlimited General Obligation
Series A
2.15%, due 9/1/32	1,000,000	863,576
City of Los Angeles, Department of Airports Revenue Bonds, Senior Lien
Series C
3.887%, due 5/15/38	1,360,000	1,271,169
City of Los Angeles, Sustainable Bond Unlimited General Obligation
Series A
4.72%, due 9/1/34	1,895,000	1,964,480
Series A
5.50%, due 9/1/32	1,000,000	1,099,993
City of San Francisco, Public Utilities Commission Water Revenue Bonds
Series A
2.803%, due 11/1/31	2,065,000	1,911,487
County of Santa Clara, Election of 2016 Unlimited General Obligation
Series C
4.85%, due 8/1/34	2,000,000	2,083,570
Fremont Unified School District Unlimited General Obligation
1.577%, due 8/1/29	1,500,000	1,348,293
Kern Community College District Unlimited General Obligation
2.951%, due 11/1/32	1,250,000	1,132,749
Los Angeles Unified School District Unlimited General Obligation
Series QRR
4.85%, due 1/1/25	2,000,000	1,999,848
Marin Community College District Unlimited General Obligation
Series B
2.29%, due 8/1/35	1,000,000	818,501
Palomar Community College District Unlimited General Obligation
2.173%, due 8/1/33	2,145,000	1,828,466
2.323%, due 8/1/34	1,000,000	843,287

	Principal Amount	Value
Municipal Bonds
California
Port of Oakland Revenue Bonds, Senior Lien
Series R
2.349%, due 5/1/33	$ 1,276,616	$ 1,092,581
San Diego County Water Authority, Sustainable Bond Revenue Bonds
Series A
1.531%, due 5/1/30	2,000,000	1,763,871
State of California Unlimited General Obligation
5.15%, due 9/1/34	1,000,000	1,057,912
7.50%, due 4/1/34	2,500,000	2,999,898
University of California Revenue Bonds
Series BG
1.614%, due 5/15/30	4,250,000	3,744,327
		34,557,478
Colorado 1.6%
Colorado Housing and Finance Authority Revenue Bonds
Series E-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/49	2,000,000	2,109,396
Metro Wastewater Reclamation District Revenue Bonds
Series B
2.813%, due 4/1/32	1,500,000	1,387,834
		3,497,230
Connecticut 2.7%
City of Norwalk Unlimited General Obligation
Series B
1.325%, due 8/1/28	1,320,000	1,204,877
Connecticut Housing Finance Authority Revenue Bonds
Series E-1
5.75%, due 11/15/54	1,000,000	1,033,519
State of Connecticut Unlimited General Obligation
Series A
4.648%, due 5/15/33	1,500,000	1,543,062
Series A
4.846%, due 5/1/33	2,000,000	2,087,546
		5,869,004

	Principal Amount	Value
Municipal Bonds
District of Columbia 1.7%
District of Columbia, Income Tax Revenue Bonds
Series B
3.759%, due 7/1/29	$ 3,750,000	$ 3,735,443
Florida 1.2%
Central Florida Tourism Oversight District Limited General Obligation
Series A
2.731%, due 6/1/38	1,100,000	903,476
County of Miami-Dade, Seaport Department Revenue Bonds
Series A-3, Insured: AGM
1.962%, due 10/1/30	2,000,000	1,763,273
		2,666,749
Guam 0.9%
Guam Government Waterworks Authority Revenue Bonds
Series B
2.75%, due 7/1/30	2,000,000	1,823,600
Hawaii 1.8%
State of Hawaii Unlimited General Obligation
Series FZ
1.695%, due 8/1/32	4,500,000	3,771,493
Idaho 0.5%
City of Boise City, Airport Revenue Bonds
Insured: BAM
5.376%, due 9/1/32	1,000,000	1,074,211
Illinois 6.7%
Chicago O'Hare International Airport, General Revenue Bonds, Senior Lien
Series D
2.346%, due 1/1/30	3,785,000	3,481,518
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B
3.057%, due 1/1/34	4,000,000	3,571,983
State of Illinois Unlimited General Obligation
Series A
5.277%, due 5/1/31	4,000,000	4,189,262

	Principal Amount	Value
Municipal Bonds
Illinois
State of Illinois Unlimited General Obligation
Series 3
6.725%, due 4/1/35	$ 2,961,539	$ 3,180,847
		14,423,610
Indiana 1.0%
Evansville Waterworks District Revenue Bonds
Insured: BAM
2.458%, due 1/1/32	2,400,000	2,147,437
Iowa 0.5%
Iowa Student Loan Liquidity Corp. Revenue Bonds
Series A
5.343%, due 12/1/34	1,000,000	1,008,590
Louisiana 0.4%
Louisiana Energy & Power Authority Revenue Bonds
Series A, Insured: AGM
2.332%, due 6/1/32	1,060,000	914,883
Massachusetts 3.5%
Commonwealth of Massachusetts Limited General Obligation
Series E
1.67%, due 11/1/31	1,920,000	1,645,412
Commonwealth of Massachusetts, Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue Revenue Bonds
Series A
3.769%, due 7/15/29	3,000,000	2,982,908
Massachusetts School Building Authority Revenue Bonds
Series B
1.753%, due 8/15/30	3,225,000	2,903,842
		7,532,162
Michigan 1.3%
Great Lakes Water Authority, Sewage Disposal System Revenue Bonds, Senior Lien
Series A
2.515%, due 7/1/35	3,170,000	2,694,494

	Principal Amount	Value
Municipal Bonds
Minnesota 0.5%
Minnesota Housing Finance Agency Revenue Bonds
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	$ 1,000,000	$ 1,068,786
Mississippi 1.8%
State of Mississippi Unlimited General Obligation
Series A
1.632%, due 11/1/31	2,000,000	1,707,088
Series A
1.732%, due 11/1/32	2,500,000	2,093,219
		3,800,307
Missouri 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds
Series B
1.344%, due 10/1/25	1,325,000	1,288,954
Nebraska 0.5%
University of Nebraska Facilities Corp. (The), University of Nebraska Revenue Bonds
Series A
2.815%, due 10/1/34	1,310,000	1,148,298
New Jersey 3.0%
New Jersey Economic Development Authority Revenue Bonds
Series NNN
3.77%, due 6/15/31	2,500,000	2,427,770
New Jersey Turnpike Authority Revenue Bonds
Series B
1.483%, due 1/1/28	1,040,000	963,717
Rutgers The State University of New Jersey Revenue Bonds
Series S
2.093%, due 5/1/33	2,510,000	2,107,443
Series R
2.449%, due 5/1/26	1,000,000	975,837
		6,474,767

	Principal Amount	Value
Municipal Bonds
New York 8.2%
City of New York, Fiscal of 2021 Unlimited General Obligation
Series D
1.923%, due 8/1/31	$ 4,000,000	$ 3,468,645
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds
Series D-3
2.40%, due 11/1/32	4,500,000	3,910,374
Series F-2
3.05%, due 5/1/27	1,020,000	998,214
Series G-2
4.91%, due 5/1/32	1,000,000	1,039,528
Series G-3
5.01%, due 5/1/34	1,500,000	1,556,944
New York Power Authority Revenue Bonds
Series A, Insured: AGM
5.749%, due 11/15/33	2,115,000	2,323,368
New York State Dormitory Authority, State of New York Personal Income Tax Revenue Bonds
Series C
2.202%, due 3/15/34	2,620,000	2,187,943
New York State Dormitory Authority, Workers' Compensation Board Revenue Bonds
Series A
4.802%, due 12/1/34	2,000,000	2,058,356
		17,543,372
Ohio 5.8%
American Municipal Power, Inc., Combined Hydroelectric Revenue Bonds
Series B
6.424%, due 2/15/32	1,245,000	1,354,899
City of Cleveland, Airport System Revenue Bonds
Series A
2.592%, due 1/1/26	1,000,000	981,706
City of Columbus Unlimited General Obligation
Series C
4.688%, due 8/15/30	1,000,000	1,043,901
Series C
4.778%, due 8/15/32	1,000,000	1,052,825
Series C
4.928%, due 8/15/35	1,000,000	1,051,871
Columbus Metropolitan Housing Authority, Riverside Sunshine Phase II LLC Revenue Bonds
5.375%, due 9/1/28	1,000,000	1,025,230

	Principal Amount	Value
Municipal Bonds
Ohio
JobsOhio Beverage System Revenue Bonds
Series B
3.985%, due 1/1/29	$ 2,750,000	$ 2,774,632
Northeast Ohio Regional Sewer District Revenue Bonds
1.777%, due 11/15/31	1,080,000	940,269
State of Ohio, Common Schools Unlimited General Obligation
Series A
1.73%, due 9/15/31	2,500,000	2,178,115
		12,403,448
Oklahoma 1.4%
Oklahoma Municipal Power Authority Revenue Bonds
Series B, Insured: AGM
2.501%, due 1/1/35	3,460,000	2,960,615
Oregon 4.5%
City of Portland, Affordable Housing Project Unlimited General Obligation
Series B
2.25%, due 6/15/37	1,000,000	779,064
Oregon State Lottery Revenue Bonds
Series B, Insured: Moral Obligation
5.093%, due 4/1/34	2,000,000	2,121,285
Port of Morrow, Bonneville Power Administration Revenue Bonds
3.371%, due 9/1/25	1,305,000	1,294,181
3.521%, due 9/1/27	1,380,000	1,362,879
4.839%, due 9/1/31	1,250,000	1,297,129
State of Oregon, Sustainable Bond Unlimited General Obligation
Series B
4.142%, due 5/1/28	2,678,000	2,714,172
		9,568,710
Pennsylvania 0.6%
Commonwealth Financing Authority, Commonwealth of Pennsylvania Department of Community & Economic Development Revenue Bonds
Series C
3.058%, due 6/1/34	1,535,000	1,370,689

	Principal Amount	Value
Municipal Bonds
Rhode Island 0.5%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds
Series 84-T, Insured: GNMA
6.00%, due 4/1/54 (b)	$ 1,000,000	$ 1,047,914
South Carolina 1.4%
Charleston County Airport District Revenue Bonds
Series C
4.797%, due 7/1/36 (b)	1,705,000	1,696,346
South Carolina Public Service Authority Revenue Bonds
Series C, Insured: AGM
5.247%, due 12/1/35	1,245,000	1,286,804
		2,983,150
Tennessee 1.4%
City of Memphis Unlimited General Obligation
Series B
2.948%, due 4/1/25	3,000,000	2,980,873
Texas 12.0%
City of Houston Limited General Obligation
Series B
1.568%, due 3/1/29	1,500,000	1,363,981
Series B
2.13%, due 3/1/26	1,260,000	1,228,222
City of Houston, Combined Utility System Revenue Bonds, First Lien
Series E
3.973%, due 11/15/31	2,000,000	1,990,141
City of San Antonio Limited General Obligation
1.643%, due 2/1/30	3,500,000	3,140,090
Dallas Area Rapid Transit Revenue Bonds
Series C
1.796%, due 12/1/29	1,450,000	1,310,726
Denton Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
1.677%, due 8/15/32	1,760,000	1,492,761

	Principal Amount	Value
Municipal Bonds
Texas
Keller Independent School District Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/31	$ 3,800,000	$ 4,049,561
North Texas Tollway Authority, North Texas Tollway System Revenue Bonds, First Tier
Series B
2.327%, due 1/1/33	1,000,000	867,950
Northwest Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
1.776%, due 2/15/31	2,910,000	2,562,972
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Revenue Bonds
Series A-1
5.102%, due 4/1/35	3,637,651	3,764,725
Texas Public Finance Authority, Texas Facilities Commission Revenue Bonds
1.43%, due 2/1/29	1,455,000	1,314,938
Texas Water Development Board, State Water Implementation Revenue Bonds
Series B
4.559%, due 10/15/37 (b)	1,500,000	1,506,490
University of Houston Revenue Bonds
Series B
4.294%, due 2/15/30	1,000,000	1,019,392
		25,611,949
Utah 2.1%
City of Salt Lake City, Sales and Excise Tax Revenue Bonds
Series B
2.879%, due 4/1/32	1,000,000	916,013
Utah Transit Authority Revenue Bonds
1.783%, due 12/15/30	1,000,000	883,108
Utah Transit Authority, Sustainable Bond Revenue Bonds
1.82%, due 12/15/28	2,800,000	2,587,746
		4,386,867
Washington 2.0%
County of King Limited General Obligation
Series C
2.26%, due 12/1/33	3,000,000	2,566,807

	Principal Amount	Value
Municipal Bonds
Washington
County of King, Sewer Revenue Bonds
Series B
2.43%, due 1/1/39	$ 2,100,000	$ 1,649,390
		4,216,197
Total Municipal Bonds (Cost $179,174,299)		187,078,097
Total Long-Term Bonds (Cost $196,485,513)		205,093,451

	Shares

Short-Term Investments 4.5%
Affiliated Investment Company 3.5%
NYLI U.S. Government Liquidity Fund, 4.88% (c)	7,524,961	7,524,961

	Principal Amount

Short-Term Municipal Note 1.0%
Illinois Finance Authority
4.85%, due 2/15/46 (d)	$ 2,200,000	2,200,000
Total Short-Term Municipal Note (Cost $2,200,000)		2,200,000
Total Short-Term Investments (Cost $9,724,961)		9,724,961
Total Investments (Cost $206,210,474)	100.4%	214,818,412
Other Assets, Less Liabilities	(0.4)	(864,528)
Net Assets	100.0%	$ 213,953,884

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Delayed delivery security.
(c)	Current yield as of September 30, 2024.
(d)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,270	$ 211,959	$ (205,704)	$ —	$ —	$ 7,525	$ 217	$ —	7,525
Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
PSF-GTD—Permanent School Fund Guaranteed
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 18,015,354	$ —	$ 18,015,354
Municipal Bonds	—	187,078,097	—	187,078,097
Total Long-Term Bonds	—	205,093,451	—	205,093,451
Short-Term Investments
Affiliated Investment Company	7,524,961	—	—	7,524,961
Short-Term Municipal Note	—	2,200,000	—	2,200,000
Total Short-Term Investments	7,524,961	2,200,000	—	9,724,961
Total Investments in Securities	$ 7,524,961	$ 207,293,451	$ —	$ 214,818,412

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Wellington Growth Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.6%
Aerospace & Defense 2.8%
General Dynamics Corp.	29,755	$ 8,991,961
General Electric Co.	49,276	9,292,468
		18,284,429
Automobiles 2.7%
Tesla, Inc. (a)	68,890	18,023,691
Biotechnology 1.1%
Vertex Pharmaceuticals, Inc. (a)	14,930	6,943,644
Broadline Retail 5.8%
Amazon.com, Inc. (a)	205,457	38,282,803
Capital Markets 6.6%
Ares Management Corp.	39,377	6,136,512
KKR & Co., Inc.	75,450	9,852,261
MSCI, Inc.	2,964	1,727,804
Nasdaq, Inc.	58,418	4,265,098
S&P Global, Inc.	29,219	15,095,120
Tradeweb Markets, Inc., Class A	52,108	6,444,196
		43,520,991
Commercial Services & Supplies 1.5%
Copart, Inc. (a)	106,595	5,585,578
Waste Connections, Inc.	22,495	4,022,556
		9,608,134
Consumer Finance 1.0%
American Express Co.	23,031	6,246,007
Entertainment 3.4%
Netflix, Inc. (a)	19,857	14,083,975
Spotify Technology SA (a)	22,476	8,283,080
		22,367,055
Financial Services 3.7%
Corpay, Inc. (a)	5,144	1,608,837
Mastercard, Inc., Class A	38,818	19,168,328
Visa, Inc., Class A	12,710	3,494,615
		24,271,780
Ground Transportation 1.5%
Uber Technologies, Inc. (a)	133,198	10,011,162
Health Care Equipment & Supplies 1.6%
Boston Scientific Corp. (a)	51,905	4,349,639

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Stryker Corp.	16,309	$ 5,891,789
		10,241,428
Health Care Providers & Services 2.0%
UnitedHealth Group, Inc.	22,091	12,916,166
Health Care REITs 1.7%
Welltower, Inc.	88,774	11,365,735
Hotels, Restaurants & Leisure 2.2%
Chipotle Mexican Grill, Inc. (a)	78,661	4,532,447
DraftKings, Inc., Class A (a)	99,840	3,913,728
Hilton Worldwide Holdings, Inc.	26,609	6,133,374
		14,579,549
Interactive Media & Services 8.4%
Alphabet, Inc., Class C	186,643	31,204,843
Meta Platforms, Inc., Class A	42,499	24,328,128
		55,532,971
IT Services 1.8%
Gartner, Inc. (a)	16,956	8,592,623
MongoDB, Inc. (a)	13,012	3,517,794
		12,110,417
Life Sciences Tools & Services 1.3%
Danaher Corp.	26,081	7,251,040
Mettler-Toledo International, Inc. (a)	898	1,346,730
		8,597,770
Pharmaceuticals 5.2%
Eli Lilly & Co.	29,856	26,450,625
Zoetis, Inc.	40,616	7,935,554
		34,386,179
Professional Services 0.9%
TransUnion	56,789	5,945,808
Semiconductors & Semiconductor Equipment 22.3%
Advanced Micro Devices, Inc. (a)	56,409	9,255,589
ARM Holdings plc, ADR (a)(b)	14,334	2,049,905
ASML Holding NV (Registered), ADR	8,608	7,172,616
Broadcom, Inc.	127,701	22,028,422
KLA Corp.	12,566	9,731,236
Marvell Technology, Inc.	83,338	6,010,337
Microchip Technology, Inc.	89,072	7,151,591
Micron Technology, Inc.	13,872	1,438,665
Monolithic Power Systems, Inc.	13,654	12,623,123

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
NVIDIA Corp.	519,902	$ 63,136,899
QUALCOMM, Inc.	36,753	6,249,848
		146,848,231
Software 13.3%
HubSpot, Inc. (a)	6,662	3,541,519
Intuit, Inc.	19,266	11,964,186
Microsoft Corp.	135,423	58,272,517
ServiceNow, Inc. (a)	15,566	13,922,075
		87,700,297
Specialized REITs 1.0%
Equinix, Inc.	7,649	6,789,482
Specialty Retail 2.9%
O'Reilly Automotive, Inc. (a)	5,860	6,748,376
TJX Cos., Inc. (The)	105,559	12,407,405
		19,155,781
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc.	137,736	32,092,488
Total Common Stocks (Cost $497,842,437)		655,821,998
Short-Term Investments 0.8%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 4.88% (c)	3,143,101	3,143,101
Unaffiliated Investment Company 0.3%
Invesco Government & Agency Portfolio, 4.917% (c)(d)	1,911,641	1,911,641
Total Short-Term Investments (Cost $5,054,742)		5,054,742
Total Investments (Cost $502,897,179)	100.4%	660,876,740
Other Assets, Less Liabilities	(0.4)	(2,660,419)
Net Assets	100.0%	$ 658,216,321

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2024, the aggregate market value of securities on loan was $1,840,968. The Portfolio received cash collateral with a value of $1,911,641.
(c)	Current yield as of September 30, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 3,733	$ 105,792	$ (106,382)	$ —	$ —	$ 3,143	$ 186	$ —	3,143
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 655,821,998	$ —	$ —	$ 655,821,998
Short-Term Investments
Affiliated Investment Company	3,143,101	—	—	3,143,101
Unaffiliated Investment Company	1,911,641	—	—	1,911,641
Total Short-Term Investments	5,054,742	—	—	5,054,742
Total Investments in Securities	$ 660,876,740	$ —	$ —	$ 660,876,740

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP MacKay High Yield Corporate Bond Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.5%
Convertible Bonds 0.9%
Energy-Alternate Sources 0.2%
NextEra Energy Partners LP (a)
(zero coupon), due 11/15/25	$ 2,500,000	$ 2,344,375
2.50%, due 6/15/26	2,250,000	2,123,341
		4,467,716
Media 0.2%
Cable One, Inc.
(zero coupon), due 3/15/26	1,570,000	1,444,400
1.125%, due 3/15/28	4,150,000	3,359,963
		4,804,363
Oil & Gas 0.4%
Gulfport Energy Operating Corp.
10.00%, due 12/29/49 (b)	1,134,000	12,259,355
Oil & Gas Services 0.1%
Forum Energy Technologies, Inc.
9.00% (6.25% Cash and 2.75% PIK), due 8/4/25 (c)	2,438,868	2,440,088
Total Convertible Bonds (Cost $12,567,385)		23,971,522
Corporate Bonds 87.8%
Advertising 1.2%
Lamar Media Corp.
3.625%, due 1/15/31	10,265,000	9,381,671
3.75%, due 2/15/28	6,320,000	6,062,418
4.00%, due 2/15/30	6,750,000	6,358,738
4.875%, due 1/15/29	2,570,000	2,538,784
Outfront Media Capital LLC (a)
4.25%, due 1/15/29	1,000,000	952,148
5.00%, due 8/15/27	6,070,000	6,035,389
		31,329,148
Aerospace & Defense 2.4%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	1,500,000	1,560,010
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (a)	5,587,000	5,570,015
TransDigm, Inc.
4.625%, due 1/15/29	5,180,000	5,001,992
4.875%, due 5/1/29	4,155,000	4,045,407
5.50%, due 11/15/27	1,000,000	996,564
6.00%, due 1/15/33 (a)	8,750,000	8,873,942
6.375%, due 3/1/29 (a)	18,105,000	18,679,290
6.625%, due 3/1/32 (a)	6,730,000	7,008,232

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
TransDigm, Inc.
6.75%, due 8/15/28 (a)	$ 6,760,000	$ 6,957,987
6.875%, due 12/15/30 (a)	3,800,000	3,979,269
7.125%, due 12/1/31 (a)	2,900,000	3,067,218
		65,739,926
Airlines 0.3%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,828,750	1,823,533
5.75%, due 4/20/29	3,750,000	3,743,785
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	2,917,751	2,954,030
		8,521,348
Auto Manufacturers 0.6%
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	12,500,000	13,215,800
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	3,775,000	3,840,681
		17,056,481
Auto Parts & Equipment 2.3%
Adient Global Holdings Ltd. (a)
4.875%, due 8/15/26	2,800,000	2,774,117
7.00%, due 4/15/28	1,000,000	1,030,047
8.25%, due 4/15/31	1,300,000	1,379,300
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	3,725,000	3,812,150
IHO Verwaltungs GmbH (a)
4.75%, due 9/15/26	8,853,000	8,667,578
6.00%, due 5/15/27	11,976,000	11,767,872
6.375%, due 5/15/29	11,645,000	11,399,410
Phinia, Inc. (a)
6.625%, due 10/15/32	1,850,000	1,865,274
6.75%, due 4/15/29	3,060,000	3,157,941
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (a)	9,125,000	7,937,414
Tenneco, Inc.
8.00%, due 11/17/28 (a)	6,095,000	5,655,726
ZF North America Capital, Inc. (a)
6.75%, due 4/23/30	1,000,000	1,008,519
6.875%, due 4/14/28	1,650,000	1,665,535
7.125%, due 4/14/30	1,750,000	1,813,996
		63,934,879
Beverages 0.1%
Primo Water Holdings, Inc.
4.375%, due 4/30/29 (a)	1,500,000	1,438,151

	Principal Amount	Value
Corporate Bonds
Building Materials 1.5%
Builders FirstSource, Inc.
6.375%, due 6/15/32 (a)	$ 3,000,000	$ 3,109,863
EMRLD Borrower LP (a)
6.625%, due 12/15/30	7,000,000	7,217,665
6.75%, due 7/15/31	2,550,000	2,659,285
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	8,011,000	7,919,523
Knife River Corp.
7.75%, due 5/1/31 (a)	3,765,000	4,003,042
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (a)	2,500,000	2,441,249
Standard Building Solutions, Inc.
6.50%, due 8/15/32 (a)	2,100,000	2,174,454
Summit Materials LLC (a)
5.25%, due 1/15/29	4,380,000	4,331,690
6.50%, due 3/15/27	5,635,000	5,641,210
7.25%, due 1/15/31	2,405,000	2,547,614
		42,045,595
Chemicals 3.3%
ASP Unifrax Holdings, Inc.
5.25%, due 9/30/28 (a)	5,565,000	2,776,223
7.50%, due 9/30/29 (a)	5,990,000	2,621,025
10.425%, due 9/30/29	4,008,000	3,917,820
Avient Corp. (a)
6.25%, due 11/1/31	1,385,000	1,419,802
7.125%, due 8/1/30	3,405,000	3,550,180
Cerdia Finanz GmbH
9.375%, due 10/3/31 (a)	2,605,000	2,657,100
CVR Partners LP
6.125%, due 6/15/28 (a)	1,700,000	1,663,923
GPD Cos., Inc.
10.125%, due 4/1/26 (a)	9,950,000	9,203,460
Innophos Holdings, Inc.
9.375%, due 2/15/28 (a)	7,096,000	6,607,816
Iris Holdings, Inc.
8.75%, due 2/15/26 (a)	5,105,000	4,758,966
Mativ Holdings, Inc. (a)
6.875%, due 10/1/26	3,000,000	2,998,650
8.00%, due 10/1/29	1,000,000	1,020,675
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	5,350,000	5,290,094
8.50%, due 11/15/28	2,985,000	3,186,299
9.00%, due 2/15/30	5,075,000	5,496,832
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	1,955,000	1,995,249
9.75%, due 11/15/28	7,825,000	8,351,302

	Principal Amount	Value
Corporate Bonds
Chemicals
SCIH Salt Holdings, Inc. (a)
4.875%, due 5/1/28	$ 5,500,000	$ 5,302,591
6.625%, due 5/1/29	2,365,000	2,274,076
SCIL IV LLC
5.375%, due 11/1/26 (a)	3,700,000	3,654,049
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	10,450,000	10,032,126
WR Grace Holdings LLC
7.375%, due 3/1/31 (a)	1,360,000	1,424,921
		90,203,179
Coal 0.4%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	2,685,000	2,853,194
Coronado Finance Pty. Ltd. (a)
9.25%, due 10/1/29	3,000,000	3,082,695
10.75%, due 5/15/26	2,740,000	2,850,347
Warrior Met Coal, Inc.
7.875%, due 12/1/28 (a)	1,337,000	1,383,259
		10,169,495
Commercial Services 2.6%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	4,000,000	3,581,872
AMN Healthcare, Inc.
4.625%, due 10/1/27 (a)	2,430,000	2,375,288
GEO Group, Inc. (The)
8.625%, due 4/15/29	1,645,000	1,710,116
10.25%, due 4/15/31	3,750,000	3,997,849
Graham Holdings Co.
5.75%, due 6/1/26 (a)	11,107,000	11,102,204
Korn Ferry
4.625%, due 12/15/27 (a)	4,000,000	3,909,641
Matthews International Corp.
8.625%, due 10/1/27 (a)	2,850,000	2,906,769
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	3,000,000	3,011,444
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	7,995,000	7,369,611
Service Corp. International
4.00%, due 5/15/31	6,650,000	6,153,492
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	2,500,000	2,604,587
United Rentals North America, Inc.
3.75%, due 1/15/32	2,000,000	1,825,818
3.875%, due 2/15/31	3,500,000	3,255,635
4.875%, due 1/15/28	1,000,000	992,596

	Principal Amount	Value
Corporate Bonds
Commercial Services
United Rentals North America, Inc.
5.50%, due 5/15/27	$ 500,000	$ 500,810
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	5,020,000	4,879,264
6.125%, due 6/15/25	4,705,000	4,700,201
6.625%, due 6/15/29	4,025,000	4,144,092
7.375%, due 10/1/31	1,500,000	1,585,443
WW International, Inc.
4.50%, due 4/15/29 (a)	2,940,000	649,179
		71,255,911
Computers 0.5%
Amentum Escrow Corp.
7.25%, due 8/1/32 (a)	5,285,000	5,515,601
Gartner, Inc.
3.75%, due 10/1/30 (a)	3,500,000	3,285,631
McAfee Corp.
7.375%, due 2/15/30 (a)	4,060,000	3,959,952
		12,761,184
Cosmetics & Personal Care 1.1%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	6,780,000	6,413,795
5.50%, due 6/1/28	4,000,000	3,976,569
Perrigo Finance Unlimited Co.
6.125%, due 9/30/32	4,580,000	4,615,358
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	10,940,000	10,019,506
5.125%, due 1/15/28	4,895,000	4,852,458
		29,877,686
Distribution & Wholesale 0.7%
Dealer Tire LLC
8.00%, due 2/1/28 (a)	5,000,000	4,977,594
Gates Corp.
6.875%, due 7/1/29 (a)	1,000,000	1,035,854
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (a)	3,120,000	2,929,192
Ritchie Bros Holdings, Inc. (a)
6.75%, due 3/15/28	1,000,000	1,033,837
7.75%, due 3/15/31	6,565,000	6,991,790
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	3,315,000	3,451,598
		20,419,865
Diversified Financial Services 2.8%
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (a)	6,787,000	6,958,012

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Aretec Group, Inc. (a)
7.50%, due 4/1/29	$ 4,580,000	$ 4,349,654
10.00%, due 8/15/30	2,750,000	2,926,594
Credit Acceptance Corp.
6.625%, due 3/15/26	8,465,000	8,469,478
Enact Holdings, Inc.
6.25%, due 5/28/29	1,850,000	1,920,787
Jane Street Group
7.125%, due 4/30/31 (a)	12,500,000	13,244,500
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	10,185,000	9,684,005
LPL Holdings, Inc. (a)
4.00%, due 3/15/29	3,450,000	3,302,061
4.375%, due 5/15/31	2,000,000	1,884,848
4.625%, due 11/15/27	3,215,000	3,190,721
Osaic Holdings, Inc.
10.75%, due 8/1/27 (a)	1,450,000	1,476,261
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	2,645,000	2,523,441
5.75%, due 9/15/31	1,500,000	1,470,157
7.125%, due 11/15/30	4,000,000	4,141,748
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	9,000,000	9,583,029
		75,125,296
Electric 2.9%
Alpha Generation LLC
6.75%, due 10/15/32 (a)	3,000,000	3,042,292
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	4,050,000	3,974,029
DPL, Inc.
4.125%, due 7/1/25	5,815,000	5,756,990
Keystone Power Pass-Through Holders LLC
13.00% (13.00% PIK), due 6/1/28 (a)(c)(d)	1,497,046	1,497,046
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	3,331,000	3,140,867
Lightning Power LLC
7.25%, due 8/15/32 (a)	6,800,000	7,150,452
NextEra Energy Operating Partners LP
3.875%, due 10/15/26 (a)	4,000,000	3,896,372
NRG Energy, Inc.
6.625%, due 1/15/27	2,555,000	2,558,661
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	3,450,000	3,337,488
PG&E Corp.
5.00%, due 7/1/28	4,770,000	4,728,318
5.25%, due 7/1/30	3,840,000	3,813,876

	Principal Amount	Value
Corporate Bonds
Electric
Talen Energy Supply LLC
8.625%, due 6/1/30 (a)	$ 13,800,000	$ 15,039,544
TransAlta Corp.
7.75%, due 11/15/29	3,300,000	3,485,688
Vistra Corp. (a)(e)(f)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	2,655,000	2,710,235
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	7,800,000	8,170,796
Vistra Operations Co. LLC (a)
5.00%, due 7/31/27	3,300,000	3,283,876
6.875%, due 4/15/32	2,860,000	3,008,514
		78,595,044
Electrical Components & Equipment 0.5%
EnerSys
6.625%, due 1/15/32 (a)	1,900,000	1,965,185
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	4,060,000	4,194,423
6.625%, due 3/15/32	4,395,000	4,577,841
7.25%, due 6/15/28	2,500,000	2,559,977
		13,297,426
Electronics 0.1%
Sensata Technologies, Inc.
6.625%, due 7/15/32 (a)	1,500,000	1,563,843
Engineering & Construction 0.8%
Arcosa, Inc.
6.875%, due 8/15/32 (a)	4,225,000	4,421,627
Artera Services LLC
8.50%, due 2/15/31 (a)	4,610,000	4,564,932
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	4,100,000	3,811,173
Railworks Holdings LP
8.25%, due 11/15/28 (a)	2,000,000	2,068,750
TopBuild Corp.
4.125%, due 2/15/32 (a)	2,000,000	1,838,160
Weekley Homes LLC
4.875%, due 9/15/28 (a)	5,800,000	5,647,268
		22,351,910
Entertainment 3.7%
Affinity Interactive
6.875%, due 12/15/27 (a)	3,939,000	3,386,338
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	4,145,000	3,984,717
Caesars Entertainment, Inc. (a)
6.50%, due 2/15/32	3,000,000	3,103,242
7.00%, due 2/15/30	3,500,000	3,656,436

	Principal Amount	Value
Corporate Bonds
Entertainment
CCM Merger, Inc.
6.375%, due 5/1/26 (a)	$ 2,170,000	$ 2,166,889
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	13,847,000	13,576,888
5.50%, due 4/1/27	9,376,000	9,340,673
5.75%, due 4/1/30	6,515,000	6,522,137
6.75%, due 5/1/31	3,340,000	3,449,078
International Game Technology plc
6.25%, due 1/15/27 (a)	7,225,000	7,374,955
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	6,470,000	6,292,496
6.75%, due 2/15/29	2,325,000	2,263,417
Light & Wonder International, Inc. (a)
7.25%, due 11/15/29	3,200,000	3,310,797
7.50%, due 9/1/31	4,400,000	4,615,072
Live Nation Entertainment, Inc.
6.50%, due 5/15/27 (a)	6,855,000	6,992,052
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	2,800,000	2,810,906
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (a)	10,940,000	10,808,013
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (a)	2,280,000	2,186,911
Motion Bondco DAC
6.625%, due 11/15/27 (a)	4,500,000	4,279,688
		100,120,705
Food 1.3%
B&G Foods, Inc.
5.25%, due 4/1/25	1,649,000	1,645,800
8.00%, due 9/15/28 (a)	5,000,000	5,230,250
Chobani LLC
7.625%, due 7/1/29 (a)	4,785,000	5,024,829
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	5,130,000	5,049,234
Performance Food Group, Inc.
6.125%, due 9/15/32 (a)	3,000,000	3,065,566
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	10,530,000	9,990,487
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	6,590,000	6,285,123
		36,291,289
Forest Products & Paper 1.4%
Mercer International, Inc.
5.125%, due 2/1/29	15,935,000	13,595,242
5.50%, due 1/15/26	4,495,000	4,412,008
12.875%, due 10/1/28 (a)	4,790,000	5,028,566

	Principal Amount	Value
Corporate Bonds
Forest Products & Paper
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	$ 15,843,000	$ 16,284,075
		39,319,891
Gas 0.3%
AltaGas Ltd.
7.20% (5 Year Treasury Constant Maturity Rate + 3.573%), due 10/15/54 (a)(e)	2,825,000	2,885,408
AmeriGas Partners LP
5.875%, due 8/20/26	5,000,000	4,965,444
		7,850,852
Hand & Machine Tools 0.4%
Regal Rexnord Corp.
6.05%, due 2/15/26	1,750,000	1,776,999
6.05%, due 4/15/28	1,750,000	1,819,507
6.30%, due 2/15/30	1,550,000	1,648,550
6.40%, due 4/15/33	1,000,000	1,069,513
Werner FinCo. LP (a)
11.50%, due 6/15/28	1,000,000	1,101,452
14.50% (8.75% Cash and 5.75% PIK), due 10/15/28 (b)(c)	4,447,607	4,525,586
		11,941,607
Healthcare-Products 1.5%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	8,485,000	8,972,888
Hologic, Inc. (a)
3.25%, due 2/15/29	8,500,000	7,918,582
4.625%, due 2/1/28	2,000,000	1,962,262
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	4,350,000	4,814,715
Teleflex, Inc.
4.25%, due 6/1/28 (a)	9,615,000	9,312,261
4.625%, due 11/15/27	3,500,000	3,451,374
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	5,237,000	5,327,694
		41,759,776
Healthcare-Services 3.6%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	1,750,000	1,666,508
5.50%, due 7/1/28	1,850,000	1,805,876
Catalent Pharma Solutions, Inc. (a)
3.125%, due 2/15/29	5,695,000	5,594,207
3.50%, due 4/1/30	1,150,000	1,131,203
5.00%, due 7/15/27	4,500,000	4,477,717
CHS/Community Health Systems, Inc.
5.25%, due 5/15/30 (a)	2,500,000	2,300,763
DaVita, Inc. (a)
3.75%, due 2/15/31	2,700,000	2,435,400

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
DaVita, Inc. (a)
4.625%, due 6/1/30	$ 4,350,000	$ 4,146,834
Encompass Health Corp.
4.50%, due 2/1/28	5,500,000	5,398,373
4.625%, due 4/1/31	3,875,000	3,710,508
4.75%, due 2/1/30	7,650,000	7,477,276
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	3,175,000	3,195,844
HCA, Inc.
5.875%, due 2/15/26	5,500,000	5,557,707
7.50%, due 11/6/33	9,200,000	10,651,445
7.58%, due 9/15/25	1,507,000	1,545,320
7.69%, due 6/15/25	5,800,000	5,905,340
HealthEquity, Inc.
4.50%, due 10/1/29 (a)	2,650,000	2,561,060
IQVIA, Inc. (a)
5.00%, due 10/15/26	8,997,000	8,972,239
6.50%, due 5/15/30	2,000,000	2,086,696
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	4,900,000	4,629,978
10.00%, due 6/1/32	2,230,000	2,451,588
11.00%, due 10/15/30	5,025,000	5,670,140
Select Medical Corp.
6.25%, due 8/15/26 (a)	2,000,000	2,012,166
Tenet Healthcare Corp.
6.75%, due 5/15/31	2,500,000	2,605,928
		97,990,116
Holding Companies-Diversified 0.9%
Benteler International AG
10.50%, due 5/15/28 (a)	9,735,000	10,291,550
Stena International SA (a)
7.25%, due 1/15/31	7,325,000	7,697,345
7.625%, due 2/15/31	5,765,000	6,049,928
		24,038,823
Home Builders 1.7%
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	4,450,000	4,443,335
Century Communities, Inc.
3.875%, due 8/15/29 (a)	4,370,000	4,095,720
6.75%, due 6/1/27	6,775,000	6,840,060
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	6,945,000	6,920,621
M/I Homes, Inc.
3.95%, due 2/15/30	1,695,000	1,583,118
4.95%, due 2/1/28	3,000,000	2,948,965

	Principal Amount	Value
Corporate Bonds
Home Builders
Shea Homes LP
4.75%, due 2/15/28	$ 7,300,000	$ 7,141,527
4.75%, due 4/1/29	1,628,000	1,577,518
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	3,250,000	3,457,369
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	6,785,000	6,790,448
		45,798,681
Household Products & Wares 0.2%
Central Garden & Pet Co.
4.125%, due 10/15/30	2,320,000	2,156,788
4.125%, due 4/30/31 (a)	4,323,000	3,959,557
		6,116,345
Housewares 0.7%
CD&R Smokey Buyer, Inc.
9.50%, due 10/15/29 (a)(g)	4,380,000	4,384,161
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	6,500,000	5,955,006
4.375%, due 2/1/32	3,235,000	2,997,933
4.50%, due 10/15/29	6,400,000	6,154,223
		19,491,323
Insurance 1.2%
Baldwin Insurance Group Holdings LLC
7.125%, due 5/15/31 (a)	2,650,000	2,788,346
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (a)	5,500,000	5,247,585
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	4,273,000	4,487,710
Fidelity & Guaranty Life Holdings, Inc.
5.50%, due 5/1/25 (a)	316,000	315,983
HUB International Ltd. (a)
7.25%, due 6/15/30	2,140,000	2,229,624
7.375%, due 1/31/32	1,300,000	1,342,374
MGIC Investment Corp.
5.25%, due 8/15/28	6,708,000	6,671,350
NMI Holdings, Inc.
6.00%, due 8/15/29	1,000,000	1,027,052
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	4,250,000	4,457,863
Ryan Specialty LLC (a)
4.375%, due 2/1/30	1,000,000	963,700
5.875%, due 8/1/32	1,000,000	1,016,661
USI, Inc.
7.50%, due 1/15/32 (a)	2,000,000	2,071,898
		32,620,146

	Principal Amount	Value
Corporate Bonds
Internet 1.2%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	$ 5,860,000	$ 5,878,354
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	4,100,000	4,212,645
Netflix, Inc.
5.875%, due 11/15/28	6,000,000	6,394,009
Uber Technologies, Inc.
7.50%, due 9/15/27 (a)	6,065,000	6,180,459
VeriSign, Inc.
4.75%, due 7/15/27	2,500,000	2,503,547
5.25%, due 4/1/25	6,809,000	6,811,169
		31,980,183
Investment Companies 0.6%
Compass Group Diversified Holdings LLC (a)
5.00%, due 1/15/32	1,410,000	1,298,917
5.25%, due 4/15/29	7,000,000	6,800,534
Icahn Enterprises LP
5.25%, due 5/15/27	3,500,000	3,353,845
6.25%, due 5/15/26	4,000,000	3,968,801
		15,422,097
Iron & Steel 1.5%
Allegheny Ludlum LLC
6.95%, due 12/15/25	7,400,000	7,537,588
Big River Steel LLC
6.625%, due 1/31/29 (a)	8,630,000	8,743,122
Mineral Resources Ltd. (a)
8.125%, due 5/1/27	12,500,000	12,620,875
8.50%, due 5/1/30	4,900,000	5,104,987
9.25%, due 10/1/28	6,380,000	6,793,352
		40,799,924
Leisure Time 1.2%
Carnival Corp. (a)
4.00%, due 8/1/28	6,200,000	5,988,072
5.75%, due 3/1/27	13,600,000	13,773,434
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28 (a)	5,500,000	5,934,876
MajorDrive Holdings IV LLC
6.375%, due 6/1/29 (a)	2,905,000	2,825,629
Royal Caribbean Cruises Ltd. (a)
5.375%, due 7/15/27	2,000,000	2,017,928
5.50%, due 4/1/28	2,000,000	2,025,358
5.625%, due 9/30/31	1,000,000	1,013,125
		33,578,422

	Principal Amount	Value
Corporate Bonds
Lodging 2.1%
Boyd Gaming Corp.
4.75%, due 12/1/27	$ 11,630,000	$ 11,498,389
4.75%, due 6/15/31 (a)	13,995,000	13,363,053
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	10,490,000	9,808,760
4.875%, due 1/15/30	9,020,000	8,900,360
5.75%, due 5/1/28 (a)	2,200,000	2,209,649
5.875%, due 3/15/33 (a)	7,500,000	7,642,138
6.125%, due 4/1/32 (a)	2,000,000	2,059,340
Station Casinos LLC
4.50%, due 2/15/28 (a)	1,500,000	1,448,444
		56,930,133
Machinery—Construction & Mining 0.4%
Terex Corp. (a)
5.00%, due 5/15/29	2,150,000	2,098,515
6.25%, due 10/15/32	2,320,000	2,320,000
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	6,755,000	6,528,658
		10,947,173
Machinery-Diversified 0.8%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (d)(h)(i)	5,030,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	3,000,000	3,161,778
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	4,100,000	4,345,832
TK Elevator Holdco GmbH
7.625%, due 7/15/28 (a)	3,503,000	3,525,349
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	10,340,000	10,228,398
		21,261,357
Media 6.2%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	4,175,000	3,940,348
Cable One, Inc.
4.00%, due 11/15/30 (a)	5,650,000	4,503,755
CCO Holdings LLC
4.25%, due 2/1/31 (a)	10,000,000	8,817,295
4.25%, due 1/15/34 (a)	4,750,000	3,896,235
4.50%, due 8/15/30 (a)	7,000,000	6,345,342
4.50%, due 5/1/32	11,250,000	9,727,350
4.75%, due 3/1/30 (a)	7,715,000	7,096,540
5.00%, due 2/1/28 (a)	7,500,000	7,295,680
5.125%, due 5/1/27 (a)	8,000,000	7,873,730
5.375%, due 6/1/29 (a)	4,780,000	4,606,453

	Principal Amount	Value
Corporate Bonds
Media
CSC Holdings LLC (a)
5.50%, due 4/15/27	$ 1,350,000	$ 1,187,260
5.75%, due 1/15/30	5,000,000	2,588,181
6.50%, due 2/1/29	4,850,000	4,016,638
7.50%, due 4/1/28	2,250,000	1,504,022
11.25%, due 5/15/28	3,705,000	3,576,499
11.75%, due 1/31/29	4,510,000	4,359,326
Directv Financing LLC (a)
5.875%, due 8/15/27	16,030,000	15,738,773
8.875%, due 2/1/30	5,015,000	5,044,794
Gray Television, Inc.
10.50%, due 7/15/29 (a)	4,445,000	4,642,638
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	5,345,000	4,331,200
6.75%, due 10/15/27	14,296,000	13,081,242
Midcontinent Communications
8.00%, due 8/15/32 (a)	3,525,000	3,587,805
News Corp. (a)
3.875%, due 5/15/29	10,070,000	9,524,429
5.125%, due 2/15/32	4,070,000	3,998,871
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	4,805,000	3,579,999
Sirius XM Radio, Inc.
4.00%, due 7/15/28 (a)	2,750,000	2,594,472
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (b)(d)(i)	7,000,000	5,250,000
Videotron Ltd.
5.125%, due 4/15/27 (a)	3,835,000	3,822,278
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	6,385,000	5,615,764
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	2,000,000	1,918,197
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	4,600,000	4,233,120
		168,298,236
Metal Fabricate & Hardware 0.3%
Advanced Drainage Systems, Inc. (a)
5.00%, due 9/30/27	2,275,000	2,248,190
6.375%, due 6/15/30	3,030,000	3,095,066
Vallourec SACA
7.50%, due 4/15/32 (a)	3,280,000	3,479,339
		8,822,595
Mining 1.7%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	5,000,000	5,330,125

	Principal Amount	Value
Corporate Bonds
Mining
Century Aluminum Co.
7.50%, due 4/1/28 (a)	$ 9,235,000	$ 9,378,928
Compass Minerals International, Inc.
6.75%, due 12/1/27 (a)	4,500,000	4,478,339
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	6,082,000	6,070,928
First Quantum Minerals Ltd. (a)
6.875%, due 10/15/27	4,615,000	4,562,806
8.625%, due 6/1/31	1,525,000	1,528,053
9.375%, due 3/1/29	5,000,000	5,299,719
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	10,010,000	9,923,628
		46,572,526
Miscellaneous—Manufacturing 1.2%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	2,615,000	2,497,683
5.625%, due 7/1/27	7,240,000	7,220,633
Calderys Financing II LLC
11.75%, due 6/1/28 (a)	4,335,000	4,402,444
Calderys Financing LLC
11.25%, due 6/1/28 (a)	3,425,000	3,681,933
Enpro, Inc.
5.75%, due 10/15/26	4,240,000	4,208,612
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	5,065,000	4,944,860
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	4,530,000	4,754,638
		31,710,803
Office Furnishings 0.2%
Interface, Inc.
5.50%, due 12/1/28 (a)	4,445,000	4,338,349
Oil & Gas 6.2%
Ascent Resources Utica Holdings LLC (a)
7.00%, due 11/1/26	3,400,000	3,403,172
9.00%, due 11/1/27	2,684,000	3,208,585
California Resources Corp.
7.125%, due 2/1/26 (a)	1,157,000	1,156,825
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	1,350,000	1,334,980
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	3,500,000	3,417,054
6.75%, due 3/1/29	5,000,000	4,866,177
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	6,280,000	6,561,715

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (a)	$ 10,805,000	$ 10,998,258
Gulfport Energy Corp.
6.75%, due 9/1/29 (a)	3,430,000	3,470,117
HF Sinclair Corp.
5.00%, due 2/1/28	2,845,000	2,831,223
6.375%, due 4/15/27	1,265,000	1,282,442
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	1,610,000	1,566,276
6.00%, due 4/15/30	1,000,000	974,730
Marathon Oil Corp.
4.40%, due 7/15/27	3,000,000	3,003,634
Matador Resources Co. (a)
6.25%, due 4/15/33	4,350,000	4,277,042
6.50%, due 4/15/32	3,990,000	3,984,300
Noble Finance II LLC
8.00%, due 4/15/30 (a)	9,630,000	9,936,174
Occidental Petroleum Corp.
5.55%, due 3/15/26	10,200,000	10,316,079
6.45%, due 9/15/36	3,100,000	3,347,876
Parkland Corp. (a)
4.50%, due 10/1/29	5,500,000	5,207,304
4.625%, due 5/1/30	4,900,000	4,620,950
5.875%, due 7/15/27	3,630,000	3,620,651
6.625%, due 8/15/32	1,000,000	1,015,180
Permian Resources Operating LLC
5.375%, due 1/15/26 (a)	5,700,000	5,680,618
Range Resources Corp.
4.75%, due 2/15/30 (a)	1,000,000	964,607
8.25%, due 1/15/29	1,615,000	1,671,651
SM Energy Co. (a)
6.75%, due 8/1/29	3,250,000	3,263,419
7.00%, due 8/1/32	1,750,000	1,756,764
Southwestern Energy Co.
5.375%, due 3/15/30	2,580,000	2,572,176
5.70%, due 1/23/25 (j)	1,008,000	1,007,150
8.375%, due 9/15/28	1,600,000	1,645,938
Sunoco LP
6.00%, due 4/15/27	2,000,000	2,006,652
Talos Production, Inc. (a)
9.00%, due 2/1/29	5,050,000	5,199,788
9.375%, due 2/1/31	6,000,000	6,168,672
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	9,910,000	9,415,672
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	2,630,000	2,690,155
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	6,834,600	6,823,311

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Transocean Titan Financing Ltd.
8.375%, due 2/1/28 (a)	$ 2,500,000	$ 2,575,028
Transocean, Inc.
8.75%, due 2/15/30 (a)	7,943,250	8,281,887
Vital Energy, Inc. (a)
7.75%, due 7/31/29	3,930,000	3,910,103
7.875%, due 4/15/32	4,000,000	3,874,840
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	4,510,000	4,438,077
		168,347,252
Oil & Gas Services 0.8%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	8,135,000	8,030,349
Nine Energy Service, Inc.
13.00%, due 2/1/28	7,825,000	6,246,849
Oceaneering International, Inc.
6.00%, due 2/1/28	2,965,000	2,970,681
Weatherford International Ltd.
8.625%, due 4/30/30 (a)	3,500,000	3,647,076
		20,894,955
Packaging & Containers 0.3%
Cascades USA, Inc. (a)
5.125%, due 1/15/26	2,810,000	2,782,900
5.375%, due 1/15/28	5,200,000	5,082,809
		7,865,709
Pharmaceuticals 2.3%
1375209 BC Ltd.
9.00%, due 1/30/28 (a)	3,396,000	3,365,826
180 Medical, Inc.
3.875%, due 10/15/29 (a)	3,270,000	3,098,159
Bausch Health Cos., Inc. (a)
7.00%, due 1/15/28	1,750,000	1,191,979
11.00%, due 9/30/28	6,000,000	5,595,000
14.00%, due 10/15/30	347,000	316,898
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	6,770,000	7,085,265
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	10,110,000	10,833,199
Jazz Securities DAC
4.375%, due 1/15/29 (a)	10,585,000	10,236,915
Organon & Co. (a)
4.125%, due 4/30/28	7,800,000	7,500,382
5.125%, due 4/30/31	6,260,000	5,897,680
Owens & Minor, Inc. (a)
4.50%, due 3/31/29	3,725,000	3,368,665
6.625%, due 4/1/30	4,500,000	4,368,138

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Par Pharmaceutical, Inc. Escrow Claim Shares
(zero coupon), due 4/1/27 (d)(h)	$ 16,391,000	$ —
		62,858,106
Pipelines 4.3%
Antero Midstream Partners LP (a)
5.75%, due 3/1/27	2,800,000	2,802,456
5.75%, due 1/15/28	1,265,000	1,266,957
Buckeye Partners LP
6.875%, due 7/1/29 (a)	3,575,000	3,662,838
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,285,000	2,136,617
DT Midstream, Inc.
4.375%, due 6/15/31 (a)	1,975,000	1,869,542
Energy Transfer LP
4.40%, due 3/15/27	3,978,000	3,984,334
EQM Midstream Partners LP
5.50%, due 7/15/28	720,000	729,652
6.50%, due 7/1/27 (a)	1,850,000	1,905,692
7.50%, due 6/1/30 (a)	1,480,000	1,625,388
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (a)	8,515,000	9,088,783
Genesis Energy LP
7.75%, due 2/1/28	4,900,000	4,961,446
8.00%, due 1/15/27	9,870,000	10,090,101
8.25%, due 1/15/29	2,230,000	2,309,076
Harvest Midstream I LP (a)
7.50%, due 9/1/28	6,965,000	7,127,459
7.50%, due 5/15/32	1,200,000	1,262,210
Hess Midstream Operations LP
5.625%, due 2/15/26 (a)	3,300,000	3,300,271
ITT Holdings LLC
6.50%, due 8/1/29 (a)	6,160,000	5,835,691
MPLX LP
4.875%, due 12/1/24	2,500,000	2,497,239
New Fortress Energy, Inc. (a)
6.50%, due 9/30/26	5,060,000	4,252,006
8.75%, due 3/15/29	2,000,000	1,505,778
Northwest Pipeline LLC
7.125%, due 12/1/25	2,195,000	2,245,203
Plains All American Pipeline LP
Series B
9.49% (3 Month SOFR + 4.372%), due 10/28/24 (e)(f)	14,265,000	14,203,543
Prairie Acquiror LP
9.00%, due 8/1/29 (a)	4,925,000	5,084,974
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	1,000,000	968,177
6.00%, due 3/1/27	2,750,000	2,747,730

	Principal Amount	Value
Corporate Bonds
Pipelines
Tallgrass Energy Partners LP (a)
7.375%, due 2/15/29	$ 6,500,000	$ 6,573,294
TransMontaigne Partners LP
6.125%, due 2/15/26	8,330,000	8,186,508
Venture Global LNG, Inc.
8.125%, due 6/1/28 (a)	3,805,000	3,966,787
Western Midstream Operating LP
4.65%, due 7/1/26	2,000,000	2,000,254
		118,190,006
Real Estate Investment Trusts 2.0%
CTR Partnership LP
3.875%, due 6/30/28 (a)	3,365,000	3,207,203
GLP Capital LP
5.30%, due 1/15/29	5,700,000	5,796,830
5.375%, due 4/15/26	956,000	959,873
MPT Operating Partnership LP
4.625%, due 8/1/29	6,225,000	5,006,971
5.00%, due 10/15/27	11,186,000	10,034,711
5.25%, due 8/1/26	4,515,000	4,298,980
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	2,081,000	2,013,541
4.75%, due 10/15/27	7,640,000	7,546,791
6.50%, due 4/1/32 (a)	5,850,000	6,045,542
7.25%, due 7/15/28 (a)	2,215,000	2,317,729
VICI Properties LP (a)
4.625%, due 6/15/25	2,800,000	2,782,905
5.75%, due 2/1/27	3,500,000	3,560,316
		53,571,392
Retail 6.5%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	6,165,000	5,924,128
4.00%, due 10/15/30	14,205,000	13,099,009
5.625%, due 9/15/29	1,000,000	1,014,450
6.125%, due 6/15/29	4,885,000	5,025,488
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	4,631,000	4,508,077
4.625%, due 11/15/29 (a)	3,945,000	3,762,334
4.75%, due 3/1/30	5,212,000	4,988,700
5.00%, due 2/15/32 (a)	2,350,000	2,228,458
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	4,700,000	4,660,663
Cougar JV Subsidiary LLC
8.00%, due 5/15/32 (a)	3,220,000	3,404,390
Dave & Buster's, Inc.
7.625%, due 11/1/25 (a)	3,005,000	3,007,100

	Principal Amount	Value
Corporate Bonds
Retail
Group 1 Automotive, Inc. (a)
4.00%, due 8/15/28	$ 4,165,000	$ 3,973,771
6.375%, due 1/15/30	1,450,000	1,473,035
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	7,000,000	6,770,209
KFC Holding Co.
4.75%, due 6/1/27 (a)	5,135,000	5,105,551
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	12,530,000	12,039,670
8.25%, due 8/1/31	4,265,000	4,528,662
Murphy Oil USA, Inc.
4.75%, due 9/15/29	3,000,000	2,915,012
5.625%, due 5/1/27	2,994,000	2,991,419
NMG Holding Co., Inc.
8.50%, due 10/1/28 (a)	22,850,000	23,256,948
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	4,930,000	4,562,635
Patrick Industries, Inc. (a)
4.75%, due 5/1/29	1,795,000	1,707,791
7.50%, due 10/15/27	5,615,000	5,626,017
PetSmart, Inc.
7.75%, due 2/15/29 (a)	4,285,000	4,230,004
Sonic Automotive, Inc. (a)
4.625%, due 11/15/29	3,500,000	3,286,204
4.875%, due 11/15/31	3,210,000	2,963,548
Yum! Brands, Inc.
3.625%, due 3/15/31	11,385,000	10,513,290
4.625%, due 1/31/32	10,950,000	10,482,358
4.75%, due 1/15/30 (a)	9,687,000	9,572,964
5.375%, due 4/1/32	8,235,000	8,207,240
6.875%, due 11/15/37	2,000,000	2,265,446
		178,094,571
Software 3.9%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (a)	4,405,000	4,403,790
Camelot Finance SA
4.50%, due 11/1/26 (a)	4,480,000	4,414,825
Central Parent LLC
8.00%, due 6/15/29 (a)	5,250,000	5,460,446
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	8,835,000	8,478,715
4.875%, due 7/1/29	16,800,000	16,158,910
Fair Isaac Corp.
5.25%, due 5/15/26 (a)	3,219,000	3,218,510
MSCI, Inc. (a)
3.625%, due 9/1/30	2,500,000	2,348,973
3.875%, due 2/15/31	8,950,000	8,468,998

	Principal Amount	Value
Corporate Bonds
Software
MSCI, Inc. (a)
4.00%, due 11/15/29	$ 7,400,000	$ 7,178,987
Open Text Corp. (a)
3.875%, due 2/15/28	4,235,000	4,044,611
3.875%, due 12/1/29	2,500,000	2,323,977
6.90%, due 12/1/27	3,150,000	3,322,516
Open Text Holdings, Inc. (a)
4.125%, due 2/15/30	8,499,000	7,977,666
4.125%, due 12/1/31	1,500,000	1,378,469
PTC, Inc. (a)
3.625%, due 2/15/25	1,500,000	1,494,793
4.00%, due 2/15/28	9,236,000	8,959,751
SS&C Technologies, Inc.
5.50%, due 9/30/27 (a)	5,885,000	5,882,451
UKG, Inc.
6.875%, due 2/1/31 (a)	4,755,000	4,913,346
Veritas US, Inc.
7.50%, due 9/1/25 (a)	4,995,000	4,686,004
		105,115,738
Telecommunications 2.3%
Connect Finco SARL (a)
6.75%, due 10/1/26	8,000,000	8,000,000
9.00%, due 9/15/29	990,000	958,058
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	1,325,000	1,313,048
5.875%, due 10/15/27	2,825,000	2,836,489
Sprint Capital Corp.
6.875%, due 11/15/28	30,000,000	32,754,510
T-Mobile USA, Inc.
4.75%, due 2/1/28	5,000,000	5,004,982
5.375%, due 4/15/27	8,605,000	8,673,074
Vmed O2 UK Financing I plc
7.75%, due 4/15/32 (a)	3,200,000	3,284,736
Windstream Escrow LLC
7.75%, due 8/15/28 (a)	850,000	850,799
		63,675,696
Transportation 0.8%
GN Bondco LLC
9.50%, due 10/15/31 (a)	4,500,000	4,736,659
Seaspan Corp.
5.50%, due 8/1/29 (a)	6,765,000	6,443,353
Watco Cos. LLC
7.125%, due 8/1/32 (a)	9,455,000	9,854,682
		21,034,694
Total Corporate Bonds (Cost $2,408,504,337)		2,389,335,838

	Principal Amount	Value
Loan Assignments 5.8%
Aerospace & Defense 0.3%
Chromalloy Corp.
First Lien Term Loan
9.082% (3 Month SOFR + 3.75%), due 3/27/31 (e)	$ 6,100,000	$ 5,782,800
TransDigm, Inc.
First Lien Tranche Term Loan L
7.32% (3 Month SOFR + 2.50%), due 9/6/32 (e)	2,800,000	2,787,532
		8,570,332
Automobile 0.2%
Tenneco, Inc.
First Lien Term Loan B 9.704% - 10.228%
(3 Month SOFR + 5.00%), due 11/17/28 (e)	4,850,000	4,601,438
Banking 0.1%
Jane Street Group LLC
First Lien 2021 Term Loan 7.46% - 7.861%
(1 Month SOFR + 2.50%), due 1/26/28 (e)	3,481,959	3,476,983
Beverage, Food & Tobacco 0.1%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
8.557% (3 Month SOFR + 3.50%), due 10/10/29 (e)	2,200,000	2,179,571
Buildings & Real Estate 0.1%
GEO Group, Inc. (The)
First Lien Term Loan
10.095% (1 Month SOFR + 5.25%), due 4/16/29 (e)	2,491,667	2,522,813
Capital Equipment 0.1%
TK Elevator Midco GmbH
First Lien SOFR Term Loan C
8.588% (6 Month SOFR + 3.50%), due 4/30/30 (e)	3,821,197	3,828,098
Cargo Transport 0.3%
Clue Opco LLC
First Lien Term Loan B
9.752% (3 Month SOFR + 4.50%), due 12/19/30 (e)	5,480,444	5,446,192
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
6.604% (3 Month SOFR + 2.00%), due 4/10/31 (e)	3,000,000	2,992,968
		8,439,160
Chemicals 0.1%
ASP Unifrax Holdings, Inc.
First Lien Term Loan
8.354% (3 Month SOFR + 3.75%), due 10/1/29 (e)	4,007,000	3,885,345

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber 0.4%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.71% (1 Month SOFR + 3.75%), due 2/7/27 (e)	$ 1,814,500	$ 1,819,490
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
7.095% (1 Month SOFR + 2.25%), due 5/5/28 (e)	9,064,504	9,051,913
		10,871,403
Electronics 0.2%
Camelot US Acquisition LLC
First Lien Incremental Term Loan B
7.595% (1 Month SOFR + 2.75%), due 1/31/31 (e)	2,453,931	2,448,409
VS Buyer LLC
First Lien 2024 Initial Term Loan
8.347% (1 Month SOFR + 3.25%), due 4/14/31 (e)	2,294,250	2,289,471
		4,737,880
Energy (Electricity) 0.2%
Lightning Power LLC
First Lien Initial Term Loan B
8.346% (3 Month SOFR + 3.25%), due 8/18/31 (e)	2,000,000	2,003,334
Talen Energy Supply LLC
First Lien Initial Term Loan B
8.596% (3 Month SOFR + 3.50%), due 5/17/30 (e)	2,365,063	2,368,019
		4,371,353
Finance 0.6%
AAdvantage Loyalty IP Ltd.
First Lien Initial Term Loan
10.294% (3 Month SOFR + 4.75%), due 4/20/28 (e)	1,500,000	1,540,058
Osaic Holdings, Inc.
First Lien New Term Loan B3
8.845% (1 Month SOFR + 4.00%), due 8/17/28 (e)	4,232,517	4,184,901
RealTruck Group, Inc. (e)
First Lien Initial Term Loan
8.46% (1 Month SOFR + 3.50%), due 1/31/28	3,289,224	3,230,636
First Lien Second Amendment Incremental Term Loan
9.96% (1 Month SOFR + 5.00%), due 1/31/28	2,537,250	2,507,120
Schweitzer-Mauduit International, Inc.
First Lien Term Loan B
8.71% (1 Month SOFR + 3.75%), due 4/20/28 (e)	2,270,705	2,267,866
Superannuation And Investments US LLC
First Lien Initial US Term Loan
8.71% (1 Month SOFR + 3.75%), due 12/1/28 (e)	2,625,750	2,628,213
		16,358,794

	Principal Amount	Value
Loan Assignments
Healthcare & Pharmaceuticals 0.0% ‡
Concentra Health Services, Inc.
First Lien Initial Term Loan
7.095% (1 Month SOFR + 2.25%), due 7/26/31 (e)	$ 1,000,000	$ 997,500
Healthcare, Education & Childcare 0.4%
Endo Finance Holdings, Inc.
First Lien Initial Term Loan
9.783% (3 Month SOFR + 4.50%), due 4/9/31 (e)	7,200,000	7,189,502
LifePoint Health, Inc.
First Lien 2024 Repricing Term Loan B
10.054% (3 Month SOFR + 4.75%), due 11/16/28 (e)	4,228,777	4,222,734
		11,412,236
High Tech Industries 0.1%
Open Text Corp.
First Lien Term Loan B
7.095% (1 Month SOFR + 2.25%), due 1/31/30 (e)	3,085,443	3,095,085
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
First Lien Term Loan B1
7.595% (1 Month SOFR + 2.75%), due 2/6/31 (e)	2,487,500	2,484,779
Leisure, Amusement, Motion Pictures & Entertainment 0.2%
Carnival Corp. (e)
First Lien 2027 Term Loan
7.997% (1 Month SOFR + 2.75%), due 8/9/27	2,478,861	2,480,925
First Lien 2028 Term Loan
7.997% (1 Month SOFR + 2.75%), due 10/18/28	2,584,369	2,585,662
		5,066,587
Media 0.2%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
10.21% (1 Month SOFR + 5.25%), due 8/2/29 (e)	6,722,006	6,595,034
Mining, Steel, Iron & Non-Precious Metals 0.2%
American Rock Salt Company LLC (e)
First Lien Initial Term Loan
9.319% (3 Month SOFR + 4.00%), due 6/9/28	5,664,021	4,616,177
First Lien First Out Term Loan
12.079% (1 Month SOFR + 7.00%), due 6/11/28	1,426,326	1,426,326
		6,042,503

	Principal Amount	Value
Loan Assignments
Oil & Gas 0.5%
New Fortress Energy, Inc.
First Lien Initial Term Loan
10.252% (3 Month SOFR + 5.00%), due 10/30/28 (e)	$ 5,558,000	$ 4,988,305
PetroQuest Energy LLC (b)(d)
First Lien Term Loan
11.653% (15.00% PIK) (1 Year SOFR + 6.50%), due 11/10/25 (c)(e)	7,775,835	2,099,475
First Lien 2020 Term Loan
15.00% (15.00% PIK), due 9/19/26 (c)	758,304	758,304
First Lien Term Loan
15.00% (15.00% PIK), due 1/1/28 (c)	988,452	988,452
First Lien Term Loan
15.00% (1 Month SOFR + 6.50%), due 9/3/31 (e)	166,000	166,000
Prairie Eci Acquiror LP
First Lien Initial Term Loan B2
9.595% (1 Month SOFR + 4.75%), due 8/1/29 (e)	2,286,786	2,281,426
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
8.46% (1 Month SOFR + 3.50%), due 11/17/28 (e)	3,315,000	3,317,072
		14,599,034
Personal, Food & Miscellaneous Services 0.0% ‡
WW International, Inc.
First Lien Initial Term Loan
8.46% (1 Month SOFR + 3.50%), due 4/13/28 (e)	1,550,000	406,875
Retail 0.9%
Great Outdoors Group LLC
First Lien Term Loan B1
8.71% (1 Month SOFR + 3.75%), due 3/6/28 (e)	23,507,876	23,475,224
Services: Business 0.2%
Amazon Holdco, Inc.
First Lien Term Loan B
7.305% (1 Year SOFR + 2.25%), due 9/29/31 (e)	2,200,000	2,191,750
GIP II Blue Holding LP
First Lien Initial Term Loan
8.595% (1 Month SOFR + 3.75%), due 9/29/28 (e)	2,197,977	2,202,923
		4,394,673
Software 0.3%
Cloud Software Group, Inc.
First Lien Initial Dollar Facility Term Loan B
8.604% (3 Month SOFR + 4.00%), due 3/30/29 (e)	5,921,450	5,893,187

	Principal Amount	Value
Loan Assignments
Software
UKG, Inc.
First Lien Initial Term Loan
8.555% (3 Month SOFR + 3.25%), due 2/10/31 (e)	$ 1,496,250	$ 1,496,250
		7,389,437
Total Loan Assignments (Cost $165,920,388)		159,802,137
Total Long-Term Bonds (Cost $2,586,992,110)		2,573,109,497

	Shares

Common Stocks 0.8%
Consumer Staples Distribution & Retail 0.0% ‡
ASG warrant Corp. (b)(d)(k)	3,368	—
Distributors 0.0% ‡
ATD New Holdings, Inc. (k)	44,740	313,180
Electric Utilities 0.1%
Keycon Power Holdings LLC (b)(d)(k)	112,442	1,643,902
Electrical Equipment 0.0% ‡
Energy Technologies, Inc. (b)(d)(k)	4,822	1,629,836
Energy Equipment & Services 0.1%
Forum Energy Technologies, Inc. (k)	159,661	2,468,359
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (i)	115,826	3,474,780
Oil, Gas & Consumable Fuels 0.3%
Gulfport Energy Corp. (k)	10,441	1,580,246
PetroQuest Energy, Inc. (b)(d)(k)	82,247	—
Talos Energy, Inc. (k)	550,880	5,701,608
		7,281,854
Pharmaceuticals 0.2%
Endo, Inc. (k)	217,590	5,544,193
Total Common Stocks (Cost $63,916,239)		22,356,104

	Shares	Value
Preferred Stock 0.4%
Electrical Equipment 0.4%
Energy Technologies Ltd. (b)(d)(k)	10,741	$ 10,203,950
Total Preferred Stock (Cost $10,297,701)		10,203,950

	Number of Warrants

Warrants 0.0% ‡
Oil, Gas & Consumable Fuels 0.0% ‡
California Resources Corp.
Expires 10/27/24 (k)	9,742	163,373
Total Warrants (Cost $3,897)		163,373
Total Investments (Cost $2,661,209,947)	95.7%	2,605,832,924
Other Assets, Less Liabilities	4.3	116,205,544
Net Assets	100.0%	$ 2,722,038,468

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security—As of September 30, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $39,524,860, which represented 1.5% of the Portfolio’s net assets.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Floating rate—Rate shown was the rate in effect as of September 30, 2024.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Delayed delivery security.
(h)	Issue in non-accrual status.
(i)	Restricted security.
(j)	Step coupon—Rate shown was the rate in effect as of September 30, 2024.
(k)	Non-income producing security.
Abbreviation(s):
SOFR—Secured Overnight Financing Rate

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 23,971,522	$ —	$ 23,971,522
Corporate Bonds	—	2,382,588,792	6,747,046	2,389,335,838
Loan Assignments	—	155,789,906	4,012,231	159,802,137
Total Long-Term Bonds	—	2,562,350,220	10,759,277	2,573,109,497
Common Stocks	15,607,586	3,474,780	3,273,738	22,356,104
Preferred Stock	—	—	10,203,950	10,203,950
Warrants	163,373	—	—	163,373
Total Investments in Securities	$ 15,770,959	$ 2,565,825,000	$ 24,236,965	$ 2,605,832,924

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP PineStone International Equity Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.4%
Australia 1.6%
Commonwealth Bank of Australia (Banks)	79,009	$ 7,395,391
Canada 2.5%
Canadian National Railway Co. (Ground Transportation)	98,218	11,506,239
Denmark 6.3%
Novo Nordisk A/S, Class B (Pharmaceuticals)	244,730	28,754,144
France 15.9%
Air Liquide SA (Chemicals)	23,331	4,499,719
Air Liquide SA (Chemicals) (a)	77,000	14,850,556
EssilorLuxottica SA (Health Care Equipment & Supplies)	80,653	19,086,991
L'Oreal SA (Personal Care Products)	5,367	2,401,958
L'Oreal SA (Registered) (Personal Care Products) (a)	28,000	12,531,175
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	25,441	19,498,078
		72,868,477
Germany 5.5%
Rational AG (Machinery)	7,774	7,918,070
SAP SE (Software)	75,885	17,265,951
		25,184,021
India 1.7%
HDFC Bank Ltd., ADR (Banks)	121,906	7,626,439
Japan 7.1%
Keyence Corp. (Electronic Equipment, Instruments & Components)	33,000	15,695,808
Shimano, Inc. (Leisure Products)	49,500	9,357,558
Unicharm Corp. (Household Products)	199,800	7,205,172
		32,258,538
Netherlands 4.3%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	23,601	19,587,996
Spain 1.8%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	111,362	8,047,653
Switzerland 8.3%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	99,543	15,736,815
Geberit AG (Registered) (Building Products)	13,441	8,756,859
Schindler Holding AG (Machinery)	45,342	13,286,248
		37,779,922
Taiwan 7.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	203,833	35,399,677

	Shares	Value
Common Stocks
United Kingdom 24.4%
Ashtead Group plc (Trading Companies & Distributors)	127,563	$ 9,867,754
Bunzl plc (Trading Companies & Distributors)	185,474	8,763,241
Diageo plc (Beverages)	338,962	11,796,152
Howden Joinery Group plc (Trading Companies & Distributors)	923,305	11,196,122
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	168,666	18,346,518
Intertek Group plc (Professional Services)	140,016	9,659,231
London Stock Exchange Group plc (Capital Markets)	184,037	25,146,133
Spirax Group plc (Machinery)	71,914	7,225,328
Unilever plc (Personal Care Products)	144,474	9,363,012
		111,363,491
United States 12.3%
Alcon, Inc. (Health Care Equipment & Supplies)	137,738	13,722,536
Aon plc, Class A (Insurance)	22,832	7,899,644
Nestle SA (Registered) (Food Products)	185,986	18,670,019
S&P Global, Inc. (Capital Markets)	30,829	15,926,878
		56,219,077
Total Common Stocks (Cost $378,944,043)		453,991,065
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
United States 0.3%
NYLI U.S. Government Liquidity Fund, 4.88% (b)	1,394,682	1,394,682
Total Short-Term Investment (Cost $1,394,682)		1,394,682
Total Investments (Cost $380,338,725)	99.7%	455,385,747
Other Assets, Less Liabilities	0.3	1,174,276
Net Assets	100.0%	$ 456,560,023

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 83	$ 40,231	$ (38,919)	$ —	$ —	$ 1,395	$ 32	$ —	1,395

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 453,991,065	$ —	$ —	$ 453,991,065
Short-Term Investment
Affiliated Investment Company	1,394,682	—	—	1,394,682
Total Investments in Securities	$ 455,385,747	$ —	$ —	$ 455,385,747

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP S&P 500 Index Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.8%
Aerospace & Defense 1.9%
Axon Enterprise, Inc. (a)	6,715	$ 2,683,314
Boeing Co. (The) (a)	54,748	8,323,886
General Dynamics Corp.	24,119	7,288,762
General Electric Co.	101,415	19,124,841
Howmet Aerospace, Inc.	38,174	3,826,943
Huntington Ingalls Industries, Inc.	3,668	969,746
L3Harris Technologies, Inc.	17,743	4,220,527
Lockheed Martin Corp.	19,841	11,598,255
Northrop Grumman Corp.	12,858	6,789,924
RTX Corp.	124,417	15,074,364
Textron, Inc.	17,524	1,552,276
TransDigm Group, Inc.	5,248	7,489,578
		88,942,416
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	10,962	1,209,876
Expeditors International of Washington, Inc.	13,200	1,734,480
FedEx Corp.	21,078	5,768,627
United Parcel Service, Inc., Class B	68,511	9,340,790
		18,053,773
Automobile Components 0.1%
Aptiv plc (a)	24,856	1,789,880
BorgWarner, Inc.	21,303	773,086
		2,562,966
Automobiles 1.7%
Ford Motor Co.	365,176	3,856,259
General Motors Co.	105,120	4,713,581
Tesla, Inc. (a)	259,507	67,894,816
		76,464,656
Banks 3.1%
Bank of America Corp.	631,402	25,054,031
Citigroup, Inc.	178,435	11,170,031
Citizens Financial Group, Inc.	41,929	1,722,024
Fifth Third Bancorp	63,300	2,711,772
Huntington Bancshares, Inc.	135,845	1,996,921
JPMorgan Chase & Co.	266,107	56,111,322
KeyCorp	86,806	1,454,001
M&T Bank Corp.	15,620	2,782,234
PNC Financial Services Group, Inc. (The)	37,178	6,872,353
Regions Financial Corp.	85,591	1,996,838
Truist Financial Corp.	125,267	5,357,670
U.S. Bancorp	145,949	6,674,248
Wells Fargo & Co.	318,353	17,983,761
		141,887,206

	Shares	Value
Common Stocks
Beverages 1.3%
Brown-Forman Corp., Class B	17,146	$ 843,583
Coca-Cola Co. (The)	362,790	26,070,089
Constellation Brands, Inc., Class A	14,655	3,776,447
Keurig Dr Pepper, Inc.	98,931	3,707,934
Molson Coors Beverage Co., Class B	16,432	945,169
Monster Beverage Corp. (a)	65,964	3,441,342
PepsiCo, Inc.	128,469	21,846,153
		60,630,717
Biotechnology 1.9%
AbbVie, Inc.	165,205	32,624,683
Amgen, Inc.	50,256	16,192,986
Biogen, Inc. (a)	13,630	2,642,039
Gilead Sciences, Inc.	116,443	9,762,581
Incyte Corp. (a)(b)	14,951	988,261
Moderna, Inc. (a)	31,638	2,114,368
Regeneron Pharmaceuticals, Inc. (a)	9,925	10,433,557
Vertex Pharmaceuticals, Inc. (a)	24,140	11,227,031
		85,985,506
Broadline Retail 3.6%
Amazon.com, Inc. (a)	873,664	162,789,813
eBay, Inc.	45,736	2,977,871
		165,767,684
Building Products 0.6%
A O Smith Corp.	11,220	1,007,893
Allegion plc	8,149	1,187,635
Builders FirstSource, Inc. (a)	10,892	2,111,523
Carrier Global Corp.	78,524	6,320,397
Johnson Controls International plc	62,479	4,848,995
Masco Corp.	20,413	1,713,467
Trane Technologies plc	21,107	8,204,924
		25,394,834
Capital Markets 3.0%
Ameriprise Financial, Inc.	9,184	4,314,735
Bank of New York Mellon Corp. (The)	69,021	4,959,849
BlackRock, Inc.	13,023	12,365,469
Blackstone, Inc.	67,348	10,312,999
Cboe Global Markets, Inc.	9,786	2,004,858
Charles Schwab Corp. (The)	139,723	9,055,448
CME Group, Inc.	33,679	7,431,271
FactSet Research Systems, Inc.	3,558	1,636,146
Franklin Resources, Inc.	28,860	581,529
Goldman Sachs Group, Inc. (The)	29,537	14,624,064
Intercontinental Exchange, Inc.	53,697	8,625,886
Invesco Ltd.	42,111	739,469
KKR & Co., Inc.	63,079	8,236,856

	Shares	Value
Common Stocks
Capital Markets
MarketAxess Holdings, Inc.	3,531	$ 904,642
Moody's Corp.	14,647	6,951,320
Morgan Stanley	116,515	12,145,524
MSCI, Inc.	7,356	4,288,033
Nasdaq, Inc.	38,704	2,825,779
Northern Trust Corp.	18,859	1,697,876
Raymond James Financial, Inc. (b)	17,336	2,122,966
S&P Global, Inc.	29,948	15,471,736
State Street Corp.	27,930	2,470,967
T. Rowe Price Group, Inc.	20,819	2,267,814
		136,035,236
Chemicals 1.5%
Air Products and Chemicals, Inc.	20,793	6,190,908
Albemarle Corp. (b)	11,002	1,041,999
Celanese Corp.	10,219	1,389,375
CF Industries Holdings, Inc.	16,874	1,447,789
Corteva, Inc.	64,745	3,806,359
Dow, Inc.	65,557	3,581,379
DuPont de Nemours, Inc.	39,048	3,479,567
Eastman Chemical Co.	10,934	1,224,061
Ecolab, Inc.	23,685	6,047,491
FMC Corp.	11,685	770,509
International Flavors & Fragrances, Inc.	23,905	2,508,352
Linde plc	44,961	21,440,102
LyondellBasell Industries NV, Class A	24,324	2,332,672
Mosaic Co. (The)	29,802	798,098
PPG Industries, Inc.	21,820	2,890,277
Sherwin-Williams Co. (The)	21,706	8,284,529
		67,233,467
Commercial Services & Supplies 0.6%
Cintas Corp.	32,045	6,597,425
Copart, Inc. (a)	81,908	4,291,979
Republic Services, Inc.	19,093	3,834,638
Rollins, Inc.	26,292	1,329,850
Veralto Corp.	23,112	2,585,308
Waste Management, Inc.	34,157	7,090,993
		25,730,193
Communications Equipment 0.8%
Arista Networks, Inc. (a)	24,094	9,247,759
Cisco Systems, Inc.	376,813	20,053,988
F5, Inc. (a)	5,451	1,200,310
Juniper Networks, Inc.	30,786	1,200,039
Motorola Solutions, Inc.	15,605	7,016,476
		38,718,572

	Shares	Value
Common Stocks
Construction & Engineering 0.1%
Quanta Services, Inc.	13,780	$ 4,108,507
Construction Materials 0.1%
Martin Marietta Materials, Inc.	5,716	3,076,637
Vulcan Materials Co.	12,352	3,093,311
		6,169,948
Consumer Finance 0.5%
American Express Co.	52,528	14,245,594
Capital One Financial Corp.	35,715	5,347,607
Discover Financial Services (b)	23,483	3,294,430
Synchrony Financial	36,965	1,843,814
		24,731,445
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	41,465	36,759,552
Dollar General Corp. (b)	20,565	1,739,182
Dollar Tree, Inc. (a)	18,897	1,328,837
Kroger Co. (The)	62,108	3,558,788
Sysco Corp.	45,994	3,590,292
Target Corp.	43,270	6,744,062
Walgreens Boots Alliance, Inc. (b)	67,034	600,625
Walmart, Inc.	406,246	32,804,364
		87,125,702
Containers & Packaging 0.2%
Amcor plc	135,182	1,531,612
Avery Dennison Corp.	7,531	1,662,543
Ball Corp.	28,392	1,928,101
International Paper Co.	32,516	1,588,407
Packaging Corp. of America	8,345	1,797,513
Smurfit WestRock plc	46,147	2,280,585
		10,788,761
Distributors 0.1%
Genuine Parts Co.	13,030	1,820,031
LKQ Corp.	24,622	982,910
Pool Corp.	3,578	1,348,190
		4,151,131
Diversified Telecommunication Services 0.7%
AT&T, Inc.	670,629	14,753,838
Verizon Communications, Inc.	393,714	17,681,696
		32,435,534
Electric Utilities 1.6%
Alliant Energy Corp.	24,001	1,456,621
American Electric Power Co., Inc.	49,769	5,106,300
Constellation Energy Corp.	29,246	7,604,545

	Shares	Value
Common Stocks
Electric Utilities
Duke Energy Corp.	72,205	$ 8,325,237
Edison International	36,119	3,145,604
Entergy Corp.	19,991	2,631,016
Evergy, Inc.	21,525	1,334,765
Eversource Energy	33,426	2,274,639
Exelon Corp.	93,529	3,792,601
FirstEnergy Corp.	47,940	2,126,139
NextEra Energy, Inc.	192,159	16,243,200
NRG Energy, Inc.	19,303	1,758,503
PG&E Corp.	199,916	3,952,339
Pinnacle West Capital Corp. (b)	10,631	941,800
PPL Corp.	69,001	2,282,553
Southern Co. (The)	102,268	9,222,528
Xcel Energy, Inc.	52,143	3,404,938
		75,603,328
Electrical Equipment 0.7%
AMETEK, Inc.	21,655	3,718,380
Eaton Corp. plc	37,234	12,340,837
Emerson Electric Co.	53,558	5,857,639
GE Vernova, Inc. (a)	25,702	6,553,496
Generac Holdings, Inc. (a)	5,626	893,859
Hubbell, Inc.	5,021	2,150,745
Rockwell Automation, Inc.	10,613	2,849,166
		34,364,122
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	112,637	7,339,427
CDW Corp.	12,493	2,827,166
Corning, Inc.	72,030	3,252,154
Jabil, Inc.	10,610	1,271,396
Keysight Technologies, Inc. (a)	16,325	2,594,532
Teledyne Technologies, Inc. (a)	4,376	1,915,200
Trimble, Inc. (a)	22,862	1,419,502
Zebra Technologies Corp., Class A (a)	4,824	1,786,424
		22,405,801
Energy Equipment & Services 0.2%
Baker Hughes Co.	92,914	3,358,841
Halliburton Co.	82,571	2,398,688
Schlumberger NV	132,812	5,571,463
		11,328,992
Entertainment 1.2%
Electronic Arts, Inc.	22,487	3,225,535
Live Nation Entertainment, Inc. (a)	14,648	1,603,810
Netflix, Inc. (a)	40,140	28,470,098
Take-Two Interactive Software, Inc. (a)	15,247	2,343,616
Walt Disney Co. (The)	169,624	16,316,133

	Shares	Value
Common Stocks
Entertainment
Warner Bros Discovery, Inc. (a)	208,744	$ 1,722,138
		53,681,330
Financial Services 4.1%
Berkshire Hathaway, Inc., Class B (a)	171,326	78,854,505
Corpay, Inc. (a)	6,494	2,031,063
Fidelity National Information Services, Inc.	51,026	4,273,427
Fiserv, Inc. (a)	53,847	9,673,614
Global Payments, Inc.	23,797	2,437,289
Jack Henry & Associates, Inc.	6,825	1,204,885
Mastercard, Inc., Class A	77,166	38,104,571
PayPal Holdings, Inc. (a)	95,618	7,461,073
Visa, Inc., Class A	156,236	42,957,088
		186,997,515
Food Products 0.7%
Archer-Daniels-Midland Co.	44,720	2,671,573
Bunge Global SA	13,256	1,281,060
Campbell Soup Co. (b)	18,419	901,057
Conagra Brands, Inc.	44,805	1,457,059
General Mills, Inc.	52,060	3,844,631
Hershey Co. (The)	13,812	2,648,865
Hormel Foods Corp.	27,174	861,416
J M Smucker Co. (The)	9,955	1,205,551
Kellanova	25,092	2,025,175
Kraft Heinz Co. (The)	82,552	2,898,401
Lamb Weston Holdings, Inc.	13,437	869,911
McCormick & Co., Inc. (Non-Voting)	23,567	1,939,564
Mondelez International, Inc., Class A	124,936	9,204,035
Tyson Foods, Inc., Class A	26,733	1,592,218
		33,400,516
Gas Utilities 0.0% ‡
Atmos Energy Corp.	14,519	2,013,930
Ground Transportation 1.0%
CSX Corp.	181,329	6,261,290
JB Hunt Transport Services, Inc.	7,536	1,298,679
Norfolk Southern Corp.	21,149	5,255,527
Old Dominion Freight Line, Inc.	17,638	3,503,612
Uber Technologies, Inc. (a)	196,500	14,768,940
Union Pacific Corp.	56,978	14,043,938
		45,131,986
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	162,732	18,553,075
Align Technology, Inc. (a)(b)	6,567	1,670,120
Baxter International, Inc.	47,705	1,811,359

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Becton Dickinson & Co.	27,034	$ 6,517,897
Boston Scientific Corp. (a)	137,734	11,542,109
Cooper Cos., Inc. (The) (a)	18,624	2,054,972
DexCom, Inc. (a)	37,480	2,512,659
Edwards Lifesciences Corp. (a)	56,342	3,718,009
GE HealthCare Technologies, Inc.	39,722	3,727,910
Hologic, Inc. (a)	21,724	1,769,637
IDEXX Laboratories, Inc. (a)	7,698	3,889,184
Insulet Corp. (a)(b)	6,557	1,526,142
Intuitive Surgical, Inc. (a)	33,175	16,297,882
Medtronic plc	119,961	10,800,089
ResMed, Inc.	13,742	3,354,697
Solventum Corp. (a)	12,935	901,828
STERIS plc	9,224	2,237,189
Stryker Corp.	32,067	11,584,524
Teleflex, Inc.	4,410	1,090,681
Zimmer Biomet Holdings, Inc.	19,047	2,056,124
		107,616,087
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	22,802	2,520,077
Cencora, Inc.	16,316	3,672,405
Centene Corp. (a)	49,199	3,703,701
Cigna Group (The)	26,146	9,058,020
CVS Health Corp.	117,658	7,398,335
DaVita, Inc. (a)	4,316	707,522
Elevance Health, Inc.	21,688	11,277,760
HCA Healthcare, Inc.	17,379	7,063,347
Henry Schein, Inc. (a)	11,851	863,938
Humana, Inc.	11,261	3,566,809
Labcorp Holdings, Inc.	7,853	1,754,988
McKesson Corp.	12,129	5,996,820
Molina Healthcare, Inc. (a)	5,481	1,888,533
Quest Diagnostics, Inc.	10,411	1,616,308
UnitedHealth Group, Inc.	86,367	50,497,058
Universal Health Services, Inc., Class B	5,561	1,273,525
		112,859,146
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	14,561	1,729,119
Healthpeak Properties, Inc.	65,885	1,506,790
Ventas, Inc.	38,642	2,478,111
Welltower, Inc.	54,125	6,929,624
		12,643,644
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	65,699	1,156,302

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc., Class A (a)	41,153	$ 5,218,612
Booking Holdings, Inc.	3,135	13,204,996
Caesars Entertainment, Inc. (a)	20,260	845,652
Carnival Corp. (a)	94,484	1,746,064
Chipotle Mexican Grill, Inc. (a)	128,086	7,380,315
Darden Restaurants, Inc.	11,080	1,818,560
Domino's Pizza, Inc.	3,271	1,406,988
Expedia Group, Inc. (a)	11,659	1,725,765
Hilton Worldwide Holdings, Inc.	23,048	5,312,564
Las Vegas Sands Corp. (b)	33,061	1,664,291
Marriott International, Inc., Class A	21,854	5,432,905
McDonald's Corp.	67,093	20,430,490
MGM Resorts International (a)(b)	21,593	844,070
Norwegian Cruise Line Holdings Ltd. (a)	41,124	843,453
Royal Caribbean Cruises Ltd.	22,150	3,928,524
Starbucks Corp.	105,988	10,332,770
Wynn Resorts Ltd.	8,746	838,567
Yum! Brands, Inc.	26,297	3,673,954
		86,648,540
Household Durables 0.4%
DR Horton, Inc.	27,445	5,235,683
Garmin Ltd.	14,385	2,532,192
Lennar Corp., Class A	22,606	4,238,173
Mohawk Industries, Inc. (a)	4,900	787,332
NVR, Inc. (a)	288	2,825,798
PulteGroup, Inc.	19,410	2,785,917
		18,405,095
Household Products 1.2%
Church & Dwight Co., Inc.	22,897	2,397,774
Clorox Co. (The)	11,585	1,887,312
Colgate-Palmolive Co.	76,422	7,933,368
Kimberly-Clark Corp.	31,501	4,481,962
Procter & Gamble Co. (The)	220,173	38,133,964
		54,834,380
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	66,530	1,334,592
Vistra Corp.	32,133	3,809,046
		5,143,638
Industrial Conglomerates 0.4%
3M Co.	51,381	7,023,783
Honeywell International, Inc.	60,905	12,589,672
		19,613,455
Industrial REITs 0.2%
Prologis, Inc.	86,600	10,935,848

	Shares	Value
Common Stocks
Insurance 2.1%
Aflac, Inc.	47,141	$ 5,270,364
Allstate Corp. (The)	24,696	4,683,596
American International Group, Inc.	60,228	4,410,496
Aon plc, Class A	20,319	7,030,171
Arch Capital Group Ltd. (a)	35,030	3,919,156
Arthur J. Gallagher & Co.	20,492	5,765,834
Assurant, Inc. (b)	4,844	963,278
Brown & Brown, Inc.	22,145	2,294,222
Chubb Ltd.	35,135	10,132,583
Cincinnati Financial Corp.	14,613	1,989,122
Erie Indemnity Co., Class A	2,333	1,259,400
Everest Group Ltd.	4,047	1,585,736
Globe Life, Inc.	8,401	889,750
Hartford Financial Services Group, Inc. (The)	27,405	3,223,102
Loews Corp.	17,041	1,347,091
Marsh & McLennan Cos., Inc.	45,994	10,260,802
MetLife, Inc.	55,021	4,538,132
Principal Financial Group, Inc.	19,927	1,711,729
Progressive Corp. (The)	54,777	13,900,212
Prudential Financial, Inc.	33,390	4,043,529
Travelers Cos., Inc. (The)	21,318	4,990,970
W R Berkley Corp.	28,118	1,595,134
Willis Towers Watson plc	9,498	2,797,446
		98,601,855
Interactive Media & Services 6.2%
Alphabet, Inc.
Class A	547,989	90,883,976
Class C	449,231	75,106,931

Match Group, Inc. (a)	24,121	912,738
Meta Platforms, Inc., Class A	204,337	116,970,672
		283,874,317
IT Services 1.3%
Accenture plc, Class A	58,585	20,708,626
Akamai Technologies, Inc. (a)	14,172	1,430,663
Amentum Holdings, Inc. (a)	11,711	377,680
Cognizant Technology Solutions Corp., Class A	46,359	3,577,988
EPAM Systems, Inc. (a)	5,325	1,059,835
Gartner, Inc. (a)	7,207	3,652,219
GoDaddy, Inc., Class A (a)	13,185	2,067,144
International Business Machines Corp.	86,154	19,046,926
TE Connectivity plc	28,425	4,291,891
VeriSign, Inc. (a)	7,850	1,491,186
		57,704,158
Leisure Products 0.0% ‡
Hasbro, Inc.	12,251	885,992

	Shares	Value
Common Stocks
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.	27,288	$ 4,051,722
Bio-Rad Laboratories, Inc., Class A (a)(b)	1,349	451,349
Bio-Techne Corp.	14,753	1,179,207
Charles River Laboratories International, Inc. (a)(b)	4,829	951,168
Danaher Corp.	60,118	16,714,006
IQVIA Holdings, Inc. (a)	16,198	3,838,440
Mettler-Toledo International, Inc. (a)	1,985	2,976,905
Revvity, Inc. (b)	11,536	1,473,724
Thermo Fisher Scientific, Inc.	35,728	22,100,269
Waters Corp. (a)	5,553	1,998,469
West Pharmaceutical Services, Inc.	6,785	2,036,586
		57,771,845
Machinery 1.7%
Caterpillar, Inc.	45,352	17,738,074
Cummins, Inc.	12,818	4,150,340
Deere & Co.	23,970	10,003,400
Dover Corp.	12,856	2,465,010
Fortive Corp.	32,767	2,586,299
IDEX Corp.	7,086	1,519,947
Illinois Tool Works, Inc.	25,270	6,622,509
Ingersoll Rand, Inc.	37,738	3,704,362
Nordson Corp.	5,086	1,335,736
Otis Worldwide Corp.	37,464	3,894,008
PACCAR, Inc.	49,030	4,838,280
Parker-Hannifin Corp.	12,022	7,595,740
Pentair plc	15,479	1,513,691
Snap-on, Inc.	4,927	1,427,401
Stanley Black & Decker, Inc.	14,406	1,586,533
Westinghouse Air Brake Technologies Corp.	16,385	2,978,302
Xylem, Inc.	22,718	3,067,612
		77,027,244
Media 0.5%
Charter Communications, Inc., Class A (a)	9,078	2,941,998
Comcast Corp., Class A	361,310	15,091,919
Fox Corp.
Class A	21,011	889,396
Class B	12,350	479,180

Interpublic Group of Cos., Inc. (The)	35,129	1,111,130
News Corp.
Class A	35,385	942,302
Class B	10,499	293,447

Omnicom Group, Inc.	18,299	1,891,934
Paramount Global, Class B	55,623	590,716
		24,232,022
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	134,388	6,708,649

	Shares	Value
Common Stocks
Metals & Mining
Newmont Corp.	107,318	$ 5,736,147
Nucor Corp.	22,198	3,337,247
Steel Dynamics, Inc.	13,422	1,692,246
		17,474,289
Multi-Utilities 0.6%
Ameren Corp.	24,965	2,183,439
CenterPoint Energy, Inc.	60,955	1,793,296
CMS Energy Corp.	27,957	1,974,603
Consolidated Edison, Inc.	32,346	3,368,189
Dominion Energy, Inc.	78,470	4,534,781
DTE Energy Co.	19,373	2,487,687
NiSource, Inc.	41,969	1,454,226
Public Service Enterprise Group, Inc.	46,593	4,156,562
Sempra	59,218	4,952,401
WEC Energy Group, Inc.	29,566	2,843,658
		29,748,842
Office REITs 0.0% ‡
BXP, Inc.	13,590	1,093,451
Oil, Gas & Consumable Fuels 3.0%
APA Corp.	34,597	846,242
Chevron Corp.	159,084	23,428,301
ConocoPhillips	108,611	11,434,566
Coterra Energy, Inc. (b)	69,144	1,655,999
Devon Energy Corp.	58,568	2,291,180
Diamondback Energy, Inc.	16,685	2,876,494
EOG Resources, Inc.	53,181	6,537,540
EQT Corp.	55,561	2,035,755
Exxon Mobil Corp.	415,535	48,709,013
Hess Corp.	25,850	3,510,430
Kinder Morgan, Inc.	180,599	3,989,432
Marathon Oil Corp.	52,319	1,393,255
Marathon Petroleum Corp.	31,303	5,099,572
Occidental Petroleum Corp.	62,976	3,245,783
ONEOK, Inc.	54,639	4,979,252
Phillips 66	39,149	5,146,136
Targa Resources Corp.	20,490	3,032,725
Valero Energy Corp.	29,965	4,046,174
Williams Cos., Inc. (The)	114,006	5,204,374
		139,462,223
Passenger Airlines 0.2%
American Airlines Group, Inc. (a)	43,366	487,434
Delta Air Lines, Inc.	59,976	3,046,181
Southwest Airlines Co.	56,025	1,660,020

	Shares	Value
Common Stocks
Passenger Airlines
United Airlines Holdings, Inc. (a)	30,781	$ 1,756,364
		6,949,999
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	21,794	2,172,644
Kenvue, Inc.	179,125	4,143,161
		6,315,805
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	189,621	9,810,991
Catalent, Inc. (a)	16,943	1,026,237
Eli Lilly & Co.	73,781	65,365,539
Johnson & Johnson	225,148	36,487,485
Merck & Co., Inc.	237,079	26,922,691
Pfizer, Inc.	530,003	15,338,287
Viatris, Inc.	111,629	1,296,013
Zoetis, Inc.	42,374	8,279,032
		164,526,275
Professional Services 0.6%
Automatic Data Processing, Inc.	38,141	10,554,759
Broadridge Financial Solutions, Inc.	10,916	2,347,267
Dayforce, Inc. (a)(b)	14,782	905,398
Equifax, Inc.	11,572	3,400,548
Jacobs Solutions, Inc.	11,711	1,532,970
Leidos Holdings, Inc.	12,600	2,053,800
Paychex, Inc.	29,977	4,022,614
Paycom Software, Inc.	4,551	758,060
Verisk Analytics, Inc.	13,321	3,569,495
		29,144,911
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	28,172	3,506,851
CoStar Group, Inc. (a)(b)	38,330	2,891,615
		6,398,466
Residential REITs 0.3%
AvalonBay Communities, Inc.	13,284	2,992,221
Camden Property Trust	9,973	1,231,965
Equity Residential	31,910	2,376,019
Essex Property Trust, Inc.	6,006	1,774,293
Invitation Homes, Inc.	53,285	1,878,829
Mid-America Apartment Communities, Inc.	10,937	1,737,889
UDR, Inc.	28,072	1,272,784
		13,264,000
Retail REITs 0.3%
Federal Realty Investment Trust	7,036	808,929
Kimco Realty Corp.	63,049	1,463,998

	Shares	Value
Common Stocks
Retail REITs
Realty Income Corp.	81,452	$ 5,165,686
Regency Centers Corp.	15,278	1,103,530
Simon Property Group, Inc.	28,664	4,844,789
		13,386,932
Semiconductors & Semiconductor Equipment 11.0%
Advanced Micro Devices, Inc. (a)	151,376	24,837,774
Analog Devices, Inc.	46,411	10,682,420
Applied Materials, Inc.	77,440	15,646,752
Broadcom, Inc.	435,369	75,101,153
Enphase Energy, Inc. (a)	12,666	1,431,511
First Solar, Inc. (a)	10,012	2,497,393
Intel Corp.	399,090	9,362,651
KLA Corp.	12,573	9,736,657
Lam Research Corp.	12,194	9,951,280
Microchip Technology, Inc.	50,179	4,028,872
Micron Technology, Inc.	103,709	10,755,660
Monolithic Power Systems, Inc.	4,560	4,215,720
NVIDIA Corp.	2,300,825	279,412,188
NXP Semiconductors NV	23,825	5,718,238
ON Semiconductor Corp. (a)	40,064	2,909,047
Qorvo, Inc. (a)	8,872	916,478
QUALCOMM, Inc.	104,192	17,717,850
Skyworks Solutions, Inc.	14,938	1,475,426
Teradyne, Inc.	15,262	2,044,040
Texas Instruments, Inc.	85,397	17,640,458
		506,081,568
Software 10.1%
Adobe, Inc. (a)	41,471	21,472,854
ANSYS, Inc. (a)	8,173	2,604,163
Autodesk, Inc. (a)	20,151	5,551,198
Cadence Design Systems, Inc. (a)	25,610	6,941,078
Crowdstrike Holdings, Inc., Class A (a)	21,594	6,056,469
Fair Isaac Corp. (a)	2,293	4,456,491
Fortinet, Inc. (a)	59,379	4,604,842
Gen Digital, Inc.	50,661	1,389,631
Intuit, Inc.	26,146	16,236,666
Microsoft Corp.	695,208	299,148,002
Oracle Corp.	149,497	25,474,289
Palantir Technologies, Inc., Class A (a)	82,071	3,053,041
Palo Alto Networks, Inc. (a)	30,285	10,351,413
PTC, Inc. (a)	11,236	2,029,896
Roper Technologies, Inc.	10,026	5,578,868
Salesforce, Inc.	90,630	24,806,337
ServiceNow, Inc. (a)	19,267	17,232,212
Synopsys, Inc. (a)	14,330	7,256,569

	Shares	Value
Common Stocks
Software
Tyler Technologies, Inc. (a)	3,991	$ 2,329,627
		466,573,646
Specialized REITs 1.0%
American Tower Corp.	43,686	10,159,616
Crown Castle, Inc.	40,645	4,821,716
Digital Realty Trust, Inc.	28,785	4,658,277
Equinix, Inc.	8,880	7,882,154
Extra Space Storage, Inc.	19,821	3,571,546
Iron Mountain, Inc.	27,442	3,260,933
Public Storage	14,732	5,360,533
SBA Communications Corp.	10,052	2,419,516
VICI Properties, Inc.	97,942	3,262,448
Weyerhaeuser Co.	68,025	2,303,327
		47,700,066
Specialty Retail 1.9%
AutoZone, Inc. (a)	1,598	5,033,764
Bath & Body Works, Inc.	20,879	666,458
Best Buy Co., Inc.	18,360	1,896,588
CarMax, Inc. (a)	14,598	1,129,593
Home Depot, Inc. (The)	92,745	37,580,274
Lowe's Cos., Inc.	53,296	14,435,222
O'Reilly Automotive, Inc. (a)	5,425	6,247,430
Ross Stores, Inc.	31,199	4,695,761
TJX Cos., Inc. (The)	105,702	12,424,213
Tractor Supply Co.	10,093	2,936,356
Ulta Beauty, Inc. (a)	4,463	1,736,643
		88,782,302
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc. (c)	1,422,035	331,334,155
Dell Technologies, Inc., Class C	26,906	3,189,437
Hewlett Packard Enterprise Co.	121,558	2,487,077
HP, Inc.	91,524	3,282,966
NetApp, Inc.	19,226	2,374,603
Seagate Technology Holdings plc	19,640	2,151,169
Super Micro Computer, Inc. (a)(b)	4,710	1,961,244
Western Digital Corp. (a)	30,540	2,085,577
		348,866,228
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp. (a)	14,260	2,273,757
Lululemon Athletica, Inc. (a)	10,756	2,918,640
NIKE, Inc., Class B	112,372	9,933,685
Ralph Lauren Corp.	3,747	726,431
Tapestry, Inc.	21,510	1,010,540
		16,863,053

	Shares	Value
Common Stocks
Tobacco 0.6%
Altria Group, Inc.	159,582	$ 8,145,065
Philip Morris International, Inc.	145,420	17,653,988
		25,799,053
Trading Companies & Distributors 0.3%
Fastenal Co.	53,559	3,825,184
United Rentals, Inc.	6,228	5,042,999
WW Grainger, Inc.	4,156	4,317,294
		13,185,477
Water Utilities 0.1%
American Water Works Co., Inc.	18,225	2,665,224
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	45,834	9,458,304
Total Common Stocks (d) (Cost $1,112,416,994)		4,551,539,456

	Number of Rights

Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR (a)(e)	4,165	4,248
Total Rights (Cost $4,248)		4,248

	Shares

Short-Term Investments 1.3%
Affiliated Investment Company 0.0% ‡
NYLI U.S. Government Liquidity Fund, 4.88% (f)	233,342	233,342
Unaffiliated Investment Companies 0.1%
BlackRock Liquidity FedFund, 4.943% (f)(g)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 4.917% (f)(g)	4,923,881	4,923,881
State Street Institutional U.S. Government Money Market Fund, 4.996% (f)(g)	1,000,000	1,000,000
		6,923,881

	Principal Amount	Value

U.S. Treasury Debt 1.2%
U.S. Treasury Bills
4.733%, due 12/19/24 (c)(h)	$ 55,500,000	$ 54,951,329
Total Short-Term Investments (Cost $62,087,760)		62,108,552
Total Investments (Cost $1,174,509,002)	100.1%	4,613,652,256
Other Assets, Less Liabilities	(0.1)	(4,656,397)
Net Assets	100.0%	$ 4,608,995,859

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2024, the aggregate market value of securities on loan was $8,503,071; the total market value of collateral held by the Portfolio was $8,711,486. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,787,605. The Portfolio received cash collateral with a value of $6,923,881.
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 99.9% of the Portfolio’s net assets.
(e)	Illiquid security—As of September 30, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $4,248, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(f)	Current yield as of September 30, 2024.
(g)	Represents a security purchased with cash collateral received for securities on loan.
(h)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 22	$ 18,569	$ (18,358)	$ —	$ —	$ 233	$ 5	$ —	233
Futures Contracts
As of September 30, 2024, the Portfolio held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	188	December 2024	$ 53,582,318	$ 54,653,950	$ 1,071,632

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2024.

Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 4,551,539,456	$ —	$ —	$ 4,551,539,456
Rights	—	4,248	—	4,248
Short-Term Investments
Affiliated Investment Company	233,342	—	—	233,342
Unaffiliated Investment Companies	6,923,881	—	—	6,923,881
U.S. Treasury Debt	—	54,951,329	—	54,951,329
Total Short-Term Investments	7,157,223	54,951,329	—	62,108,552
Total Investments in Securities	4,558,696,679	54,955,577	—	4,613,652,256
Other Financial Instruments
Futures Contracts (b)	1,071,632	—	—	1,071,632
Total Investments in Securities and Other Financial Instruments	$ 4,559,768,311	$ 54,955,577	$ —	$ 4,614,723,888

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Wellington Small Cap Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 96.7%
Aerospace & Defense 1.1%
BWX Technologies, Inc.	23,395	$ 2,543,036
Spirit AeroSystems Holdings, Inc., Class A (a)	60,845	1,978,071
		4,521,107
Automobile Components 1.4%
Dana, Inc.	83,307	879,722
Goodyear Tire & Rubber Co. (The) (a)	192,228	1,701,218
Phinia, Inc.	44,453	2,046,171
Visteon Corp. (a)	8,286	789,159
		5,416,270
Banks 9.6%
Bank OZK	47,936	2,060,769
Banner Corp.	33,112	1,972,151
Cadence Bank	135,531	4,316,662
Columbia Banking System, Inc.	84,272	2,200,342
CVB Financial Corp.	69,600	1,240,272
First Hawaiian, Inc.	90,913	2,104,636
First Interstate BancSystem, Inc., Class A	76,849	2,357,727
FNB Corp.	143,121	2,019,437
Home BancShares, Inc.	99,040	2,682,994
OFG Bancorp	42,038	1,888,347
Old National Bancorp	122,675	2,289,116
Pacific Premier Bancorp, Inc.	81,694	2,055,421
Prosperity Bancshares, Inc.	25,806	1,859,838
Sandy Spring Bancorp, Inc.	79,996	2,509,475
Stellar Bancorp, Inc.	64,351	1,666,047
United Community Banks, Inc.	57,215	1,663,812
Veritex Holdings, Inc.	69,981	1,841,900
WSFS Financial Corp.	31,722	1,617,505
		38,346,451
Biotechnology 7.0%
ACADIA Pharmaceuticals, Inc. (a)	9,864	151,708
ADMA Biologics, Inc. (a)	18,811	376,032
Agios Pharmaceuticals, Inc. (a)	4,671	207,533
Akero Therapeutics, Inc. (a)	5,566	159,689
Alkermes plc (a)	14,008	392,084
Amicus Therapeutics, Inc. (a)	24,163	258,061
Apogee Therapeutics, Inc. (a)(b)	12,981	762,504
Arcellx, Inc. (a)	3,326	277,754
Arcutis Biotherapeutics, Inc. (a)	8,431	78,408
Ardelyx, Inc. (a)	18,762	129,270
Arrowhead Pharmaceuticals, Inc. (a)	9,820	190,213
Avidity Biosciences, Inc. (a)	28,777	1,321,728
Beam Therapeutics, Inc. (a)(b)	6,186	151,557
BioCryst Pharmaceuticals, Inc. (a)	17,104	129,990
Biohaven Ltd. (a)	6,175	308,565
Blueprint Medicines Corp. (a)	16,392	1,516,260

	Shares	Value
Common Stocks
Biotechnology
Bridgebio Pharma, Inc. (a)	11,039	$ 281,053
CareDx, Inc. (a)	4,199	131,114
Catalyst Pharmaceuticals, Inc. (a)	9,452	187,906
Celldex Therapeutics, Inc. (a)	32,186	1,094,002
Cogent Biosciences, Inc. (a)	7,767	83,884
Crinetics Pharmaceuticals, Inc. (a)	28,434	1,452,977
Cytokinetics, Inc. (a)	21,163	1,117,406
Denali Therapeutics, Inc. (a)	10,215	297,563
Disc Medicine, Inc. (a)	10,739	527,714
Dynavax Technologies Corp. (a)	10,704	119,243
Dyne Therapeutics, Inc. (a)	6,609	237,395
Geron Corp. (a)	161,891	734,985
Halozyme Therapeutics, Inc. (a)	10,336	591,633
Ideaya Biosciences, Inc. (a)	6,680	211,622
Immunocore Holdings plc, ADR (a)(b)	6,833	212,711
Immunovant, Inc. (a)	4,545	129,578
Insmed, Inc. (a)(b)	25,118	1,833,614
Intellia Therapeutics, Inc. (a)	19,294	396,492
Iovance Biotherapeutics, Inc. (a)	20,540	192,871
Janux Therapeutics, Inc. (a)	2,300	104,489
Keros Therapeutics, Inc. (a)	2,371	137,684
Krystal Biotech, Inc. (a)	2,004	364,788
Kura Oncology, Inc. (a)	5,917	115,618
Kymera Therapeutics, Inc. (a)	3,645	172,518
Madrigal Pharmaceuticals, Inc. (a)(b)	1,433	304,111
MannKind Corp. (a)	21,342	134,241
Merus NV (a)	14,473	723,071
Mirum Pharmaceuticals, Inc. (a)	3,217	125,463
Myriad Genetics, Inc. (a)	6,977	191,100
Novavax, Inc. (a)	11,599	146,495
Nurix Therapeutics, Inc. (a)	34,704	779,799
Nuvalent, Inc., Class A (a)(b)	6,913	707,200
Protagonist Therapeutics, Inc. (a)	4,743	213,435
PTC Therapeutics, Inc. (a)	20,419	757,545
Recursion Pharmaceuticals, Inc., Class A (a)(b)	16,660	109,789
REVOLUTION Medicines, Inc. (a)	32,309	1,465,213
Rhythm Pharmaceuticals, Inc. (a)	4,397	230,359
Rocket Pharmaceuticals, Inc. (a)	22,840	421,855
Soleno Therapeutics, Inc. (a)	1,751	88,408
SpringWorks Therapeutics, Inc. (a)	5,544	177,630
Summit Therapeutics, Inc. (a)(b)	7,010	153,519
Syndax Pharmaceuticals, Inc. (a)	29,986	577,231
TG Therapeutics, Inc. (a)(b)	11,599	271,301
Twist Bioscience Corp. (a)	4,600	207,828
Vaxcyte, Inc. (a)	22,749	2,599,528
Vera Therapeutics, Inc. (a)	3,184	140,733
Veracyte, Inc. (a)	6,258	213,022

	Shares	Value
Common Stocks
Biotechnology
Vericel Corp. (a)	4,029	$ 170,225
		28,049,317
Broadline Retail 0.3%
Global-e Online Ltd. (a)	33,006	1,268,751
Building Products 1.1%
AZEK Co., Inc. (The) (a)	52,999	2,480,353
Zurn Elkay Water Solutions Corp. (b)	52,641	1,891,918
		4,372,271
Capital Markets 0.6%
PJT Partners, Inc., Class A (b)	16,834	2,244,646
Chemicals 2.5%
Cabot Corp.	25,271	2,824,540
Mativ Holdings, Inc.	114,485	1,945,100
Minerals Technologies, Inc.	35,386	2,732,861
Sensient Technologies Corp.	33,139	2,658,410
		10,160,911
Commercial Services & Supplies 3.1%
Brady Corp., Class A	41,439	3,175,470
Casella Waste Systems, Inc., Class A (a)	21,981	2,186,890
Interface, Inc.	144,553	2,742,170
Loomis AB	72,853	2,394,515
MillerKnoll, Inc.	78,576	1,945,542
		12,444,587
Communications Equipment 0.7%
Infinera Corp. (a)(b)	399,858	2,699,041
Construction & Engineering 1.2%
Ameresco, Inc., Class A (a)(b)	51,278	1,945,487
Fluor Corp. (a)	56,012	2,672,333
		4,617,820
Consumer Finance 2.7%
Bread Financial Holdings, Inc.	47,349	2,252,866
Encore Capital Group, Inc. (a)	16,138	762,843
Enova International, Inc. (a)	39,253	3,289,009
Navient Corp.	121,363	1,892,049
PROG Holdings, Inc.	56,321	2,731,005
		10,927,772
Containers & Packaging 0.5%
Greif, Inc., Class A	34,650	2,171,169

	Shares	Value
Common Stocks
Diversified Consumer Services 2.2%
Adtalem Global Education, Inc. (a)	35,224	$ 2,658,708
European Wax Center, Inc., Class A (a)	9,913	67,408
H&R Block, Inc.	35,183	2,235,880
Laureate Education, Inc.	170,766	2,836,423
Stride, Inc. (a)	12,983	1,107,580
		8,905,999
Electric Utilities 0.6%
Portland General Electric Co.	50,338	2,411,190
Electrical Equipment 0.6%
Acuity Brands, Inc.	3,877	1,067,687
NEXTracker, Inc., Class A (a)	19,926	746,826
Shoals Technologies Group, Inc., Class A (a)	80,454	451,347
		2,265,860
Electronic Equipment, Instruments & Components 1.4%
Fabrinet (a)	2,728	645,009
Novanta, Inc. (a)	12,484	2,233,637
TTM Technologies, Inc. (a)	142,796	2,606,027
		5,484,673
Energy Equipment & Services 2.5%
Cactus, Inc., Class A	36,039	2,150,447
ChampionX Corp.	60,240	1,816,236
Helix Energy Solutions Group, Inc. (a)	180,604	2,004,705
Select Water Solutions, Inc.	217,447	2,420,185
Tidewater, Inc. (a)	24,784	1,779,243
		10,170,816
Financial Services 4.4%
Federal Agricultural Mortgage Corp., Class C	11,371	2,131,039
HA Sustainable Infrastructure Capital, Inc.	40,986	1,412,787
NMI Holdings, Inc. (a)	63,669	2,622,526
Radian Group, Inc.	79,916	2,772,286
Remitly Global, Inc. (a)	176,880	2,368,423
Repay Holdings Corp. (a)(b)	476,917	3,891,643
Shift4 Payments, Inc., Class A (a)(b)	28,168	2,495,685
		17,694,389
Food Products 0.8%
Freshpet, Inc. (a)	23,325	3,190,160
Gas Utilities 1.6%
New Jersey Resources Corp.	52,524	2,479,133
Spire, Inc.	32,673	2,198,566
UGI Corp.	76,802	1,921,586
		6,599,285

	Shares	Value
Common Stocks
Ground Transportation 1.1%
Marten Transport Ltd.	92,260	$ 1,633,002
Ryder System, Inc.	19,670	2,867,886
		4,500,888
Health Care Equipment & Supplies 4.9%
Artivion, Inc. (a)	112,755	3,001,538
Glaukos Corp. (a)	14,554	1,896,095
Inspire Medical Systems, Inc. (a)	8,067	1,702,540
Integra LifeSciences Holdings Corp. (a)	93,262	1,694,571
Omnicell, Inc. (a)	56,982	2,484,415
PROCEPT BioRobotics Corp. (a)	51,966	4,163,516
SI-BONE, Inc. (a)	85,356	1,193,277
TransMedics Group, Inc. (a)(b)	8,631	1,355,067
Varex Imaging Corp. (a)	195,732	2,333,126
		19,824,145
Health Care Providers & Services 1.6%
Acadia Healthcare Co., Inc. (a)	17,504	1,109,929
Hims & Hers Health, Inc. (a)	230,700	4,249,494
Progyny, Inc. (a)	57,413	962,242
		6,321,665
Health Care REITs 0.8%
CareTrust REIT, Inc.	104,202	3,215,674
Health Care Technology 0.5%
Veradigm, Inc. (a)(b)	200,062	1,940,601
Hotel & Resort REITs 1.0%
Pebblebrook Hotel Trust	142,075	1,879,652
Ryman Hospitality Properties, Inc.	18,739	2,009,571
		3,889,223
Hotels, Restaurants & Leisure 3.0%
Cracker Barrel Old Country Store, Inc. (b)	27,412	1,243,134
Dutch Bros, Inc., Class A (a)	22,884	732,975
Genius Sports Ltd. (a)	192,591	1,509,913
Hilton Grand Vacations, Inc. (a)	59,517	2,161,658
Monarch Casino & Resort, Inc.	28,238	2,238,426
Papa John's International, Inc.	46,666	2,513,897
Wingstop, Inc.	4,145	1,724,652
		12,124,655
Household Durables 2.7%
Champion Homes, Inc. (a)	69,078	6,552,048
Helen of Troy Ltd. (a)(b)	33,452	2,069,006
Leggett & Platt, Inc.	159,454	2,171,764
		10,792,818

	Shares	Value
Common Stocks
Household Products 0.5%
Energizer Holdings, Inc.	63,933	$ 2,030,512
Insurance 2.1%
Kemper Corp.	31,393	1,922,821
Lancashire Holdings Ltd.	240,695	2,210,747
ProAssurance Corp. (a)	127,730	1,921,059
SiriusPoint Ltd. (a)	168,048	2,409,808
		8,464,435
Interactive Media & Services 0.7%
Taboola.com Ltd. (a)	607,378	2,040,790
Ziff Davis, Inc. (a)	14,314	696,519
		2,737,309
Leisure Products 0.9%
Malibu Boats, Inc., Class A (a)	55,763	2,164,162
Sturm Ruger & Co., Inc.	30,681	1,278,784
		3,442,946
Machinery 2.8%
Blue Bird Corp. (a)	67,108	3,218,500
Greenbrier Cos., Inc. (The)	51,903	2,641,344
Kennametal, Inc.	89,049	2,309,040
Middleby Corp. (The) (a)	7,325	1,019,127
REV Group, Inc.	69,631	1,953,846
		11,141,857
Media 1.9%
Criteo SA, Sponsored ADR (a)	41,465	1,668,551
Magnite, Inc. (a)	245,153	3,395,369
National CineMedia, Inc. (a)(b)	341,295	2,406,130
		7,470,050
Metals & Mining 0.9%
Kaiser Aluminum Corp.	24,970	1,810,825
Ramaco Resources, Inc., Class A	165,966	1,941,802
		3,752,627
Mortgage Real Estate Investment Trusts 0.5%
Rithm Capital Corp.	163,780	1,858,903
Office REITs 0.5%
Piedmont Office Realty Trust, Inc., Class A	214,468	2,166,127
Oil, Gas & Consumable Fuels 1.6%
Civitas Resources, Inc.	29,816	1,510,777
PBF Energy, Inc., Class A (b)	48,207	1,492,006

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Viper Energy, Inc.	78,034	$ 3,520,114
		6,522,897
Personal Care Products 1.1%
BellRing Brands, Inc. (a)	25,500	1,548,360
Edgewell Personal Care Co.	42,854	1,557,314
elf Beauty, Inc. (a)	11,337	1,236,073
		4,341,747
Pharmaceuticals 1.5%
Amneal Pharmaceuticals, Inc. (a)	13,103	109,017
Amphastar Pharmaceuticals, Inc. (a)	3,129	151,850
ANI Pharmaceuticals, Inc. (a)	1,488	88,774
Arvinas, Inc. (a)	5,182	127,633
Avadel Pharmaceuticals plc, ADR (a)	7,652	100,356
Axsome Therapeutics, Inc. (a)	2,964	266,375
Cassava Sciences, Inc. (a)(b)	3,261	95,971
Collegium Pharmaceutical, Inc. (a)	2,585	99,885
Corcept Therapeutics, Inc. (a)	6,488	300,265
Edgewise Therapeutics, Inc. (a)	5,873	156,750
Harmony Biosciences Holdings, Inc. (a)	2,481	99,240
Harrow, Inc. (a)	2,492	112,040
Innoviva, Inc. (a)	4,468	86,277
Intra-Cellular Therapies, Inc. (a)	11,484	840,284
Ligand Pharmaceuticals, Inc. (a)	1,378	137,924
Longboard Pharmaceuticals, Inc. (a)	15,988	532,880
Ocular Therapeutix, Inc. (a)	12,471	108,498
Pacira BioSciences, Inc. (a)	62,484	940,384
Prestige Consumer Healthcare, Inc. (a)	4,046	291,717
Structure Therapeutics, Inc., ADR (a)	10,349	454,218
Supernus Pharmaceuticals, Inc. (a)	4,122	128,524
Tarsus Pharmaceuticals, Inc. (a)(b)	3,162	103,998
Verona Pharma plc, ADR (a)	18,351	527,958
		5,860,818
Professional Services 2.4%
ExlService Holdings, Inc. (a)	68,883	2,627,886
Maximus, Inc.	26,861	2,502,371
TriNet Group, Inc.	12,499	1,212,028
Verra Mobility Corp. (a)	113,641	3,160,356
		9,502,641
Real Estate Management & Development 0.6%
Marcus & Millichap, Inc.	56,419	2,235,885
Residential REITs 0.6%
Independence Realty Trust, Inc. (b)	121,593	2,492,657

	Shares	Value
Common Stocks
Retail REITs 0.7%
Macerich Co. (The)	159,000	$ 2,900,160
Semiconductors & Semiconductor Equipment 2.4%
Ichor Holdings Ltd. (a)	51,102	1,625,555
MKS Instruments, Inc.	9,014	979,912
Silicon Motion Technology Corp., ADR	30,517	1,853,602
SiTime Corp. (a)	6,925	1,187,707
Synaptics, Inc. (a)	9,245	717,227
Tower Semiconductor Ltd. (a)	70,404	3,116,081
		9,480,084
Software 7.4%
Adeia, Inc.	147,063	1,751,520
Agilysys, Inc. (a)	25,751	2,806,087
AvePoint, Inc. (a)	164,461	1,935,706
Clearwater Analytics Holdings, Inc., Class A (a)	68,455	1,728,489
CyberArk Software Ltd. (a)	8,858	2,583,082
Docebo, Inc. (a)	54,375	2,403,375
Intapp, Inc. (a)	18,163	868,736
InterDigital, Inc. (b)	15,083	2,136,205
Jamf Holding Corp. (a)	63,129	1,095,288
Manhattan Associates, Inc. (a)	4,311	1,213,029
NCR Voyix Corp. (a)(b)	162,562	2,205,967
SEMrush Holdings, Inc., Class A (a)	149,223	2,344,293
SentinelOne, Inc., Class A (a)	14,700	351,624
SolarWinds Corp.	162,153	2,116,097
Verint Systems, Inc. (a)	77,710	1,968,394
Xperi, Inc. (a)	251,717	2,325,865
		29,833,757
Specialty Retail 1.2%
Abercrombie & Fitch Co., Class A (a)	7,548	1,055,965
Boot Barn Holdings, Inc. (a)	10,508	1,757,778
Upbound Group, Inc.	59,600	1,906,604
		4,720,347
Textiles, Apparel & Luxury Goods 1.8%
Carter's, Inc.	23,216	1,508,576
Crocs, Inc. (a)	8,557	1,239,139
Kontoor Brands, Inc.	25,024	2,046,463
Steven Madden Ltd.	53,264	2,609,403
		7,403,581
Trading Companies & Distributors 3.1%
Air Lease Corp.	46,309	2,097,334
Applied Industrial Technologies, Inc.	13,751	3,068,261
MRC Global, Inc. (a)	272,409	3,470,491
Rush Enterprises, Inc., Class A	30,105	1,590,447

	Shares	Value
Common Stocks
Trading Companies & Distributors
Xometry, Inc., Class A (a)(b)	126,855	$ 2,330,326
		12,556,859
Total Common Stocks (Cost $334,867,549)		387,488,353
Exchange-Traded Funds 2.1%
iShares Russell 2000 ETF (b)	2,984	659,136
iShares Russell 2000 Growth ETF (b)	3,784	1,074,656
iShares Russell 2000 Value ETF (b)	38,458	6,415,563
Total Exchange-Traded Funds (Cost $7,774,165)		8,149,355
Short-Term Investments 4.7%
Affiliated Investment Company 1.1%
NYLI U.S. Government Liquidity Fund, 4.88% (c)	4,326,590	4,326,590
Unaffiliated Investment Company 3.6%
Invesco Government & Agency Portfolio, 4.917% (c)(d)	14,492,626	14,492,626
Total Short-Term Investments (Cost $18,819,216)		18,819,216
Total Investments (Cost $361,460,930)	103.5%	414,456,924
Other Assets, Less Liabilities	(3.5)	(13,837,189)
Net Assets	100.0%	$ 400,619,735

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2024, the aggregate market value of securities on loan was $19,239,227; the total market value of collateral held by the Portfolio was $19,820,872. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $5,328,246. The Portfolio received cash collateral with a value of $14,492,626.
(c)	Current yield as of September 30, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 9,754	$ 85,603	$ (91,030)	$ —	$ —	$ 4,327	$ 275	$ —	4,327

Futures Contracts
As of September 30, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Russell 2000 E-Mini Index	31	December 2024	$ 3,419,878	$ 3,486,260	$ 66,382

1.	As of September 30, 2024, cash in the amount of $259,160 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2024.
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 387,488,353	$ —	$ —	$ 387,488,353
Exchange-Traded Funds	8,149,355	—	—	8,149,355
Short-Term Investments
Affiliated Investment Company	4,326,590	—	—	4,326,590
Unaffiliated Investment Company	14,492,626	—	—	14,492,626
Total Short-Term Investments	18,819,216	—	—	18,819,216
Total Investments in Securities	414,456,924	—	—	414,456,924
Other Financial Instruments (b)
Futures Contracts	66,382	—	—	66,382
Total Investments in Securities and Other Financial Instruments	$ 414,523,306	$ —	$ —	$ 414,523,306

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP MacKay Strategic Bond Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.8%
Asset-Backed Securities 12.5%
Automobile Asset-Backed Securities 7.5%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class G
12.748%, due 5/17/32 (a)	$ 1,525,595	$ 1,556,197
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	765,103	758,141
Series 2021-4, Class E
3.12%, due 2/14/28	1,600,000	1,580,753
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class D
7.84%, due 8/15/29	2,715,000	2,885,893
CarMax Auto Owner Trust
Series 2024-1, Class D
6.00%, due 7/15/30	1,300,000	1,333,837
DT Auto Owner Trust (a)
Series 2021-3A, Class D
1.31%, due 5/17/27	2,330,000	2,262,917
Series 2021-4A, Class D
1.99%, due 9/15/27	1,375,000	1,323,330
Series 2021-3A, Class E
2.65%, due 9/15/28	905,000	875,865
Exeter Automobile Receivables Trust (a)
Series 2021-1A, Class E
2.21%, due 2/15/28	1,500,000	1,459,662
Series 2021-3A, Class E
3.04%, due 12/15/28	3,825,000	3,674,197
Series 2022-1A, Class E
5.02%, due 10/15/29	1,270,000	1,234,839
Series 2022-2A, Class E
6.34%, due 10/15/29	2,825,000	2,811,241
Series 2022-5A, Class E
10.45%, due 4/15/30	2,190,000	2,366,640
Flagship Credit Auto Trust (a)
Series 2021-4, Class C
1.96%, due 12/15/27	1,340,000	1,295,943
Series 2021-4, Class D
2.26%, due 12/15/27	2,765,000	2,603,272
Series 2020-1, Class D
2.48%, due 3/16/26	437,794	434,567
Series 2020-1, Class E
3.52%, due 6/15/27	2,460,000	2,424,221
Series 2022-1, Class D
3.64%, due 3/15/28	985,000	952,302
Series 2019-2, Class E
4.52%, due 12/15/26	1,068,908	1,067,378
Series 2020-3, Class E
4.98%, due 12/15/27	1,295,000	1,289,309

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Flagship Credit Auto Trust (a)
Series 2022-2, Class D
5.80%, due 4/17/28	$ 1,995,000	$ 1,895,447
Ford Credit Auto Owner Trust
Series 2023-2, Class B
5.92%, due 2/15/36 (a)	1,405,000	1,470,381
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class D
1.48%, due 7/15/27	2,620,000	2,540,542
Series 2021-4A, Class D
2.48%, due 10/15/27	2,285,000	2,215,664
Series 2021-3A, Class E
3.20%, due 10/16/28	2,780,000	2,664,161
Series 2022-3A, Class E
8.35%, due 10/15/29	685,000	708,931
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class E
13.595% (SOFR 30A + 8.25%), due 5/20/32 (a)(b)	1,075,654	1,082,216
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	1,024,636	1,060,836
		47,828,682
Other Asset-Backed Securities 5.0%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
6.645% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	1,250,000	1,254,794
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	1,305,956	1,217,534
Series 2019-1, Class B
3.85%, due 2/15/28	938,840	888,192
Series 2021-1, Class B
3.95%, due 7/11/30	1,230,000	1,160,293
Series 2015-2, Class A
4.00%, due 9/22/27	298,658	284,963
Auxilior Term Funding LLC
Series 2023-1A, Class D
7.27%, due 12/16/30 (a)	955,000	981,024
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	1,345,000	1,368,605
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,358,173	1,314,187
Series 2021-1A, Class B1
1.98%, due 3/15/61	5,579,289	5,135,441

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A2
1.99%, due 7/15/60	$ 1,299,375	$ 1,177,797
Series 2020-1, Class B1
2.28%, due 7/15/60	1,300,608	1,245,183
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
6.112% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	1,100,000	1,099,725
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	749,494	709,249
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
6.831% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	750,000	750,386
Navient Private Education Refi Loan Trust (a)
Series 2020-GA, Class B
2.50%, due 9/16/69	1,485,000	1,221,817
Series 2020-HA, Class B
2.78%, due 1/15/69	840,000	720,340
OCP CLO Ltd.
Series 2017-14A, Class A1R
6.111% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	1,050,000	1,050,856
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
6.781% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	650,000	650,628
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
6.702% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	1,100,000	1,104,244
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
6.671% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	845,000	849,633
Silver Point Scf CLO I Ltd.
Series 2021-1A, Class A2R
6.798% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	700,000	700,121
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(c)(d)	27,764,965	1,080,224
Subway Funding LLC
Series 2024-3A, Class A23
5.914%, due 7/30/54 (a)	1,800,000	1,801,413
Synchrony Card Funding LLC
Series 2023-A2, Class A
5.74%, due 10/15/29	1,155,000	1,188,545
Tricon American Homes
Series 2020-SFR1, Class C
2.249%, due 7/17/38 (a)	1,780,000	1,705,399

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	$ 588,388	$ 588,393
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	1,121,569	1,144,472
		32,393,458
Total Asset-Backed Securities (Cost $80,380,572)		80,222,140
Corporate Bonds 40.4%
Aerospace & Defense 0.3%
Boeing Co. (The) (a)
6.528%, due 5/1/34	890,000	955,206
6.858%, due 5/1/54	935,000	1,026,265
		1,981,471
Agriculture 0.1%
BAT International Finance plc
4.448%, due 3/16/28	650,000	650,439
Airlines 1.3%
American Airlines, Inc. (a)
5.50%, due 4/20/26	956,667	953,938
5.75%, due 4/20/29	3,255,000	3,249,605
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	491,880	488,887
4.75%, due 10/20/28	2,245,000	2,242,341
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,127,500	1,141,520
		8,076,291
Apparel 0.1%
Tapestry, Inc.
7.85%, due 11/27/33	695,000	753,600
Auto Manufacturers 2.4%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25 (e)	1,085,000	1,072,857
4.125%, due 8/17/27	1,380,000	1,344,131
6.80%, due 5/12/28	2,175,000	2,278,655
6.95%, due 3/6/26	1,150,000	1,176,971
7.20%, due 6/10/30	965,000	1,039,650
General Motors Financial Co., Inc.
2.35%, due 1/8/31	908,000	777,223
2.70%, due 6/10/31	2,255,000	1,943,201

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
General Motors Financial Co., Inc.
4.30%, due 4/6/29	$ 1,400,000	$ 1,370,501
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	5,030,000	4,714,090
		15,717,279
Banks 12.5%
Akbank TAS
Series Reg S
9.369% (5 Year Treasury Constant Maturity Rate + 5.27%), due 3/14/29 (b)(f)	825,000	854,627
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	3,000,000	2,971,342
6.35%, due 3/14/34	1,200,000	1,285,006
Bank of America Corp.
2.087%, due 6/14/29 (g)	920,000	849,578
2.687%, due 4/22/32 (g)	2,520,000	2,247,510
3.384%, due 4/2/26 (g)	2,185,000	2,167,538
Series MM
4.30%, due 1/28/25 (f)(g)	711,000	704,839
8.57%, due 11/15/24	455,000	456,218
Bank of Georgia JSC
Series Reg S
9.50% (5 Year SOFR + 5.618%), due 7/16/29 (b)(f)	775,000	758,539
Barclays plc (b)(f)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	2,340,000	2,094,443
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	745,000	784,553
BNP Paribas SA (a)
3.052%, due 1/13/31 (g)	1,720,000	1,587,034
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(f)	1,600,000	1,516,199
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(f)	1,135,000	988,411
BPCE SA (a)(g)
2.045%, due 10/19/27	1,370,000	1,299,037
6.714%, due 10/19/29	700,000	748,008
Citigroup, Inc.
2.52%, due 11/3/32 (e)(g)	1,465,000	1,271,495
5.50%, due 9/13/25	2,710,000	2,726,518
Comerica, Inc.
5.982%, due 1/30/30 (g)	1,680,000	1,731,887
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(f)	1,745,000	1,612,054
Deutsche Bank AG
3.035%, due 5/28/32 (e)(g)	640,000	570,025
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	4,285,000	4,227,325
Fifth Third Bank NA
3.85%, due 3/15/26	1,375,000	1,360,345
First Horizon Bank
5.75%, due 5/1/30	1,795,000	1,822,561

	Principal Amount	Value
Corporate Bonds
Banks
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (g)	$ 1,555,000	$ 1,482,402
6.75%, due 10/1/37 (e)	1,828,000	2,104,922
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	2,515,000	2,241,441
KeyCorp
6.401%, due 3/6/35 (g)	1,985,000	2,158,208
Lloyds Banking Group plc
4.582%, due 12/10/25	2,500,000	2,491,172
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	1,095,000	1,105,910
Macquarie Group Ltd.
2.871%, due 1/14/33 (a)(g)	2,065,000	1,793,644
Morgan Stanley
2.484%, due 9/16/36 (g)	2,895,000	2,422,387
5.00%, due 11/24/25 (e)	2,190,000	2,200,744
NatWest Group plc (b)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	2,055,000	1,985,417
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (f)	2,740,000	2,351,081
5.847% (1 Year Treasury Constant Maturity Rate + 1.35%), due 3/2/27 (e)	1,665,000	1,694,563
Santander Holdings USA, Inc. (g)
6.342%, due 5/31/35	1,085,000	1,138,159
6.499%, due 3/9/29	1,270,000	1,329,909
Societe Generale SA (a)(b)(f)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	1,540,000	1,442,077
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,745,000	1,496,285
Synchrony Bank
5.40%, due 8/22/25	1,970,000	1,974,152
UBS Group AG (a)
3.091%, due 5/14/32 (g)	895,000	807,069
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(f)	2,715,000	2,363,928
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	590,000	593,769
5.617% (1 Year SOFR + 1.34%), due 9/13/30 (b)	1,565,000	1,635,264
6.442%, due 8/11/28 (g)	830,000	873,163
Wells Fargo & Co.
3.00%, due 10/23/26	1,640,000	1,602,868
3.35%, due 3/2/33 (g)	1,510,000	1,380,405
5.557%, due 7/25/34 (g)	395,000	414,422
Series U
5.875%, due 6/15/25 (f)(h)	595,000	596,771
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,825,000	1,583,908
		79,899,132
Building Materials 0.4%
CEMEX Materials LLC
7.70%, due 7/21/25 (a)	2,645,000	2,707,819

	Principal Amount	Value
Corporate Bonds
Chemicals 0.7%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	$ 1,085,000	$ 961,405
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	1,945,000	2,057,034
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)(e)	1,560,000	1,497,619
		4,516,058
Commercial Services 0.9%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,960,000	1,906,625
DP World Salaam
Series Reg S
6.00% (5 Year Treasury Constant Maturity Rate + 5.75%), due 10/1/25 (b)(f)	3,700,000	3,695,560
		5,602,185
Diversified Financial Services 3.5%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	2,200,000	2,078,201
Air Lease Corp.
2.30%, due 2/1/25	1,820,000	1,801,963
Ally Financial, Inc.
5.75%, due 11/20/25	3,570,000	3,585,423
8.00%, due 11/1/31	2,010,000	2,275,557
Avolon Holdings Funding Ltd. (a)
3.25%, due 2/15/27	2,340,000	2,257,417
5.75%, due 11/15/29	1,505,000	1,553,337
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	1,545,000	1,497,926
Capital One Financial Corp. (g)
6.051%, due 2/1/35 (e)	635,000	672,365
6.312%, due 6/8/29	1,875,000	1,975,022
Macquarie Airfinance Holdings Ltd.
6.40%, due 3/26/29 (a)	1,570,000	1,634,046
Nomura Holdings, Inc.
5.099%, due 7/3/25	1,985,000	1,988,240
OneMain Finance Corp.
3.50%, due 1/15/27 (e)	1,175,000	1,123,090
		22,442,587
Electric 3.4%
Adani Electricity Mumbai Ltd.
Series Reg S
3.949%, due 2/12/30	1,550,000	1,398,734
AEP Texas, Inc.
4.70%, due 5/15/32 (e)	1,460,000	1,465,193
AES Andes SA
Series Reg S
8.15% (5 Year Treasury Constant Maturity Rate + 3.835%), due 6/10/55 (b)	700,000	722,605

	Principal Amount	Value
Corporate Bonds
Electric
Alpha Generation LLC
6.75%, due 10/15/32 (a)	$ 1,155,000	$ 1,171,283
American Electric Power Co., Inc.
5.625%, due 3/1/33	1,850,000	1,951,838
Appalachian Power Co.
5.65%, due 4/1/34	805,000	846,481
Aydem Yenilenebilir Enerji A/S
7.75%, due 2/2/27 (a)	1,045,000	1,041,002
Banco Actinver SA Institucion de Banca Multiple
7.25%, due 1/31/41 (a)	400,000	417,080
Calpine Corp.
5.125%, due 3/15/28 (a)	1,260,000	1,242,476
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	1,275,000	1,098,436
FirstEnergy Transmission LLC
4.35%, due 1/15/25 (a)	1,675,000	1,672,443
IPALCO Enterprises, Inc.
5.75%, due 4/1/34	1,465,000	1,534,632
Kentucky Power Co.
7.00%, due 11/15/33 (a)	1,205,000	1,335,540
Pacific Gas and Electric Co.
3.50%, due 8/1/50 (e)	2,460,000	1,781,492
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	2,935,000	2,790,626
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)(e)	1,505,000	1,583,152
WEC Energy Group, Inc.
7.492% (3 Month SOFR + 2.374%), due 5/15/67 (b)	340	329
		22,053,342
Engineering & Construction 0.1%
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	650,000	604,210
Environmental Control 0.1%
Reworld Holding Corp.
4.875%, due 12/1/29 (a)	1,025,000	964,874
Food 0.5%
JBS USA Holding LUX SARL
5.75%, due 4/1/33	1,663,000	1,723,001
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	2,005,000	1,797,063
		3,520,064
Forest Products & Paper 0.3%
Suzano Austria GmbH
3.75%, due 1/15/31	1,880,000	1,732,438

	Principal Amount	Value
Corporate Bonds
Gas 1.1%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	$ 1,300,000	$ 1,415,562
National Fuel Gas Co.
2.95%, due 3/1/31	1,195,000	1,054,764
5.50%, due 10/1/26	2,120,000	2,163,379
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	1,330,000	1,279,401
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	2,010,000	1,388,927
		7,302,033
Healthcare-Services 0.2%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)(e)	980,000	1,010,854
Home Furnishings 0.1%
Vestel Elektronik Sanayi ve Ticaret A/S
Series Reg S
9.75%, due 5/15/29	723,000	731,387
Insurance 1.0%
Athene Global Funding
5.526%, due 7/11/31 (a)	1,280,000	1,315,522
Lincoln National Corp.
7.721% (3 Month SOFR + 2.619%), due 5/17/66 (b)	6,418,000	5,104,877
		6,420,399
Internet 0.3%
Prosus NV
Series Reg S
4.987%, due 1/19/52	2,200,000	1,857,729
Investment Companies 0.4%
GACI First Investment Co.
Series Reg S
5.375%, due 1/29/54	2,408,000	2,257,982
Iron & Steel 0.4%
Eregli Demir ve Celik Fabrikalari TAS
8.375%, due 7/23/29 (a)	1,450,000	1,493,326
Metinvest BV
Series Reg S
8.50%, due 4/23/26	1,125,000	880,996
		2,374,322

	Principal Amount	Value
Corporate Bonds
Lodging 0.7%
Fortune Star BVI Ltd.
Series Reg S
5.95%, due 10/19/25	$ 1,800,000	$ 1,759,500
Melco Resorts Finance Ltd.
Series Reg S
5.625%, due 7/17/27	1,050,000	1,021,875
Studio City Finance Ltd.
6.50%, due 1/15/28 (a)	1,860,000	1,819,058
		4,600,433
Machinery—Construction & Mining 0.2%
Terex Corp.
6.25%, due 10/15/32 (a)	1,270,000	1,270,000
Media 0.3%
Charter Communications Operating LLC
6.10%, due 6/1/29	1,400,000	1,449,084
Globo Comunicacao e Participacoes SA
Series Reg S
5.50%, due 1/14/32	750,000	701,886
		2,150,970
Mining 0.8%
Freeport Indonesia PT
Series Reg S
5.315%, due 4/14/32	1,180,000	1,199,742
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	1,000,000	1,041,299
Vedanta Resources Finance II plc
10.875%, due 9/17/29 (a)	1,200,000	1,218,924
WE Soda Investments Holding plc
9.375%, due 2/14/31 (a)	1,875,000	1,947,328
		5,407,293
Miscellaneous—Manufacturing 0.4%
Textron Financial Corp.
7.115% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	3,055,000	2,739,234
Oil & Gas 0.7%
Energean Israel Finance Ltd. (a)
Series Reg S
4.875%, due 3/30/26	800,000	762,248
Series Reg S
5.375%, due 3/30/28	770,000	692,199
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)(i)	920,000	593,400

	Principal Amount	Value
Corporate Bonds
Oil & Gas
KazMunayGas National Co. JSC
Series Reg S
5.375%, due 4/24/30	$ 736,000	$ 741,594
Tullow Oil plc
Series Reg S
10.25%, due 5/15/26	1,600,000	1,452,246
		4,241,687
Packaging & Containers 0.2%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	78,000	77,875
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	943,000	947,435
		1,025,310
Pharmaceuticals 0.6%
Bayer US Finance LLC
6.875%, due 11/21/53 (a)	1,020,000	1,143,073
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	10,000	9,612
4.75%, due 5/9/27	2,855,000	2,814,772
		3,967,457
Pipelines 4.1%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,825,000	1,515,084
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,715,000	2,538,694
DCP Midstream Operating LP
3.25%, due 2/15/32	2,490,000	2,206,686
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,660,000	1,553,304
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(f)	3,435,000	3,426,783
EnLink Midstream LLC
5.625%, due 1/15/28 (a)(e)	785,000	803,495
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,310,000	2,024,155
Hess Midstream Operations LP
6.50%, due 6/1/29 (a)	1,980,000	2,049,393
MPLX LP
4.00%, due 3/15/28	2,500,000	2,465,560
4.125%, due 3/1/27	1,780,000	1,770,642
Plains All American Pipeline LP
3.80%, due 9/15/30 (e)	1,330,000	1,267,598
Targa Resources Corp.
4.20%, due 2/1/33	935,000	885,344

	Principal Amount	Value
Corporate Bonds
Pipelines
Venture Global LNG, Inc.
7.00%, due 1/15/30 (a)	$ 823,000	$ 840,791
Western Midstream Operating LP
5.25%, due 2/1/50 (j)	2,100,000	1,904,441
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,000,000	726,388
		25,978,358
Real Estate 0.5%
Alpha Star Holding VII Ltd.
Series Reg S
7.75%, due 4/27/26	750,000	765,937
Dar Al-Arkan Sukuk Co. Ltd.
Series Reg S
6.875%, due 2/26/27	1,050,000	1,068,409
MAF Global Securities Ltd.
Series Reg S
7.875% (5 Year Treasury Constant Maturity Rate + 4.893%), due 6/30/27 (b)(f)	1,100,000	1,147,905
		2,982,251
Real Estate Investment Trusts 0.9%
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)(e)	2,254,000	2,207,450
Starwood Property Trust, Inc.
3.625%, due 7/15/26 (a)	3,409,000	3,291,805
		5,499,255
Retail 0.1%
AutoNation, Inc.
4.75%, due 6/1/30	926,000	921,633
Semiconductors 0.1%
Broadcom, Inc.
3.75%, due 2/15/51 (a)	910,000	723,326
Telecommunications 0.6%
AT&T, Inc.
3.50%, due 9/15/53	1,405,000	1,032,217
Total Play Telecomunicaciones SA de CV
Series Reg S
10.50%, due 12/31/28	750,000	578,094
VEON Holdings BV
Series Reg S
3.375%, due 11/25/27	1,750,000	1,535,625
Series Reg S
4.00%, due 4/9/25	770,000	747,747
		3,893,683

	Principal Amount	Value
Corporate Bonds
Water 0.1%
Aegea Finance SARL
9.00%, due 1/20/31 (a)	$ 630,000	$ 681,858
Total Corporate Bonds (Cost $266,425,348)		259,259,243
Foreign Government Bonds 4.4%
Angola 0.1%
Angola Government Bond
8.75%, due 4/14/32 (a)	800,000	717,366
Argentina 0.2%
Argentina Government Bond
4.125%, due 7/9/35 (j)	2,410,000	1,156,800
Brazil 0.1%
Centrais Eletricas Brasileiras SA
6.50%, due 1/11/35 (a)	600,000	602,100
Chile 0.5%
Corp. Nacional del Cobre de Chile
6.44%, due 1/26/36 (a)	1,600,000	1,742,009
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	1,307,000	1,179,516
		2,921,525
Cote D'Ivoire 0.1%
Ivory Coast Government Bond
Series Reg S
8.25%, due 1/30/37	680,000	699,521
Dominican Republic 0.3%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	1,850,000	1,758,882
Egypt 0.2%
Egypt Government Bond
7.625%, due 5/29/32 (a)	1,560,000	1,381,127
Israel 0.5%
Israel Government Bond
5.75%, due 3/12/54	3,700,000	3,518,182

	Principal Amount	Value
Foreign Government Bonds
Mexico 0.6%
Petroleos Mexicanos
6.75%, due 9/21/47	$ 1,945,000	$ 1,393,611
10.00%, due 2/7/33	2,175,000	2,304,558
		3,698,169
Morocco 0.3%
OCP SA
Series Reg S
6.875%, due 4/25/44	2,000,000	2,035,360
Paraguay 0.2%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	1,050,000	1,076,480
Poland 0.2%
Poland Government Bond
5.125%, due 9/18/34	1,400,000	1,438,654
Romania 0.2%
Romanian Government Bond
Series Reg S
3.00%, due 2/14/31	1,626,000	1,418,171
Saudi Arabia 0.4%
KSA Sukuk Ltd.
Series Reg S
5.25%, due 6/4/34 (e)	1,890,000	1,974,133
Saudi Government Bond
Series Reg S
4.875%, due 7/18/33	310,000	315,352
		2,289,485
Ukraine 0.1%
Ukraine Government Bond (a)(j)
(zero coupon), due 2/1/30	57,772	25,466
(zero coupon), due 2/1/34	215,886	73,131
(zero coupon), due 2/1/35	182,439	80,091
(zero coupon), due 2/1/36	152,032	65,754
1.75%, due 2/1/29	634,571	372,867
1.75%, due 2/1/34	423,047	188,214
		805,523
United Arab Emirates 0.2%
Abu Dhabi Government Bond
Series Reg S
5.00%, due 4/30/34	1,300,000	1,375,241

	Principal Amount	Value
Foreign Government Bonds
Uzbekistan 0.2%
Uzbekistan Government Bond
Series Reg S
7.85%, due 10/12/28	$ 1,300,000	$ 1,373,938
Total Foreign Government Bonds (Cost $28,242,212)		28,266,524
Loan Assignments 0.6%
Cargo Transport 0.2%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
6.604% (3 Month SOFR + 2.00%), due 4/10/31 (b)	1,390,000	1,386,742
Diversified/Conglomerate Service 0.2%
TruGreen Ltd. Partnership
First Lien Term Loan B
8.845% (1 Month SOFR + 4.00%), due 11/2/27 (b)	927,229	894,775
High Tech Industries 0.2%
Ahead DB Holdings LLC
First Lien Term Loan B3
8.104% (3 Month SOFR + 3.50%), due 2/3/31 (b)	1,486,275	1,486,275
Total Loan Assignments (Cost $3,778,713)		3,767,792
Mortgage-Backed Securities 36.5%
Agency (Collateralized Mortgage Obligations) 11.0%
FHLMC
REMIC, Series 4660
(zero coupon), due 1/15/33	1,930,822	1,588,229
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	2,344,074	1,614,055
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(c)	3,561,662	153,724
REMIC, Series 5092, Class SH
(zero coupon) (SOFR 30A + 2.45%), due 2/25/51 (b)(c)	2,104,648	17,187
REMIC, Series 5164, Class SA
(zero coupon) (SOFR 30A + 3.75%), due 11/25/51 (b)(c)	8,467,903	410,059
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(c)	2,900,175	112,177
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	2,662,093	2,307,078
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	1,147,684	1,004,031
REMIC, Series 5363
(zero coupon), due 12/25/53	1,238,908	1,085,215

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	$ 1,078,559	$ 724,478
REMIC, Series 4993, Class KS
0.655% (SOFR 30A + 5.936%), due 7/25/50 (b)(c)	4,585,580	691,657
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (c)	937,844	149,445
REMIC, Series 5136, Class ZJ
2.50%, due 8/25/51	1,332,893	848,522
REMIC, Series 5149, Class LI
2.50%, due 10/25/51 (c)	4,734,474	558,562
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (c)	1,924,220	214,237
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (c)	3,322,501	567,924
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (c)	2,523,103	447,739
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (c)	1,479,867	252,972
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (c)	3,961,929	602,767
REMIC, Series 5191
3.50%, due 9/25/50 (c)	2,114,584	400,805
REMIC, Series 5036
3.50%, due 11/25/50 (c)	2,615,086	566,016
REMIC, Series 5040
3.50%, due 11/25/50 (c)	1,335,392	253,677
REMIC, Series 5164, Class FA
4.00% (SOFR 30A + 0.25%), due 11/25/51 (b)	1,337,929	1,198,855
FHLMC, Strips
Series 311
(zero coupon), due 8/15/43	1,349,323	1,007,387
Series 311, Class S1
0.493% (SOFR 30A + 5.836%), due 8/15/43 (b)(c)	4,334,510	500,223
Series 389, Class C35
2.00%, due 6/15/52 (c)	3,560,422	448,519
FNMA
REMIC, Series 2021-81, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 12/25/51 (b)(c)	12,194,908	171,702
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(c)	9,735,371	100,396
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(c)	1,697,934	1,312
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	1,277,864	1,050,995
REMIC, Series 2023-45
(zero coupon), due 10/25/53	1,392,587	1,116,656

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2023-51
(zero coupon), due 11/25/53	$ 1,205,816	$ 1,046,753
REMIC, Series 2022-10, Class SA
0.47% (SOFR 30A + 5.75%), due 2/25/52 (b)(c)	2,327,154	378,475
REMIC, Series 2021-40, Class SI
0.555% (SOFR 30A + 5.836%), due 9/25/47 (b)(c)	2,782,448	338,370
REMIC, Series 2016-57, Class SN
0.655% (SOFR 30A + 5.936%), due 6/25/46 (b)(c)	2,127,397	270,328
REMIC, Series 2019-32, Class SB
0.655% (SOFR 30A + 5.936%), due 6/25/49 (b)(c)	2,171,474	246,230
REMIC, Series 2020-23, Class PS
0.655% (SOFR 30A + 5.936%), due 2/25/50 (b)(c)	2,593,898	362,678
REMIC, Series 2016-19, Class SD
0.705% (SOFR 30A + 5.986%), due 4/25/46 (b)(c)	4,077,774	371,075
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (c)	1,508,550	208,744
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (c)	1,885,403	292,847
REMIC, Series 2021-95, Class KI
2.50%, due 4/25/51 (c)	5,605,494	774,742
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (c)	718,038	93,557
REMIC, Series 2021-57, Class ZW
2.50%, due 7/25/51	1,373,639	867,404
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (c)	3,837,728	647,393
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (c)	2,516,749	524,931
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,232,624	1,105,930
FNMA, Strips
Series 426, Class C32
1.50%, due 2/25/52 (c)	6,599,264	638,619
GNMA
REMIC, Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (b)(c)	634,923	5,017
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(c)	3,772,630	66,374
REMIC, Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(c)	5,148,218	117,588
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(c)	6,983,522	91,435
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(c)	6,751,963	124,691
REMIC, Series 2021-46, Class BS
(zero coupon) (1 Month SOFR + 2.686%), due 3/20/51 (b)(c)	7,149,519	92,013

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-64, Class GS
(zero coupon) (SOFR 30A + 1.65%), due 4/20/51 (b)(c)	$ 1,085,854	$ 1,624
REMIC, Series 2021-64, Class SG
(zero coupon) (SOFR 30A + 1.60%), due 4/20/51 (b)(c)	2,427,409	3,515
REMIC, Series 2021-77, Class SN
(zero coupon) (1 Month SOFR + 2.486%), due 5/20/51 (b)(c)	1,389,031	12,848
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(c)	5,366,641	50,917
REMIC, Series 2021-97, Class SD
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(c)	11,796,817	149,083
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(c)	2,407,563	44,437
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(c)	4,462,409	224,659
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(c)	8,755,382	267,955
REMIC, Series 2021-214, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(c)	40,698,359	155,549
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(c)	4,802,504	11,550
REMIC, Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(c)	6,747,111	67,314
REMIC, Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(c)	34,229,859	235,169
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(c)	3,554,809	97,050
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(c)	7,332,815	113,279
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(c)	3,674,537	56,765
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(c)	18,487,883	482,695
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,330,983	1,071,782
REMIC, Series 2023-53
(zero coupon), due 4/20/53	821,322	664,241
REMIC, Series 2023-101, Class EO
(zero coupon), due 7/20/53	1,139,383	977,754
REMIC, Series 2023-80, Class SA
0.36% (SOFR 30A + 5.25%), due 6/20/53 (b)(c)	8,246,445	452,401
REMIC, Series 2020-183, Class HT
0.425% (SOFR 30A + 5.77%), due 12/20/50 (b)(c)	4,196,719	535,673
REMIC, Series 2023-60, Class ES
0.509% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,821,529	1,761,611
REMIC, Series 2022-190, Class HS
0.975% (1 Month SOFR + 5.936%), due 2/20/50 (b)(c)	8,275,065	1,144,297

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2020-34, Class SC
0.975% (1 Month SOFR + 5.936%), due 3/20/50 (b)(c)	$ 3,920,097	$ 535,511
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	2,845,684	2,143,181
REMIC, Series 2020-146, Class SA
1.225% (1 Month SOFR + 6.186%), due 10/20/50 (b)(c)	2,705,700	415,423
REMIC, Series 2020-167, Class SN
1.225% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	1,621,167	260,976
REMIC, Series 2021-179, Class SA
1.225% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	4,092,054	625,626
REMIC, Series 2020-189, Class SU
1.225% (1 Month SOFR + 6.186%), due 12/20/50 (b)(c)	908,353	148,657
REMIC, Series 2021-46, Class TS
1.225% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	1,917,149	305,774
REMIC, Series 2021-57, Class SA
1.225% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	6,218,799	893,847
REMIC, Series 2021-57, Class SD
1.225% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	2,525,370	375,118
REMIC, Series 2021-96, Class NS
1.225% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	4,977,548	780,811
REMIC, Series 2021-96, Class SN
1.225% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	3,516,974	503,772
REMIC, Series 2021-97, Class SM
1.225% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	3,673,657	617,156
REMIC, Series 2021-122, Class HS
1.225% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	3,341,002	497,307
REMIC, Series 2022-137, Class S
1.225% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	3,501,488	514,981
REMIC, Series 2021-96, Class JS
1.275% (1 Month SOFR + 6.236%), due 6/20/51 (b)(c)	3,301,409	520,473
REMIC, Series 2023-86, Class SE
1.305% (SOFR 30A + 6.65%), due 9/20/50 (b)(c)	2,451,112	398,934
REMIC, Series 2023-66, Class MP
1.609% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,968,812	1,929,008
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (c)	1,818,544	181,849
REMIC, Series 2020-176, Class AI
2.00%, due 11/20/50 (c)	11,291,356	1,261,855
REMIC, Series 2020-185, Class BI
2.00%, due 12/20/50 (c)	2,303,045	252,511
REMIC, Series 2020-188
2.00%, due 12/20/50 (c)	3,843,412	430,921
REMIC, Series 2021-57, Class AI
2.00%, due 2/20/51 (c)	4,047,473	396,529
REMIC, Series 2021-49, Class YI
2.00%, due 3/20/51 (c)	537,042	57,029

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-205, Class GA
2.00%, due 11/20/51	$ 692,821	$ 579,937
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (c)	3,025,292	353,698
REMIC, Series 2021-97, Class IN
2.50%, due 8/20/49 (c)	4,744,780	456,125
REMIC, Series 2019-159, Class P
2.50%, due 9/20/49	1,454,356	1,283,922
REMIC, Series 2022-1, Class IA
2.50%, due 6/20/50 (c)	762,040	99,840
REMIC, Series 2020-122, Class IW
2.50%, due 7/20/50 (c)	2,518,284	326,895
REMIC, Series 2020-151, Class TI
2.50%, due 10/20/50 (c)	2,388,656	333,560
REMIC, Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(c)	4,610,397	533,169
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (c)	1,279,015	160,839
REMIC, Series 2021-137, Class HI
2.50%, due 8/20/51 (c)	2,842,803	384,577
REMIC, Series 2021-149, Class CI
2.50%, due 8/20/51 (c)	3,704,746	524,920
REMIC, Series 2021-177, Class CI
2.50%, due 10/20/51 (c)	2,752,908	355,838
REMIC, Series 2022-83
2.50%, due 11/20/51 (c)	3,983,298	561,227
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (c)	4,978,796	796,219
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (c)	2,287,330	370,125
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (c)	496,997	77,316
REMIC, Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	1,544,517	1,358,942
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (c)	1,705,202	305,624
REMIC, Series 2022-207
3.00%, due 8/20/51 (c)	2,566,619	410,739
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (c)	4,372,245	655,846
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (c)	3,637,831	562,380
REMIC, Series 2023-19, Class CI
3.00%, due 11/20/51 (c)	3,340,576	531,507
REMIC, Series 2020-1, Class YF
3.50% (1 Month SOFR + 0.784%), due 1/20/50 (b)	1,366,241	1,228,780

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2023-63, Class MA
3.50%, due 5/20/50	$ 1,416,906	$ 1,316,293
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (c)	4,868,462	855,829
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2020-01, Class M10
9.145% (SOFR 30A + 3.864%), due 3/25/50	1,465,409	1,481,974
Series 2023-01, Class M10
11.78% (SOFR 30A + 6.50%), due 11/25/53	2,555,000	2,860,473
		70,227,806
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 11.1%
Alen Mortgage Trust
Series 2021-ACEN, Class A
6.361% (1 Month SOFR + 1.264%), due 4/15/34 (a)(b)	900,000	814,500
BANK
Series 2019-BN22, Class D
2.50%, due 11/15/62 (a)	2,045,000	1,516,191
Series 2020-BN25, Class D
2.50%, due 1/15/63 (a)	3,125,000	2,249,447
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (h)	2,005,000	1,704,252
BBCMS Mortgage Trust (a)(b)
Series 2018-TALL, Class A
6.016% (1 Month SOFR + 0.919%), due 3/15/37	1,175,000	1,110,375
Series 2018-TALL, Class C
6.415% (1 Month SOFR + 1.318%), due 3/15/37	2,125,000	1,870,000
Series 2018-TALL, Class D
6.743% (1 Month SOFR + 1.646%), due 3/15/37	1,695,000	1,449,225
Benchmark Mortgage Trust (d)
Series 2018-B6, Class D
3.243%, due 10/10/51 (a)	1,280,000	952,164
Series 2019-B14, Class C
3.897%, due 12/15/62	2,400,000	1,842,492
Series 2018-B3, Class C
4.665%, due 4/10/51	1,930,000	1,615,093
BPR Trust
Series 2021-TY, Class D
7.561% (1 Month SOFR + 2.464%), due 9/15/38 (a)(b)	700,000	684,250
BX Trust
Series 2024-BIO, Class C
7.737% (1 Month SOFR + 2.64%), due 2/15/41 (a)(b)	750,000	738,047
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	2,534,000	2,051,176

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(d)	$ 1,085,000	$ 966,154
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class B
4.345%, due 10/10/47 (h)	1,575,000	1,553,442
Commercial Mortgage Trust
Series 2012-CR4, Class AM
3.251%, due 10/15/45	1,185,000	1,045,644
Series 2016-DC2, Class D
4.061%, due 2/10/49 (a)(d)	1,960,000	1,753,213
Series 2014-CR15, Class D
4.104%, due 2/10/47 (a)(d)	1,940,000	1,745,230
Series 2015-CR22, Class C
4.199%, due 3/10/48 (d)	1,680,000	1,493,123
Series 2013-CR7, Class E
4.384%, due 3/10/46 (a)(d)	1,724,000	1,491,088
Series 2012-LC4, Class C
5.479%, due 12/10/44 (d)	1,405,000	1,249,611
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
5.082%, due 1/15/49 (a)(d)	1,420,000	1,089,676
DROP Mortgage Trust
Series 2021-FILE, Class A
6.361% (1 Month SOFR + 1.264%), due 10/15/43 (a)(b)	2,190,000	2,073,656
FHLMC
REMIC, Series 2024-MN8, Class M2
9.53% (SOFR 30A + 4.25%), due 5/25/44 (a)(b)	985,000	1,015,566
GNMA (c)
REMIC, Series 2020-177
0.819%, due 6/16/62 (d)	5,352,479	329,896
REMIC, Series 2023-194, Class CI
0.876%, due 10/16/65 (d)	6,857,413	480,061
REMIC, Series 2021-164
0.949%, due 10/16/63 (d)	5,969,159	439,503
REMIC, Series 2023-159, Class CI
0.956%, due 7/16/65 (h)	9,017,495	704,155
REMIC, Series 2020-168, Class IA
0.979%, due 12/16/62 (d)	4,460,818	324,931
REMIC, Series 2021-47
0.992%, due 3/16/61 (d)	10,292,785	704,276
REMIC, Series 2022-185, Class DI
1.023%, due 10/16/65 (d)	3,855,179	287,766
REMIC, Series 2023-172
1.386%, due 2/16/66 (d)	6,170,293	616,098
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2021-1MEM, Class C
2.742%, due 10/9/42 (d)	1,370,000	969,778

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2013-C13, Class E
3.986%, due 1/15/46 (h)	$ 1,025,000	$ 896,335
Series 2012-C6, Class E
5.129%, due 5/15/45 (d)	1,678,288	1,516,913
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	475,000	359,677
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,645,000	1,274,159
Series 2017-C5, Class B
4.009%, due 3/15/50 (h)	985,000	827,032
Life Mortgage Trust
Series 2022-BMR2, Class D
7.638% (1 Month SOFR + 2.542%), due 5/15/39 (a)(b)	2,340,000	2,175,604
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2024-01, Class M10
9.13% (SOFR 30A + 3.85%), due 7/25/54	565,000	583,510
Series 2019-01, Class B10
10.895% (SOFR 30A + 5.614%), due 10/25/49	2,500,000	2,544,721
Series 2020-01, Class CE
12.895% (SOFR 30A + 7.614%), due 3/25/50	1,870,000	1,911,887
ORL Trust
Series 2023-GLKS, Class D
9.398% (1 Month SOFR + 4.301%), due 10/19/36 (a)(b)	1,115,000	1,118,833
TX Trust
Series 2024-HOU, Class E
9.484% (1 Month SOFR + 4.387%), due 6/15/39 (a)(b)	1,120,000	1,110,962
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	1,150,000	873,672
Series 2018-C9, Class C
5.111%, due 3/15/51 (d)	1,405,000	1,078,947
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class B
3.649%, due 3/10/46 (a)(h)	2,773,508	2,529,103
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class D
2.70%, due 10/15/50 (a)	1,045,000	838,781
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	600,000	482,478
Series 2018-C44, Class D
3.00%, due 5/15/51 (a)	1,650,000	1,233,841
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	2,655,000	2,246,573
Series 2017-C39, Class D
4.508%, due 9/15/50 (a)(d)	1,530,000	1,229,582

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Wells Fargo Commercial Mortgage Trust
Series 2022-ONL, Class E
5.092%, due 12/15/39 (a)(d)	$ 1,410,000	$ 1,204,022
Series 2016-NXS5, Class D
5.141%, due 1/15/59 (d)	2,085,000	1,654,310
Series 2024-1CHI, Class E
7.827%, due 7/15/35 (a)(d)	1,450,000	1,461,343
WFRBS Commercial Mortgage Trust (a)(d)
Series 2013-C13, Class D
4.142%, due 5/15/45	500,508	444,956
Series 2013-C11, Class D
4.198%, due 3/15/45	1,506,000	1,207,594
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.633%, due 6/5/35 (a)(d)	1,520,000	1,299,578
		71,034,492
Whole Loan (Collateralized Mortgage Obligations) 14.4%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(c)(h)	48,312,426	577,498
Connecticut Avenue Securities Trust (a)(b)
Series 2020-R02, Class 2B1
8.395% (SOFR 30A + 3.114%), due 1/25/40	615,000	629,479
Series 2020-SBT1, Class 1M2
9.045% (SOFR 30A + 3.764%), due 2/25/40	2,275,000	2,405,365
Series 2020-SBT1, Class 2M2
9.045% (SOFR 30A + 3.764%), due 2/25/40	950,000	1,005,615
Series 2019-R03, Class 1B1
9.495% (SOFR 30A + 4.214%), due 9/25/31	1,102,792	1,171,281
Series 2020-SBT1, Class 2B1
11.995% (SOFR 30A + 6.714%), due 2/25/40	1,630,000	1,759,418
Series 2020-SBT1, Class 1B1
12.145% (SOFR 30A + 6.864%), due 2/25/40	2,100,000	2,273,693
Series 2019-HRP1, Class B1
14.645% (SOFR 30A + 9.364%), due 11/25/39	3,205,000	3,564,730
Series 2022-R03, Class 1B2
15.13% (SOFR 30A + 9.85%), due 3/25/42	650,000	736,938
CSMC Trust
Series 2021-NQM2, Class A1
1.179%, due 2/25/66 (a)(h)	1,201,836	1,072,741
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA1, Class B1
8.28% (SOFR 30A + 3.00%), due 8/25/33	2,595,000	2,862,240
Series 2020-DNA6, Class B1
8.28% (SOFR 30A + 3.00%), due 12/25/50	1,345,000	1,453,235
Series 2021-DNA5, Class B1
8.33% (SOFR 30A + 3.05%), due 1/25/34	1,625,000	1,743,836

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA2, Class B1
8.43% (SOFR 30A + 3.15%), due 12/25/33	$ 1,490,000	$ 1,646,450
Series 2021-DNA2, Class B1
8.68% (SOFR 30A + 3.40%), due 8/25/33	2,315,000	2,600,997
Series 2020-HQA5, Class B1
9.28% (SOFR 30A + 4.00%), due 11/25/50	2,895,000	3,265,464
Series 2021-DNA1, Class B2
10.03% (SOFR 30A + 4.75%), due 1/25/51	3,390,500	3,635,844
Series 2020-DNA2, Class B2
10.195% (SOFR 30A + 4.914%), due 2/25/50	2,605,000	2,800,836
Series 2021-HQA1, Class B2
10.28% (SOFR 30A + 5.00%), due 8/25/33	2,445,000	2,678,651
Series 2020-HQA1, Class B2
10.495% (SOFR 30A + 5.214%), due 1/25/50	2,881,000	3,141,672
Series 2020-DNA1, Class B2
10.645% (SOFR 30A + 5.364%), due 1/25/50	750,000	827,876
Series 2021-HQA2, Class B2
10.73% (SOFR 30A + 5.45%), due 12/25/33	2,390,000	2,681,651
Series 2021-DNA5, Class B2
10.78% (SOFR 30A + 5.50%), due 1/25/34	3,190,000	3,580,884
Series 2023-HQA1, Class M2
10.78% (SOFR 30A + 5.50%), due 5/25/43	1,265,000	1,399,546
Series 2021-DNA3, Class B2
11.53% (SOFR 30A + 6.25%), due 10/25/33	2,855,000	3,407,081
Series 2021-HQA3, Class B2
11.53% (SOFR 30A + 6.25%), due 9/25/41	2,640,000	2,764,757
Series 2021-HQA4, Class B2
12.28% (SOFR 30A + 7.00%), due 12/25/41	3,320,000	3,559,350
Series 2020-HQA5, Class B2
12.68% (SOFR 30A + 7.40%), due 11/25/50	1,500,000	1,832,454
FHLMC STACR Securitized Participation Interests Trust
Series 2018-SPI3, Class B
4.149%, due 8/25/48 (a)(h)	2,318,385	1,749,189
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
10.195% (SOFR 30A + 4.914%), due 9/25/47	3,790,000	4,006,949
REMIC, Series 2019-FTR4, Class B2
10.395% (SOFR 30A + 5.114%), due 11/25/47	600,000	638,073
REMIC, Series 2019-FTR2, Class B2
12.795% (SOFR 30A + 7.514%), due 11/25/48	1,680,000	1,924,234
REMIC, Series 2019-HQA3, Class B2
12.895% (SOFR 30A + 7.614%), due 9/25/49	1,365,000	1,540,960
REMIC, Series 2019-FTR1, Class B2
13.745% (SOFR 30A + 8.464%), due 1/25/48	1,705,000	2,026,508
REMIC, Series 2018-HQA2, Class B2
16.395% (SOFR 30A + 11.114%), due 10/25/48	2,795,000	3,557,488

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(h)	$ 351,558	$ 344,413
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ2, Class A4
2.50%, due 6/25/52 (a)(h)	2,290,118	1,924,390
Mill City Mortgage Loan Trust (a)(h)
Series 2018-4, Class B4
3.07%, due 4/25/66	1,473,279	961,198
Series 2018-3, Class B4
3.696%, due 8/25/58	928,022	546,219
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(h)	3,559,642	3,004,523
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.165%, due 6/25/51 (a)(c)(d)	35,456,556	336,036
STACR Trust (a)(b)
Series 2018-HRP2, Class B2
15.895% (SOFR 30A + 10.614%), due 2/25/47	2,875,000	3,489,664
Series 2018-HRP1, Class B2
17.145% (SOFR 30A + 11.864%), due 5/25/43	2,548,070	3,099,726
Towd Point Mortgage Trust (a)(h)
Series 2017-4, Class B5
3.638%, due 6/25/57	1,187,590	771,287
Series 2019-1, Class B2
3.785%, due 3/25/58	545,000	445,171
Verus Securitization Trust
Series 2023-INV2, Class B2
8.122%, due 8/25/68 (a)(d)	1,000,000	1,002,195
		92,447,805
Total Mortgage-Backed Securities (Cost $224,642,713)		233,710,103
U.S. Government & Federal Agencies 3.4%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Security) 0.5%
UMBS Pool, 30 Year
3.00%, due 6/1/52	3,600,310	3,236,439
United States Treasury Notes 2.9%
U.S. Treasury Notes
3.875%, due 8/15/34	10,985,000	11,062,238

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.00%, due 7/31/29	$ 5,035,000	$ 5,130,586
4.375%, due 7/31/26	2,160,000	2,185,988
		18,378,812
Total U.S. Government & Federal Agencies (Cost $21,477,337)		21,615,251
Total Long-Term Bonds (Cost $624,946,895)		626,841,053

	Shares

Short-Term Investments 2.9%
Affiliated Investment Company 1.7%
NYLI U.S. Government Liquidity Fund, 4.88% (k)	11,101,175	11,101,175
Unaffiliated Investment Company 1.2%
Invesco Government & Agency Portfolio, 4.917% (k)(l)	7,587,546	7,587,546
Total Short-Term Investments (Cost $18,688,721)		18,688,721
Total Investments (Cost $643,635,616)	100.7%	645,529,774
Other Assets, Less Liabilities	(0.7)	(4,484,054)
Net Assets	100.0%	$ 641,045,720

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2024.
(c)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(d)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2024.
(e)	All or a portion of this security was held on loan. As of September 30, 2024, the aggregate market value of securities on loan was $7,338,251. The Portfolio received cash collateral with a value of $7,587,546.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2024.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2024.
(i)	Illiquid security—As of September 30, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $593,400, which represented 0.1% of the Portfolio’s net assets.
(j)	Step coupon—Rate shown was the rate in effect as of September 30, 2024.

(k)	Current yield as of September 30, 2024.
(l)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 5,193	$ 162,769	$ (156,861)	$ —	$ —	$ 11,101	$ 229	$ —	11,101
Foreign Currency Forward Contracts
As of September 30, 2024, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	431,945	EUR	387,000	JPMorgan Chase Bank N.A.	11/1/24	$ 563
USD	684,803	EUR	614,000	JPMorgan Chase Bank N.A.	11/1/24	389
Total Unrealized Appreciation						952
USD	85,642	EUR	77,000	JPMorgan Chase Bank N.A.	11/1/24	(188)
Total Unrealized Depreciation						(188)
Net Unrealized Appreciation						$ 764

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of September 30, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	207	December 2024	$ 22,752,402	$ 22,745,742	$ (6,660)
U.S. Treasury 10 Year Notes	35	December 2024	4,007,925	3,999,844	(8,081)
U.S. Treasury 10 Year Ultra Bonds	814	December 2024	96,518,123	96,293,656	(224,467)
U.S. Treasury Long Bonds	32	December 2024	3,997,077	3,974,000	(23,077)
U.S. Treasury Ultra Bonds	64	December 2024	8,572,658	8,518,000	(54,658)
Total Long Contracts					(316,943)
Short Contracts
Euro-Bobl	(126)	December 2024	(16,717,345)	(16,837,841)	(120,496)
Net Unrealized Depreciation					$ (437,439)

1.	As of September 30, 2024, cash in the amount of $3,448,977 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2024.
Abbreviation(s):
CLO—Collateralized Loan Obligation
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
IO—Interest Only
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
USISDA—U.S. International Swaps and Derivatives Association
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 80,222,140	$ —	$ 80,222,140
Corporate Bonds	—	259,259,243	—	259,259,243
Foreign Government Bonds	—	28,266,524	—	28,266,524
Loan Assignments	—	3,767,792	—	3,767,792
Mortgage-Backed Securities	—	233,710,103	—	233,710,103
U.S. Government & Federal Agencies	—	21,615,251	—	21,615,251
Total Long-Term Bonds	—	626,841,053	—	626,841,053
Short-Term Investments
Affiliated Investment Company	11,101,175	—	—	11,101,175
Unaffiliated Investment Company	7,587,546	—	—	7,587,546
Total Short-Term Investments	18,688,721	—	—	18,688,721
Total Investments in Securities	18,688,721	626,841,053	—	645,529,774
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	952	—	952
Total Investments in Securities and Other Financial Instruments	$ 18,688,721	$ 626,842,005	$ —	$ 645,530,726
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (188)	$ —	$ (188)
Futures Contracts	(437,439)	—	—	(437,439)
Total Other Financial Instruments	$ (437,439)	$ (188)	$ —	$ (437,627)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Natural Resources Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.2%
Australia 1.2%
South32 Ltd. (Metals & Mining)	1,521,874	$ 3,966,597
Canada 14.1%
Alamos Gold, Inc., Class A (Metals & Mining)	159,917	3,186,634
Cameco Corp. (Oil, Gas & Consumable Fuels)	275,958	13,179,754
Capstone Copper Corp. (Metals & Mining) (a)	1,725,666	13,486,850
Ivanhoe Mines Ltd., Class A (Metals & Mining) (a)	239,690	3,565,797
Pan American Silver Corp. (Metals & Mining)	216,629	4,523,349
Teck Resources Ltd., Class B (Metals & Mining)	156,340	8,167,202
		46,109,586
Greece 1.2%
Star Bulk Carriers Corp. (Marine Transportation) (b)	169,502	4,015,502
Luxembourg 1.2%
ArcelorMittal SA (Registered), NYRS (Metals & Mining) (b)	150,332	3,947,718
South Africa 2.2%
Anglo American plc (Metals & Mining)	215,784	7,007,481
United States 79.3%
Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	516,154	14,787,812
CF Industries Holdings, Inc. (Chemicals)	40,428	3,468,722
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels) (b)	38,200	3,141,950
Cleveland-Cliffs, Inc. (Metals & Mining) (a)	389,852	4,978,410
ConocoPhillips (Oil, Gas & Consumable Fuels)	116,967	12,314,286
Corteva, Inc. (Chemicals)	100,141	5,887,289
Crescent Energy Co., Class A (Oil, Gas & Consumable Fuels) (b)	533,687	5,843,873
Crown Holdings, Inc. (Containers & Packaging)	51,211	4,910,111
Darling Ingredients, Inc. (Food Products) (a)	360,554	13,398,187
Deere & Co. (Machinery)	10,276	4,288,483
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	86,172	14,856,053
DuPont de Nemours, Inc. (Chemicals)	20,096	1,790,754
EQT Corp. (Oil, Gas & Consumable Fuels)	415,130	15,210,363
Fluor Corp. (Construction & Engineering) (a)	65,231	3,112,171
FMC Corp. (Chemicals)	88,080	5,807,995
Freeport-McMoRan, Inc. (Metals & Mining)	309,878	15,469,110
GE Vernova, Inc. (Electrical Equipment) (a)	11,967	3,051,346
International Paper Co. (Containers & Packaging)	305,146	14,906,382
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	66,806	10,883,365
Newmont Corp. (Metals & Mining)	283,251	15,139,766
NOV, Inc. (Energy Equipment & Services)	791,871	12,646,180
Nucor Corp. (Metals & Mining)	10,331	1,553,162
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	234,889	12,106,179
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,054,319	14,349,282
Phillips 66 (Oil, Gas & Consumable Fuels)	108,177	14,219,867
Royal Gold, Inc. (Metals & Mining)	22,106	3,101,472

	Shares	Value
Common Stocks
United States
Schlumberger NV (Energy Equipment & Services)	260,305	$ 10,919,795
Transocean Ltd. (Energy Equipment & Services) (a)	1,066,313	4,531,830
Tronox Holdings plc (Chemicals)	163,439	2,391,113
Tyson Foods, Inc., Class A (Food Products)	50,290	2,995,272
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	54,580	7,369,937
		259,430,517
Total Common Stocks (Cost $297,709,182)		324,477,401
Short-Term Investments 1.4%
Affiliated Investment Company 0.5%
United States 0.5%
NYLI U.S. Government Liquidity Fund, 4.88% (c)	1,695,675	1,695,675
Unaffiliated Investment Company 0.9%
United States 0.9%
Invesco Government & Agency Portfolio, 4.917% (c)(d)	3,002,548	3,002,548
Total Short-Term Investments (Cost $4,698,223)		4,698,223
Total Investments (Cost $302,407,405)	100.6%	329,175,624
Other Assets, Less Liabilities	(0.6)	(2,103,321)
Net Assets	100.0%	$ 327,072,303

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2024, the aggregate market value of securities on loan was $3,029,703; the total market value of collateral held by the Portfolio was $3,097,401. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $94,853. The Portfolio received cash collateral with a value of $3,002,548.
(c)	Current yield as of September 30, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,388	$ 62,647	$ (62,339)	$ —	$ —	$ 1,696	$ 81	$ —	1,696

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
All Other Countries	$ 324,477,401	$ —	$ —	$ 324,477,401
Short-Term Investments
Affiliated Investment Company	1,695,675	—	—	1,695,675
Unaffiliated Investment Company	3,002,548	—	—	3,002,548
Total Short-Term Investments	4,698,223	—	—	4,698,223
Total Investments in Securities	$ 329,175,624	$ —	$ —	$ 329,175,624

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Moderate Allocation Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.3%
Equity Funds 59.2%
NYLI 500 International ETF (a)	451,030	$ 15,825,154
NYLI Candriam International Equity ETF (a)	499,447	15,689,728
NYLI Candriam U.S. Large Cap Equity ETF (a)	589,427	28,215,517
NYLI Candriam U.S. Mid Cap Equity ETF (a)	504,812	16,595,392
NYLI CBRE NextGen Real Estate ETF (a)	777,154	17,221,733
NYLI Epoch Capital Growth Fund Class I	171,003	2,718,493
NYLI Epoch International Choice Fund Class I (a)	360,681	15,402,123
NYLI Fiera SMID Growth Fund Class R6 (a)	1,011,756	17,368,824
NYLI FTSE International Equity Currency Neutral ETF	552,160	15,261,702
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,325,201	26,377,460
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	2,721,958	28,958,092
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	2,446,165	20,042,654
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	555,798	17,945,936
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	1,190,440	23,939,262
NYLI VP MacKay Convertible Portfolio Initial Class	971,897	15,255,181
NYLI VP PineStone International Equity Portfolio Initial Class (a)	1,290,056	15,762,164
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	1,844,121	16,684,686
NYLI VP Small Cap Growth Portfolio Initial Class	1,275,989	15,143,306
NYLI VP Wellington Growth Portfolio Initial Class	1,014,011	30,120,282
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	1,292,513	12,585,587
NYLI VP Winslow Large Cap Growth Portfolio Initial Class (a)	963,621	31,082,277
NYLI WMC Enduring Capital Fund Class R6 (a)	280,682	11,349,064
NYLI WMC International Research Equity Fund Class I (a)	1,924,258	16,024,448
NYLI WMC Value Fund Class R6 (a)	642,479	21,924,538
Total Equity Funds (Cost $378,502,171)		447,493,603
Fixed Income Funds 31.1%
NYLI MacKay ESG Core Plus Bond ETF (a)	1,330,719	28,943,138
NYLI MacKay ESG High Income ETF (a)	318,970	8,650,466
NYLI MacKay Securitized Income ETF (a)	291,139	7,756,933
NYLI MacKay Short Duration High Income Fund Class I	2,110,785	20,242,219
NYLI Short Term Bond Fund Class I (a)	812,659	7,473,377
NYLI VP Bond Portfolio Initial Class	369,143	4,786,233
NYLI VP Floating Rate Portfolio Initial Class (a)	2,185,645	18,718,736
NYLI VP Indexed Bond Portfolio Initial Class (a)	12,630,913	114,861,735
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	891,341	8,640,747
NYLI VP MacKay U.S. Infrastructure Bond Portfolio (a)	773,288	7,768,294
NYLI VP PIMCO Real Return Portfolio Initial Class (a)	917,225	7,520,331
Total Fixed Income Funds (Cost $246,544,147)		235,362,209
Total Affiliated Investment Companies (Cost $625,046,318)		682,855,812

	Shares	Value
Short-Term Investment 9.3%
Affiliated Investment Company 9.3%
NYLI U.S. Government Liquidity Fund, 4.88% (a)(b)	69,773,418	$ 69,773,418
Total Short-Term Investment (Cost $69,773,418)	9.3%	69,773,418
Total Investments (Cost $694,819,736)	99.6%	752,629,230
Other Assets, Less Liabilities	0.4	3,340,941
Net Assets	100.0%	$ 755,970,171

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of September 30, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ U.S. Small Cap ETF	$ 7,598	$ —	$ (7,678)	$ 859	$ (779)	$ —	$ 24	$ —	—
NYLI 500 International ETF	19,290	626	(5,185)	791	303	15,825	402	—	451
NYLI Candriam International Equity ETF	19,435	339	(6,009)	1,706	219	15,690	346	—	499
NYLI Candriam U.S. Large Cap Equity ETF	29,989	509	(6,068)	2,052	1,734	28,216	244	—	589
NYLI Candriam U.S. Mid Cap Equity ETF	16,282	1,859	(2,949)	276	1,127	16,595	133	—	505
NYLI CBRE NextGen Real Estate ETF	17,946	746	(2,876)	196	1,210	17,222	377	—	777
NYLI Epoch Capital Growth Fund Class I	2,859	—	(497)	41	316	2,719	—	—	171
NYLI Epoch International Choice Fund Class I	14,377	2,172	(2,263)	320	796	15,402	—	—	361
NYLI Fiera SMID Growth Fund Class R6	17,011	2,124	(2,326)	154	406	17,369	—	—	1,012
NYLI FTSE International Equity Currency Neutral ETF	15,757	195	(2,334)	492	1,152	15,262	243	—	552
NYLI MacKay ESG Core Plus Bond ETF	34,291	3,592	(9,739)	(1,022)	1,821	28,943	1,242	—	1,331
NYLI MacKay ESG High Income ETF	9,005	142	(669)	14	158	8,650	433	—	319
NYLI MacKay Securitized Income ETF	—	8,328	(962)	18	373	7,757	91	—	291
NYLI MacKay Short Duration High Income Fund Class I	20,779	1,263	(2,033)	(49)	282	20,242	977	—	2,111
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	10,274	3,642	(13,717)	96	(295)	—	267	—	—
NYLI PineStone U.S. Equity Fund Class R6	26,890	23	(4,171)	470	3,166	26,378	—	—	1,325
NYLI Short Term Bond Fund Class I	15,425	610	(8,569)	(59)	66	7,473	397	—	813
NYLI U.S. Government Liquidity Fund	73,467	121,731	(125,425)	—	—	69,773	2,752	—	69,773
NYLI VP American Century Sustainable Equity Portfolio Initial Class	26,357	2,475	(4,875)	16	4,985	28,958	—	—	2,722
NYLI VP Bond Portfolio Initial Class	7,054	4,859	(7,347)	252	(32)	4,786	—	—	369
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	19,839	59	(3,088)	(791)	4,024	20,043	—	—	2,446
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	16,168	2,746	(4,727)	(177)	3,936	17,946	—	—	556
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	21,906	1,911	(4,536)	667	3,991	23,939	—	—	1,190
NYLI VP Floating Rate Portfolio Initial Class	23,170	1,657	(6,060)	(212)	164	18,719	1,274	—	2,186
NYLI VP Indexed Bond Portfolio Initial Class	120,255	2,865	(12,993)	(3,598)	8,333	114,862	—	—	12,631
NYLI VP MacKay Convertible Portfolio Initial Class	—	15,938	(1,454)	2	769	15,255	428	—	972

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	$ 8,986	$ 105	$ (1,026)	$ 21	$ 555	$ 8,641	$ —	$ —	891
NYLI VP MacKay U.S. Infrastructure Bond Portfolio	—	7,887	(511)	15	377	7,768	—	—	773
NYLI VP PIMCO Real Return Portfolio Initial Class	7,769	157	(805)	(78)	477	7,520	—	—	917
NYLI VP PineStone International Equity Portfolio Initial Class	14,312	2,342	(2,854)	(1,649)	3,611	15,762	—	—	1,290
NYLI VP S&P 500 Index Portfolio Initial Class	12,019	—	(12,275)	2,775	(2,519)	—	—	—	—
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	16,403	1,867	(2,704)	(1,069)	2,188	16,685	—	—	1,844
NYLI VP Small Cap Growth Portfolio Initial Class	13,843	2,571	(2,662)	(1,926)	3,317	15,143	—	—	1,276
NYLI VP Wellington Growth Portfolio Initial Class	30,611	1,852	(8,349)	(1,799)	7,805	30,120	—	—	1,014
NYLI VP Wellington Small Cap Portfolio Initial Class	10,774	3,864	(3,367)	(1,055)	2,370	12,586	—	—	1,293
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	31,228	1,661	(8,561)	181	6,573	31,082	—	—	964
NYLI WMC Enduring Capital Fund Class R6	12,307	—	(2,777)	319	1,500	11,349	—	—	281
NYLI WMC International Research Equity Fund Class I	14,410	2,102	(2,703)	(307)	2,522	16,024	—	—	1,924
NYLI WMC Value Fund Class R6	19,598	2,375	(2,855)	175	2,632	21,925	—	—	642
	$777,684	$207,194	$(299,999)	$(1,883)	$69,633	$752,629	$9,630	$—
Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/2/24	Daily	7,732	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/2/24	Daily	(15,583)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.00% - 0.50%	10/7/24 - 11/12/24	Daily	21,500	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/2/24	Daily	13,199	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.75%	12/2/24	Daily	(64,958)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.61%	12/2/24	Daily	19,196	—
Citibank NA	iShares MSCI Hong Kong ETF	1 day FEDF plus 0.40%	12/2/24	Daily	15,409	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.40%	12/2/24	Daily	15,394	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.00% - 0.55%	4/24/25	Daily	11,361	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10% - 0.13%	4/9/25	Daily	(35,723)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/2/24	Daily	(14,083)	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	50,614	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	30,217	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of September 30, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Alphabet Inc.	2,262	231,746	—	3.00
Amazon.com Inc.	2,411	246,959	—	3.19
AppLovin Corp.	3,952	404,825	—	5.24
Aptiv plc	2,185	223,834	—	2.89

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Autoliv Inc.	663	67,867	—	0.88
BILL Holdings Inc.	1,106	113,256	—	1.46
Block Inc.	2,695	276,062	—	3.57
Booking Holdings Inc.	2,726	279,216	—	3.61
Broadcom Inc.	2,548	260,980	—	3.38
DocuSign Inc.	1,818	186,282	—	2.41
Etsy Inc.	2,120	217,218	—	2.81
Expedia Group Inc.	3,041	311,533	—	4.03
Fidelity National Information Services Inc.	2,885	295,543	—	3.82
Fiserv Inc.	3,068	314,294	—	4.06
Fortive Corp.	1,487	152,278	—	1.97
Globant SA	1,241	127,109	—	1.64
Informatica Inc.	523	53,618	—	0.69
Intel Corp.	1,780	182,308	—	2.36
Lear Corp.	883	90,416	—	1.17
Magna International Inc.	796	81,505	—	1.05
Marvell Technology Inc.	2,482	254,299	—	3.29
Meta Platforms Inc.	2,788	285,653	—	3.69
MKS Instruments Inc.	1,001	102,506	—	1.33
Northrop Grumman Corp.	3,165	324,189	—	4.19
Okta Inc.	1,664	170,510	—	2.21
Pinterest Inc.	1,921	196,825	—	2.55
PTC Inc.	1,592	163,037	—	2.11
QUALCOMM Inc.	2,109	216,058	—	2.79
RTX Corp.	3,121	319,708	—	4.13
Salesforce Inc.	2,742	280,906	—	3.63
Smartsheet Inc.	1,082	110,824	—	1.43
TE Connectivity Ltd.	2,588	265,118	—	3.43
Teradyne Inc.	2,240	229,459	—	2.97
Veeva Systems Inc.	2,469	252,873	—	3.27
Visa Inc.	2,661	272,613	—	3.53
Wix.com Ltd.	1,204	123,296	—	1.59
Zillow Group Inc.	463	47,449	—	0.61
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of September 30, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Akero Therapeutics Inc.	(1,076)	(137,384)	—	0.88
AMC Entertainment Holdings Inc.	(3,060)	(390,841)	—	2.51
Arcutis Biotherapeutics Inc.	(1,901)	(242,830)	—	1.56
BioCryst Pharmaceuticals Inc.	(1,103)	(140,863)	—	0.90
Bloom Energy Corp.	(2,808)	(358,576)	—	2.30
Bridgebio Pharma Inc.	(1,956)	(249,827)	—	1.60
Cardlytics Inc.	(222)	(28,389)	—	0.18
Carvana Co.	(8,892)	(1,135,580)	—	7.29
Chegg Inc.	(419)	(53,504)	—	0.34
Chemours Co/The	(1,099)	(140,333)	—	0.90
Coeur Mining Inc.	(3,371)	(430,525)	—	2.76
Compass Inc.	(878)	(112,188)	—	0.72
Cytokinetics Inc.	(3,643)	(465,269)	—	2.99
EchoStar Corp.	(1,579)	(201,604)	—	1.29
FuelCell Energy Inc.	(702)	(89,615)	—	0.58
Global Net Lease Inc.	(666)	(85,018)	—	0.55
Goodyear Tire & Rubber Co/The	(1,106)	(141,267)	—	0.91
Guardant Health Inc.	(1,655)	(211,353)	—	1.36
Hudson Pacific Properties Inc.	(570)	(72,827)	—	0.47
Infinera Corp.	(1,083)	(138,317)	—	0.89
Ironwood Pharmaceuticals Inc.	(672)	(85,769)	—	0.55
JBG SMITH Properties	(788)	(100,577)	—	0.65

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
JetBlue Airways Corp.	(5,201)	(664,265)	—	4.26
Lumen Technologies Inc.	(3,745)	(478,237)	—	3.07
Lumentum Holdings Inc.	(2,878)	(367,532)	—	2.36
NeoGenomics Inc.	(602)	(76,866)	—	0.49
Newell Brands Inc.	(1,476)	(188,447)	—	1.21
Novocure Ltd.	(669)	(85,498)	—	0.55
Ocular Therapeutix Inc.	(1,365)	(174,300)	—	1.12
Opendoor Technologies Inc.	(1,300)	(166,016)	—	1.07
Pacific Biosciences of California Inc.	(1,130)	(144,257)	—	0.93
Paramount Global	(5,069)	(647,396)	—	4.15
Peloton Interactive Inc.	(2,334)	(298,050)	—	1.91
Penn Entertainment Inc.	(5,765)	(736,262)	—	4.72
Recursion Pharmaceuticals Inc.	(1,229)	(156,952)	—	1.01
Redfin Corp.	(2,114)	(269,974)	—	1.73
Rivian Automotive Inc.	(6,088)	(777,471)	—	4.99
Semtech Corp.	(6,688)	(854,112)	—	5.48
Spirit AeroSystems Holdings Inc.	(4,209)	(537,471)	—	3.45
Sunnova Energy International Inc.	(3,672)	(468,982)	—	3.01
Tandem Diabetes Care Inc.	(2,036)	(260,048)	—	1.67
Telephone and Data Systems Inc.	(685)	(87,515)	—	0.56
Terawulf Inc.	(3,521)	(449,718)	—	2.89
Upstart Holdings Inc.	(6,662)	(850,789)	—	5.46
Viasat Inc.	(632)	(80,720)	—	0.52
Virgin Galactic Holdings Inc.	(319)	(40,792)	—	0.26
Walgreens Boots Alliance Inc.	(2,909)	(371,544)	—	2.38
Warner Bros Discovery Inc.	(5,813)	(742,327)	—	4.76
Wolfspeed Inc.	(2,243)	(286,505)	—	1.84
Xerox Holdings Corp.	(1,814)	(231,685)	—	1.49
Xometry Inc.	(605)	(77,243)	—	0.50

1.	As of September 30, 2024, cash in the amount $1,103,220 due to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 447,493,603	$ —	$ —	$ 447,493,603
Fixed Income Funds	235,362,209	—	—	235,362,209
Total Affiliated Investment Companies	682,855,812	—	—	682,855,812
Short-Term Investment
Affiliated Investment Company	69,773,418	—	—	69,773,418
Total Investments in Securities	$ 752,629,230	$ —	$ —	$ 752,629,230

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI VP Growth Allocation Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.6%
Equity Funds 79.3%
NYLI 500 International ETF (a)	960,585	$ 33,703,758
NYLI Candriam International Equity ETF (a)	1,063,781	33,417,829
NYLI Candriam U.S. Large Cap Equity ETF (a)	1,063,668	50,917,149
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,428,336	46,955,689
NYLI CBRE NextGen Real Estate ETF (a)	1,166,348	25,846,272
NYLI Epoch Capital Growth Fund Class I	262,670	4,175,749
NYLI Epoch International Choice Fund Class I (a)	766,708	32,740,668
NYLI Fiera SMID Growth Fund Class R6 (a)	2,734,250	46,938,875
NYLI FTSE International Equity Currency Neutral ETF	848,333	23,447,924
NYLI PineStone U.S. Equity Fund Class R6 (a)	2,492,695	49,615,852
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	4,828,358	51,367,452
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	5,210,926	42,695,719
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	853,067	27,544,328
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	2,397,706	48,216,914
NYLI VP MacKay Convertible Portfolio Initial Class	1,492,255	23,422,878
NYLI VP PineStone International Equity Portfolio Initial Class (a)	2,747,617	33,570,928
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	5,147,328	46,570,454
NYLI VP Small Cap Growth Portfolio Initial Class (a)	3,887,247	46,133,458
NYLI VP Wellington Growth Portfolio Initial Class (a)	1,769,582	52,563,831
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	4,551,909	44,323,307
NYLI VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,652,203	53,292,964
NYLI WMC Enduring Capital Fund Class R6 (a)	589,161	23,822,076
NYLI WMC International Research Equity Fund Class I (a)	4,076,446	33,947,011
NYLI WMC Value Fund Class R6 (a)	1,376,512	46,973,321
Total Equity Funds (Cost $782,688,702)		922,204,406
Fixed Income Funds 11.3%
NYLI MacKay ESG Core Plus Bond ETF	184,395	4,010,591
NYLI MacKay ESG High Income ETF (a)	508,912	13,801,693
NYLI MacKay Securitized Income ETF	40,638	1,082,735
NYLI MacKay Short Duration High Income Fund Class I	3,117,591	29,897,384
NYLI Short Term Bond Fund Class I (a)	1,227,425	11,287,641
NYLI VP Bond Portfolio Initial Class	51,526	668,072
NYLI VP Floating Rate Portfolio Initial Class (a)	3,355,846	28,740,808
NYLI VP Indexed Bond Portfolio Initial Class (a)	1,730,618	15,737,719
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	1,422,120	13,786,176
NYLI VP MacKay U.S. Infrastructure Bond Portfolio	107,937	1,084,315
NYLI VP PIMCO Real Return Portfolio Initial Class (a)	1,408,310	11,546,736
Total Fixed Income Funds (Cost $128,002,442)		131,643,870
Total Affiliated Investment Companies (Cost $910,691,144)		1,053,848,276

	Shares	Value
Short-Term Investment 9.1%
Affiliated Investment Company 9.1%
NYLI U.S. Government Liquidity Fund, 4.88% (a)(b)	105,796,033	$ 105,796,033
Total Short-Term Investment (Cost $105,796,033)	9.1%	105,796,033
Total Investments (Cost $1,016,487,177)	99.7%	1,159,644,309
Other Assets, Less Liabilities	0.3	3,495,012
Net Assets	100.0%	$ 1,163,139,321

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of September 30, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ U.S. Small Cap ETF	$ 34,045	$ 12	$ (33,580)	$ 3,040	$ (3,517)	$ —	$ 112	$ —	—
NYLI 500 International ETF	39,762	1,352	(9,786)	1,540	836	33,704	866	—	961
NYLI Candriam International Equity ETF	40,064	717	(11,478)	2,482	1,633	33,418	746	—	1,064
NYLI Candriam U.S. Large Cap Equity ETF	55,506	56	(11,590)	3,630	3,315	50,917	449	—	1,064
NYLI Candriam U.S. Mid Cap Equity ETF	42,600	7,167	(6,631)	627	3,193	46,956	368	—	1,428
NYLI CBRE NextGen Real Estate ETF	27,934	1,298	(5,542)	386	1,770	25,846	582	—	1,166
NYLI Epoch Capital Growth Fund Class I	4,406	—	(786)	72	484	4,176	—	—	263
NYLI Epoch International Choice Fund Class I	32,296	3,638	(5,589)	725	1,671	32,741	—	—	767
NYLI Fiera SMID Growth Fund Class R6	43,725	7,533	(5,786)	409	1,058	46,939	—	—	2,734
NYLI FTSE International Equity Currency Neutral ETF	24,520	179	(3,817)	755	1,811	23,448	378	—	848
NYLI MacKay ESG Core Plus Bond ETF	5,340	132	(1,571)	44	65	4,010	176	—	184
NYLI MacKay ESG High Income ETF	14,605	293	(1,368)	29	243	13,802	701	—	509
NYLI MacKay Securitized Income ETF	—	1,177	(149)	3	52	1,083	13	—	41
NYLI MacKay Short Duration High Income Fund Class I	31,600	1,860	(3,912)	(115)	464	29,897	1,469	—	3,118
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	1,933	64	(1,967)	34	(64)	—	39	—	—
NYLI PineStone U.S. Equity Fund Class R6	52,082	22	(9,462)	1,101	5,873	49,616	—	—	2,493
NYLI Short Term Bond Fund Class I	24,075	941	(13,738)	(92)	102	11,288	618	—	1,227
NYLI U.S. Government Liquidity Fund	112,556	200,489	(207,249)	—	—	105,796	4,277	—	105,796
NYLI VP American Century Sustainable Equity Portfolio Initial Class	50,219	2,910	(11,003)	2,283	6,958	51,367	—	—	4,828
NYLI VP Bond Portfolio Initial Class	33	687	(87)	4	31	668	—	—	52
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	43,672	2	(7,979)	(2,718)	9,719	42,696	—	—	5,211
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	27,630	3,548	(9,809)	(440)	6,615	27,544	—	—	853
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	45,277	3,012	(9,534)	1,158	8,304	48,217	—	—	2,398
NYLI VP Floating Rate Portfolio Initial Class	36,164	2,654	(10,001)	(338)	262	28,741	1,986	—	3,356
NYLI VP Indexed Bond Portfolio Initial Class	17,063	426	(2,415)	155	509	15,738	—	—	1,731

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI VP MacKay Convertible Portfolio Initial Class	$ —	$ 25,035	$ (2,796)	$ 2	$ 1,182	$ 23,423	$ 671	$ —	1,492
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	14,575	198	(1,917)	82	848	13,786	—	—	1,422
NYLI VP MacKay U.S. Infrastructure Bond Portfolio	—	1,113	(85)	3	53	1,084	—	—	108
NYLI VP PIMCO Real Return Portfolio Initial Class	12,123	300	(1,489)	(52)	665	11,547	—	—	1,408
NYLI VP PineStone International Equity Portfolio Initial Class	32,597	3,697	(7,000)	(2,698)	6,975	33,571	—	—	2,748
NYLI VP S&P 500 Index Portfolio Initial Class	18,636	—	(19,030)	3,568	(3,174)	—	—	—	—
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	42,720	6,907	(6,068)	(2,486)	5,497	46,570	—	—	5,147
NYLI VP Small Cap Growth Portfolio Initial Class	40,283	8,964	(7,224)	(1,687)	5,797	46,133	—	—	3,887
NYLI VP Wellington Growth Portfolio Initial Class	56,331	1,636	(16,244)	(2,018)	12,859	52,564	—	—	1,770
NYLI VP Wellington Small Cap Portfolio Initial Class	37,627	10,841	(8,679)	(2,115)	6,649	44,323	—	—	4,552
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	56,928	1,424	(17,058)	1,642	10,357	53,293	—	—	1,652
NYLI WMC Enduring Capital Fund Class R6	24,892	—	(4,837)	570	3,197	23,822	—	—	589
NYLI WMC International Research Equity Fund Class I	32,381	3,491	(6,696)	(1,045)	5,816	33,947	—	—	4,076
NYLI WMC Value Fund Class R6	42,923	3,715	(5,664)	362	5,637	46,973	—	—	1,377
	$1,219,123	$307,490	$(489,616)	$8,902	$113,745	$1,159,644	$13,451	$—
Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/2/24	Daily	12,029	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/2/24	Daily	(24,223)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.00% - 0.50%	10/7/24 - 11/12/24	Daily	32,757	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/2/24	Daily	20,306	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.75%	12/2/24	Daily	(99,742)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.61%	12/2/24	Daily	29,471	—
Citibank NA	iShares MSCI Hong Kong ETF	1 day FEDF plus 0.40%	12/2/24	Daily	23,664	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.40%	12/2/24	Daily	23,865	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.00% - 0.55%	4/24/25	Daily	17,428	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/25 - 4/9/25	Daily	(52,178)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/2/24	Daily	(26,553)	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	77,721	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	47,730	—
						$ —

The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of September 30, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Alphabet Inc.	3,519	360,515	—	3.00
Amazon.com Inc.	3,750	384,180	—	3.19
AppLovin Corp.	6,148	629,763	—	5.24
Aptiv plc	3,399	348,206	—	2.89
Autoliv Inc.	1,031	105,576	—	0.88
BILL Holdings Inc.	1,720	176,185	—	1.46
Block Inc.	4,192	429,454	—	3.57
Booking Holdings Inc.	4,240	434,361	—	3.61
Broadcom Inc.	3,963	405,992	—	3.38
DocuSign Inc.	2,829	289,788	—	2.41
Etsy Inc.	3,299	337,913	—	2.81
Expedia Group Inc.	4,731	484,635	—	4.03
Fidelity National Information Services Inc.	4,488	459,760	—	3.82
Fiserv Inc.	4,773	488,929	—	4.06
Fortive Corp.	2,312	236,890	—	1.97
Globant SA	1,930	197,736	—	1.64
Informatica Inc.	814	83,411	—	0.69
Intel Corp.	2,769	283,606	—	2.36
Lear Corp.	1,373	140,655	—	1.17
Magna International Inc.	1,238	126,793	—	1.05
Marvell Technology Inc.	3,862	395,598	—	3.29
Meta Platforms Inc.	4,338	444,375	—	3.69
MKS Instruments Inc.	1,557	159,462	—	1.33
Northrop Grumman Corp.	4,923	504,323	—	4.19
Okta Inc.	2,589	265,254	—	2.21
Pinterest Inc.	2,989	306,190	—	2.55
PTC Inc.	2,476	253,627	—	2.11
QUALCOMM Inc.	3,281	336,110	—	2.79
RTX Corp.	4,855	497,351	—	4.13
Salesforce Inc.	4,266	436,989	—	3.63
Smartsheet Inc.	1,683	172,403	—	1.43
TE Connectivity Ltd.	4,026	412,429	—	3.43
Teradyne Inc.	3,485	356,957	—	2.97
Veeva Systems Inc.	3,840	393,381	—	3.27
Visa Inc.	4,140	424,089	—	3.53
Wix.com Ltd.	1,872	191,804	—	1.59
Zillow Group Inc.	721	73,813	—	0.61
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of September 30, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Akero Therapeutics Inc.	(1,672)	(213,551)	—	0.88
AMC Entertainment Holdings Inc.	(4,757)	(607,530)	—	2.51
Arcutis Biotherapeutics Inc.	(2,956)	(377,458)	—	1.56
BioCryst Pharmaceuticals Inc.	(1,715)	(218,960)	—	0.90
Bloom Energy Corp.	(4,364)	(557,377)	—	2.30
Bridgebio Pharma Inc.	(3,041)	(388,334)	—	1.60
Cardlytics Inc.	(346)	(44,128)	—	0.18
Carvana Co.	(13,822)	(1,765,164)	—	7.29
Chegg Inc.	(651)	(83,167)	—	0.34
Chemours Co/The	(1,708)	(218,135)	—	0.90
Coeur Mining Inc.	(5,240)	(669,215)	—	2.76
Compass Inc.	(1,365)	(174,386)	—	0.72
Cytokinetics Inc.	(5,663)	(723,221)	—	2.99
EchoStar Corp.	(2,454)	(313,377)	—	1.29
FuelCell Energy Inc.	(1,091)	(139,300)	—	0.58
Global Net Lease Inc.	(1,035)	(132,153)	—	0.55
Goodyear Tire & Rubber Co/The	(1,719)	(219,587)	—	0.91

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Guardant Health Inc.	(2,572)	(328,531)	—	1.36
Hudson Pacific Properties Inc.	(886)	(113,203)	—	0.47
Infinera Corp.	(1,684)	(215,002)	—	0.89
Ironwood Pharmaceuticals Inc.	(1,044)	(133,321)	—	0.55
JBG SMITH Properties	(1,224)	(156,338)	—	0.65
JetBlue Airways Corp.	(8,085)	(1,032,545)	—	4.26
Lumen Technologies Inc.	(5,821)	(743,380)	—	3.07
Lumentum Holdings Inc.	(4,473)	(571,298)	—	2.36
NeoGenomics Inc.	(936)	(119,482)	—	0.49
Newell Brands Inc.	(2,294)	(292,925)	—	1.21
Novocure Ltd.	(1,041)	(132,899)	—	0.55
Ocular Therapeutix Inc.	(2,121)	(270,935)	—	1.12
Opendoor Technologies Inc.	(2,021)	(258,058)	—	1.07
Pacific Biosciences of California Inc.	(1,756)	(224,236)	—	0.93
Paramount Global	(7,880)	(1,006,323)	—	4.15
Peloton Interactive Inc.	(3,628)	(463,293)	—	1.91
Penn Entertainment Inc.	(8,961)	(1,144,457)	—	4.72
Recursion Pharmaceuticals Inc.	(1,910)	(243,969)	—	1.01
Redfin Corp.	(3,286)	(419,652)	—	1.73
Rivian Automotive Inc.	(9,463)	(1,208,513)	—	4.99
Semtech Corp.	(10,396)	(1,327,646)	—	5.48
Spirit AeroSystems Holdings Inc.	(6,542)	(835,454)	—	3.45
Sunnova Energy International Inc.	(5,708)	(728,994)	—	3.01
Tandem Diabetes Care Inc.	(3,165)	(404,224)	—	1.67
Telephone and Data Systems Inc.	(1,065)	(136,035)	—	0.56
Terawulf Inc.	(5,474)	(699,049)	—	2.89
Upstart Holdings Inc.	(10,355)	(1,322,480)	—	5.46
Viasat Inc.	(982)	(125,472)	—	0.52
Virgin Galactic Holdings Inc.	(497)	(63,408)	—	0.26
Walgreens Boots Alliance Inc.	(4,522)	(577,534)	—	2.38
Warner Bros Discovery Inc.	(9,035)	(1,153,886)	—	4.76
Wolfspeed Inc.	(3,487)	(445,348)	—	1.84
Xerox Holdings Corp.	(2,820)	(360,135)	—	1.49
Xometry Inc.	(940)	(120,069)	—	0.50

1.	As of September 30, 2024, cash in the amount $2,504,660 due to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 922,204,406	$ —	$ —	$ 922,204,406
Fixed Income Funds	131,643,870	—	—	131,643,870
Total Affiliated Investment Companies	1,053,848,276	—	—	1,053,848,276
Short-Term Investment
Affiliated Investment Company	105,796,033	—	—	105,796,033
Total Investments in Securities	$ 1,159,644,309	$ —	$ —	$ 1,159,644,309

(a)	For a complete listing of investments, see the Portfolio of Investments.

NYLI VP PIMCO Real Return Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 117.6%
Asset-Backed Securities 8.3%
Home Equity Asset-Backed Securities 1.6%
Argent Securities Trust
Series 2006-W4, Class A2C
5.289% (1 Month SOFR + 0.434%), due 5/25/36 (a)	$ 274,441	$ 66,257
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-HE17, Class A1
4.745% (1 Month SOFR + 0.734%), due 1/25/32 (a)	350,633	343,991
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB6, Class A3
5.189% (1 Month SOFR + 0.334%), due 7/25/37 (a)(b)	735,961	485,177
CWABS Asset-Backed Certificates Trust
Series 2007-8, Class 1A1
5.159% (1 Month SOFR + 0.304%), due 11/25/37 (a)	1,092,001	1,028,390
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A2
5.089% (1 Month SOFR + 0.234%), due 12/25/36 (a)	352,205	317,097
GSAA Home Equity Trust
Series 2006-17, Class A3A
5.449% (1 Month SOFR + 0.594%), due 11/25/36 (a)	938,205	286,019
Home Equity Asset Trust
Series 2005-8, Class M2
5.644% (1 Month SOFR + 0.789%), due 2/25/36 (a)	160,096	156,154
Lehman XS Trust
Series 2007-20N, Class A1
7.269% (1 Month SOFR + 2.414%), due 12/25/37 (a)	22,873	21,765
Long Beach Mortgage Loan Trust
Series 2006-7, Class 2A2
5.209% (1 Month SOFR + 0.354%), due 8/25/36 (a)	211,058	84,185
Mastr Asset-Backed Securities Trust
Series 2006-WMC4, Class A5
5.269% (1 Month SOFR + 0.414%), due 10/25/36 (a)	107,221	35,083
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-WMC1, Class M3
5.749% (1 Month SOFR + 0.894%), due 1/25/35 (a)	77,385	77,030
New Century Home Equity Loan Trust
Series 2004-4, Class M1
5.734% (1 Month SOFR + 0.879%), due 2/25/35 (a)	44,170	43,493
Option One Mortgage Loan Trust
Series 2006-1, Class M1
5.509% (1 Month SOFR + 0.654%), due 1/25/36 (a)	1,200,000	1,115,939
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M2
5.839% (1 Month SOFR + 0.984%), due 2/25/36 (a)	1,238,000	1,167,474
RASC Trust (a)
Series 2006-EMX4, Class A4
5.429% (1 Month SOFR + 0.344%), due 6/25/36	337,301	329,798
Series 2005-EMX1, Class M2
6.064% (1 Month SOFR + 1.209%), due 3/25/35	568,754	567,587

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
Saxon Asset Securities Trust
Series 2007-3, Class 1A
5.279% (1 Month SOFR + 0.424%), due 9/25/37 (a)	$ 71,895	$ 68,629
Securitized Asset-Backed Receivables LLC Trust (a)
Series 2006-HE2, Class A2C
5.269% (1 Month SOFR + 0.414%), due 7/25/36	313,479	124,362
Series 2006-HE1, Class A2C
5.289% (1 Month SOFR + 0.434%), due 7/25/36	514,656	181,728
Soundview Home Loan Trust (a)
Series 2007-OPT2, Class 2A3
5.149% (1 Month SOFR + 0.294%), due 7/25/37	133,592	121,166
Series 2007-OPT1, Class 1A1
5.169% (1 Month SOFR + 0.314%), due 6/25/37	239,372	166,229
		6,787,553
Other Asset-Backed Securities 6.7%
ACAS CLO Ltd.
Series 2015-1A, Class AR3
6.431% (3 Month SOFR + 1.152%), due 10/18/28 (a)(b)	74,101	74,123
Adagio CLO VIII DAC
Series VIII-A, Class AN
4.615% (3 Month EURIBOR + 0.93%), due 4/15/32 (a)(b)	EUR 1,200,000	1,333,878
Anchorage Capital Europe CLO 1 DAC
Series 1A, Class A1R
4.465% (3 Month EURIBOR + 0.78%), due 1/15/31 (a)(b)	992,610	1,102,280
Apidos CLO XXVI
Series 2017-26A, Class A1AR
6.441% (3 Month SOFR + 1.162%), due 7/18/29 (a)(b)	$ 146,293	146,317
Arbor Realty Commercial Real Estate Notes Ltd. (a)(b)
Series 2021-FL4, Class A
6.561% (1 Month SOFR + 1.464%), due 11/15/36	562,174	561,510
Series 2022-FL1, Class A
6.792% (SOFR 30A + 1.45%), due 1/15/37	1,280,507	1,277,308
Ares European CLO VI DAC
Series 2013-6A, Class ARR
4.295% (3 Month EURIBOR + 0.61%), due 4/15/30 (a)(b)	EUR 265,726	295,491
Ares European CLO X DAC
Series 10A, Class AR
4.465% (3 Month EURIBOR + 0.78%), due 10/15/31 (a)(b)	819,061	909,986
Atlas Senior Loan Fund Ltd.
Series 2017-8A, Class A
6.698% (3 Month SOFR + 1.412%), due 1/16/30 (a)(b)	$ 119,642	119,767
Atlas Static Senior Loan Fund I Ltd.
Series 2022-1A, Class AR
7.051% (3 Month SOFR + 1.75%), due 7/15/30 (a)(b)	237,275	237,727
Bain Capital Euro CLO DAC
Series 2020-1A, Class A
4.788% (3 Month EURIBOR + 1.10%), due 1/24/33 (a)(b)	EUR 490,276	546,078

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Benefit Street Partners CLO XVI Ltd.
Series 2018-16A, Class A1R
6.577% (3 Month SOFR + 1.292%), due 1/17/32 (a)(b)	$ 261,281	$ 261,271
Black Diamond CLO DAC
Series 2017-2A, Class A1
4.548% (3 Month EURIBOR + 0.86%), due 1/20/32 (a)(b)	EUR 387,707	431,583
BlueMountain Fuji EUR CLO V DAC
Series 5A, Class A
4.595% (3 Month EURIBOR + 0.91%), due 1/15/33 (a)(b)	1,100,000	1,224,586
Carlyle Global Market Strategies CLO Ltd.
Series 2013-1A, Class A1RR
6.328% (3 Month SOFR + 1.212%), due 8/14/30 (a)(b)	$ 103,979	104,031
Carlyle Global Market Strategies Euro CLO Ltd.
Series 2014-2A, Class AR1
4.292% (3 Month EURIBOR + 0.75%), due 11/15/31 (a)(b)	EUR 851,660	945,139
Carlyle U.S. CLO Ltd.
Series 2017-1A, Class A1R
6.544% (3 Month SOFR + 1.262%), due 4/20/31 (a)(b)	$ 333,234	333,269
CIFC European Funding CLO III DAC
Series 3A, Class A
4.735% (3 Month EURIBOR + 1.05%), due 1/15/34 (a)(b)	EUR 1,200,000	1,336,038
CIFC Funding Ltd. (a)(b)
Series 2017-4A, Class A1R
6.495% (3 Month SOFR + 1.212%), due 10/24/30	$ 206,910	207,005
Series 2018-3A, Class A
6.641% (3 Month SOFR + 1.362%), due 7/18/31	417,024	417,712
Crestline Denali CLO XV Ltd.
Series 2017-1A, Class AR
6.574% (3 Month SOFR + 1.292%), due 4/20/30 (a)(b)	72,817	72,854
Cumulus Static CLO DAC
Series 2023-1A, Class A
5.185% (3 Month EURIBOR + 1.50%), due 4/25/33 (a)(b)	EUR 946,307	1,055,457
CVC Cordatus Loan Fund XXI DAC
Series 21A, Class A1E
4.415% (3 Month EURIBOR + 0.96%), due 9/22/34 (a)(b)	1,000,000	1,110,911
Dryden 52 Euro CLO DAC
Series 2017-52A, Class AR
4.402% (3 Month EURIBOR + 0.86%), due 5/15/34 (a)(b)	447,174	496,731
Elmwood CLO 24 Ltd.
Series 2023-3A, Class A1
6.986% (3 Month SOFR + 1.70%), due 12/11/33 (a)(b)	$ 1,000,000	1,002,829
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A1R
6.653% (3 Month SOFR + 1.352%), due 7/15/31 (a)(b)	365,463	365,731
Invesco Euro CLO I DAC
Series 1A, Class A1R
4.335% (3 Month EURIBOR + 0.65%), due 7/15/31 (a)(b)	EUR 500,000	551,009

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
LCM 30 Ltd.
Series 30A, Class AR
6.624% (3 Month SOFR + 1.342%), due 4/20/31 (a)(b)	$ 1,156,301	$ 1,156,349
LCM Loan Income Fund I Ltd.
Series 1A, Class A
6.574% (3 Month SOFR + 1.292%), due 4/20/31 (a)(b)	604,828	605,291
LCM XV LP
Series 15A, Class AR2
6.544% (3 Month SOFR + 1.262%), due 7/20/30 (a)(b)	77,424	77,482
LCM XXV Ltd.
Series 25A, Class AR
6.382% (3 Month SOFR + 1.10%), due 7/20/30 (a)(b)	375,135	375,307
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A
6.892% (SOFR 30A + 1.55%), due 1/17/37 (a)(b)	557,514	556,129
Madison Park Euro Funding IX DAC
Series 9A, Class AR
4.565% (3 Month EURIBOR + 0.88%), due 7/15/35 (a)(b)	EUR 500,000	553,962
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd.
Series 2023-53A, Class A
6.873% (3 Month SOFR + 1.59%), due 10/24/32 (a)(b)	$ 700,000	702,099
OSD CLO Ltd.
Series 2021-23A, Class A
6.417% (3 Month SOFR + 1.132%), due 4/17/31 (a)(b)	751,458	751,958
OZLM VIII Ltd.
Series 2014-8A, Class A1R3
6.527% (3 Month SOFR + 1.242%), due 10/17/29 (a)(b)	96,993	96,999
OZLM XI Ltd.
Series 2015-11A, Class A1R
6.767% (3 Month SOFR + 1.512%), due 10/30/30 (a)(b)	51,947	51,974
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR
6.704% (3 Month SOFR + 1.422%), due 7/20/32 (a)(b)	200,000	199,950
Palmer Square European Loan Funding DAC
Series 2023-3A, Class A
5.042% (3 Month EURIBOR + 1.50%), due 5/15/33 (a)(b)	EUR 401,260	447,791
Palmer Square Loan Funding Ltd. (a)(b)
Series 2021-3A, Class A1
6.344% (3 Month SOFR + 1.062%), due 7/20/29	$ 257,982	258,214
Series 2021-4A, Class A1
6.363% (3 Month SOFR + 1.062%), due 10/15/29	157,020	157,104
Rad CLO 5 Ltd.
Series 2019-5A, Class AR
6.665% (3 Month SOFR + 1.382%), due 7/24/32 (a)(b)	1,700,000	1,701,229
Romark CLO Ltd.
Series 2017-1A, Class A1R
6.575% (3 Month SOFR + 1.292%), due 10/23/30 (a)(b)	192,826	193,011

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Saranac CLO VI Ltd.
Series 2018-6A, Class A1R
6.333% (3 Month SOFR + 1.402%), due 8/13/31 (a)(b)	$ 164,798	$ 165,028
SLM Student Loan Trust
Series 2004-3A, Class A6B
6.171% (SOFR 90A + 0.812%), due 10/25/64 (a)(b)	230,809	227,364
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR
6.754% (3 Month SOFR + 1.472%), due 7/20/32 (a)(b)	500,000	500,237
THL Credit Wind River CLO Ltd.
Series 2019-3A, Class AR
6.643% (3 Month SOFR + 1.342%), due 7/15/31 (a)(b)	261,980	262,232
Toro European CLO DAC (a)(b)
Series 5A, Class A
4.425% (3 Month EURIBOR + 0.74%), due 10/15/30	EUR 173,621	193,254
Series 5A, Class ANV
4.425% (3 Month EURIBOR + 0.74%), due 10/15/30	243,070	270,556
Venture 36 CLO Ltd.
Series 2019-36A, Class A1AR
6.674% (3 Month SOFR + 1.392%), due 4/20/32 (a)(b)	$ 600,000	600,300
Venture XXIV CLO Ltd.
Series 2016-24A, Class ARR
6.444% (3 Month SOFR + 1.162%), due 10/20/28 (a)(b)	20,535	20,540
Vibrant CLO XI Ltd.
Series 2019-11A, Class A1R1
6.664% (3 Month SOFR + 1.382%), due 7/20/32 (a)(b)	400,000	400,189
VMC Finance LLC
Series 2022-FL5, Class A
7.241% (SOFR 30A + 1.90%), due 2/18/39 (a)(b)	1,679,730	1,676,051
VOYA CLO
Series 2017-2A, Class A1R
6.543% (3 Month SOFR + 1.242%), due 6/7/30 (a)(b)	86,409	86,453
		28,807,674
Total Asset-Backed Securities (Cost $36,221,965)		35,595,227
Corporate Bonds 0.4%
Banks 0.2%
Bank of America Corp.
Series FF
5.875%, due 3/15/28 (c)(d)	190,000	192,797
Lloyds Banking Group plc
Series Reg S
4.947% (5 Year EURIBOR ICE Swap Rate + 5.29%), due 6/27/25 (a)(d)	EUR 200,000	222,352
Nykredit Realkredit A/S
Series Reg S
1.00%, due 10/1/50	DKK 33,633	4,026

	Principal Amount	Value
Corporate Bonds
Banks
Nykredit Realkredit A/S
Series Reg S
1.50%, due 10/1/52	DKK 319,635	$ 38,364
Series Reg S
1.50%, due 10/1/52	3,671,100	456,322
Series Reg S
1.50%, due 10/1/53	99,636	10,670
Series Reg S
2.50%, due 10/1/47	1,556	221
UBS Group AG
Series Reg S
7.75%, due 3/1/29 (c)	EUR 100,000	127,424
		1,052,176
Diversified Financial Services 0.2%
Avolon Holdings Funding Ltd.
2.528%, due 11/18/27 (b)	$ 66,000	61,631
Jyske Realkredit A/S
Series CCE
0.50%, due 10/1/43	DKK 18,869	2,338
Series Reg S
1.00%, due 10/1/50	1,538,596	184,117
Series CCE
1.50%, due 10/1/53	1,977,719	237,512
Series 111E
2.50%, due 10/1/47	4,071	577
Nordea Kredit Realkreditaktieselskab
1.00%, due 10/1/53	87,681	10,398
1.50%, due 10/1/53	529,757	63,580
1.50%, due 10/1/53	13,671	1,706
1.50%, due 10/1/53	500,000	53,514
Series Reg S
2.00%, due 10/1/53 (b)	399,597	50,589
2.50%, due 10/1/47	1,795	254
Realkredit Danmark A/S
Series Reg S
1.00%, due 10/1/53	5,925	671
Series Reg S
1.50%, due 10/1/53	780,264	97,011
Series Reg S
2.00%, due 10/1/53	360,137	42,250
Series Reg S
2.50%, due 4/1/47	8,228	1,167
		807,315
Total Corporate Bonds (Cost $2,176,046)		1,859,491

	Principal Amount	Value
Foreign Government Bonds 7.0%
Canada 0.2%
Canadian Government Real Return Bond
4.25%, due 12/1/26 (e)	CAD 1,107,420	$ 868,061
France 1.2%
France Government Bond (b)(e)
Series Reg S
0.10%, due 3/1/26	EUR 3,715,691	4,084,837
Series Reg S
0.10%, due 7/25/31	840,329	898,127
		4,982,964
Italy 3.6%
Italy Buoni Poliennali Del Tesoro (b)(e)
Series Reg S
0.40%, due 5/15/30	1,582,347	1,683,370
Series Reg S
1.40%, due 5/26/25	11,559,685	12,781,965
Series Reg S
1.80%, due 5/15/36	610,482	682,521
		15,147,856
Japan 1.9%
Japan Government CPI Linked Bond (e)
0.10%, due 3/10/28	JPY 473,121,630	3,404,778
0.10%, due 3/10/29	670,442,250	4,840,897
		8,245,675
Peru 0.1%
Peru Government Bond
5.94%, due 2/12/29	PEN 1,000,000	279,578
6.15%, due 8/12/32	900,000	246,242
		525,820
Total Foreign Government Bonds (Cost $31,715,354)		29,770,376
Mortgage-Backed Securities 2.6%
Agency (Collateralized Mortgage Obligations) 1.6%
FHLMC (a)
REMIC, Series 4779, Class WF
5.816% (SOFR 30A + 0.464%), due 7/15/44	$ 105,473	106,803
REMIC, Series 4694, Class FA
5.857% (SOFR 30A + 0.514%), due 6/15/47	769,929	759,873
FHLMC, Strips
Series 278, Class F1
5.907% (SOFR 30A + 0.564%), due 9/15/42 (a)	127,214	126,124

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA (a)
REMIC, Series 2018-H15, Class FG
5.461% (12 Month SOFR + 0.865%), due 8/20/68	$ 299,049	$ 297,943
REMIC, Series 2023-H20, Class FA
6.245% (SOFR 30A + 0.90%), due 7/20/73	4,971,394	4,998,843
REMIC, Series 2023-H11, Class FC
6.445% (SOFR 30A + 1.10%), due 5/20/73	503,720	512,058
REMIC, Series 2017-H10, Class FB
6.522% (12 Month SOFR + 1.465%), due 4/20/67	162,395	165,601
		6,967,245
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.3%
GS Mortgage Securities Corp. Trust
Series 2022-GTWY, Class A
8.497% (1 Month SOFR + 3.40%), due 8/15/39 (a)(b)	1,300,000	1,300,000
Whole Loan (Collateralized Mortgage Obligations) 0.7%
Alternative Loan Trust
Series 2005-29CB, Class A4
5.00%, due 7/25/35	24,106	13,414
Series 2007-1T1, Class 1A1
6.00%, due 3/25/37	528,355	193,884
CHL Mortgage Pass-Through Trust
Series 2007-1, Class A1
6.00%, due 3/25/37	24,631	11,076
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
4.713%, due 3/25/37 (f)	146,475	123,676
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 1CB1
5.50%, due 8/25/34	103,345	101,016
Eurosail-UK plc (a)
Series 2007-3A, Class A3C
6.031% (SONIA3M IR + 1.069%), due 6/13/45 (b)	GBP 13,535	18,047
Series 2007-3X, Class A3A
6.031% (SONIA3M IR + 1.069%), due 6/13/45	50,770	67,583
Series 2007-3X, Class A3C
6.031% (SONIA3M IR + 1.069%), due 6/13/45	13,535	18,047
GreenPoint Mortgage Funding Trust
Series 2006-AR4, Class A6A
5.329% (1 Month SOFR + 0.474%), due 9/25/46 (a)	$ 54,175	49,207
IndyMac INDX Mortgage Loan Trust (a)
Series 2005-AR12, Class 2A1A
5.449% (1 Month SOFR + 0.594%), due 7/25/35	74,785	68,557
Series 2005-AR14, Class 1A1A
5.529% (1 Month SOFR + 0.674%), due 7/25/35	612,857	440,434

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Merrill Lynch Mortgage Investors Trust
Series 2005-A4, Class 1A
5.413%, due 7/25/35 (f)	$ 129,656	$ 55,757
New Residential Mortgage Loan Trust (b)(g)
Series 2019-RPL3, Class A1
2.75%, due 7/25/59	145,103	139,525
Series 2018-3A, Class A1
4.50%, due 5/25/58	87,501	86,575
OBX Trust
Series 2018-1, Class A2
5.619% (1 Month SOFR + 0.764%), due 6/25/57 (a)(b)	18,573	18,154
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-2, Class M7
6.769% (1 Month SOFR + 1.914%), due 4/25/35 (a)	100,000	97,978
RALI Trust
Series 2006-QH1, Class A1
5.349% (1 Month SOFR + 0.494%), due 12/25/36 (a)	678,268	596,765
Residential Asset Securitization Trust
Series 2006-A10, Class A5
6.50%, due 9/25/36	219,072	77,558
Thornburg Mortgage Securities Trust
Series 2004-2, Class A1
5.589% (1 Month SOFR + 0.734%), due 6/25/44 (a)	293,406	274,755
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2007-HY1, Class A2A
5.289% (1 Month SOFR + 0.434%), due 2/25/37 (a)	324,811	248,689
Series 2006-5, Class 2CB1
6.00%, due 7/25/36	30,269	21,919
		2,722,616
Total Mortgage-Backed Securities (Cost $11,549,350)		10,989,861
U.S. Government & Federal Agencies 99.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
UMBS Pool, 30 Year
2.00%, due 3/1/52	174,153	144,177
3.00%, due 1/1/52	380,369	341,990
		486,167
Federal National Mortgage Association (Mortgage Pass-Through Securities) 9.9%
FNMA (a)
5.253% (11th District Cost of Funds Index + 1.93%), due 12/1/36	27,439	27,273
6.322% (12 Month Monthly Treasury Average Index + 1.199%), due 6/1/43	82,979	83,731
7.011% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34	98,419	102,317
UMBS, 30 Year
4.00%, due 8/1/52	425,603	409,039
4.00%, due 2/1/54	298,325	286,474

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
4.50%, due 7/1/52	$ 529,707	$ 521,367
4.50%, due 3/1/53	463,973	456,299
UMBS, Single Family, 30 Year TBA (h)
4.00%, due 10/25/54	5,500,000	5,281,559
4.50%, due 10/25/54	19,700,000	19,365,633
6.00%, due 11/25/54	15,300,000	15,636,445
		42,170,137
Government National Mortgage Association (Mortgage Pass-Through Security) 3.1%
GNMA II, Single Family, 30 Year
3.50%, due 10/15/54 TBA (h)	13,900,000	13,058,337
United States Treasury Inflation - Indexed Notes 86.2%
U.S. Treasury Inflation Linked Bonds (e)
0.125%, due 2/15/51	4,361,385	2,752,651
0.125%, due 2/15/52 (i)	2,033,838	1,264,359
0.25%, due 2/15/50	3,645,851	2,418,783
0.625%, due 2/15/43	2,435,200	1,954,058
0.75%, due 2/15/42	7,280,212	6,066,056
0.75%, due 2/15/45	9,670,685	7,727,227
0.875%, due 2/15/47	10,871,096	8,725,696
1.00%, due 2/15/46	7,951,605	6,623,335
1.00%, due 2/15/48	4,857,180	3,989,303
1.00%, due 2/15/49	812,487	662,536
1.375%, due 2/15/44	9,298,882	8,478,286
1.50%, due 2/15/53	4,444,230	4,016,623
1.75%, due 1/15/28	15,350,416	15,474,143
2.00%, due 1/15/26	7,350,117	7,336,221
2.125%, due 2/15/40	5,035,200	5,253,518
2.125%, due 2/15/41	6,937,377	7,257,560
2.125%, due 2/15/54	4,509,472	4,688,425
2.375%, due 1/15/27 (i)	31,194	31,702
2.50%, due 1/15/29	6,050,533	6,310,089
3.375%, due 4/15/32 (i)	579,464	654,515
U.S. Treasury Inflation Linked Notes (e)
0.125%, due 10/15/25 (i)	10,546,488	10,341,584
0.125%, due 4/15/26 (i)	5,097,408	4,955,525
0.125%, due 7/15/26	11,298,214	11,013,120
0.125%, due 10/15/26	28,776,750	27,981,166
0.125%, due 4/15/27	12,922,632	12,440,028
0.125%, due 1/15/30	2,762,940	2,577,663
0.125%, due 7/15/30	10,452,336	9,718,794
0.125%, due 1/15/31	8,627,262	7,926,645
0.125%, due 7/15/31	15,608,481	14,277,982
0.125%, due 1/15/32	13,389,342	12,100,082
0.25%, due 7/15/29	11,730,956	11,129,029
0.375%, due 7/15/25	5,438,117	5,360,241

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Inflation - Indexed Notes
U.S. Treasury Inflation Linked Notes (e)
0.625%, due 1/15/26	$ 5,599,505	$ 5,491,789
0.625%, due 7/15/32 (j)	39,838,576	37,298,911
0.75%, due 7/15/28	16,177,005	15,817,537
0.875%, due 1/15/29	4,727,394	4,614,949
1.125%, due 1/15/33	12,460,092	12,021,368
1.25%, due 4/15/28	1,992,416	1,973,509
1.375%, due 7/15/33	19,781,297	19,497,666
1.625%, due 10/15/27	10,724,382	10,794,544
1.75%, due 1/15/34	5,013,974	5,069,576
1.875%, due 7/15/34	4,711,327	4,826,402
2.125%, due 4/15/29 (j)	3,965,988	4,075,933
2.375%, due 10/15/28	14,068,804	14,610,981
		367,600,110
Total U.S. Government & Federal Agencies (Cost $452,608,103)		423,314,751
Total Long-Term Bonds (Cost $534,270,818)		501,529,706

	Shares

Short-Term Investment 0.1%
Affiliated Investment Company 0.1%
NYLI U.S. Government Liquidity Fund, 4.88% (k)	504,822	504,822
Total Short-Term Investment (Cost $504,822)		504,822
Total Investments (Cost $534,775,640)	117.7%	502,034,528
Other Assets, Less Liabilities	(17.7)	(75,605,831)
Net Assets	100.0%	$ 426,428,697

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Floating rate—Rate shown was the rate in effect as of September 30, 2024.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2024.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2024.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2024.

(h)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2024, the total net market value was $53,341,974, which represented 12.5% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(i)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for futures, swap, foreign currency forward contracts and written swaptions.
(j)	Delayed delivery security.
(k)	Current yield as of September 30, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,123	$ 55,893	$ (56,511)	$ —	$ —	$ 505	$ 41	$ —	505
Foreign Currency Forward Contracts
As of September 30, 2024, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	334,000	USD	371,764	JPMorgan Chase Bank N.A.	10/2/24	$ 28
USD	788,317	CAD	1,062,195	BNP Paribas S.A.	10/2/24	2,931
USD	785,880	CAD	1,061,405	JPMorgan Chase Bank N.A.	11/4/24	436
USD	214,321	DKK	1,430,767	BNP Paribas S.A.	11/4/24	264
USD	10,558	DKK	70,185	BNP Paribas S.A.	11/4/24	58
USD	488,806	DKK	3,269,870	JPMorgan Chase Bank N.A.	10/2/24	514
USD	354,458	DKK	2,358,254	JPMorgan Chase Bank N.A.	11/4/24	1,640
USD	94,246	DKK	628,802	JPMorgan Chase Bank N.A.	11/4/24	171
USD	418,655	DKK	2,796,443	Morgan Stanley & Co. International	11/4/24	279
USD	37,608	DKK	250,484	Morgan Stanley & Co. International	11/4/24	133
USD	934,412	EUR	837,000	BNP Paribas S.A.	10/2/24	2,706
USD	33,477,497	EUR	29,922,000	BNP Paribas S.A.	11/4/24	120,442
USD	32,787,152	EUR	29,419,000	Morgan Stanley & Co. International	10/2/24	39,392
USD	247,528	GBP	185,000	JPMorgan Chase Bank N.A.	11/4/24	198
USD	8,755,319	JPY	1,242,070,639	BNP Paribas S.A.	11/5/24	69,263
Total Unrealized Appreciation						238,455
DKK	2,362,359	USD	354,458	JPMorgan Chase Bank N.A.	10/2/24	(1,686)
USD	252,388	AUD	371,000	Barclays Capital	10/2/24	(4,103)
USD	255,414	AUD	371,000	Barclays Capital	11/4/24	(1,215)
USD	282,330	DKK	1,900,000	Bank of America N.A.	10/2/24	(1,398)
USD	354,373	DKK	2,378,212	Morgan Stanley & Co. International	10/2/24	(767)
USD	244,060	GBP	185,000	Barclays Capital	10/2/24	(3,275)
USD	313,377	JPY	45,800,000	Bank of America N.A.	10/2/24	(5,287)
USD	8,343,080	JPY	1,201,307,574	BNP Paribas S.A.	10/2/24	(15,296)
USD	755,219	PEN	2,811,982	JPMorgan Chase Bank N.A.*	10/15/24	(3,190)
Total Unrealized Depreciation						(36,217)
Net Unrealized Appreciation						$ 202,238

*	Non-deliverable forward.
1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts
As of September 30, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
3 Month Euro EURIBOR	153	September 2026	$ 41,682,148	$ 41,760,490	$ 78,342
Australia 10 Year Bonds	82	December 2024	6,643,981	6,598,586	(45,395)
Euro-Bobl	1	December 2024	132,205	133,634	1,429
Euro-BTP	30	December 2024	3,966,792	4,056,430	89,638
Euro-Bund	40	December 2024	5,909,086	6,007,448	98,362
U.S. Treasury 5 Year Notes	151	December 2024	16,564,294	16,592,305	28,011
U.S. Treasury 10 Year Ultra Bonds	230	December 2024	27,153,001	27,208,281	55,280
Total Long Contracts					305,667
Short Contracts
3 Month Euro EURIBOR	(153)	September 2025	(41,644,567)	(41,792,424)	(147,857)
Euro-BTP	(55)	December 2024	(6,538,439)	(6,591,907)	(53,468)
Euro-Buxl	(18)	December 2024	(2,704,642)	(2,730,601)	(25,959)
Euro-OAT	(93)	December 2024	(13,062,232)	(13,130,851)	(68,619)
Euro-Schatz	(32)	December 2024	(3,800,893)	(3,817,659)	(16,766)
U.S. Treasury 2 Year Notes	(226)	December 2024	(46,940,345)	(47,062,735)	(122,390)
U.S. Treasury 10 Year Notes	(477)	December 2024	(54,403,426)	(54,512,156)	(108,730)
U.S. Treasury Long Bonds	(66)	December 2024	(8,287,028)	(8,196,375)	90,653
U.S. Treasury Ultra Bonds	(49)	December 2024	(6,567,833)	(6,521,594)	46,239
Total Short Contracts					(406,897)
Net Unrealized Depreciation					$ (101,230)

1.	As of September 30, 2024, cash in the amount of $1,008,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2024.
Written Options on Futures Contracts
As of September 30, 2024, the Portfolio held the following options agreements:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-Euro-Schatz	Barclays Capital	$ 107.30	10/25/24	(108)	EUR (10,800,000)	$ (17,087)	$ (15,629)
Written Swaptions
As of September 30, 2024, the Portfolio held the following swaptions agreements:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-2-Year Interest Rate Swap	Barclays Capital	$ 3.15	10/6/25	(22,700,000)	EUR (22,700,000)	$ (262,860)	$ (20,618)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-2-Year Interest Rate Swap	Barclays Capital	$ 3.15	10/6/25	(22,700,000)	EUR (22,700,000)	$ (262,860)	$ (582,906)
Call-2-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.25	10/7/24	(11,200,000)	$ (11,200,000)	(19,712)	(4,003)
						$(282,572)	$(586,909)

Swap Contracts
As of September 30, 2024, the Portfolio held the following centrally cleared interest rate swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 87,100,000	EUR	2/26/25	Fixed 3.475%	1 Day ESTR	At Maturity/At Maturity	$ 11,234	$ (146,301)	$ (157,535)
27,900,000	USD	12/20/25	Fixed 4.25%	1 Day SOFR	Annually/Annually	105,867	(169,628)	(275,495)
17,300,000	GBP	9/18/26	1 Day SONIA	Fixed 4.25%	Annually/Annually	204,520	148,175	(56,345)
14,000,000	JPY	9/20/27	Fixed 0.30%	1 Day TONAR + 0.06%	Semi-Annually/Semi-Annually	(1,511)	790	2,301
50,000,000	JPY	3/20/28	Fixed 0.30%	1 Day TONAR + 0.06%	Semi-Annually/Semi-Annually	(6,024)	3,562	9,586
420,000,000	JPY	9/14/28	Fixed 0.55%	1 Day TONAR	Annually/Annually	(3,870)	1,154	5,024
106,980,000	JPY	3/20/29	Fixed 0.45%	1 Day TONAR + 0.06%	Semi-Annually/Semi-Annually	(22,910)	6,239	29,149
386,000,000	JPY	12/15/31	Fixed 0.50%	1 Day TONAR	Annually/Annually	377	40,290	39,913
5,900,000	EUR	8/15/32	6 Month EURIBOR	Fixed 2.879%	Semi-Annually/Annually	—	272,977	272,977
9,600,000	USD	2/13/34	1 Day SOFR	Fixed 3.085%	Annually/Annually	(79,963)	(174,952)	(94,989)
32,725,000	EUR	3/19/35	6 Month EURIBOR	Fixed 2.50%	Semi-Annually/Annually	222,238	585,085	362,847
1,400,000	EUR	11/4/52	Fixed 0.19%	6 Month EURIBOR	Annually/Semi-Annually	—	674,736	674,736
7,000,000	USD	2/13/54	Fixed 2.865%	1 Day SOFR	Annually/Annually	131,403	589,515	458,112
2,800,000	USD	6/20/54	Fixed 3.5%	1 Day SOFR	Annually/Annually	73,903	(98,596)	(172,499)
12,674,000	EUR	3/19/55	Fixed 2.25%	6 Month EURIBOR	Annually/Semi-Annually	60,825	(10,775)	(71,600)
						$ 696,089	$ 1,722,271	$ 1,026,182
As of September 30, 2024, the Portfolio held the following centrally cleared inflation swap agreements1:
Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 5,400,000	USD	2/26/26	Fixed 2.314%	1 Month USD-CPI	At Maturity	$ 55,010	$ 584,553	$ 529,543
2,700,000	USD	3/5/26	Fixed 2.419%	1 Month USD-CPI	At Maturity	22,889	276,837	253,948
2,200,000	USD	5/13/26	Fixed 2.768%	1 Month USD-CPI	At Maturity	3,904	174,701	170,797
1,000,000	USD	5/14/26	Fixed 2.813%	1 Month USD-CPI	At Maturity	921	76,901	75,980
1,250,000	USD	5/25/26	Fixed 2.703%	1 Month USD-CPI	At Maturity	3,257	101,754	98,497
500,000	USD	6/1/26	Fixed 2.69%	1 Month USD-CPI	At Maturity	1,323	40,645	39,322
360,000	EUR	6/15/27	1 Month EUR-CPI	Fixed 1.36%	At Maturity	782	(56,670)	(57,452)
1,000,000	EUR	3/15/28	1 Month EUR-CPI	Fixed 1.535%	At Maturity	14,302	(139,175)	(153,477)
770,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.36%	At Maturity	(4,842)	(70,253)	(65,411)
510,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.353%	At Maturity	(3,443)	(46,951)	(43,508)
300,000	USD	8/26/28	Fixed 2.573%	1 Month USD-CPI	At Maturity	—	19,476	19,476
500,000	USD	9/10/28	Fixed 2.645%	1 Month USD-CPI	At Maturity	—	28,466	28,466
2,600,000	USD	11/4/29	1 Month USD-CPI	Fixed 1.76%	At Maturity	(136,601)	(415,296)	(278,695)
2,200,000	USD	5/19/30	1 Month USD-CPI	Fixed 1.28%	At Maturity	(193,995)	(455,679)	(261,684)
4,500,000	EUR	3/15/31	1 Month EUR-CPI	Fixed 1.38%	At Maturity	(102,923)	(884,643)	(781,720)
270,000	EUR	6/15/32	Fixed 2.72%	1 Month EUR-CPI	At Maturity	403	(9,373)	(9,776)
1,000,000	EUR	6/15/32	Fixed 2.72%	1 Month EUR-CPI	At Maturity	(7,362)	(34,717)	(27,355)
700,000	EUR	8/15/34	Fixed 2.049%	1 Month EUR-CPI	At Maturity	—	(8,526)	(8,526)
1,600,000	EUR	8/15/34	Fixed 2.049%	1 Month EUR-CPI	At Maturity	(2,798)	(19,489)	(16,691)
600,000	GBP	8/15/34	1 Month UKRPI-CPI	Fixed 3.50%	At Maturity	2,678	1,412	(1,266)
1,200,000	GBP	8/15/34	1 Month UKRPI-CPI	Fixed 3.50%	At Maturity	7,416	2,823	(4,593)
800,000	GBP	9/15/34	1 Month UKRPI-CPI	Fixed 3.466%	At Maturity	—	(1,401)	(1,401)
1,300,000	EUR	9/15/34	Fixed 2.034%	1 Month EUR-CPI	At Maturity	—	(13,494)	(13,494)
700,000	GBP	9/15/34	1 Month UKRPI-CPI	Fixed 3.466%	At Maturity	(172)	(1,226)	(1,054)
300,000	EUR	9/15/34	Fixed 2.034%	1 Month EUR-CPI	At Maturity	(3,348)	(3,114)	234
280,000	EUR	5/15/37	1 Month EUR-CPI	Fixed 2.488%	At Maturity	—	1,431	1,431
400,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.59%	At Maturity	(9,597)	11,191	20,788
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	—	2,423	2,423
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	110	2,423	2,313
100,000	EUR	4/15/52	1 Month EUR-CPI	Fixed 2.55%	At Maturity	119	2,642	2,523

Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 400,000	EUR	4/15/53	1 Month EUR-CPI	Fixed 2.70%	At Maturity	$ 2,546	$ 60,499	$ 57,953
400,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	—	70,222	70,222
300,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	813	52,666	51,853
200,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	1,723	35,111	33,388
100,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.736%	At Maturity	—	16,726	16,726
300,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.736%	At Maturity	3,800	50,178	46,378
300,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.682%	At Maturity	—	44,067	44,067
						$ (343,085)	$ (502,860)	$ (159,775)
As of September 30, 2024, the Portfolio held the following open OTC debt total return swap agreements2:
Swap Counterparty	Reference Obligation	Floating Rate[3]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[4]	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 01/15/2030	1 Day SOFR + 5.28%	10/4/24	Daily	$ 15,000	$ 104,429
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 07/15/2031	1 Day SOFR + 5.28%	10/4/24	Daily	10,000	77,041
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 07/15/2027	1 Day SOFR + 5.32%	10/10/24	Daily	10,000	19,644
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.625%, 01/15/2026	1 Day SOFR + 5.32%	10/10/24	Daily	5,000	11,610
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.50%, 01/15/2028	1 Day SOFR + 5.32%	10/10/24	Daily	15,000	27,194
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 01/15/2027	1 Day SOFR + 5.32%	10/10/24	Daily	10,000	19,003
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 04/15/2025	1 Day SOFR + 5.32%	10/10/24	Daily	5,000	14,559
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 07/15/2031	1 Day SOFR + 5.32%	10/10/24	Daily	10,000	(20,151)
						$ 253,329

1.	As of September 30, 2024, cash in the amount of $1,178,000 was on deposit with a broker for centrally cleared swap agreements.
2.	As of September 30, 2024, cash in the amount $500,000 was due to broker for OTC debt total return swap agreements.
3.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
4.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

Abbreviation(s):
AUD—Australia Dollar
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
CAD—Canada Dollar
CLO—Collateralized Loan Obligation
CPI—Consumer Price Index
DKK—Denmark Krone
ESTR—Euro Short Term Rate
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
JPY—Japanese Yen
PEN—Peru Nuevo Sol
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Interbank Average Rate
SONIA3M IR—Sterling Overnight Interbank Average 3 Month Index Rate
TBA—To Be Announced
TONAR—Tokyo Overnight Average Rate
UKRPI—UK Retail Price Index
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 35,595,227	$ —	$ 35,595,227
Corporate Bonds	—	1,859,491	—	1,859,491
Foreign Government Bonds	—	29,770,376	—	29,770,376
Mortgage-Backed Securities	—	10,989,861	—	10,989,861
U.S. Government & Federal Agencies	—	423,314,751	—	423,314,751
Total Long-Term Bonds	—	501,529,706	—	501,529,706
Short-Term Investment
Affiliated Investment Company	504,822	—	—	504,822
Total Investments in Securities	504,822	501,529,706	—	502,034,528
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	238,455	—	238,455
Futures Contracts	487,954	—	—	487,954
Interest Rate Swap Contracts	—	1,854,645	—	1,854,645
Inflation Swap Contracts	—	1,566,328	—	1,566,328
OTC Debt Total Return Swap Contracts	—	273,480	—	273,480
Total Other Financial Instruments	487,954	3,932,908	—	4,420,862
Total Investments in Securities and Other Financial Instruments	$ 992,776	$ 505,462,614	$ —	$ 506,455,390
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (36,217)	$ —	$ (36,217)
Futures Contracts (b)	(589,184)	—	—	(589,184)
Written Options	—	(623,156)	—	(623,156)
Interest Rate Swap Contracts (b)	—	(828,463)	—	(828,463)
Inflation Swap Contracts (b)	—	(1,726,103)	—	(1,726,103)
OTC Debt Total Return Swap Contracts (b)	—	(20,151)	—	(20,151)
Total Other Financial Instruments	$ (589,184)	$ (3,234,090)	$ —	$ (3,823,274)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (a)	Borrowing Date	Maturity Date	Amount Borrowed (a)	Payable for Sale-Buyback Transcations (b)
BNP Paribas S.A.	5.03%	9/18/2024	10/10/2024	$ 508,978	$ 508,585
BNP Paribas S.A.	5.03	9/18/2024	10/10/2024	4,122,563	4,120,682
BNP Paribas S.A.	5.02	9/20/2024	10/7/2024	1,426,915	1,426,179
BofA Securities, Inc.	5.05	9/23/2024	10/1/2024	610,012	610,013
BofA Securities, Inc.	5.05	9/23/2024	10/1/2024	14,788,831	14,788,831
BofA Securities, Inc.	5.00	9/25/2024	10/3/2024	4,848,584	4,848,042
BofA Securities, Inc.	5.09	9/25/2024	10/3/2024	203,175	203,140
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	7,380,660	7,380,196
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	15,569,014	15,567,941
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	6,358,247	6,357,920
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	5,254,602	5,254,285
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	7,257,014	7,256,577
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	6,055,283	6,054,780
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	8,468,429	8,467,848
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	7,714,094	7,713,411
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	6,616,314	6,615,769
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	8,720,983	8,720,252
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	11,159,986	11,158,765
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	5,508,185	5,507,666
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	11,038,266	11,037,079
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	5,368,606	5,368,062
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	15,882,276	15,880,735
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	9,738,166	9,737,072
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	9,407,256	9,406,189
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	7,943,419	7,942,533
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	14,307,859	14,306,277
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	28,051,781	28,048,891
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	12,118,807	12,117,483
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	12,471,875	12,470,494
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	35,238,527	35,235,196
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	10,904,273	10,903,504
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	12,056,138	12,055,159
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	19,552,307	19,550,840
BNP Paribas S.A.	5.12	9/26/2024	10/3/2024	14,802,482	14,801,705
BofA Securities, Inc.	5.11	9/30/2024	10/8/2024	1,425,717	1,424,762
BofA Securities, Inc.	5.11	9/30/2024	10/8/2024	14,809,335	14,803,658
				$357,688,959	$357,650,521
(a) During the period ended September 30, 2024, the Portfolio’s average amount of borrowing was $20,769,660 at a weighted average interest rate of 5.44%.
(b) Payable for sale-buyback transactions includes $(38,438) of deferred price drop.

NYLI VP Small Cap Growth Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 93.9%
Aerospace & Defense 1.4%
Curtiss-Wright Corp.	10,970	$ 3,605,729
Woodward, Inc.	17,393	2,983,074
		6,588,803
Automobile Components 0.8%
Modine Manufacturing Co. (a)	28,697	3,810,675
Banks 2.1%
Bancorp, Inc. (The) (a)	75,549	4,041,871
Prosperity Bancshares, Inc.	85,409	6,155,427
		10,197,298
Biotechnology 8.2%
Alkermes plc (a)	120,458	3,371,619
Ascendis Pharma A/S, ADR (a)	14,985	2,237,410
Biohaven Ltd. (a)	34,238	1,710,873
Blueprint Medicines Corp. (a)	66,127	6,116,748
Cytokinetics, Inc. (a)	63,412	3,348,154
Immunome, Inc. (a)(b)	19,204	280,762
Insmed, Inc. (a)(b)	44,894	3,277,262
Krystal Biotech, Inc. (a)(b)	12,465	2,269,004
Natera, Inc. (a)	30,871	3,919,073
Neurocrine Biosciences, Inc. (a)	34,464	3,970,942
SpringWorks Therapeutics, Inc. (a)	42,818	1,371,889
Vaxcyte, Inc. (a)	64,769	7,401,154
		39,274,890
Building Products 3.5%
AAON, Inc.	30,163	3,252,778
AZEK Co., Inc. (The) (a)	105,063	4,916,949
CSW Industrials, Inc.	6,813	2,496,215
Simpson Manufacturing Co., Inc.	15,163	2,900,227
Zurn Elkay Water Solutions Corp.	88,994	3,198,444
		16,764,613
Capital Markets 3.4%
Evercore, Inc., Class A	9,576	2,425,984
Hamilton Lane, Inc., Class A	35,269	5,938,947
Houlihan Lokey, Inc.	37,182	5,875,499
StepStone Group, Inc., Class A	38,060	2,162,950
		16,403,380
Chemicals 2.2%
Arcadium Lithium plc (a)(b)	361,269	1,029,617
HB Fuller Co.	50,699	4,024,486
Innospec, Inc.	26,959	3,048,793
Quaker Chemical Corp.	13,332	2,246,309
		10,349,205

	Shares	Value
Common Stocks
Commercial Services & Supplies 6.2%
Casella Waste Systems, Inc., Class A (a)	83,583	$ 8,315,673
Montrose Environmental Group, Inc. (a)	57,652	1,516,248
MSA Safety, Inc.	19,741	3,500,869
Rentokil Initial plc, Sponsored ADR (b)	128,685	3,208,117
Tetra Tech, Inc.	58,781	2,772,112
Vestis Corp.	90,000	1,341,000
Waste Connections, Inc.	48,759	8,719,084
		29,373,103
Communications Equipment 0.6%
Infinera Corp. (a)(b)	446,109	3,011,236
Construction & Engineering 4.9%
Comfort Systems USA, Inc.	6,691	2,611,832
Construction Partners, Inc., Class A (a)	47,225	3,296,305
Fluor Corp. (a)	102,286	4,880,065
Limbach Holdings, Inc. (a)	32,838	2,487,807
Sterling Infrastructure, Inc. (a)	31,644	4,589,013
Valmont Industries, Inc.	18,928	5,488,173
		23,353,195
Consumer Finance 0.2%
SoFi Technologies, Inc. (a)(b)	142,455	1,119,696
Consumer Staples Distribution & Retail 1.7%
Casey's General Stores, Inc.	14,060	5,282,482
Sprouts Farmers Market, Inc. (a)	27,207	3,003,925
		8,286,407
Diversified Consumer Services 3.3%
Bright Horizons Family Solutions, Inc. (a)	91,385	12,805,780
Mister Car Wash, Inc. (a)(b)	457,445	2,977,967
		15,783,747
Diversified Telecommunication Services 0.8%
Cogent Communications Holdings, Inc.	48,722	3,698,974
Electronic Equipment, Instruments & Components 2.0%
Littelfuse, Inc.	10,638	2,821,730
Mirion Technologies, Inc. (a)	107,725	1,192,516
Novanta, Inc. (a)	30,645	5,483,003
		9,497,249
Energy Equipment & Services 3.5%
Cactus, Inc., Class A (b)	78,691	4,695,492
ChampionX Corp.	162,577	4,901,697
Oceaneering International, Inc. (a)	88,889	2,210,669

	Shares	Value
Common Stocks
Energy Equipment & Services
TechnipFMC plc	184,166	$ 4,830,674
		16,638,532
Entertainment 0.6%
Take-Two Interactive Software, Inc. (a)	19,598	3,012,409
Financial Services 0.7%
WEX, Inc. (a)	16,700	3,502,491
Food Products 0.6%
Freshpet, Inc. (a)	20,480	2,801,050
Ground Transportation 0.7%
Saia, Inc. (a)	7,938	3,470,970
Health Care Equipment & Supplies 5.2%
Establishment Labs Holdings, Inc. (a)(b)	69,455	3,005,318
Glaukos Corp. (a)	33,913	4,418,185
Globus Medical, Inc., Class A (a)	34,310	2,454,537
Haemonetics Corp. (a)	14,705	1,181,988
Inari Medical, Inc. (a)	50,795	2,094,786
OrthoPediatrics Corp. (a)	52,493	1,423,085
PROCEPT BioRobotics Corp. (a)	32,099	2,571,772
SI-BONE, Inc. (a)	131,917	1,844,200
TransMedics Group, Inc. (a)(b)	36,045	5,659,065
		24,652,936
Health Care Providers & Services 7.1%
Accolade, Inc. (a)	166,786	642,126
Encompass Health Corp.	52,567	5,080,075
Ensign Group, Inc. (The)	40,803	5,868,288
HealthEquity, Inc. (a)	82,951	6,789,539
LifeStance Health Group, Inc. (a)	185,862	1,301,034
NeoGenomics, Inc. (a)	237,535	3,503,641
Option Care Health, Inc. (a)	92,494	2,895,062
RadNet, Inc. (a)	66,952	4,645,799
Surgery Partners, Inc. (a)	97,131	3,131,504
		33,857,068
Health Care Technology 0.9%
Phreesia, Inc. (a)	193,145	4,401,774
Hotels, Restaurants & Leisure 1.9%
Churchill Downs, Inc.	20,403	2,758,690
First Watch Restaurant Group, Inc. (a)	38,169	595,436
Kura Sushi USA, Inc., Class A (a)(b)	17,751	1,430,020
Sweetgreen, Inc., Class A (a)	55,778	1,977,330

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Texas Roadhouse, Inc.	12,586	$ 2,222,688
		8,984,164
Household Durables 1.1%
Installed Building Products, Inc.	18,405	4,532,599
TopBuild Corp. (a)	2,179	886,439
		5,419,038
Industrial REITs 1.5%
EastGroup Properties, Inc.	16,370	3,058,244
Terreno Realty Corp. (b)	59,887	4,002,248
		7,060,492
Insurance 1.7%
Goosehead Insurance, Inc., Class A (a)	26,051	2,326,354
Kinsale Capital Group, Inc.	7,584	3,530,883
Selective Insurance Group, Inc.	23,640	2,205,612
		8,062,849
IT Services 0.3%
Globant SA (a)	8,142	1,613,256
Life Sciences Tools & Services 1.6%
Bio-Techne Corp.	39,996	3,196,880
Bruker Corp.	61,955	4,278,612
		7,475,492
Machinery 3.0%
Enpro, Inc.	14,929	2,421,185
IDEX Corp.	9,427	2,022,091
John Bean Technologies Corp. (b)	37,567	3,700,725
Kadant, Inc.	6,023	2,035,774
Mueller Water Products, Inc., Class A	102,604	2,226,507
SPX Technologies, Inc. (a)	10,912	1,740,028
		14,146,310
Metals & Mining 0.5%
Materion Corp.	21,273	2,379,598
Oil, Gas & Consumable Fuels 1.1%
Matador Resources Co.	61,223	3,025,641
Range Resources Corp.	75,296	2,316,105
		5,341,746
Personal Care Products 0.7%
BellRing Brands, Inc. (a)	55,208	3,352,230

	Shares	Value
Common Stocks
Pharmaceuticals 0.1%
BioAge Labs, Inc. (a)	13,501	$ 280,821
Professional Services 1.1%
CBIZ, Inc. (a)	39,577	2,663,136
FTI Consulting, Inc. (a)	11,919	2,712,288
		5,375,424
Real Estate Management & Development 0.2%
DigitalBridge Group, Inc.	76,031	1,074,318
Semiconductors & Semiconductor Equipment 5.2%
Credo Technology Group Holding Ltd. (a)	95,674	2,946,759
Entegris, Inc.	34,432	3,874,633
Lattice Semiconductor Corp. (a)	18,637	989,065
MACOM Technology Solutions Holdings, Inc. (a)	32,910	3,661,567
Onto Innovation, Inc. (a)	9,122	1,893,362
PDF Solutions, Inc. (a)	54,697	1,732,801
Power Integrations, Inc.	33,808	2,167,769
SiTime Corp. (a)	32,233	5,528,282
Veeco Instruments, Inc. (a)	62,847	2,082,121
		24,876,359
Software 9.7%
Alkami Technology, Inc. (a)	72,682	2,292,390
BlackLine, Inc. (a)	21,881	1,206,518
Box, Inc., Class A (a)	121,106	3,963,799
CCC Intelligent Solutions Holdings, Inc. (a)	473,971	5,237,380
Clear Secure, Inc., Class A	75,159	2,490,769
Clearwater Analytics Holdings, Inc., Class A (a)	143,689	3,628,147
Descartes Systems Group, Inc. (The) (a)	41,396	4,262,132
Dynatrace, Inc. (a)	104,104	5,566,441
Envestnet, Inc. (a)	57,907	3,626,136
Freshworks, Inc., Class A (a)	127,641	1,465,319
Guidewire Software, Inc. (a)	17,807	3,257,613
JFrog Ltd. (a)	63,663	1,848,774
Procore Technologies, Inc. (a)	41,258	2,546,444
PROS Holdings, Inc. (a)	85,730	1,587,720
Sprout Social, Inc., Class A (a)	65,768	1,911,876
Workiva, Inc. (a)	21,319	1,686,759
		46,578,217
Specialty Retail 0.9%
Boot Barn Holdings, Inc. (a)	26,116	4,368,684
Trading Companies & Distributors 2.7%
Applied Industrial Technologies, Inc.	12,273	2,738,475
FTAI Aviation Ltd. (b)	30,811	4,094,782

	Shares	Value
Common Stocks
Trading Companies & Distributors
SiteOne Landscape Supply, Inc. (a)	41,252	$ 6,225,339
		13,058,596
Total Common Stocks (Cost $365,130,291)		449,297,295
Exchange-Traded Fund 1.0%
SPDR S&P Biotech ETF (b)	47,547	4,697,644
Total Exchange-Traded Fund (Cost $3,834,104)		4,697,644
Short-Term Investments 8.7%
Affiliated Investment Company 5.2%
NYLI U.S. Government Liquidity Fund, 4.88% (c)	25,062,584	25,062,584
Unaffiliated Investment Companies 3.5%
Dreyfus Treasury Obligations Cash Management Fund, 4.944% (c)(d)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 4.917% (c)(d)	15,479,598	15,479,598
		16,479,598
Total Short-Term Investments (Cost $41,542,182)		41,542,182
Total Investments (Cost $410,506,577)	103.6%	495,537,121
Other Assets, Less Liabilities	(3.6)	(17,145,208)
Net Assets	100.0%	$ 478,391,913

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2024, the aggregate market value of securities on loan was $20,766,161; the total market value of collateral held by the Portfolio was $21,590,202. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $5,110,604. The Portfolio received cash collateral with a value of $16,479,598.
(c)	Current yield as of September 30, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 16,936	$ 109,394	$ (101,267)	$ —	$ —	$ 25,063	$ 611	$ —	25,063

Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 449,297,295	$ —	$ —	$ 449,297,295
Exchange-Traded Fund	4,697,644	—	—	4,697,644
Short-Term Investments
Affiliated Investment Company	25,062,584	—	—	25,062,584
Unaffiliated Investment Companies	16,479,598	—	—	16,479,598
Total Short-Term Investments	41,542,182	—	—	41,542,182
Total Investments in Securities	$ 495,537,121	$ —	$ —	$ 495,537,121

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP American Century Sustainable Equity Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.8%
Aerospace & Defense 0.4%
Lockheed Martin Corp.	2,919	$ 1,706,331
Air Freight & Logistics 0.9%
FedEx Corp.	6,654	1,821,067
United Parcel Service, Inc., Class B	15,728	2,144,355
		3,965,422
Automobile Components 0.5%
Aptiv plc (a)	29,363	2,114,430
Automobiles 1.0%
Tesla, Inc. (a)	16,817	4,399,832
Banks 3.3%
Bank of America Corp.	100,435	3,985,261
JPMorgan Chase & Co.	34,066	7,183,157
Regions Financial Corp.	162,855	3,799,407
		14,967,825
Beverages 1.1%
PepsiCo, Inc.	29,637	5,039,772
Biotechnology 2.1%
AbbVie, Inc.	29,572	5,839,879
Amgen, Inc.	6,058	1,951,948
Vertex Pharmaceuticals, Inc. (a)	3,890	1,809,161
		9,600,988
Broadline Retail 3.3%
Amazon.com, Inc. (a)	80,005	14,907,332
Building Products 1.1%
Johnson Controls International plc	61,212	4,750,663
Capital Markets 4.3%
Ameriprise Financial, Inc.	5,905	2,774,228
BlackRock, Inc.	3,763	3,573,006
Intercontinental Exchange, Inc.	13,692	2,199,483
Morgan Stanley	53,899	5,618,432
S&P Global, Inc.	9,996	5,164,133
		19,329,282
Chemicals 1.8%
Ecolab, Inc.	12,528	3,198,774
Linde plc	10,321	4,921,672
		8,120,446

	Shares	Value
Common Stocks
Communications Equipment 1.2%
Cisco Systems, Inc.	39,057	$ 2,078,614
Motorola Solutions, Inc.	7,542	3,391,109
		5,469,723
Consumer Finance 0.7%
American Express Co.	11,510	3,121,512
Consumer Staples Distribution & Retail 2.4%
Costco Wholesale Corp.	3,994	3,540,761
Sysco Corp.	46,407	3,622,531
Target Corp.	23,540	3,668,944
		10,832,236
Containers & Packaging 0.5%
Ball Corp.	32,821	2,228,874
Distributors 0.4%
LKQ Corp.	46,411	1,852,727
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc.	93,219	4,186,465
Electric Utilities 1.7%
NextEra Energy, Inc.	91,875	7,766,194
Electrical Equipment 0.9%
Eaton Corp. plc	12,761	4,229,506
Electronic Equipment, Instruments & Components 0.5%
CDW Corp.	10,786	2,440,872
Energy Equipment & Services 0.9%
Schlumberger NV	102,136	4,284,605
Entertainment 0.5%
Liberty Media Corp.-Liberty Formula One, Class C (a)	7,811	604,806
Walt Disney Co. (The)	16,666	1,603,102
		2,207,908
Financial Services 2.6%
Block, Inc. (a)	19,992	1,342,063
Mastercard, Inc., Class A	7,680	3,792,384
Visa, Inc., Class A	24,389	6,705,755
		11,840,202

	Shares	Value
Common Stocks
Food Products 0.8%
Mondelez International, Inc., Class A	45,944	$ 3,384,694
Ground Transportation 1.6%
Saia, Inc. (a)	1,661	726,289
Uber Technologies, Inc. (a)	36,779	2,764,310
Union Pacific Corp.	15,463	3,811,320
		7,301,919
Health Care Equipment & Supplies 1.2%
DexCom, Inc. (a)	15,613	1,046,696
IDEXX Laboratories, Inc. (a)	2,460	1,242,841
Intuitive Surgical, Inc. (a)	6,224	3,057,664
		5,347,201
Health Care Providers & Services 2.9%
Cigna Group (The)	11,876	4,114,322
UnitedHealth Group, Inc.	15,115	8,837,438
		12,951,760
Hotels, Restaurants & Leisure 0.6%
Airbnb, Inc., Class A (a)	6,561	832,001
Chipotle Mexican Grill, Inc. (a)	32,770	1,888,207
		2,720,208
Household Products 1.1%
Colgate-Palmolive Co.	12,407	1,287,971
Procter & Gamble Co. (The)	21,965	3,804,338
		5,092,309
Industrial Conglomerates 0.7%
Honeywell International, Inc.	14,606	3,019,206
Industrial REITs 1.4%
Prologis, Inc.	51,018	6,442,553
Insurance 2.4%
Marsh & McLennan Cos., Inc.	12,094	2,698,050
MetLife, Inc.	28,792	2,374,764
Progressive Corp. (The)	13,539	3,435,657
Prudential Financial, Inc.	17,827	2,158,850
		10,667,321
Interactive Media & Services 6.4%
Alphabet, Inc., Class A	107,059	17,755,735
Meta Platforms, Inc., Class A	19,645	11,245,584
		29,001,319

	Shares	Value
Common Stocks
IT Services 1.6%
Accenture plc, Class A	9,793	$ 3,461,630
International Business Machines Corp.	16,290	3,601,393
		7,063,023
Leisure Products 0.3%
YETI Holdings, Inc. (a)	31,000	1,271,930
Life Sciences Tools & Services 3.1%
Agilent Technologies, Inc.	29,447	4,372,290
Danaher Corp.	20,545	5,711,921
Thermo Fisher Scientific, Inc.	6,182	3,824,000
		13,908,211
Machinery 2.6%
Cummins, Inc.	11,241	3,639,723
Deere & Co.	4,528	1,889,670
Parker-Hannifin Corp.	5,497	3,473,115
Xylem, Inc.	19,736	2,664,952
		11,667,460
Oil, Gas & Consumable Fuels 2.1%
ConocoPhillips	45,877	4,829,931
EOG Resources, Inc.	36,956	4,543,001
		9,372,932
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	19,279	997,495
Eli Lilly & Co.	5,440	4,819,514
Merck & Co., Inc.	32,075	3,642,437
Novo Nordisk A/S, Class B	22,801	2,678,966
Zoetis, Inc.	20,158	3,938,470
		16,076,882
Semiconductors & Semiconductor Equipment 11.3%
Advanced Micro Devices, Inc. (a)	35,395	5,807,612
Analog Devices, Inc.	19,677	4,529,055
Applied Materials, Inc.	17,850	3,606,593
ASML Holding NV	2,960	2,456,695
Broadcom, Inc.	28,164	4,858,290
NVIDIA Corp.	244,678	29,713,696
		50,971,941
Software 10.9%
Adobe, Inc. (a)	2,225	1,152,060
Cadence Design Systems, Inc. (a)	13,385	3,627,737
Crowdstrike Holdings, Inc., Class A (a)	5,670	1,590,265
Dynatrace, Inc. (a)	14,502	775,422
Microsoft Corp.	83,502	35,930,911
Salesforce, Inc.	8,051	2,203,639

	Shares	Value
Common Stocks
Software
ServiceNow, Inc. (a)	1,411	$ 1,261,984
Workday, Inc., Class A (a)	9,854	2,408,416
		48,950,434
Specialized REITs 0.7%
Equinix, Inc.	3,705	3,288,669
Specialty Retail 3.5%
CarMax, Inc. (a)	16,324	1,263,151
Home Depot, Inc. (The)	18,452	7,476,750
TJX Cos., Inc. (The)	39,009	4,585,118
Tractor Supply Co.	8,935	2,599,460
		15,924,479
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.	135,677	31,612,741
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp. (a)	8,430	1,344,163
Trading Companies & Distributors 0.7%
Ferguson Enterprises, Inc.	9,541	1,894,556
United Rentals, Inc.	1,733	1,403,262
		3,297,818
Total Common Stocks (Cost $338,778,954)		450,042,320
Exchange-Traded Fund 0.1%
iShares Core S&P 500 ETF	776	447,613
Total Exchange-Traded Fund (Cost $426,330)		447,613
Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 4.88% (b)	969,834	969,834
Total Short-Term Investment (Cost $969,834)		969,834
Total Investments (Cost $340,175,118)	100.1%	451,459,767
Other Assets, Less Liabilities	(0.1)	(305,794)
Net Assets	100.0%	$ 451,153,973

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 906	$ 33,592	$ (33,528)	$ —	$ —	$ 970	$ 31	$ —	970
Foreign Currency Forward Contracts
As of September 30, 2024, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,726,189	DKK	18,149,166	Morgan Stanley & Co.	12/20/24	$ 4,685
USD	384,064	EUR	342,983	Goldman Sachs & Co LLC	12/20/24	1,022
USD	69,841	EUR	62,397	Goldman Sachs & Co LLC	12/20/24	157
USD	230,436	EUR	205,646	JPMorgan Chase Bank N.A.	12/20/24	771
Total Unrealized Appreciation						6,635
DKK	2,712,319	USD	407,119	Morgan Stanley & Co.	12/20/24	(402)
USD	363,097	EUR	325,158	Citibank N.A.	12/20/24	(38)
USD	362,837	EUR	325,158	Goldman Sachs & Co LLC	12/20/24	(298)
USD	363,070	EUR	325,158	JPMorgan Chase Bank N.A.	12/20/24	(66)
USD	362,769	EUR	325,158	UBS AG	12/20/24	(366)
Total Unrealized Depreciation						(1,170)
Net Unrealized Appreciation						$ 5,465

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Abbreviation(s):
DKK—Denmark Krone
ETF—Exchange-Traded Fund
EUR—Euro
REIT—Real Estate Investment Trust
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 450,042,320	$ —	$ —	$ 450,042,320
Exchange-Traded Fund	447,613	—	—	447,613
Short-Term Investment
Affiliated Investment Company	969,834	—	—	969,834
Total Investments in Securities	451,459,767	—	—	451,459,767
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	6,635	—	6,635
Total Investments in Securities and Other Financial Instruments	$ 451,459,767	$ 6,635	$ —	$ 451,466,402
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (1,170)	$ —	$ (1,170)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI VP Schroders Mid Cap Opportunities Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 97.6%
Aerospace & Defense 3.7%
BWX Technologies, Inc.	121,244	$ 13,179,223
Hexcel Corp.	211,010	13,046,748
		26,225,971
Banks 2.6%
Commerce Bancshares, Inc.	141,972	8,433,137
Fifth Third Bancorp	229,848	9,846,688
		18,279,825
Biotechnology 1.5%
Exact Sciences Corp. (a)	158,744	10,813,641
Building Products 5.3%
Advanced Drainage Systems, Inc.	67,614	10,626,216
Masco Corp.	129,459	10,866,788
Trane Technologies plc	24,257	9,429,424
Trex Co., Inc. (a)	97,141	6,467,648
		37,390,076
Capital Markets 2.9%
MarketAxess Holdings, Inc.	37,025	9,485,805
Raymond James Financial, Inc.	88,814	10,876,162
		20,361,967
Chemicals 0.5%
Westlake Corp.	24,020	3,609,966
Commercial Services & Supplies 3.4%
Rentokil Initial plc, Sponsored ADR	591,564	14,747,691
Waste Connections, Inc.	53,188	9,511,078
		24,258,769
Communications Equipment 2.7%
Ciena Corp. (a)	158,945	9,789,423
Motorola Solutions, Inc.	20,611	9,267,324
		19,056,747
Containers & Packaging 3.6%
AptarGroup, Inc.	94,442	15,128,664
Avery Dennison Corp.	45,205	9,979,456
		25,108,120
Electric Utilities 1.3%
Alliant Energy Corp.	152,603	9,261,476
Electrical Equipment 1.8%
Regal Rexnord Corp.	76,881	12,753,020

	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components 4.3%
CDW Corp.	32,846	$ 7,433,050
Teledyne Technologies, Inc. (a)	23,129	10,122,638
Zebra Technologies Corp., Class A (a)	34,713	12,854,918
		30,410,606
Entertainment 1.5%
Take-Two Interactive Software, Inc. (a)	70,039	10,765,695
Food Products 3.2%
Hershey Co. (The)	59,343	11,380,801
McCormick & Co., Inc. (Non-Voting)	140,141	11,533,604
		22,914,405
Health Care Equipment & Supplies 3.6%
Cooper Cos., Inc. (The) (a)	101,530	11,202,820
Masimo Corp. (a)	107,280	14,303,643
		25,506,463
Health Care Providers & Services 3.2%
Chemed Corp.	18,592	11,173,234
Encompass Health Corp.	117,240	11,330,074
		22,503,308
Health Care REITs 3.3%
Alexandria Real Estate Equities, Inc.	92,800	11,020,000
Ventas, Inc.	195,351	12,527,860
		23,547,860
Hotels, Restaurants & Leisure 6.0%
Aramark	587,642	22,759,375
Churchill Downs, Inc.	86,153	11,648,747
Domino's Pizza, Inc.	17,917	7,706,818
		42,114,940
Household Durables 1.0%
Garmin Ltd.	40,933	7,205,436
Industrial REITs 0.9%
Rexford Industrial Realty, Inc.	121,955	6,135,556
Insurance 7.4%
Arthur J. Gallagher & Co.	37,559	10,567,976
Assurant, Inc.	87,483	17,396,869
Everest Group Ltd.	14,542	5,697,992
Reinsurance Group of America, Inc.	46,068	10,036,835
Ryan Specialty Holdings, Inc.	133,257	8,846,932
		52,546,604

	Shares	Value
Common Stocks
Interactive Media & Services 3.1%
Match Group, Inc. (a)	394,743	$ 14,937,075
Pinterest, Inc., Class A (a)	211,887	6,858,782
		21,795,857
IT Services 3.9%
Amdocs Ltd.	107,173	9,375,494
EPAM Systems, Inc. (a)	44,301	8,817,228
VeriSign, Inc. (a)	47,372	8,998,785
		27,191,507
Life Sciences Tools & Services 1.4%
West Pharmaceutical Services, Inc.	33,429	10,034,049
Machinery 3.4%
Dover Corp.	57,625	11,049,018
IDEX Corp.	59,179	12,693,895
		23,742,913
Multi-Utilities 1.3%
CMS Energy Corp.	131,050	9,256,062
Oil, Gas & Consumable Fuels 3.0%
Coterra Energy, Inc.	334,983	8,022,843
Devon Energy Corp.	139,059	5,439,988
Diamondback Energy, Inc.	43,188	7,445,611
		20,908,442
Professional Services 4.9%
ExlService Holdings, Inc. (a)	264,007	10,071,867
Leidos Holdings, Inc.	44,722	7,289,686
Robert Half, Inc.	119,661	8,066,348
Verisk Analytics, Inc.	33,447	8,962,458
		34,390,359
Residential REITs 1.2%
American Homes 4 Rent, Class A	228,406	8,768,506
Retail REITs 1.6%
Brixmor Property Group, Inc.	402,350	11,209,471
Semiconductors & Semiconductor Equipment 2.8%
Entegris, Inc.	93,576	10,530,107
ON Semiconductor Corp. (a)	124,245	9,021,430
		19,551,537
Software 5.0%
AppLovin Corp., Class A (a)	94,979	12,399,508
Dolby Laboratories, Inc., Class A	183,069	14,010,271

	Shares	Value
Common Stocks
Software
PTC, Inc. (a)	50,381	$ 9,101,832
		35,511,611
Specialty Retail 1.2%
Burlington Stores, Inc. (a)	31,455	8,287,763
Technology Hardware, Storage & Peripherals 1.1%
Pure Storage, Inc., Class A (a)	157,258	7,900,642
Total Common Stocks (Cost $639,300,012)		689,319,170
Short-Term Investment 2.4%
Affiliated Investment Company 2.4%
NYLI U.S. Government Liquidity Fund, 4.88% (b)	17,010,660	17,010,660
Total Short-Term Investment (Cost $17,010,660)		17,010,660
Total Investments (Cost $656,310,672)	100.0%	706,329,830
Other Assets, Less Liabilities	(0.0)‡	(323,235)
Net Assets	100.0%	$ 706,006,595

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,471	$ 157,652	$ (142,112)	$ —	$ —	$ 17,011	$ 226	$ —	17,011
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 689,319,170	$ —	$ —	$ 689,319,170
Short-Term Investment
Affiliated Investment Company	17,010,660	—	—	17,010,660
Total Investments in Securities	$ 706,329,830	$ —	$ —	$ 706,329,830

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI VP Winslow Large Cap Growth Portfolio
Portfolio of Investments September 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Aerospace & Defense 2.0%
General Electric Co.	181,400	$ 34,208,412
Automobiles 1.2%
Tesla, Inc. (a)	77,700	20,328,651
Biotechnology 0.9%
Alnylam Pharmaceuticals, Inc. (a)	58,500	16,089,255
Broadline Retail 8.3%
Amazon.com, Inc. (a)	620,100	115,543,233
MercadoLibre, Inc. (a)	12,310	25,259,628
		140,802,861
Building Products 1.9%
Trane Technologies plc	82,900	32,225,717
Capital Markets 2.0%
KKR & Co., Inc.	255,800	33,402,364
Chemicals 1.0%
Ecolab, Inc.	69,200	17,668,836
Commercial Services & Supplies 1.3%
Waste Connections, Inc.	123,045	22,002,907
Construction Materials 1.2%
Vulcan Materials Co.	78,230	19,591,139
Electrical Equipment 1.8%
Eaton Corp. plc	90,300	29,929,032
Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp., Class A	396,700	25,848,972
Entertainment 4.1%
Netflix, Inc. (a)	36,330	25,767,779
Spotify Technology SA (a)	119,100	43,891,923
		69,659,702
Financial Services 2.5%
Mastercard, Inc., Class A	85,990	42,461,862
Ground Transportation 1.6%
Uber Technologies, Inc. (a)	365,370	27,461,209

	Shares	Value
Common Stocks
Health Care Equipment & Supplies 4.9%
Boston Scientific Corp. (a)	216,020	$ 18,102,476
Intuitive Surgical, Inc. (a)	81,430	40,004,116
Stryker Corp.	70,200	25,360,452
		83,467,044
Hotels, Restaurants & Leisure 4.2%
Booking Holdings, Inc.	2,120	8,929,694
Chipotle Mexican Grill, Inc. (a)	367,300	21,163,826
Hilton Worldwide Holdings, Inc.	76,480	17,628,640
Starbucks Corp.	237,000	23,105,130
		70,827,290
Interactive Media & Services 10.2%
Alphabet, Inc.
Class A	244,760	40,593,446
Class C	222,400	37,183,056

Meta Platforms, Inc., Class A	168,150	96,255,786
		174,032,288
IT Services 1.1%
Shopify, Inc., Class A (a)	236,600	18,961,124
Pharmaceuticals 2.5%
Eli Lilly & Co.	47,570	42,144,166
Semiconductors & Semiconductor Equipment 17.7%
Advanced Micro Devices, Inc. (a)	176,200	28,910,896
ASML Holding NV (Registered), ADR	28,750	23,955,937
Broadcom, Inc.	392,300	67,671,750
Lam Research Corp.	29,860	24,368,149
NVIDIA Corp.	1,145,350	139,091,304
Texas Instruments, Inc.	83,500	17,248,595
		301,246,631
Software 20.3%
Adobe, Inc. (a)	27,720	14,352,862
Fair Isaac Corp. (a)	16,370	31,815,422
Intuit, Inc.	42,540	26,417,340
Microsoft Corp.	403,810	173,759,443
Oracle Corp.	126,900	21,623,760
ServiceNow, Inc. (a)	33,020	29,532,758
Synopsys, Inc. (a)	36,190	18,326,254
Workday, Inc., Class A (a)	122,720	29,993,995
		345,821,834
Specialty Retail 1.2%
O'Reilly Automotive, Inc. (a)	17,300	19,922,680

	Shares	Value
Common Stocks
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	448,850	$ 104,582,050
Total Common Stocks (Cost $1,157,909,815)		1,692,686,026
Short-Term Investment 0.5%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 4.88% (b)	8,680,734	8,680,734
Total Short-Term Investment (Cost $8,680,734)		8,680,734
Total Investments (Cost $1,166,590,549)	100.0%	1,701,366,760
Other Assets, Less Liabilities	0.0‡	196,995
Net Assets	100.0%	$ 1,701,563,755

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 6,291	$ 279,328	$ (276,938)	$ —	$ —	$ 8,681	$ 369	$ —	8,681
Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,692,686,026	$ —	$ —	$ 1,692,686,026
Short-Term Investment
Affiliated Investment Company	8,680,734	—	—	8,680,734
Total Investments in Securities	$ 1,701,366,760	$ —	$ —	$ 1,701,366,760

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

New York Life Investments VP Funds Trust
Notes to Portfolios of Investments September 30, 2024 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the New York Life Investments VP Funds Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Portfolio’s assets and liabilities as of September 30, 2024, is included at the end of the Portfolio of Investments.

The Portfolios may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended September 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Portfolio's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs within. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. These securities are generally categorized as Level 1 (exchanged-traded) or Level 2 (OTC) in the hierarchy.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under a Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Portfolio's procedures described above. The liquidity of each Portfolio's investments was determined as of September 30, 2024, and can change at any time.